As filed with the Securities and Exchange Commission on May 1, 2007

                                                              File No. 033-87376
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ---------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 29                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 102                                                     |X|


                        (Check appropriate box or boxes.)

                              ---------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ---------------------
                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ---------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312 (Depositor's
                     Telephone Number, including Area Code)

                             ---------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ---------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] _______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                             ---------------------

    Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                     PART A

                                                                     [VERSION A]
                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                           MAY 1, 2007
 This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account") the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                          ANNUITY OPERATIONS DIVISION
                                                          PO Box 8027
                                                          Boston, MA 02266-8027
                                              [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                     Page
-----------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS.................................    3

SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................    9
FINANCIAL STATEMENTS......................................    9
PERFORMANCE HISTORY.......................................    9
THE VARIABLE ACCUMULATION ANNUITY.........................    9
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   10
THE VARIABLE INVESTMENT OPTIONS...........................   10
   Administrative, Marketing and Support Service Fees.....   10
GIA.......................................................   11
MVA.......................................................   11
DEDUCTIONS AND CHARGES....................................   12
   Annual Administrative Charges..........................   12
   Daily Administrative Fee...............................   12
   Market Value Adjustment................................   12
   Mortality and Expense Risks Fee........................   12
   Surrender Charges......................................   12
   Tax....................................................   13
   Transfer Charge........................................   13
   Other Charges..........................................   13
THE ACCUMULATION PERIOD...................................   13
   Accumulation Units.....................................   13
   Accumulation Unit Values...............................   13
   Purchase of Contracts..................................   13
   Additional Programs ...................................   14
   Surrender of Contract and Withdrawals..................   16
   Contract Termination...................................   16
   Payment Upon Death Before Maturity Date ...............   17
INTERNET, INTERACTIVE VOICE RESPONSE AND
  TELEPHONE TRANSFERS ....................................   17
MARKET TIMING AND OTHER DISRUPTIVE TRADING................   18
THE ANNUITY PERIOD .......................................   19

   Annuity Payments.......................................   19

   Annuity Payment Options................................   19
   Payment Upon Death After Maturity Date.................   21

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   22
   Valuation Date.........................................   22
   Valuation Period.......................................   22
   Accumulation Unit Value................................   22
   Net Investment Factor..................................   22

MISCELLANEOUS PROVISIONS..................................   22
   Assignment.............................................   22
   Payment Deferral.......................................   22
   Free Look Period.......................................   22
   Amendments to Contracts................................   23
   Substitution of Fund Shares............................   23
   Ownership of the Contract..............................   23

FEDERAL INCOME TAXES......................................   23
   Introduction...........................................   23
   Income Tax Status......................................   23
   Taxation of Annuities in General--Nonqualified Plans...   23
   Additional Considerations..............................   24
   Owner Control..........................................   25
   Diversification Standards .............................   26
   Taxation of Annuities in General--Qualified Plans......   26

SALES OF VARIABLE ACCUMULATION CONTRACTS .................   29
SERVICING AGENT...........................................   30
STATE REGULATION .........................................   30
REPORTS ..................................................   30
VOTING RIGHTS ............................................   30
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   31
THE PHOENIX COMPANIES INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES...........   31
SAI TABLE OF CONTENTS.....................................   32
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES ........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.


CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000
[diamond]  Individual Retirement Annuity--$1,000
[diamond]  Bank draft program--$25
[diamond]  Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.


VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     6%
       Age of Payment in Complete Years 2.............     5%       This table describes the fees and expenses that you will
       Age of Payment in Complete Years 3.............     4%       pay at the time that you surrender the contract or transfer
       Age of Payment in Complete Years 4.............     3%       value between the subaccounts. State premium taxes may also
       Age of Payment in Complete Years 5.............     2%       be deducted.
       Age of Payment in Complete Years 6.............     1%
       Age of Payment in Complete Years 7+............    None

    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current(2)........................................    $35
    Maximum...........................................    $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES                            This table describes the fees and expenses that you will
(as a percentage of average account value)                          pay periodically during the time that you own the contract,
    Mortality and Expense Risk Fee....................   1.250%     not including annual fund fees and expenses.
    Daily Administrative Fee..........................    .125%
                                                         -----
    Total Annual Separate Account Expenses............   1.375%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                      This table shows the minimum and maximum total operating
                                      Minimum      Maximum          expenses, as a percentage of daily net assets, for the year
                                      -------      -------          ended 12/31/06 charged by the fund companies that you may
Total Annual Fund Operating                                         pay periodically during the time that you own the contract.
Expenses (expenses that are                                         More detail concerning the funds' fees and total and net fund
deducted from the fund assets                                       operating expenses can be found after the Expense Examples
include management fees,                                            and are contained in the fund prospectuses.
12b-1 fees and other expenses) .....    0.28%        5.12%


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                    These examples are intended to help you compare the cost of
If you surrender or annuitize your contract at the end of           investing in the contract with the cost of investing in other
the applicable time period, your maximum costs would be:            variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges,
         1 Year       3 Years       5 Years      10 Years           maximum transfer charges, maximum contract fees, maximum of all
         ------------------------------------------------           applicable riders and benefit fees, separate account annual
         $1,356       $2,587        $3,765        $6,633            expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/06.The examples assume
If you do not surrender or annuitize your contract at the           that you invest $10,000 in the contract for the time periods
end of the applicable time periods, your maximum costs              indicated. The examples also assume that your investment has
would be:                                                           a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your
         1 Year       3 Years       5 Years      10 Years           contract value to the fund with the maximum total operating
---------------------------------------------------------           expenses. Although your actual costs may be higher or lower
          $742        $2,170        $3,527        $6,633            based on these assumptions, your costs are shown in the table to the left.

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charges."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                  Total Net
                                              Investment  Rule 12b-1    Other       Acquired     Annual   Contractual    Annual
                                              Management  or Service  Operating   Fund Fees and   Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses     Expenses    Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00      0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00      0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00      1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35      0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)     0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00      0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00      1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00      0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00      0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00      0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00      0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00      0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00      1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)     0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00      0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00      1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00      1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)     1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00      1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00      0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00      0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00      1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00      0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)     0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)     1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)     0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00      0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)     0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)     0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                  Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00      1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)     1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00      1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)     1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)     0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)     0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)     0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)     1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)     1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)     0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)     0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)     0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00      0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00      0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00      5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00      1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00      1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00      1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)     1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)     1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00      1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00      1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00      1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00      1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00      0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00      0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


OVERVIEW
    The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund. The MVA is not available for investment after the maturity date.

[diamond]  Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond]  Transfers between the subaccounts and from the subaccounts into the
           MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond]  You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

-------------------------------------------------------------------------------
Percent                   7%    6%     5%     4%     3%    2%     1%     0%
-------------------------------------------------------------------------------
Age of Payment in
Complete Years            0      1      2      3     4      5      6     7+
-------------------------------------------------------------------------------

           For more information see "Deductions and Charges."

[diamond]  Taxes--taken from the Contract Value upon premium payment or commencement of annuity payments.

           o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--1.25% annually. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information, see the fund prospectuses.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.


TERMINATION

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899.

    PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, PHL Variable established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information see "GIA" and "MVA."


THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
     You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses.


    For additional information concerning the available investment options, please see Appendix A.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date, you may make transfers into or out of the GIA subject to the GIA Restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGES
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. A reduced charge may apply in certain situations. This charge is deducted from each subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction charge from the contract value to cover the costs of administration. The current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISKS FEE

    While you bear the investment risk of the investment option in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.


    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES
    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

--------------------------------------------------------------------------------
Percent                   7%    6%     5%     4%     3%     2%     1%     0%
--------------------------------------------------------------------------------
Age of Payment in
Complete Years            0      1      2      3      4      5      6     7+
--------------------------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

OTHER CHARGES
    As compensation for investment management services, the Advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS

    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000

[diamond]  Individual Retirement Annuity--$1,000

[diamond]  Bank draft program--$25

           o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond]  Qualified plans--$1,000 annually

           o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    The initial payment is due and payable before the contract becomes effective. We require minimum subsequent payments of $25.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or [diamond] the method and frequency of payments; and [diamond] the amount of compensation to be paid to Registered Representative(s)
           on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative

Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

    The following programs are currently available:

[diamond]  FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
    Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

           o   Franklin Income Securities Fund - 34%
           o   Mutual Shares Securities Fund - 33%
           o   Templeton Growth Securities Fund - 33%

[diamond]  PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

           o   Conservative Portfolio
           o   Moderately Conservative Portfolio
           o   Moderate Portfolio
           o   Moderately Aggressive Portfolio
           o   Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond]  PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect. There is no charge associated with participation in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.


SURRENDER OF CONTRACT AND WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation date:

[diamond]  the contract value is zero; or

[diamond]  the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).


    PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

[diamond]  QUALIFIED CONTRACTS
           Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

           Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond]  UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET
           REACHED AGE 85

    1. Death occurring in the first contract year--the greater of:

       a.  100% of payments, less any withdrawals; or
       b.  the contract value as of the claim date.

    2. Death occurring in any subsequent contract year--the greater of:

       a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
       b.  the contract value as of the claim date.

[diamond]  AFTER THE ANNUITANT'S 85TH BIRTHDAY
           The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the Claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

           a.  100% of payments, less any withdrawals, or
           b.  the contract value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax." See also, "Federal Income Taxes--Distribution at Death."


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling our Annuity Operations Division at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------
    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.



THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges for Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact us well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

   If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value, attributable to the Separate Account, in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the

Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e) (12) (A) (ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract.

That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    Code Section 403(b) (11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

     Code Section 403(b) (11)applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL
    GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days);
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner, and (i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
      PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

      PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
      Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.

    Additionally, broker-dealer firms may receive ongoing annual compensation of up to 0.15% of all, or a portion of the average contract values of contracts sold by their firm. Also we have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


      To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

      This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

      PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, and CUSO Financial Services. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 Million
-----------------------------------------------------------------------------
                  2005                               $1.9 Million
-----------------------------------------------------------------------------

                  2006                               $1.5 Million

-----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------
    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond]  PHL Variable Insurance Company
[diamond]  Underwriter
[diamond]  Services
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON               UPON
STATE                                                     PREMIUM PAYMENT     ANNUITIZATION       NONQUALIFIED       QUALIFIED
-----                                                     ---------------     -------------       ------------       ---------
California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)

NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-------------------------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

           PHL Variable Insurance Company
           Annuity Operations Division
           PO Box 8027
           Boston, MA 02266-8027

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
====================================================================================================================================
From 4/18/01* to 12/31/01                                                         $2.000          $1.862             162
From 1/1/02 to 12/31/02                                                           $1.862          $1.389             433
From 1/1/03 to 12/31/03                                                           $1.389          $1.775             799
From 1/1/04 to 12/31/04                                                           $1.775          $1.867             960
From 1/1/05 to 12/31/05                                                           $1.867          $2.004            1,115

From 1/1/06 to 12/31/06                                                           $2.004          $2.101             938

AIM V.I. CORE EQUITY FUND - CLASS I
====================================================================================================================================
From 4/21/06* to 12/31/06                                                         $1.000          $1.086             485


AIM V.I. MID CAP CORE EQUITY - CLASS I
====================================================================================================================================
From 1/14/01* to 12/31/01                                                         $2.000          $2.126              82
From 1/1/02 to 12/31/02                                                           $2.126          $1.869             343
From 1/1/03 to 12/31/03                                                           $1.869          $2.362             353
From 1/1/04 to 12/31/04                                                           $2.362          $1.017             932
From 1/1/05 to 12/31/05                                                           $1.017          $1.079             994

From 1/1/06 to 12/31/06                                                           $1.079          $1.184             726


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
====================================================================================================================================
From 6/15/00* to 12/31/00                                                         $1.000          $1.525             649
From 1/1/01 to 12/31/01                                                           $1.525          $1.264            1,015
From 1/1/02 to 12/31/02                                                           $1.264          $0.824            1,426
From 1/1/03 to 12/31/03                                                           $0.824          $1.095            2,227
From 1/1/04 to 12/31/04                                                           $1.095          $1.168            2,058
From 1/1/05 to 12/31/05                                                           $1.168          $1.319            1,582

From 1/1/06 to 12/31/06                                                           $1.319          $1.551            1,222


DWS EQUITY 500 INDEX FUND VIP - CLASS A
====================================================================================================================================
From 11/7/01* to 12/31/01                                                         $2.000          $2.108              74
From 1/1/02 to 12/31/02                                                           $2.108          $1.630             646
From 1/1/03 to 12/31/03                                                           $1.630          $2.060            1,530
From 1/1/04 to 12/31/04                                                           $2.060          $2.247              2
From 1/1/05 to 12/31/05                                                           $2.247          $2.320            1,503

From 1/1/06 to 12/31/06                                                           $2.320          $2.643            1,231



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
From 7/21/99* to 12/31/99                                                         $2.000          $1.986             883
From 1/1/00 to 12/31/00                                                           $1.986          $2.174            1,215
From 1/1/01 to 12/31/01                                                           $2.174          $2.295            3,252
From 1/1/02 to 12/31/02                                                           $2.295          $2.469            7,332
From 1/1/03 to 12/31/03                                                           $2.469          $2.492            4,732
From 1/1/04 to 12/31/04                                                           $2.492          $2.547            3,788
From 1/1/05 to 12/31/05                                                           $2.547          $2.563            3,427

From 1/1/06 to 12/31/06                                                           $2.563          $2.632            3,071


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
====================================================================================================================================
From 7/27/99* to 12/31/99                                                         $2.000          $1.969             602
From 1/1/00 to 12/31/00                                                           $1.969          $1.767            1,335
From 1/1/01 to 12/31/01                                                           $1.767          $1.767            1,708
From 1/1/02 to 12/31/02                                                           $1.767          $1.767            1,856
From 1/1/03 to 12/31/03                                                           $1.767          $2.129            2,418
From 1/1/04 to 12/31/04                                                           $2.129          $2.320            1,334
From 1/1/05 to 12/31/05                                                           $2.320          $2.349            1,034

From 1/1/06 to 12/31/06                                                           $2.349          $2.567             840


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
====================================================================================================================================
From 6/6/00* to 12/31/00                                                          $2.000          $1.865             304
From 1/1/01 to 12/31/01                                                           $1.865          $1.612            1,164
From 1/1/02 to 12/31/02                                                           $1.612          $1.440            2,049
From 1/1/03 to 12/31/03                                                           $1.440          $1.882            2,522
From 1/1/04 to 12/31/04                                                           $1.882          $2.073            3,550
From 1/1/05 to 12/31/05                                                           $2.073          $2.389            5,376
From 1/1/06 to 12/31/06                                                           $2.389          $2.629            5,746

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
====================================================================================================================================
From 6/6/00* to 12/31/00                                                          $2.000          $1.702              83
From 1/1/01 to 12/31/01                                                           $1.702          $1.436             157
From 1/1/02 to 12/31/02                                                           $1.436          $1.106             258
From 1/1/03 to 12/31/03                                                           $1.106          $1.414             333
From 1/1/04 to 12/31/04                                                           $1.414          $1.493             250
From 1/1/05 to 12/31/05                                                           $1.493          $1.603             442

From 1/1/06 to 12/31/06                                                           $1.603          $1.665             519


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
====================================================================================================================================
From 6/6/00* to 12/31/00                                                          $2.000          $1.714             315
From 1/1/01 to 12/31/01                                                           $1.714          $1.390            1,345
From 1/1/02 to 12/31/02                                                           $1.390          $0.957            2,788
From 1/1/03 to 12/31/03                                                           $0.957          $1.253            3,553
From 1/1/04 to 12/31/04                                                           $1.253          $1.277            3,637
From 1/1/05 to 12/31/05                                                           $1.277          $1.331            2,775

From 1/1/06 to 12/31/06                                                           $1.331          $1.401            2,026

FRANKLIN INCOME SECURITIES FUND - CLASS 2
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.037             288



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO
====================================================================================================================================
From 4/29/05* to 12/31/05                                                         $0.979          $1.092             546

From 1/1/06 to 12/31/06                                                           $1.092          $1.250             342


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
====================================================================================================================================
From 4/20/05* to 12/31/05                                                         $0.986          $1.021            1,172

From 1/1/06 to 12/31/06                                                           $1.021          $1.101            1,024


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
====================================================================================================================================
From 4/20/05* to 12/31/05                                                         $0.967          $1.048            5,518

From 1/1/06 to 12/31/06                                                           $1.048          $1.212            4,323


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
====================================================================================================================================
From 4/20/05* to 12/31/05                                                         $0.953          $1.081            3,187

From 1/1/06 to 12/31/06                                                           $1.081          $1.197            2,192


MUTUAL SHARES SECURITIES FUND - CLASS 2
====================================================================================================================================
From 11/10/98* to 12/31/98                                                        $1.000          $1.013             281
From 1/1/99 to 12/31/99                                                           $1.013          $1.092            1,734
From 1/1/00 to 12/31/00                                                           $1.092          $1.212            1,312
From 1/1/01 to 12/31/01                                                           $1.212          $1.280            4,018
From 1/1/02 to 12/31/02                                                           $1.280          $1.113            3,311
From 1/1/03 to 12/31/03                                                           $1.113          $1.374            3,125
From 1/1/04 to 12/31/04                                                           $1.374          $1.526            2,944
From 1/1/05 to 12/31/05                                                           $1.526          $1.664            3,164

From 1/1/06 to 12/31/06                                                           $1.664          $1.943            4,055

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.045              40

OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.032              35

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.059             167

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.036              42


PHOENIX CAPITAL GROWTH SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.082            3,037
From 1/1/96 to 12/31/96                                                           $1.082          $1.202           42,365
From 1/1/97 to 12/31/97                                                           $1.202          $1.436           77,819
From 1/1/98 to 12/31/98                                                           $1.436          $1.840          135,636
From 1/1/99 to 12/31/99                                                           $1.840          $2.354          158,997
From 1/1/00 to 12/31/00                                                           $2.354          $1.909          149,303
From 1/1/01 to 12/31/01                                                           $1.909          $1.232          124,275
From 1/1/02 to 12/31/02                                                           $1.232          $0.913           97,844
From 1/1/03 to 12/31/03                                                           $0.913          $1.139           81,281
From 1/1/04 to 12/31/04                                                           $1.139          $1.179           65,110
From 1/1/05 to 12/31/05                                                           $1.179          $1.207           47,962

From 1/1/06 to 12/31/06                                                           $1.207          $1.228           37,485



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX GROWTH AND INCOME SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.082            3,037
From 1/1/96 to 12/31/96                                                           $1.082          $1.202           42,365
From 1/1/97 to 12/31/97                                                           $1.202          $1.436           77,819
From 1/1/98 to 12/31/98                                                           $1.436          $1.840          135,636
From 1/1/99 to 12/31/99                                                           $1.840          $2.354          158,997
From 1/1/00 to 12/31/00                                                           $2.354          $1.909          149,303
From 1/1/01 to 12/31/01                                                           $1.909          $1.147           32,347
From 1/1/02 to 12/31/02                                                           $1.147          $0.877           24,412
From 1/1/03 to 12/31/03                                                           $0.877          $1.102           20,948
From 1/1/04 to 12/31/04                                                           $1.102          $1.201           19,687
From 1/1/05 to 12/31/05                                                           $1.201          $1.241           13,378

From 1/1/06 to 12/31/06                                                           $1.241          $1.434            9,645


PHOENIX MID-CAP GROWTH SERIES
====================================================================================================================================
From 1/1/98* to 12/31/98                                                          $1.000          $1.208            1,938
From 1/1/99 to 12/31/99                                                           $1.208          $1.735            4,186
From 1/1/00 to 12/31/00                                                           $1.735          $1.948            8,119
From 1/1/01 to 12/31/01                                                           $1.948          $1.435            7,990
From 1/1/02 to 12/31/02                                                           $1.435          $0.955            7,361
From 1/1/03 to 12/31/03                                                           $0.955          $1.214            6,484
From 1/1/04 to 12/31/04                                                           $1.214          $1.278            5,329
From 1/1/05 to 12/31/05                                                           $1.278          $1.313            3,311

From 1/1/06 to 12/31/06                                                           $1.313          $1.348            8,757


PHOENIX MONEY MARKET SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.014            5,893
From 1/1/96 to 12/31/96                                                           $1.014          $1.051           22,142
From 1/1/97 to 12/31/97                                                           $1.051          $1.091           32,019
From 1/1/98 to 12/31/98                                                           $1.091          $1.131           48,674
From 1/1/99 to 12/31/99                                                           $1.131          $1.169           53,089
From 1/1/00 to 12/31/00                                                           $1.169          $1.223           26,146
From 1/1/01 to 12/31/01                                                           $1.223          $1.252           25,765
From 1/1/02 to 12/31/02                                                           $1.252          $1.254           20,050
From 1/1/03 to 12/31/03                                                           $1.254          $1.244           11,806
From 1/1/04 to 12/31/04                                                           $1.244          $1.237            8,470
From 1/1/05 to 12/31/05                                                           $1.237          $1.251            6,626

From 1/1/06 to 12/31/06                                                           $1.251          $1.288            6,610



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.051             319
From 1/1/96 to 12/31/96                                                           $1.051          $1.166           13,252
From 1/1/97 to 12/31/97                                                           $1.166          $1.276           29,245
From 1/1/98 to 12/31/98                                                           $1.276          $1.208           49,806
From 1/1/99 to 12/31/99                                                           $1.208          $1.256           47,251
From 1/1/00 to 12/31/00                                                           $1.256          $1.320           38,534
From 1/1/01 to 12/31/01                                                           $1.320          $1.381           34,100
From 1/1/02 to 12/31/02                                                           $1.381          $1.498           28,708
From 1/1/03 to 12/31/03                                                           $1.498          $1.693           23,262
From 1/1/04 to 12/31/04                                                           $1.693          $1.784           20,093
From 1/1/05 to 12/31/05                                                           $1.784          $1.791           15,163

From 1/1/06 to 12/31/06                                                           $1.791          $1.887           12,087


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
====================================================================================================================================
From 1/1/04* to 12/31/04                                                          $1.000          $1.044            1,366
From 1/1/05 to 12/31/05                                                           $1.044          $1.044            2,056

From 1/1/06 to 12/31/06                                                           $1.044          $1.088            1,470


PHOENIX STRATEGIC ALLOCATION SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.042            2,919
From 1/1/96 to 12/31/96                                                           $1.042          $1.120           13,249
From 1/1/97 to 12/31/97                                                           $1.120          $1.334           22,085
From 1/1/98 to 12/31/98                                                           $1.334          $1.590           38,139
From 1/1/99 to 12/31/99                                                           $1.590          $1.745           43,750
From 1/1/00 to 12/31/00                                                           $1.745          $1.732           38,928
From 1/1/01 to 12/31/01                                                           $1.732          $1.740           35,400
From 1/1/02 to 12/31/02                                                           $1.740          $1.517           48,443
From 1/1/03 to 12/31/03                                                           $1.517          $1.794           41,452
From 1/1/04 to 12/31/04                                                           $1.794          $1.901           33,335
From 1/1/05 to 12/31/05                                                           $1.901          $1.909           24,795

From 1/1/06 to 12/31/06                                                           $1.909          $2.122           18,113


PHOENIX-ABERDEEN INTERNATIONAL SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.009             133
From 1/1/96 to 12/31/96                                                           $1.009          $1.181            3,095
From 1/1/97 to 12/31/97                                                           $1.181          $1.306            7,089
From 1/1/98 to 12/31/98                                                           $1.306          $1.648           15,694
From 1/1/99 to 12/31/99                                                           $1.648          $2.106           21,574
From 1/1/00 to 12/31/00                                                           $2.106          $1.732           20,829
From 1/1/01 to 12/31/01                                                           $1.732          $1.310           17,849
From 1/1/02 to 12/31/02                                                           $1.310          $1.101           13,704
From 1/1/03 to 12/31/03                                                           $1.101          $1.431           14,360
From 1/1/04 to 12/31/04                                                           $1.431          $1.705           12,715
From 1/1/05 to 12/31/05                                                           $1.705          $1.994            9,722

From 1/1/06 to 12/31/06                                                           $1.994          $2.505            9,331



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
====================================================================================================================================
From 8/23/02* to 12/31/02                                                         $2.000          $2.006              68
From 1/1/03 to 12/31/03                                                           $2.006          $3.035             444
From 1/1/04 to 12/31/04                                                           $3.035          $3.057            5,321
From 1/1/05 to 12/31/05                                                           $3.057          $3.486             362

From 1/1/06 to 12/31/06                                                           $3.486          $4.108             767


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.050             226
From 1/1/96 to 12/31/96                                                           $1.050          $1.378            1,543
From 1/1/97 to 12/31/97                                                           $1.378          $1.660            7,737
From 1/1/98 to 12/31/98                                                           $1.660          $1.290            8,919
From 1/1/99 to 12/31/99                                                           $1.290          $1.333            7,522
From 1/1/00 to 12/31/00                                                           $1.333          $1.721            6,724
From 1/1/01 to 12/31/01                                                           $1.721          $1.809            6,757
From 1/1/02 to 12/31/02                                                           $1.809          $2.000            7,405
From 1/1/03 to 12/31/03                                                           $2.000          $2.727            6,433
From 1/1/04 to 12/31/04                                                           $2.727          $3.623            5,463
From 1/1/05 to 12/31/05                                                           $3.623          $4.113            4,285

From 1/1/06 to 12/31/06                                                           $4.113          $5.560            3,323

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.044               6

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.028              27

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.039              15


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
====================================================================================================================================
From 3/5/98* to 12/31/98                                                          $1.000          $0.876            3,102
From 1/1/99 to 12/31/99                                                           $0.876          $0.775            3,352
From 1/1/00 to 12/31/00                                                           $0.775          $0.894            3,448
From 1/1/01 to 12/31/01                                                           $0.894          $1.085            7,465
From 1/1/02 to 12/31/02                                                           $1.085          $0.978            9,687
From 1/1/03 to 12/31/03                                                           $0.978          $1.360            8,490
From 1/1/04 to 12/31/04                                                           $1.360          $1.615            8,044
From 1/1/05 to 12/31/05                                                           $1.615          $1.716            6,753

From 1/1/06 to 12/31/06                                                           $1.716          $1.945            5,056


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
====================================================================================================================================
From 12/14/00* to 12/31/00                                                        $2.000          $2.149              52
From 1/1/01 to 12/31/01                                                           $2.149          $2.453            1,017
From 1/1/02 to 12/31/02                                                           $2.453          $2.213            2,075
From 1/1/03 to 12/31/03                                                           $2.213          $3.140            1,958
From 1/1/04 to 12/31/04                                                           $3.140          $3.799            1,920
From 1/1/05 to 12/31/05                                                           $3.799          $4.027            1,596

From 1/1/06 to 12/31/06                                                           $4.027          $4.637            1,198



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
====================================================================================================================================
From 3/5/98* to 12/31/98                                                          $1.000          $1.095            2,909
From 1/1/99 to 12/31/99                                                           $1.095          $1.343            4,394
From 1/1/00 to 12/31/00                                                           $1.343          $1.751            6,209
From 1/1/01 to 12/31/01                                                           $1.751          $1.417            8,795
From 1/1/02 to 12/31/02                                                           $1.417          $1.091            8,160
From 1/1/03 to 12/31/03                                                           $1.091          $1.333            9,394
From 1/1/04 to 12/31/04                                                           $1.333          $1.484            9,553
From 1/1/05 to 12/31/05                                                           $1.484          $1.543            5,074

From 1/1/06 to 12/31/06                                                           $1.543          $1.840            4,046

PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
====================================================================================================================================
From 1/1/06* to 12/31/06                                                          $1.248          $1.406            5,543

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $0.998              71

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.001              28

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
====================================================================================================================================
From 10/20/06* to 12/31/06                                                        $1.000          $1.012              81


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
From 6/9/03* to 12/31/03                                                          $2.000          $1.152             112
From 1/1/04 to 12/31/04                                                           $1.152          $1.258             133
From 1/1/05 to 12/31/05                                                           $1.258          $1.411             680

From 1/1/06 to 12/31/06                                                           $1.411          $1.550             217


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
From 5/1/97* to 12/31/97                                                          $1.000          $0.662            3,275
From 1/1/98 to 12/31/98                                                           $0.662          $0.516            5,744
From 1/1/99 to 12/31/99                                                           $0.516          $0.780            7,915
From 1/1/00 to 12/31/00                                                           $0.780          $0.523            7,018
From 1/1/01 to 12/31/01                                                           $0.523          $0.474            5,766
From 1/1/02 to 12/31/02                                                           $0.474          $0.467            4,505
From 1/1/03 to 12/31/03                                                           $0.467          $0.704            3,573
From 1/1/04 to 12/31/04                                                           $0.704          $0.866            2,791
From 1/1/05 to 12/31/05                                                           $0.866          $1.089            2,235

From 1/1/06 to 12/31/06                                                           $1.089          $1.376            2,125


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
====================================================================================================================================
From 5/1/97* to 12/31/97                                                          $1.000          $1.075            4,072
From 1/1/98 to 12/31/98                                                           $1.075          $1.162           11,361
From 1/1/99 to 12/31/99                                                           $1.162          $1.412           12,940
From 1/1/00 to 12/31/00                                                           $1.412          $1.360           11,868
From 1/1/01 to 12/31/01                                                           $1.360          $1.127           10,363
From 1/1/02 to 12/31/02                                                           $1.127          $0.905            8,066
From 1/1/03 to 12/31/03                                                           $0.905          $1.180            6,824
From 1/1/04 to 12/31/04                                                           $1.180          $1.380            5,612
From 1/1/05 to 12/31/05                                                           $1.380          $1.499            4,506

From 1/1/06 to 12/31/06                                                           $1.499          $1.796            3,461



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
====================================================================================================================================
From 5/1/97* to 12/31/97                                                          $1.000          $1.064            4,622
From 1/1/98 to 12/31/98                                                           $1.064          $1.114            9,285
From 1/1/99 to 12/31/99                                                           $1.114          $1.347            9,617
From 1/1/00 to 12/31/00                                                           $1.347          $1.329            7,636
From 1/1/01 to 12/31/01                                                           $1.329          $1.181            5,966
From 1/1/02 to 12/31/02                                                           $1.181          $1.113            4,593
From 1/1/03 to 12/31/03                                                           $1.113          $1.449            4,084
From 1/1/04 to 12/31/04                                                           $1.449          $1.654            3,261
From 1/1/05 to 12/31/05                                                           $1.654          $1.689            2,662

From 1/1/06 to 12/31/06                                                           $1.689          $2.018            2,249


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
====================================================================================================================================
From 5/1/97* to 12/31/97                                                          $1.000          $1.044            6,100
From 1/1/98 to 12/31/98                                                           $1.044          $1.040           12,576
From 1/1/99 to 12/31/99                                                           $1.040          $1.321           22,477
From 1/1/00 to 12/31/00                                                           $1.321          $1.397           20,052
From 1/1/01 to 12/31/01                                                           $1.397          $1.360           16,863
From 1/1/02 to 12/31/02                                                           $1.360          $1.093           16,093
From 1/1/03 to 12/31/03                                                           $1.093          $1.424            9,908
From 1/1/04 to 12/31/04                                                           $1.424          $1.630            8,744
From 1/1/05 to 12/31/05                                                           $1.630          $1.750            7,301

From 1/1/06 to 12/31/06                                                           $1.750          $2.103            6,192


VAN KAMPEN UIF EQUITY AND INCOME PORTFOLIO - CLASS II
====================================================================================================================================
From 12/21/99* to 12/31/99                                                        $2.000          $2.052             323
From 1/1/00 to 12/31/00                                                           $2.052          $1.547            5,272
From 1/1/01 to 12/31/01                                                           $1.547          $0.780            4,698
From 1/1/02 to 12/31/02                                                           $0.780          $0.393            4,102
From 1/1/03 to 12/31/03                                                           $0.393          $0.572            5,759
From 1/1/04 to 12/31/04                                                           $0.572          $0.555            4,519
From 1/1/05 to 12/31/05                                                           $0.555          $0.546            3,454

From 1/1/06 to 12/31/06                                                           $1.000          $1.033              12


WANGER INTERNATIONAL SELECT
====================================================================================================================================
From 2/8/99* to 12/31/99                                                          $1.000          $1.873             910
From 1/1/00 to 12/31/00                                                           $1.873          $1.819            1,695
From 1/1/01 to 12/31/01                                                           $1.819          $1.317            1,533
From 1/1/02 to 12/31/02                                                           $1.317          $1.100            1,237
From 1/1/03 to 12/31/03                                                           $1.100          $1.532            1,159
From 1/1/04 to 12/31/04                                                           $1.532          $1.879            1,091
From 1/1/05 to 12/31/05                                                           $1.879          $2.157            1,329

From 1/1/06 to 12/31/06                                                           $2.157          $2.894            1,097



 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                 BEGINNING          END         END OF PERIOD
                            SUBACCOUNT                                           OF PERIOD       OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $1.088             257
From 1/1/96 to 12/31/96                                                           $1.088          $1.417            9,834
From 1/1/97 to 12/31/97                                                           $1.417          $1.377           20,361
From 1/1/98 to 12/31/98                                                           $1.377          $1.580           28,056
From 1/1/99 to 12/31/99                                                           $1.580          $3.531           30,517
From 1/1/00 to 12/31/00                                                           $3.531          $2.509           29,692
From 1/1/01 to 12/31/01                                                           $2.509          $1.951           26,077
From 1/1/02 to 12/31/02                                                           $1.951          $1.658           21,491
From 1/1/03 to 12/31/03                                                           $1.658          $2.435           18,873
From 1/1/04 to 12/31/04                                                           $2.435          $3.128           15,406
From 1/1/05 to 12/31/05                                                           $3.128          $3.749           11,942

From 1/1/06 to 12/31/06                                                           $3.749          $5.072            9,432


WANGER SELECT
====================================================================================================================================
From 2/8/99* to 12/31/99                                                          $1.000          $1.364            1,654
From 1/1/00 to 12/31/00                                                           $1.364          $1.473            2,119
From 1/1/01 to 12/31/01                                                           $1.473          $1.584            1,989
From 1/1/02 to 12/31/02                                                           $1.584          $1.444            1,923
From 1/1/03 to 12/31/03                                                           $1.444          $1.861            2,085
From 1/1/04 to 12/31/04                                                           $1.861          $2.190            1,881
From 1/1/05 to 12/31/05                                                           $2.190          $2.387            1,586

From 1/1/06 to 12/31/06                                                           $2.387          $2.818            1,331


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
From 7/31/95* to 12/31/95                                                         $1.000          $0.951            1,313
From 1/1/96 to 12/31/96                                                           $0.951          $1.376           16,757
From 1/1/97 to 12/31/97                                                           $1.376          $1.757           34,966
From 1/1/98 to 12/31/98                                                           $1.757          $1.884           58,568
From 1/1/99 to 12/31/99                                                           $1.884          $2.324           60,367
From 1/1/00 to 12/31/00                                                           $2.324          $2.106           57,022
From 1/1/01 to 12/31/01                                                           $2.106          $2.313           50,555
From 1/1/02 to 12/31/02                                                           $2.313          $1.898           37,132
From 1/1/03 to 12/31/03                                                           $1.898          $2.681           30,192
From 1/1/04 to 12/31/04                                                           $2.681          $3.129           24,794
From 1/1/05 to 12/31/05                                                           $3.129          $3.433           18,979

From 1/1/06 to 12/31/06                                                           $3.433          $3.653           14,474





 * Date subaccount began operations.

                                                                     [VERSION B]
                             THE PHOENIX EDGE(R)-VA
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                           MAY 1, 2007

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


      The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


 [envelope] PHL VARIABLE INSURANCE COMPANY         [telephone] TEL. 800/541-0171
            Annuity Operations Division
            PO Box 8027
            Boston, MA 02266-8027

                        TABLE OF CONTENTS

Heading                                                   Page
---------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   13
FINANCIAL STATEMENTS......................................   13
PERFORMANCE HISTORY.......................................   13
THE VARIABLE ACCUMULATION ANNUITY.........................   13
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   13
THE VARIABLE INVESTMENT OPTIONS...........................   13
   Administrative, Marketing and Support Service Fees.....   14
GIA  .....................................................   14
MVA  .....................................................   15
DEDUCTIONS AND CHARGES....................................   15
   Transfer Charge........................................   18
   Reduced Fees, Credits and Excess Interest for
     Eligible Groups......................................   18
THE ACCUMULATION PERIOD...................................   18
   Accumulation Units.....................................   18
   Accumulation Unit Values...............................   18
   Purchase of Contracts..................................   18
   Additional Programs ...................................   19
   Optional Benefits......................................   22
   Payment Upon Death After Maturity Date.................   24
   Surrender of Contract and Withdrawals..................   25
   Contract Termination...................................   25
   Payment Upon Death Before Maturity Date ...............   25
INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE
   TRANSFERS..............................................   27
MARKET TIMING AND OTHER DISRUPTIVE TRADING................   28
THE ANNUITY PERIOD........................................   29

   Annuity Payments.......................................   29
   Annuity Payment Options ...............................   29
   Payment Upon Death After Maturity Date.................   31

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   31
   Valuation Date.........................................   31
   Valuation Period.......................................   32
   Accumulation Unit Value................................   32
   Net Investment Factor..................................   32
MISCELLANEOUS PROVISIONS..................................   32
   Assignment.............................................   32
   Payment Deferral.......................................   32
   Free Look Period.......................................   32
   Amendments to Contracts................................   32
   Substitution of Fund Shares............................   33
   Ownership of the Contract..............................   33
FEDERAL INCOME TAXES......................................   33
   Introduction...........................................   33
   Income Tax Status......................................   33
   Taxation of Annuities in General--Nonqualified Plans....  33
   Additional Considerations..............................   34
   Owner Control..........................................   35
   Diversification Standards .............................   35
   Taxation of Annuities in General--Qualified Plans.......  36
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   39
SERVICING AGENT...........................................   40
STATE REGULATION..........................................   40
REPORTS...................................................   40
VOTING RIGHTS.............................................   40
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   41
THE PHOENIX COMPANIES, INC.-
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES...........   41
SAI TABLE OF CONTENTS.....................................   42
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTION FOR TAXES..........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the loan security account, and less any loan debt.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$1,000
[diamond]  Individual Retirement Annuity--$1,000
[diamond]  Bank draft program--$25
[diamond]  Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.


PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.


VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract.


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     7%
       Age of Payment in Complete Years 2.............     6%        This table describes the fees and expenses that you will pay
       Age of Payment in Complete Years 3.............     6%        at the time that you surrender the Contract or transfer
       Age of Payment in Complete Years 4.............     5%        value between the subaccounts. State premium taxes may also
       Age of Payment in Complete Years 5.............     4%        be deducted.
       Age of Payment in Complete Years 6.............     3%
       Age of Payment in Complete Years 7 and thereafter  None

    Transfer Charge(1)
       Current........................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current...........................................    $35
    Maximum(2)........................................    $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average Account Value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................    .775%
    Daily Administrative Fee..........................    .125%      This table describes the fees and expenses that you will
                                                          -----      pay periodically during the time that you own the Contract,
    Total Annual Separate Account Expenses............    .900%      not including annual fund fees and expenses.

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - ROLL-UP
    --------------------------------
    Mortality and Expense Risk Fee....................   1.225%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.350%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------
                                                       OPTIONAL BENEFIT FEES
                                                       ---------------------

            This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.
------------------------------------------------------------------------------------------------------------------------------------
ENHANCED OPTION 1 RIDER (as a percentage of Contract Value)(1)
    Current...........................................0.050%

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE (2)
(as a percentage of the greater of the Guaranteed Amount and Contract Value)

    Current...........................................0.500%
    Maximum...........................................1.000%
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(3) (as a percentage of the
guaranteed annuitization value )
    Current...........................................0.600%
    Maximum...........................................1.000%
------------------------------------------------------------------------------------------------------------------------------------

(1) This charge is assessed against the initial payment at issue and then taken annually on each contract anniversary. See
    "Deductions and Charges."

(2) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional  Benefits."
(3) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected.
    The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                       This table shows the minimum and maximum total operating
                                      Minimum      Maximum           expenses, as a percentage of daily net assets, for the year
                                      -------      -------           ended 12/31/06, charged by the fund companies that you may pay
    Total Annual Fund Operating                                      periodically during the time that you own the Contract. More
    Expenses (expenses that are                                      detail concerning the funds' fees and total and net fund
    deducted from the fund assets                                    operating expenses can be found after the Expense Examples
    include management fees,                                         and are contained in the fund prospectuses.
    12b-1 fees and other expenses)..... 0.28%     5.12%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES


If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

         1 Year    3 Years    5 Years    10 Years
         ----------------------------------------
         $1,358    $2,676     $3,932      $6,647

DEATH BENEFIT OPTION 2                                               These examples are intended to help you compare the cost
----------------------                                               of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract
         1 Year    3 Years    5 Years    10 Years                    Owner transaction expenses, maximum annual administrative
         ----------------------------------------                    charges, maximum transfer charges, maximum contract fees,
         $1,345    $2,640     $3,878      $6,563                     maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating
DEATH BENEFIT OPTION 3                                               expenses that were charged for the year ended 12/31/06.
----------------------

         1 Year    3 Years    5 Years    10 Years                    The examples assume that you invest $10,000 in the contract
         ----------------------------------------                    for the time periods indicated. The examples also assume that
         $1,354    $2,664     $3,914      $6,619                     your investment has a 5% return each year and assumes the
                                                                     maximum fees and expenses of any of the funds and that you
If you do not surrender or annuitize your contract at                have allocated all of your contract value to the fund with the
the end of the applicable time period, your maximum                  maximum total operating expenses. Although your actual costs
costs would be:                                                      may be higher or lower based on these assumptions, your costs are shown in the table to the left.
DEATH BENEFIT OPTION 1
----------------------

         1 Year    3 Years    5 Years    10 Years
         ----------------------------------------
          $744     $2,176     $3,537      $6,647

DEATH BENEFIT OPTION 2
----------------------

         1 Year    3 Years    5 Years    10 Years
         ----------------------------------------
          $730     $2,138     $3,479      $6,563

DEATH BENEFIT OPTION 3
----------------------

         1 Year    3 Years    5 Years    10 Years
         ----------------------------------------
          $739     $2,164     $3,518      $6,619

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


OVERVIEW

    The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results, which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For a detailed discussion see the section "GIA."

    You also select a death benefit option, which is suitable in meeting your financial objectives. Each death benefit option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

[diamond]  You may make payments anytime until the Maturity Date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM PREMIUM PAYMENT

[diamond]  Generally, the minimum initial payment is $1,000. The minimum subsequent payment for all contracts is $25. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund. GIA is not available in Massachusetts The MVA is not available for investment after the maturity date.

[diamond]  Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond]  Transfers between the subaccounts and from the subaccounts into the
           MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond]  Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond]  If you purchase a contract with the Guaranteed Minimum Accumulation
           Benefit ("GMAB"), you must also elect an asset allocation or strategic program through which to allocate your premiums and contract value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the death benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to a 10% penalty tax. See "Federal Income
           Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond]  Annual Administrative Charge--the current (and maximum) charge is $35 each year. For more information, see "Deductions and Charges."


[diamond]  Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Benefits."


[diamond]  Guaranteed Minimum Accumulation Benefit fee (available only on contracts issued on or after July 26, 2005 and subject to state approval)--the current fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

--------------------------------------------------------------------------
Percent                7%    7%     6%     6%    5%     4%    3%     0%
--------------------------------------------------------------------------
Age of Payment         0      1     2      3      4     5      6     7+
in Complete Years
--------------------------------------------------------------------------

For more information, see "Deductions and Charges."

[diamond]  Taxes--taken from the contract value upon premium payment or commencement of annuity payments.

           o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, Maturity Date or payment of death proceeds. See "Tax" and Appendix B.

    See "Deductions and Charges" for a detailed description of contract charges.

[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT

[diamond]  Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the Death Benefit
           Option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT

    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

DEATH BENEFIT OPTIONS

[diamond]  The contract offers three Death Benefit Options. You select a Death
           Benefit Option that best meets your financial needs. Each Death Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

    The components of each Death Benefit Option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash. However, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

TERMINATION


    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

                                                     DEATH BENEFIT OPTIONS CHART

-----------------------------------------------------------------------------------------------------------------------------------
                             DEATH BENEFIT              OPTIONAL                DEATH BENEFIT              DEATH BENEFIT
                               OPTION 1                 BENEFITS                  OPTION 2                    OPTION 3
-----------------------------------------------------------------------------------------------------------------------------------
COMPONENT                     RETURN OF                 ENHANCED                  ANNUAL
                               PREMIUM               OPTION 1 RIDER               STEP-UP                    5% ROLL-UP
-----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee(1)                     .775%                      N/A                    1.125%                        1.225%

-----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                      .05%                    N/A                             N/A


Free Withdrawal          CONTRACT YEAR 1:          CONTRACT YEAR 1:          CONTRACT YEAR 1:            CONTRACT YEAR 1:
Amount                   10% of the contract       10% of the contract       10% of the contract         10% of the contract
                         value as of the date      value as of the date      value as of the date        value as of the date
                         of withdrawal             of withdrawal             of withdrawal               of withdrawal

                         CONTRACT YEARS 2          CONTRACT YEARS 2          CONTRACT YEARS 2            CONTRACT YEARS 2
                         AND GREATER:              AND GREATER:              AND GREATER:                AND GREATER:
                         10% of the last           10% of the last           10% of the last             10% of the last
                         contract anniversary      contract anniversary      contract anniversary        contract anniversary
                         value                     value PLUS any unused     value PLUS any unused       value PLUS any unused
                                                   percentage from prior     percentage from prior       percentage from prior
                                                   years may be carried      years may be carried        years may be carried
                                                   forward to the then       forward to the then         forward to the then
                                                   current contract year,    current contract year,      current contract year,
                                                   up to a  maximum of       up to a  maximum of         up to a  maximum of
                                                   30% of your contract      30% of your contract        30% of your contract
                                                   value as of the last      value as of the last        value as of the last
                                                   contract anniversary      contract anniversary        contract anniversary

------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on      THE GREATER OF:           THE GREATER OF:           THE GREATER OF:             THE GREATER OF:
the date of death of     1. the sum of 100% of     1. the sum of 100% of     1. the sum of 100% of       1. the sum of 100% of
the Annuitant who           premium payments          premium payments          premium payments            premium payments
has not yet attained        less adjusted             less adjusted             less adjusted               less adjusted
age 80                      partial withdrawals       partial withdrawals       partial withdrawals         partial withdrawals
                            on the claim date;        on the claim date;        on the claim date;          on the claim date;
                            or                        or                        or                          or

                         2. the contract value     2. the contract value     2. the contract value       2. the contract value
                            on the claim date         on the claim date; or     on the claim date; or       on the claim date; or

                                                   3. the 7 Year Step-up     3. the Annual Step-up       3. the Annual Step-up
                                                      Amount on the claim       Amount on the Claim         Amount on the claim
                                                      date                      Date                        date; or

                                                                                                         4. the Annual Roll-up
                                                                                                            Amount on the
                                                                                                            claim date
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on      THE GREATER OF:           THE GREATER OF:           THE GREATER OF:             THE GREATER OF:
the date of death of     1. the sum of 100% of     1. the death benefit in   1. the death benefit in     1. the death benefit in
the Annuitant who has       premium payments          effect at the end of      effect at the end of        effect at the end of
attained age 80             less adjusted             the last 7-year           the immediately             the immediately
                            partial withdrawals       period prior to the       preceding contract          preceding contract
                            on the claim date;        Annuitant turning         year prior to the           year prior to the
                            or                        age 80, plus the sum      annuitant turning           annuitant turning
                                                      of 100% of premium        age 80, plus the            age 80, plus the
                         2. the contract value        payments less adjusted    sum of 100% of              sum of 100% of
                            on the claim date         partial withdrawals       premium payments            premium payments
                                                      made since the            less adjusted partial       less adjusted partial
                                                      contract year that        withdrawals made since      withdrawals made since
                                                      the Annuitant reached     the contract year that      the contract year that
                                                      Age 80; or                the annuitant reached       the annuitant reached
                                                                                age 80; or                  age 80; or

                                                   2. the contract value     2. the contract value       2. the contract value
                                                      on the claim date         on the claim date           on the claim date
------------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division us at 800/541-0171.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899.

    PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA" and "MVA."



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses.


     For additional information concerning the available investment options, please see Appendix A.



GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premium payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamomnd]   Year One:       25% of the total value
[diamomnd]   Year Two:       33% of remaining value
[diamomnd]   Year Three:     50% of remaining value
[diamomnd]   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage provision that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment may be made as explained below. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premium payments or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your contract value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described above. This fee is not deducted from the GIA or MVA.


ENHANCED OPTION 1 RIDER
    If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the contract value at the beginning of each contract year. The fee will be deducted from the contract value with each subaccount, GIA and MVA bearing a pro-rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. If you surrender your contract on a contract anniversary, no fee will be deducted. The current fee is equal to 0.050%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    The Guaranteed Minimum Accumulation Benefit became available on July 26, 2005 (subject to state approval). If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:

--------------------------------------------------------------------------------
      OPTION 1 - RETURN        OPTION 2 - ANNUAL        OPTION 3 - 5%
         OF PREMIUM                 STEP-UP                ROLL-UP
--------------------------------------------------------------------------------
           0.775%                   1.125%                  1.225%
--------------------------------------------------------------------------------


    Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premium payments. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the death benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your Contract Value as of the last contract anniversary).

    The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

[diamond] DEATH BENEFIT OPTION 1

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value

[diamond] ENHANCED OPTION 1 RIDER

          CONTRACT YEAR 1:
          10% of the Contract Value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

          This rider is available at an annual cost of 0.05%.

          This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

[diamond] DEATH BENEFIT OPTION 3

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

          The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

          ----------------------------------------------------------------------
          Percent              7%     7%     6%    6%     5%     4%    3%    0%
          ----------------------------------------------------------------------
          Age of Payment in    0      1      2     3      4      5     6     7+
          Complete Years
          ----------------------------------------------------------------------

          If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

          The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see Appendix B.

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST FOR ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    An accumulation unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account.

[diamond] Qualified plans--$1,000 annually

          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    The initial payment is due and payable before the contract becomes effective. We require minimum subsequent payments of $25.

    The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premium payments or transfer values to the GIA or MVA.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB
    If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program 100% of your premium payments and contract value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
          Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o   Franklin Income Securities Fund - 34%
          o   Mutual Shares Securities Fund - 33%
          o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

          o   Conservative Portfolio
          o   Moderately Conservative Portfolio
          o   Moderate Portfolio
          o   Moderately Aggressive Portfolio
          o   Aggressive Portfolio

          On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the Annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

         a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

         b. the contract value on the claim date; or

         c. the 7 Year Step-up Amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

         a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

         b. the contract value on the claim date.

    There is a charge of 0.05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)
    This optional rider is available only on contracts issued on or after July 26, 2005 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the date that this rider is added to the contract (the "rider date").


    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.


GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

A =  the contract value on the rider date.

B = 100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

     Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the date that annuity payments commence; or

o   the date that the contract terminates.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. . You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to July 26, 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

B = the sum of premium payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

D  = any tax that may be due.


    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to July 26, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:


A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to July 26, 2005).

B = the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to July 26, 2005).

C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday if the contract was issued prior to July 26, 2005).

D  = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
     A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the contract value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the contract value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your contract value is reduced as a result of the withdrawal.

     The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

B = (a) multiplied by (b), where:

        (a)= the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
        (b)= 1 minus the result of (c) divided by (d), where:
        (c)= the Contract Value after the withdrawal, and
        (d)= the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each rider anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving Annuitant or joint Annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


SURRENDER OF CONTRACT AND WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).


    PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The death benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner, provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The death benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules. (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; and
          3. the Annual Step-up Amount on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; or
          3. the Annual Step-up Amount on the claim date; and
          4. the Annual Roll-up Amount on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          Before the Annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
          2. the contract value on the claim date; or
          3. the 7-year step-up amount on the claim date.

          This rider is available at an annual cost of 0.05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2. the contract value on the claim date.

[diamond] ENHANCED OPTION 1 RIDER

          After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2. the contract value on the claim date.

          This rider is available at an annual cost of 0.05%.


    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.


[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2. the contract value on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2. the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          1. 100% of payments, less withdrawals; and

          2. the contract value on the claim date.

    Because the death benefit in this situation equals the greater of premiums paid and the contract value, an owner who is not the Annuitant should seriously consider whether Death Benefit Options 2 or 3 are suitable for their circumstances.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

Annual Roll-up Amount (Roll-up Amount): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

Annual Step-up Amount (Step-up Amount): In the first contract year the Step-up Amount is the greater of (1) 100% of premium payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

Seven Year Step-up Amount (7 Year Step-up Amount): In the first seven contract years, the 7 Year Step-up Amount equals 100% of premium payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.



INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    You may elect to transfer all or any part of the Contract Value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of Accumulation Units and, if another subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least 12 transfers during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    Transfers to the GIA are not permitted during the first Contract Year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------
    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint Annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    The level of annuity payments will depend on the option selected and such factors as the age of the Annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or the MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute Accumulation Units of another subaccount for Accumulation Units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently, see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners can not make this election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

     PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

      PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
      Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.

   Additionally, broker-dealer firms may receive ongoing annual compensation of up to .15% of all, or a portion of the average contract values of contracts sold by their firm. Also, we have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


      To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

      This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

      PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, and CUSO Financial Services. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.



SERVICING AGENT

--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------- -----------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- -----------------------------------
                  2004                               $2.2 Million
----------------------------------------- -----------------------------------
                  2005                               $1.9 Million
----------------------------------------- -----------------------------------

                  2006                               $1.5 Million

----------------------------------------- -----------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------


    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Fixed Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT     ANNUITIZATION       NONQUALIFIED       QUALIFIED
-----                                                     ---------------     -------------       ------------       ---------
California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   3.00(3)          3.00

NOTE:The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

------------------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase premium payments are taxed upon purchase premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                  OF PERIOD                 (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
======================================================= =========================== ======================== =======================
From 5/10/01* to 12/31/01                                         $2.000                    $1.775                        36
From 1/1/02 to 12/31/02                                           $1.775                    $1.331                       135
From 1/1/03 to 12/31/03                                           $1.331                    $1.708                       368
From 1/1/04 to 12/31/04                                           $1.708                    $1.805                       503
From 1/1/05 to 12/31/05                                           $1.805                    $1.947                       593

From 1/1/06 to 12/31/06                                           $1.947                    $2.051                       649


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================
From 1/1/04* to 12/31/04                                          $2.000                    $1.017                       420
From 1/1/05 to 12/31/05                                           $1.017                    $1.084                       730

From 1/1/06 to 12/31/06                                           $1.084                    $1.195                       585

AIM V.I. CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================
From 4/21/06* to 12/31/06                                         $1.000                    $1.089                       750


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
======================================================= =========================== ======================== =======================
From 6/28/00* to 12/31/00                                         $2.000                    $1.535                       470
From 1/1/01 to 12/31/01                                           $1.535                    $1.279                      1,557
From 1/1/02 to 12/31/02                                           $1.279                    $0.838                      2,203
From 1/1/03 to 12/31/03                                           $0.838                    $1.119                      2,388
From 1/1/04 to 12/31/04                                           $1.119                    $1.199                      2,528
From 1/1/05 to 12/31/05                                           $1.199                    $1.360                      1,466

From 1/1/06 to 12/31/06                                           $1.360                    $1.608                      1,298


DWS EQUITY 500 INDEX FUND VIP - CLASS A
======================================================= =========================== ======================== =======================
From 11/7/01* to 12/31/01                                         $2.000                    $2.110                        58
From 1/1/02 to 12/31/02                                           $2.110                    $1.639                      1,219
From 1/1/03 to 12/31/03                                           $1.639                    $2.082                       943
From 1/1/04 to 12/31/04                                           $2.082                    $2.281                      1,139
From 1/1/05 to 12/31/05                                           $2.281                    $2.367                      1,258

From 1/1/06 to 12/31/06                                           $2.367                    $2.709                      1,100



 * Date subaccount began operations.


                                                                C-1

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
======================================================= =========================== ======================== =======================
From 9/2/99* to 12/31/99                                          $2.000                    $2.022                        71
From 1/1/00 to 12/31/00                                           $2.022                    $2.225                       955
From 1/1/01 to 12/31/01                                           $2.225                    $2.360                      2,791
From 1/1/02 to 12/31/02                                           $2.360                    $2.550                      5,188
From 1/1/03 to 12/31/03                                           $2.550                    $2.587                      4,615
From 1/1/04 to 12/31/04                                           $2.587                    $2.656                      3,879
From 1/1/05 to 12/31/05                                           $2.656                    $2.686                      3,407

From 1/1/06 to 12/31/06                                           $2.686                    $2.772                      3,162


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
======================================================= =========================== ======================== =======================
From 10/14/99* to 12/31/99                                        $2.000                    $2.038                        44
From 1/1/00 to 12/31/00                                           $2.038                    $1.837                       499
From 1/1/01 to 12/31/01                                           $1.837                    $1.846                       850
From 1/1/02 to 12/31/02                                           $1.846                    $1.855                      1,316
From 1/1/03 to 12/31/03                                           $1.855                    $2.247                      1,367
From 1/1/04 to 12/31/04                                           $2.247                    $2.459                       910
From 1/1/05 to 12/31/05                                           $2.459                    $2.502                       784

From 1/1/06 to 12/31/06                                           $2.502                    $2.747                       821


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================
From 6/9/00* to 12/31/00                                          $2.000                    $1.889                       236
From 1/1/01 to 12/31/01                                           $1.889                    $1.640                       759
From 1/1/02 to 12/31/02                                           $1.640                    $1.472                      1,682
From 1/1/03 to 12/31/03                                           $1.472                    $1.873                      2,022
From 1/1/04 to 12/31/04                                           $1.873                    $2.141                      3,599
From 1/1/05 to 12/31/05                                           $2.141                    $2.479                      4,681

From 1/1/06 to 12/31/06                                           $2.479                    $2.741                      5,163


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
======================================================= =========================== ======================== =======================
From 6/9/00* to 12/31/00                                          $2.000                    $1.724                       131
From 1/1/01 to 12/31/01                                           $1.724                    $1.462                       300
From 1/1/02 to 12/31/02                                           $1.462                    $1.131                       350
From 1/1/03 to 12/31/03                                           $1.131                    $1.453                       342
From 1/1/04 to 12/31/04                                           $1.453                    $1.542                       311
From 1/1/05 to 12/31/05                                           $1.542                    $1.664                       341

From 1/1/06 to 12/31/06                                           $1.664                    $1.736                       449


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================
From 6/9/00* to 12/31/00                                          $2.000                    $1.700                       438
From 1/1/01 to 12/31/01                                           $1.700                    $1.386                      1,445
From 1/1/02 to 12/31/02                                           $1.386                    $0.959                      3,755
From 1/1/03 to 12/31/03                                           $0.959                    $1.262                      4,347
From 1/1/04 to 12/31/04                                           $1.262                    $1.291                      2,782
From 1/1/05 to 12/31/05                                           $1.291                    $1.352                      1,940

From 1/1/06 to 12/31/06                                           $1.352                    $1.430                      1,528



 * Date subaccount began operations.


                                                                C-2

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------

FRANKLIN INCOME SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.113                       216


LAZARD RETIREMENT SMALL CAP PORTFOLIO
======================================================= =========================== ======================== =======================
From 4/29/05* to 12/31/05                                         $0.979                    $1.096                       178

From 1/1/06 to 12/31/06                                           $1.096                    $1.260                       155


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================
From 4/29/05* to 12/31/05                                         $0.978                    $1.024                       764

From 1/1/06 to 12/31/06                                           $1.024                    $1.110                       895

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================
From 4/15/05* to 12/31/05                                         $0.969                    $1.052                      4,567

From 1/1/06 to 12/31/06                                           $1.052                    $1.222                      4,433


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================
From 4/22/05* to 12/31/05                                         $0.963                    $1.085                      1,778

From 1/1/06 to 12/31/06                                           $1.085                    $1.207                      1,544


MUTUAL SHARES SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 9/2/99* to 12/31/99                                          $2.000                    $2.018                        16
From 1/1/00 to 12/31/00                                           $2.018                    $2.500                       210
From 1/1/01 to 12/31/01                                           $2.500                    $2.387                       676
From 1/1/02 to 12/31/02                                           $2.387                    $2.086                       872
From 1/1/03 to 12/31/03                                           $2.086                    $2.587                       809
From 1/1/04 to 12/31/04                                           $2.587                    $2.888                       867
From 1/1/05 to 12/31/05                                           $2.888                    $3.164                      1,467

From 1/1/06 to 12/31/06                                           $3.164                    $3.712                      1,931

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO - S CLASS
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $0.966                        9

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.059                        36

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.019                        22

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.066                        57

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.001                        27


PHOENIX CAPITAL GROWTH SERIES
======================================================= =========================== ======================== =======================
From 8/24/99* to 12/31/99                                         $2.000                    $2.422                       773
From 1/1/00 to 12/31/00                                           $2.422                    $1.973                      7,928
From 1/1/01 to 12/31/01                                           $1.973                    $1.279                      11,520
From 1/1/02 to 12/31/02                                           $1.279                    $0.953                      10,977
From 1/1/03 to 12/31/03                                           $0.953                    $1.195                      10,207
From 1/1/04 to 12/31/04                                           $1.195                    $1.243                      8,797
From 1/1/05 to 12/31/05                                           $1.243                    $1.278                      7,237

From 1/1/06 to 12/31/06                                           $1.278                    $1.307                      10,587



 * Date subaccount began operations.


                                                                C-3

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX GROWTH AND INCOME SERIES
======================================================= =========================== ======================== =======================
From 8/30/99* to 12/31/99                                         $2.000                    $2.171                       397
From 1/1/00 to 12/31/00                                           $2.171                    $2.010                      2,984
From 1/1/01 to 12/31/01                                           $2.010                    $1.829                      5,557
From 1/1/02 to 12/31/02                                           $1.829                    $1.405                      5,186
From 1/1/03 to 12/31/03                                           $1.405                    $1.774                      4,743
From 1/1/04 to 12/31/04                                           $1.774                    $1.943                      4,949
From 1/1/05 to 12/31/05                                           $1.943                    $2.018                      4,329

From 1/1/06 to 12/31/06                                           $2.018                    $2.343                      3,855


PHOENIX MID-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================
From 9/3/99* to 12/31/99                                          $2.000                    $2.770                        59
From 1/1/00 to 12/31/00                                           $2.770                    $3.124                      1,653
From 1/1/01 to 12/31/01                                           $3.124                    $2.313                      3,246
From 1/1/02 to 12/31/02                                           $2.313                    $1.547                      3,145
From 1/1/03 to 12/31/03                                           $1.547                    $1.975                      2,845
From 1/1/04 to 12/31/04                                           $1.975                    $2.089                      2,887
From 1/1/05 to 12/31/05                                           $2.089                    $2.157                      2,031

From 1/1/06 to 12/31/06                                           $2.157                    $2.226                      3,222


PHOENIX MONEY MARKET SERIES
======================================================= =========================== ======================== =======================
From 8/11/99* to 12/31/99                                         $2.000                    $2.032                      1,283
From 1/1/00 to 12/31/00                                           $2.032                    $2.140                      4,033
From 1/1/01 to 12/31/01                                           $2.140                    $2.197                      5,008
From 1/1/02 to 12/31/02                                           $2.197                    $2.208                      4,779
From 1/1/03 to 12/31/03                                           $2.208                    $2.203                      2,155
From 1/1/04 to 12/31/04                                           $2.203                    $2.201                      1,391
From 1/1/05 to 12/31/05                                           $2.201                    $2.237                      1,431

From 1/1/06 to 12/31/06                                           $2.237                    $2.315                      1,912

PHOENIX MULTI-SECTOR FIXED INCOME SERIES
======================================================= =========================== ======================== =======================
From 9/13/99* to 12/31/99                                         $2.000                    $2.059                       186
From 1/1/00 to 12/31/00                                           $2.059                    $2.173                      1,130
From 1/1/01 to 12/31/01                                           $2.173                    $2.284                      2,467
From 1/1/02 to 12/31/02                                           $2.284                    $2.490                      2,551
From 1/1/03 to 12/31/03                                           $2.490                    $2.828                      2,537
From 1/1/04 to 12/31/04                                           $2.828                    $2.994                      3,487
From 1/1/05 to 12/31/05                                           $2.994                    $3.020                      3,286

From 1/1/06 to 12/31/06                                           $3.020                    $3.198                      3,389

PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
======================================================= =========================== ======================== =======================
From 6/3/03* to 12/31/03                                          $2.000                    $1.024                      9,461
From 1/1/04 to 12/31/04                                           $1.024                    $1.069                      1,557
From 1/1/05 to 12/31/05                                           $1.069                    $1.074                      1,959

From 1/1/06 to 12/31/06                                           $1.074                    $1.125                      1,164



 * Date subaccount began operations.


                                                                C-4

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX STRATEGIC ALLOCATION SERIES
======================================================= =========================== ======================== =======================

From 10/1/99* to 12/31/99                                         $2.000                    $2.190                       202
From 1/1/00 to 12/31/00                                           $2.190                    $2.184                      1,608
From 1/1/01 to 12/31/01                                           $2.184                    $2.205                      3,133
From 1/1/02 to 12/31/02                                           $2.205                    $1.932                      7,559
From 1/1/03 to 12/31/03                                           $1.932                    $2.295                      6,933
From 1/1/04 to 12/31/04                                           $2.295                    $2.444                      6,582
From 1/1/05 to 12/31/05                                           $2.444                    $2.465                      5,332
From 1/1/06 to 12/31/06                                           $2.465                    $2.753                      3,827


PHOENIX-ABERDEEN INTERNATIONAL SERIES
======================================================= =========================== ======================== =======================

From 10/20/99* to 12/31/99                                        $2.000                    $2.365                       281
From 1/1/00 to 12/31/00                                           $2.365                    $1.973                      1,996
From 1/1/01 to 12/31/01                                           $1.973                    $1.485                      3,937
From 1/1/02 to 12/31/02                                           $1.485                    $1.254                      3,512
From 1/1/03 to 12/31/03                                           $1.254                    $1.639                      3,196
From 1/1/04 to 12/31/04                                           $1.639                    $1.962                      4,133
From 1/1/05 to 12/31/05                                           $1.962                    $2.305                      4,350
From 1/1/06 to 12/31/06                                           $2.305                    $2.910                      4,990


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================

From 8/22/02* to 12/31/02                                         $2.000                    $2.010                        3
From 1/1/03 to 12/31/03                                           $2.010                    $3.055                       177
From 1/1/04 to 12/31/04                                           $3.055                    $3.092                       261
From 1/1/05 to 12/31/05                                           $3.092                    $3.544                       229
From 1/1/06 to 12/31/06                                           $3.544                    $4.195                       905


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.145                        7
From 1/1/00 to 12/31/00                                           $2.145                    $2.781                       740
From 1/1/01 to 12/31/01                                           $2.781                    $2.939                       942
From 1/1/02 to 12/31/02                                           $2.939                    $3.264                      1,118
From 1/1/03 to 12/31/03                                           $3.264                    $4.473                      1,157
From 1/1/04 to 12/31/04                                           $4.473                    $5.970                       942
From 1/1/05 to 12/31/05                                           $5.970                    $6.810                       773
From 1/1/06 to 12/31/06                                           $6.810                    $9.251                       764


PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  AGGRESSIVE GROWTH
======================================================= =========================== ======================== =======================

From 2/3/06* to 12/31/06                                          $1.000                    $1.117                        19

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.091                        23

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.048                       281

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  MODERATE GROWTH
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.079                        49



 * Date subaccount began operations.


                                                                C-5

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
======================================================= =========================== ======================== =======================

From 8/30/99* to 12/31/99                                         $2.000                    $2.021                        12
From 1/1/00 to 12/31/00                                           $2.021                    $2.342                       259
From 1/1/01 to 12/31/01                                           $2.342                    $2.854                       994
From 1/1/02 to 12/31/02                                           $2.854                    $2.587                      1,494
From 1/1/03 to 12/31/03                                           $2.587                    $3.614                      1,347
From 1/1/04 to 12/31/04                                           $3.614                    $4.312                      1,687
From 1/1/05 to 12/31/05                                           $4.312                    $4.604                      1,557
From 1/1/06 to 12/31/06                                           $4.604                    $5.243                      1,157


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
======================================================= =========================== ======================== =======================

From 12/6/00* to 12/31/00                                         $2.000                    $2.162                        3
From 1/1/01 to 12/31/01                                           $2.162                    $2.480                       437
From 1/1/02 to 12/31/02                                           $2.480                    $2.248                      1,724
From 1/1/03 to 12/31/03                                           $2.248                    $3.205                      1,078
From 1/1/04 to 12/31/04                                           $3.205                    $3.897                      1,053
From 1/1/05 to 12/31/05                                           $3.897                    $4.150                      1,075
From 1/1/06 to 12/31/06                                           $4.150                    $4.801                       942


PHOENIX-VAN KAMPEN COMSTOCK SERIES
======================================================= =========================== ======================== =======================

From 8/30/99* to 12/31/99                                         $2.000                    $2.461                        65
From 1/1/00 to 12/31/00                                           $2.461                    $3.225                       951
From 1/1/01 to 12/31/01                                           $3.225                    $2.612                      3,921
From 1/1/02 to 12/31/02                                           $2.612                    $2.028                      3,893
From 1/1/03 to 12/31/03                                           $2.028                    $2.490                      4,349
From 1/1/04 to 12/31/04                                           $2.490                    $2.786                      4,054
From 1/1/05 to 12/31/05                                           $2.786                    $2.911                      2,973
From 1/1/06 to 12/31/06                                           $2.911                    $3.488                      2,441


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
======================================================= =========================== ======================== =======================
From 9/1/99* to 12/31/99                                          $2.000                    $2.152                       530
From 1/1/00 to 12/31/00                                           $2.152                    $1.888                      1,714
From 1/1/01 to 12/31/01                                           $2.152                    $1.649                      2,275
From 1/1/02 to 12/31/02                                           $1.649                    $1.247                      2,504
From 1/1/03 to 12/31/03                                           $1.247                    $1.560                      2,083
From 1/1/04 to 12/31/04                                           $1.560                    $1.698                      1,806
From 1/1/05 to 12/31/05                                           $1.698                    $1.745                      1,371

From 1/1/06 to 12/31/06                                           $1.745                    $1.975                      2,276

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY
  PORTFOLIO - ADVISOR CLASS
=================================================================================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $0.954                       100

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.036                       975


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
======================================================= =========================== ======================== =======================

From 6/16/03* to 12/31/03                                         $2.000                    $1.054                       213
From 1/1/04 to 12/31/04                                           $1.054                    $0.933                       545
From 1/1/05 to 12/31/05                                           $0.933                    $0.876                       358
From 1/1/06 to 12/31/06                                           $0.876                    $0.939                       361



 * Date subaccount began operations.


                                                                C-6

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
RYDEX VARIABLE TRUST NOVA FUND
======================================================= =========================== ======================== =======================
From 6/12/03* to 12/31/03                                         $2.000                    $1.218                        85
From 1/1/04 to 12/31/04                                           $1.218                    $1.383                       122
From 1/1/05 to 12/31/05                                           $1.383                    $1.425                       105

From 1/1/06 to 12/31/06                                           $1.425                    $1.685                        53


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
======================================================= =========================== ======================== =======================

From 6/6/03* to 12/31/03                                          $2.000                    $1.155                       148
From 1/1/04 to 12/31/04                                           $1.155                    $1.267                        74
From 1/1/05 to 12/31/05                                           $1.267                    $1.428                       732
From 1/1/06 to 12/31/06                                           $1.428                    $1.577                       243


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.434                        30
From 1/1/00 to 12/31/00                                           $2.434                    $1.639                       245
From 1/1/01 to 12/31/01                                           $1.639                    $1.493                       319
From 1/1/02 to 12/31/02                                           $1.493                    $1.478                       248
From 1/1/03 to 12/31/03                                           $1.478                    $2.240                       212
From 1/1/04 to 12/31/04                                           $2.240                    $2.769                       185
From 1/1/05 to 12/31/05                                           $2.769                    $3.496                       176
From 1/1/06 to 12/31/06                                           $3.496                    $4.438                       265


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 8/30/99* to 12/31/99                                         $2.000                    $2.207                       108
From 1/1/00 to 12/31/00                                           $2.207                    $2.136                       621
From 1/1/01 to 12/31/01                                           $2.136                    $1.778                      1,795
From 1/1/02 to 12/31/02                                           $1.778                    $1.435                      2,841
From 1/1/03 to 12/31/03                                           $1.435                    $1.880                      2,057
From 1/1/04 to 12/31/04                                           $1.880                    $2.208                      1,922
From 1/1/05 to 12/31/05                                           $2.208                    $2.411                      1,733
From 1/1/06 to 12/31/06                                           $2.411                    $2.902                      1,746


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 10/4/99* to 12/31/99                                         $2.000                    $2.203                        13
From 1/1/00 to 12/31/00                                           $2.203                    $2.184                       181
From 1/1/01 to 12/31/01                                           $2.184                    $1.949                       232
From 1/1/02 to 12/31/02                                           $1.949                    $1.847                       214
From 1/1/03 to 12/31/03                                           $1.847                    $2.415                        96
From 1/1/04 to 12/31/04                                           $2.415                    $2.770                        94
From 1/1/05 to 12/31/05                                           $2.770                    $2.842                        84
From 1/1/06 to 12/31/06                                           $2.842                    $3.412                        84


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 9/2/99* to 12/31/99                                          $2.000                    $2.282                        41
From 1/1/00 to 12/31/00                                           $2.282                    $2.424                       418
From 1/1/01 to 12/31/01                                           $2.424                    $2.371                      1,023
From 1/1/02 to 12/31/02                                           $2.371                    $1.914                      1,517
From 1/1/03 to 12/31/03                                           $1.914                    $2.507                      2,396
From 1/1/04 to 12/31/04                                           $2.507                    $2.883                      1,664
From 1/1/05 to 12/31/05                                           $2.883                    $3.110                      1,381
From 1/1/06 to 12/31/06                                           $3.110                    $3.755                      1,219



 * Date subaccount began operations.


                                                                C-7

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
VAN KAMPEN UIF EQUITY AND INCOME PORTFOLIO - CLASS II
======================================================= =========================== ======================== =======================

From 4/28/06* to 12/31/06                                         $1.000                    $1.075                       0.3


WANGER INTERNATIONAL SELECT
======================================================= =========================== ======================== =======================

From 10/25/99* to 12/31/99                                        $2.000                    $3.063                        15
From 1/1/00 to 12/31/00                                           $3.063                    $2.988                       492
From 1/1/01 to 12/31/01                                           $2.988                    $2.173                       794
From 1/1/02 to 12/31/02                                           $2.173                    $1.824                       724
From 1/1/03 to 12/31/03                                           $1.824                    $2.553                       759
From 1/1/04 to 12/31/04                                           $2.553                    $3.146                       624
From 1/1/05 to 12/31/05                                           $3.146                    $3.630                       605
From 1/1/06 to 12/31/06                                           $3.630                    $4.892                       562


WANGER INTERNATIONAL SMALL CAP
======================================================= =========================== ======================== =======================

From 8/30/99* to 12/31/99                                         $2.000                    $3.171                       248
From 1/1/00 to 12/31/00                                           $3.171                    $2.265                      2,533
From 1/1/01 to 12/31/01                                           $2.265                    $1.769                      3,864
From 1/1/02 to 12/31/02                                           $1.769                    $1.511                      3,812
From 1/1/03 to 12/31/03                                           $1.511                    $2.229                      3,856
From 1/1/04 to 12/31/04                                           $2.229                    $2.877                      3,749
From 1/1/05 to 12/31/05                                           $2.877                    $3.465                      3,401
From 1/1/06 to 12/31/06                                           $3.465                    $4.710                      3,099


WANGER SELECT
======================================================= =========================== ======================== =======================

From 10/11/99* to 12/31/99                                        $2.000                    $2.295                        21
From 1/1/00 to 12/31/00                                           $2.295                    $2.480                       336
From 1/1/01 to 12/31/01                                           $2.480                    $2.692                       453
From 1/1/02 to 12/31/02                                           $2.692                    $2.464                       473
From 1/1/03 to 12/31/03                                           $2.464                    $3.192                       533
From 1/1/04 to 12/31/04                                           $3.192                    $3.774                       567
From 1/1/05 to 12/31/05                                           $3.774                    $4.133                       643
From 1/1/06 to 12/31/06                                           $4.133                    $4.903                      1,066


WANGER U.S. SMALLER COMPANIES
======================================================= =========================== ======================== =======================

From 9/14/99* to 12/31/99                                         $2.000                    $2.308                       398
From 1/1/00 to 12/31/00                                           $2.308                    $2.101                      3,897
From 1/1/01 to 12/31/01                                           $2.101                    $2.319                      6,700
From 1/1/02 to 12/31/02                                           $2.319                    $1.912                      6,419
From 1/1/03 to 12/31/03                                           $1.912                    $2.714                      6,159
From 1/1/04 to 12/31/04                                           $2.714                    $3.182                      5,800
From 1/1/05 to 12/31/05                                           $3.182                    $3.509                      5,053
From 1/1/06 to 12/31/06                                           $3.509                    $3.751                      4,086



 * Date subaccount began operations.


                                                                C-8

DEATH BENEFIT OPTION 2 CONTRACTS


                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
======================================================= =========================== ======================== =======================

From 4/30/01* to 12/31/01                                         $2.000                    $1.765                       126
From 1/1/02 to 12/31/02                                           $1.765                    $1.319                       279
From 1/1/03 to 12/31/03                                           $1.319                    $1.686                       415
From 1/1/04 to 12/31/04                                           $1.686                    $1.776                       597
From 1/1/05 to 12/31/05                                           $1.776                    $1.909                       865
From 1/1/06 to 12/31/06                                           $1.909                    $2.003                       715


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================
From 1/1/04* to 12/31/04                                          $2.000                    $1.016                       317
From 1/1/05 to 12/31/05                                           $1.016                    $1.080                       502

From 1/1/06 to 12/31/06                                           $1.080                    $1.187                       349

AIM V.I. CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================
From 4/21/06* to 12/31/06                                         $1.000                    $1.087                       406


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
======================================================= =========================== ======================== =======================

From 12/13/00* to 12/31/00                                        $2.000                    $1.523                       362
From 1/1/01 to 12/31/01                                           $1.523                    $1.265                      1,042
From 1/1/02 to 12/31/02                                           $1.265                    $0.825                      1,415
From 1/1/03 to 12/31/03                                           $0.825                    $1.098                      1,883
From 1/1/04 to 12/31/04                                           $1.098                    $1.173                      1,480
From 1/1/05 to 12/31/05                                           $1.173                    $1.326                      1,281
From 1/1/06 to 12/31/06                                           $1.326                    $1.562                      1,141


DWS EQUITY 500 INDEX FUND VIP - CLASS A
======================================================= =========================== ======================== =======================

From 11/2/01* to 12/31/01                                         $2.000                    $2.108                        5
From 1/1/02 to 12/31/02                                           $2.108                    $1.632                       117
From 1/1/03 to 12/31/03                                           $1.632                    $2.066                       339
From 1/1/04 to 12/31/04                                           $2.066                    $2.256                       478
From 1/1/05 to 12/31/05                                           $2.256                    $2.332                       565
From 1/1/06 to 12/31/06                                           $2.332                    $2.660                       542


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
======================================================= =========================== ======================== =======================

From 9/27/99* to 12/31/99                                         $2.000                    $1.985                       145
From 1/1/00 to 12/31/00                                           $1.985                    $2.177                       591
From 1/1/01 to 12/31/01                                           $2.177                    $2.301                      1,793
From 1/1/02 to 12/31/02                                           $2.301                    $2.478                      4,415
From 1/1/03 to 12/31/03                                           $2.478                    $2.504                      2,887
From 1/1/04 to 12/31/04                                           $2.504                    $2.562                      2,432
From 1/1/05 to 12/31/05                                           $2.562                    $2.582                      1,852
From 1/1/06 to 12/31/06                                           $2.582                    $2.655                      1,581


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.045                        44
From 12/13/00 to 12/31/00                                         $2.045                    $1.838                       266
From 1/1/01 to 12/31/01                                           $1.823                    $1.840                       623
From 1/1/02 to 12/31/02                                           $1.840                    $1.842                       649
From 1/1/03 to 12/31/03                                           $1.842                    $2.224                       975
From 1/1/04 to 12/31/04                                           $2.224                    $2.426                       878
From 1/1/05 to 12/31/05                                           $2.426                    $2.459                       786
From 1/1/06 to 12/31/06                                           $2.459                    $2.691                       723



 * Date subaccount began operations.

                                                                C-9

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================

From 7/3/00* to 12/31/00                                          $2.000                    $1.866                       199
From 1/1/01 to 12/31/01                                           $1.866                    $1.615                       972
From 1/1/02 to 12/31/02                                           $1.615                    $1.445                      1,806
From 1/1/03 to 12/31/03                                           $1.445                    $1.831                      1,760
From 1/1/04 to 12/31/04                                           $1.831                    $2.085                      2,124
From 1/1/05 to 12/31/05                                           $2.085                    $2.406                      3,480
From 1/1/06 to 12/31/06                                           $2.406                    $2.652                      3,732


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
======================================================= =========================== ======================== =======================

From 7/3/00* to 12/31/00                                          $2.000                    $1.695                        98
From 1/1/01 to 12/31/01                                           $1.695                    $1.432                       252
From 1/1/02 to 12/31/02                                           $1.432                    $1.104                       384
From 1/1/03 to 12/31/03                                           $1.104                    $1.414                       403
From 1/1/04 to 12/31/04                                           $1.414                    $1.495                       378
From 1/1/05 to 12/31/05                                           $1.495                    $1.607                       379
From 1/1/06 to 12/31/06                                           $1.607                    $1.671                       362


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================
From 7/3/00* to 12/31/00                                          $2.000                    $1.719                       204
From 1/1/01 to 12/31/01                                           $1.719                    $1.397                      1,351
From 1/1/02 to 12/31/02                                           $1.397                    $0.963                      1,864
From 1/1/03 to 12/31/03                                           $0.963                    $1.262                      2,044
From 1/1/04 to 12/31/04                                           $1.262                    $1.287                      1,927
From 1/1/05 to 12/31/05                                           $1.287                    $1.343                      1,359

From 1/1/06 to 12/31/06                                           $1.343                    $1.416                       928

FRANKLIN INCOME SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.111                       168


LAZARD RETIREMENT SMALL CAP PORTFOLIO
======================================================= =========================== ======================== =======================
From 4/29/05* to 12/31/05                                         $0.979                    $1.093                       146

From 1/1/06 to 12/31/06                                           $1.093                    $1.253                        80


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================
From 4/29/05* to 12/31/05                                         $0.978                    $1.022                       760

From 1/1/06 to 12/31/06                                           $1.022                    $1.103                       556


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================

From 4/29/05* to 12/31/05                                         $0.980                    $1.049                      3,377
From 1/1/06 to 12/31/06                                           $1.049                    $1.215                      2,990


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================
From 4/29/05* to 12/31/05                                         $0.958                    $1.082                       969

From 1/1/06 to 12/31/06                                           $1.082                    $1.199                       704



 * Date subaccount began operations.


                                                                C-10

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
MUTUAL SHARES SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 9/7/99* to 12/31/99                                          $2.000                    $1.995                        40
From 7/3/00 to 12/31/00                                           $1.995                    $2.217                       113
From 1/1/01 to 12/31/01                                           $2.217                    $2.343                       338
From 1/1/02 to 12/31/02                                           $2.343                    $2.041                       459
From 1/1/03 to 12/31/03                                           $2.041                    $2.522                       424
From 1/1/04 to 12/31/04                                           $2.522                    $2.805                       486
From 1/1/05 to 12/31/05                                           $2.805                    $3.063                       567
From 1/1/06 to 12/31/06                                           $3.063                    $3.580                       812


NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
======================================================= =========================== ======================== =======================

From 4/28/06* to 12/31/06                                         $1.000                    $1.056                        3

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.016                        35

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.064                        32

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $0.998                        50


PHOENIX CAPITAL GROWTH SERIES
======================================================= =========================== ======================== =======================
From 9/7/99* to 12/31/99                                          $2.000                    $2.421                       664
From 1/1/00 to 12/31/00                                           $2.421                    $1.966                      5,420
From 1/1/01 to 12/31/01                                           $1.966                    $1.270                      8,024
From 1/1/02 to 12/31/02                                           $1.270                    $0.943                      8,375
From 1/1/03 to 12/31/03                                           $0.943                    $1.778                      7,579
From 1/1/04 to 12/31/04                                           $1.778                    $1.221                      6,296
From 1/1/05 to 12/31/05                                           $1.221                    $1.250                      4,673

From 1/1/06 to 12/31/06                                           $1.250                    $1.274                      5,624


PHOENIX GROWTH AND INCOME SERIES
======================================================= =========================== ======================== =======================
From 9/8/99* to 12/31/99                                          $2.000                    $2.141                       544
From 1/1/00 to 12/31/00                                           $2.141                    $1.975                      3,237
From 1/1/01 to 12/31/01                                           $1.975                    $1.791                      4,658
From 1/1/02 to 12/31/02                                           $1.791                    $1.370                      4,406
From 1/1/03 to 12/31/03                                           $1.791                    $1.370                      4,406
From 1/1/04 to 12/31/04                                           $1.370                    $1.882                      3,660
From 1/1/05 to 12/31/05                                           $1.882                    $1.948                      3,002

From 1/1/06 to 12/31/06                                           $1.948                    $2.254                      2,344


PHOENIX MID-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================
From 10/12/99* to 12/31/99                                        $2.000                    $2.358                        55
From 1/1/00 to 12/31/00                                           $2.358                    $3.088                      1,491
From 1/1/01 to 12/31/01                                           $3.088                    $2.278                      2,868
From 1/1/02 to 12/31/02                                           $2.278                    $1.519                      2,948
From 1/1/03 to 12/31/03                                           $1.519                    $1.932                      2,616
From 1/1/04 to 12/31/04                                           $1.932                    $2.036                      1,972
From 1/1/05 to 12/31/05                                           $2.036                    $2.095                      1,385

From 1/1/06 to 12/31/06                                           $2.095                    $2.154                      1,975



 * Date subaccount began operations.


                                                                C-11

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX MONEY MARKET SERIES
======================================================= =========================== ======================== =======================
From 8/27/99* to 12/31/99                                         $2.000                    $2.026                       997
From 1/1/00 to 12/31/00                                           $2.026                    $2.122                      1,539
From 1/1/01 to 12/31/01                                           $2.122                    $2.176                      2,679
From 1/1/02 to 12/31/02                                           $2.176                    $2.179                      2,346
From 1/1/03 to 12/31/03                                           $2.179                    $2.167                      1,094
From 1/1/04 to 12/31/04                                           $2.167                    $2.157                       650
From 1/1/05 to 12/31/05                                           $2.157                    $2.185                       792

From 1/1/06 to 12/31/06                                           $2.185                    $2.253                       930


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
======================================================= =========================== ======================== =======================

From 9/30/99* to 12/31/99                                         $2.000                    $2.054                       200
From 1/1/00 to 12/31/00                                           $2.054                    $2.161                      1,081
From 1/1/01 to 12/31/01                                           $2.161                    $2.263                      2,269
From 1/1/02 to 12/31/02                                           $2.263                    $2.459                      2,672
From 1/1/03 to 12/31/03                                           $2.459                    $2.782                      2,541
From 1/1/04 to 12/31/04                                           $2.782                    $2.935                      2,787
From 1/1/05 to 12/31/05                                           $2.935                    $2.950                      2,639
From 1/1/06 to 12/31/06                                           $2.950                    $3.113                      2,321


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
======================================================= =========================== ======================== =======================
From 6/4/03* to 12/31/03                                          $2.000                    $1.022                       311
From 1/1/04 to 12/31/04                                           $1.022                    $1.063                      1,181
From 1/1/05 to 12/31/05                                           $1.063                    $1.064                      1,365

From 1/1/06 to 12/31/06                                           $1.064                    $1.111                      1,084


PHOENIX STRATEGIC ALLOCATION SERIES
======================================================= =========================== ======================== =======================

From 9/8/99* to 12/31/99                                          $2.000                    $2.146                        54
From 1/1/00 to 12/31/00                                           $2.146                    $2.133                       577
From 1/1/01 to 12/31/01                                           $2.133                    $2.145                      1,031
From 1/1/02 to 12/31/02                                           $2.145                    $1.873                      3,612
From 1/1/03 to 12/31/03                                           $1.873                    $2.218                      3,606
From 1/1/04 to 12/31/04                                           $2.218                    $2.353                      3,443
From 1/1/05 to 12/31/05                                           $2.353                    $2.365                      2,947
From 1/1/06 to 12/31/06                                           $2.365                    $2.632                      2,207


PHOENIX-ABERDEEN INTERNATIONAL SERIES
======================================================= =========================== ======================== =======================

From 10/7/99* to 12/31/99                                         $2.000                    $2.309                       125
From 1/1/00 to 12/31/00                                           $2.309                    $1.920                      1,335
From 1/1/01 to 12/31/01                                           $1.920                    $1.439                      2,353
From 1/1/02 to 12/31/02                                           $1.439                    $1.211                      2,149
From 1/1/03 to 12/31/03                                           $1.211                    $1.577                      2,080
From 1/1/04 to 12/31/04                                           $1.577                    $1.881                      2,426
From 1/1/05 to 12/31/05                                           $1.881                    $2.203                      2,109
From 1/1/06 to 12/31/06                                           $2.203                    $2.771                      2,790


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================

From 8/20/02* to 12/31/02                                         $2.000                    $2.007                        13
From 1/1/03 to 12/31/03                                           $2.007                    $3.040                        92
From 1/1/04 to 12/31/04                                           $3.040                    $3.066                       119
From 1/1/05 to 12/31/05                                           $3.066                    $3.501                       103
From 1/1/06 to 12/31/06                                           $3.501                    $4.130                       383



 * Date subaccount began operations.


                                                                C-12

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
======================================================= =========================== ======================== =======================

From 10/8/99* to 12/31/99                                         $2.000                    $2.124                        26
From 1/1/00 to 12/31/00                                           $2.124                    $2.744                       103
From 1/1/01 to 12/31/01                                           $2.744                    $2.889                       436
From 1/1/02 to 12/31/02                                           $2.889                    $3.198                       774
From 1/1/03 to 12/31/03                                           $3.198                    $4.367                       798
From 1/1/04 to 12/31/04                                           $4.367                    $5.808                       747
From 1/1/05 to 12/31/05                                           $5.808                    $6.602                       731
From 1/1/06 to 12/31/06                                           $6.602                    $8.936                       750

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  AGGRESSIVE GROWTH

======================================================= =========================== ======================== =======================

From 2/3/06* to 12/31/06                                          $1.000                    $1.113                       192

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.087                        3

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.045                        63

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  MODERATE GROWTH
======================================================= =========================== ======================== =======================
From 2/3/06* to 12/31/06                                          $1.000                    $1.076                       206


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
======================================================= =========================== ======================== =======================

From 10/8/99* to 12/31/99                                         $2.000                    $2.185                        8
From 1/1/00 to 12/31/00                                           $2.185                    $2.523                       150
From 1/1/01 to 12/31/01                                           $2.523                    $3.064                       854
From 1/1/02 to 12/31/02                                           $3.064                    $2.767                      1,349
From 1/1/03 to 12/31/03                                           $2.767                    $3.852                      1,191
From 1/1/04 to 12/31/04                                           $3.852                    $4.580                      1,358
From 1/1/05 to 12/31/05                                           $4.580                    $4.873                      1,328
From 1/1/06 to 12/31/06                                           $4.873                    $5.529                       893


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
======================================================= =========================== ======================== =======================

From 1/5/01* to 12/31/01                                          $2.000                    $2.293                       578
From 1/1/02 to 12/31/02                                           $2.293                    $2.071                      1,152
From 1/1/03 to 12/31/03                                           $2.071                    $2.942                      1,026
From 1/1/04 to 12/31/04                                           $2.942                    $3.565                      1,086
From 1/1/05 to 12/31/05                                           $3.565                    $3.783                       923
From 1/1/06 to 12/31/06                                           $3.783                    $4.361                       663


PHOENIX-VAN KAMPEN COMSTOCK SERIES
======================================================= =========================== ======================== =======================

From 9/7/99* to 12/31/99                                          $2.000                    $2.393                        32
From 1/1/00 to 12/31/00                                           $2.393                    $3.125                       628
From 1/1/01 to 12/31/01                                           $3.125                    $2.532                      2,297
From 1/1/02 to 12/31/02                                           $2.532                    $1.952                      2,810
From 1/1/03 to 12/31/03                                           $1.952                    $2.387                      2,562
From 1/1/04 to 12/31/04                                           $2.387                    $2.662                      2,657
From 1/1/05 to 12/31/05                                           $2.662                    $2.772                      1,955
From 1/1/06 to 12/31/06                                           $2.772                    $3.309                      1,600



 * Date subaccount began operations.


                                                                C-13

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
======================================================= =========================== ======================== =======================
From 9/7/99* to 12/31/99                                          $2.000                    $2.120                       450
From 1/1/00 to 12/31/00                                           $2.120                    $1.854                      1,267
From 1/1/01 to 12/31/01                                           $1.854                    $1.613                      1,669
From 1/1/02 to 12/31/02                                           $1.613                    $1.215                      1,211
From 1/1/03 to 12/31/03                                           $1.215                    $1.515                      1,005
From 1/1/04 to 12/31/04                                           $1.515                    $1.643                       875
From 1/1/05 to 12/31/05                                           $1.643                    $1.683                       656

From 1/1/06 to 12/31/06                                           $1.683                    $1.898                      1,197


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
======================================================= =========================== ======================== =======================
From 6/17/03* to 12/31/03                                         $2.000                    $1.052                       116
From 1/1/04 to 12/31/04                                           $1.052                    $0.928                       159
From 1/1/05 to 12/31/05                                           $0.928                    $0.868                       150

From 1/1/06 to 12/31/06                                           $0.868                    $0.927                       140


RYDEX VARIABLE TRUST NOVA FUND
======================================================= =========================== ======================== =======================
From 6/2/03* to 12/31/03                                          $2.000                    $1.215                       111
From 1/1/04 to 12/31/04                                           $1.215                    $1.376                        88
From 1/1/05 to 12/31/05                                           $1.376                    $1.412                        49

From 1/1/06 to 12/31/06                                           $1.412                    $1.663                        31


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
======================================================= =========================== ======================== =======================

From 6/2/03* to 12/31/03                                          $2.000                    $1.153                       531
From 1/1/04 to 12/31/04                                           $1.153                    $1.260                       153
From 1/1/05 to 12/31/05                                           $1.260                    $1.415                       364
From 1/1/06 to 12/31/06                                           $1.415                    $1.557                       324


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.433                        8
From 7/3/00 to 12/31/00                                           $2.433                    $1.633                       129
From 1/1/01 to 12/31/01                                           $1.633                    $1.482                       176
From 1/1/02 to 12/31/02                                           $1.482                    $1.461                       150
From 1/1/03 to 12/31/03                                           $1.461                    $2.208                       138
From 1/1/04 to 12/31/04                                           $2.208                    $2.719                       115
From 1/1/05 to 12/31/05                                           $2.719                    $3.421                        83
From 1/1/06 to 12/31/06                                           $3.421                    $4.328                        94


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 9/30/99* to 12/31/99                                         $2.000                    $2.262                        98
From 7/3/00 to 12/31/00                                           $2.262                    $2.182                       459
From 1/1/01 to 12/31/01                                           $2.182                    $1.810                       905
From 1/1/02 to 12/31/02                                           $1.810                    $1.455                      1,042
From 1/1/03 to 12/31/03                                           $1.455                    $1.900                      1,166
From 1/1/04 to 12/31/04                                           $1.900                    $2.224                      1,127
From 1/1/05 to 12/31/05                                           $2.224                    $2.420                       959
From 1/1/06 to 12/31/06                                           $2.420                    $2.902                       813



 * Date subaccount began operations.


                                                                C-14

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.220                        29
From 7/3/00 to 12/31/00                                           $2.220                    $2.194                        58
From 1/1/01 to 12/31/01                                           $2.194                    $1.951                       143
From 1/1/02 to 12/31/02                                           $1.951                    $1.842                        55
From 1/1/03 to 12/31/03                                           $1.842                    $2.400                        42
From 1/1/04 to 12/31/04                                           $2.400                    $2.743                        39
From 1/1/05 to 12/31/05                                           $2.743                    $2.805                        31
From 1/1/06 to 12/31/06                                           $2.805                    $3.355                        16


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 9/30/99* to 12/31/99                                         $2.000                    $2.339                        78
From 7/3/00 to 12/31/00                                           $2.339                    $2.477                       153
From 1/1/01 to 12/31/01                                           $2.477                    $2.414                       379
From 1/1/02 to 12/31/02                                           $2.414                    $1.943                       836
From 1/1/03 to 12/31/03                                           $1.943                    $2.535                       861
From 1/1/04 to 12/31/04                                           $2.535                    $2.904                       798
From 1/1/05 to 12/31/05                                           $2.904                    $3.123                       851
From 1/1/06 to 12/31/06                                           $3.123                    $3.756                       790


WANGER INTERNATIONAL SELECT
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.996                        20
From 1/1/00 to 12/31/00                                           $2.996                    $2.913                       352
From 1/1/01 to 12/31/01                                           $2.913                    $2.111                       650
From 1/1/02 to 12/31/02                                           $2.111                    $1.766                       610
From 1/1/03 to 12/31/03                                           $1.766                    $2.463                       483
From 1/1/04 to 12/31/04                                           $2.463                    $3.024                       531
From 1/1/05 to 12/31/05                                           $3.024                    $3.477                       576
From 1/1/06 to 12/31/06                                           $3.477                    $4.669                       527


WANGER INTERNATIONAL SMALL CAP
======================================================= =========================== ======================== =======================

From 9/17/99* to 12/31/99                                         $2.000                    $3.095                       177
From 1/1/00 to 12/31/00                                           $3.095                    $2.203                      2,134
From 1/1/01 to 12/31/01                                           $2.203                    $1.715                      2,986
From 1/1/02 to 12/31/02                                           $1.715                    $1.459                      3,075
From 1/1/03 to 12/31/03                                           $1.459                    $2.145                      3,011
From 1/1/04 to 12/31/04                                           $2.145                    $2.759                      2,787
From 1/1/05 to 12/31/05                                           $2.759                    $3.312                      2,464
From 1/1/06 to 12/31/06                                           $3.312                    $4.486                      2,074


WANGER SELECT
======================================================= =========================== ======================== =======================

From 10/28/99* to 12/31/99                                        $2.000                    $2.248                        48
From 1/1/00 to 12/31/00                                           $2.248                    $2.431                       303
From 1/1/01 to 12/31/01                                           $2.431                    $2.618                       402
From 1/1/02 to 12/31/02                                           $2.618                    $2.388                       444
From 1/1/03 to 12/31/03                                           $2.388                    $3.084                       535
From 1/1/04 to 12/31/04                                           $3.084                    $3.633                       524
From 1/1/05 to 12/31/05                                           $3.633                    $3.964                       444
From 1/1/06 to 12/31/06                                           $3.964                    $4.686                       518



 * Date subaccount began operations.


                                                                C-15

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
WANGER U.S. SMALLER COMPANIES
======================================================= =========================== ======================== =======================

From 9/17/99* to 12/31/99                                         $2.000                    $2.287                       338
From 1/1/00 to 12/31/00                                           $2.287                    $2.075                      2,706
From 1/1/01 to 12/31/01                                           $2.075                    $2.282                      3,684
From 1/1/02 to 12/31/02                                           $2.282                    $1.875                      3,759
From 1/1/03 to 12/31/03                                           $1.875                    $2.651                      3,528
From 1/1/04 to 12/31/04                                           $2.651                    $3.098                      3,207
From 1/1/05 to 12/31/05                                           $3.098                    $3.404                      2,771
From 1/1/06 to 12/31/06                                           $3.404                    $3.626                      2,305




DEATH BENEFIT OPTION 3 CONTRACTS


                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
======================================================= =========================== ======================== =======================

From 12/24/01* to 12/31/01                                        $2.000                    $1.849                        5
From 1/1/02 to 12/31/02                                           $1.849                    $1.380                        17
From 1/1/03 to 12/31/03                                           $1.380                    $1.763                        30
From 1/1/04 to 12/31/04                                           $1.763                    $1.855                        46
From 1/1/05 to 12/31/05                                           $1.855                    $1.992                        85
From 1/1/06 to 12/31/06                                           $1.992                    $2.089                        93


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================

From 1/1/04* to 12/31/04                                          $2.000                    $1.016                        14
From 1/1/05 to 12/31/05                                           $1.016                    $1.079                        14
From 1/1/06 to 12/31/06                                           $1.079                    $1.184                        14

AIM V.I. CORE EQUITY FUND - CLASS I
======================================================= =========================== ======================== =======================
From 4/21/06* to 12/31/06                                         $1.000                    $1.086                       189


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
======================================================= =========================== ======================== =======================

From 6/6/00* to 12/31/00                                          $2.000                    $1.525                        36
From 1/1/01 to 12/31/01                                           $1.525                    $1.265                       181
From 1/1/02 to 12/31/02                                           $1.265                    $0.824                       173
From 1/1/03 to 12/31/03                                           $0.824                    $1.096                       182
From 1/1/04 to 12/31/04                                           $1.096                    $1.169                       180
From 1/1/05 to 12/31/05                                           $1.169                    $1.320                       178
From 1/1/06 to 12/31/06                                           $1.320                    $1.554                       187


DWS EQUITY 500 INDEX FUND VIP - CLASS A
======================================================= =========================== ======================== =======================

From 12/18/01* to 12/31/01                                        $2.000                    $2.108                       639
From 1/1/02 to 12/31/02                                           $2.108                    $1.630                        3
From 1/1/03 to 12/31/03                                           $1.630                    $2.061                        17
From 1/1/04 to 12/31/04                                           $2.061                    $2.249                        27
From 1/1/05 to 12/31/05                                           $2.249                    $2.322                        70
From 1/1/06 to 12/31/06                                           $2.322                    $2.647                        69



 * Date subaccount began operations.


                                                                C-16

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
======================================================= =========================== ======================== =======================

From 1/1/00* to 12/31/00                                          $2.000                    $2.201                        30
From 1/1/01 to 12/31/01                                           $2.201                    $2.324                       348
From 1/1/02 to 12/31/02                                           $2.324                    $2.500                       842
From 1/1/03 to 12/31/03                                           $2.500                    $2.525                       604
From 1/1/04 to 12/31/04                                           $2.525                    $2.581                       571
From 1/1/05 to 12/31/05                                           $2.581                    $2.597                       596
From 1/1/06 to 12/31/06                                           $2.597                    $2.669                       498


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
======================================================= =========================== ======================== =======================

From 4/24/00* to 12/31/00                                         $2.000                    $1.857                        46
From 1/1/01 to 12/31/01                                           $1.857                    $1.857                        85
From 1/1/02 to 12/31/02                                           $1.857                    $1.857                       132
From 1/1/03 to 12/31/03                                           $1.857                    $2.239                       362
From 1/1/04 to 12/31/04                                           $2.239                    $2.440                       226
From 1/1/05 to 12/31/05                                           $2.440                    $2.471                       172
From 1/1/06 to 12/31/06                                           $2.471                    $2.701                       178


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================

From 6/6/00* to 12/31/00                                          $2.000                    $1.865                        37
From 1/1/01 to 12/31/01                                           $1.865                    $1.612                       125
From 1/1/02 to 12/31/02                                           $1.612                    $1.441                       173
From 1/1/03 to 12/31/03                                           $1.441                    $1.824                       162
From 1/1/04 to 12/31/04                                           $1.824                    $2.075                       365
From 1/1/05 to 12/31/05                                           $2.075                    $2.393                       697
From 1/1/06 to 12/31/06                                           $2.393                    $2.634                       908


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
======================================================= =========================== ======================== =======================

From 7/3/00* to 12/31/00                                          $2.000                    $1.695                        27
From 1/1/01 to 12/31/01                                           $1.695                    $1.430                        81
From 1/1/02 to 12/31/02                                           $1.430                    $1.102                       100
From 1/1/03 to 12/31/03                                           $1.102                    $1.409                       118
From 1/1/04 to 12/31/04                                           $1.409                    $1.488                       113
From 1/1/05 to 12/31/05                                           $1.488                    $1.598                       151
From 1/1/06 to 12/31/06                                           $1.598                    $1.660                       110


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
======================================================= =========================== ======================== =======================
From 7/3/00* to 12/31/00                                          $2.000                    $1.669                        66
From 1/1/01 to 12/31/01                                           $1.669                    $1.354                       101
From 1/1/02 to 12/31/02                                           $1.354                    $0.932                       627
From 1/1/03 to 12/31/03                                           $0.932                    $1.221                       787
From 1/1/04 to 12/31/04                                           $1.221                    $1.244                       415
From 1/1/05 to 12/31/05                                           $1.244                    $1.297                       358

From 1/1/06 to 12/31/06                                           $1.297                    $1.366                       396

FRANKLIN INCOME SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.110                        6


LAZARD RETIREMENT SMALL CAP PORTFOLIO
======================================================= =========================== ======================== =======================

From 4/29/05* to 12/31/05                                         $0.979                    $1.092                        51
From 1/1/06 to 12/31/06                                           $1.092                    $1.251                        16



 * Date subaccount began operations.


                                                                C-17

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================

From 4/29/05* to 12/31/05                                         $0.978                    $1.021                        89
From 1/1/06 to 12/31/06                                           $1.021                    $1.101                       210


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================

From 4/29/05* to 12/31/05                                         $0.980                    $1.048                       833
From 1/1/06 to 12/31/06                                           $1.048                    $1.213                       908


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
======================================================= =========================== ======================== =======================

From 4/29/05* to 12/31/05                                         $0.958                    $1.081                       285
From 1/1/06 to 12/31/06                                           $1.081                    $1.197                       281


MUTUAL SHARES SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 1/21/99* to 12/31/99                                         $2.000                    $2.049                       488
From 1/1/00 to 12/31/00                                           $2.049                    $2.274                        32
From 1/1/01 to 12/31/01                                           $2.274                    $2.402                        75
From 1/1/02 to 12/31/02                                           $2.402                    $2.090                        93
From 1/1/03 to 12/31/03                                           $2.090                    $2.580                       102
From 1/1/04 to 12/31/04                                           $2.580                    $2.866                       108
From 1/1/05 to 12/31/05                                           $2.866                    $3.126                       108

From 1/1/06 to 12/31/06                                           $3.126                    $3.651                       110

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.016                        40

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.063                        68

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA -
  SERVICE SHARES
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $0.998                        59


PHOENIX CAPITAL GROWTH SERIES
======================================================= =========================== ======================== =======================

From 9/3/99* to 12/31/99                                          $2.000                    $2.409                        92
From 1/1/00 to 12/31/00                                           $2.409                    $1.955                       710
From 1/1/01 to 12/31/01                                           $1.955                    $1.261                       735
From 1/1/02 to 12/31/02                                           $1.261                    $0.935                       997
From 1/1/03 to 12/31/03                                           $0.935                    $1.167                       928
From 1/1/04 to 12/31/04                                           $1.167                    $1.209                       781
From 1/1/05 to 12/31/05                                           $1.209                    $1.237                       606
From 1/1/06 to 12/31/06                                           $1.237                    $1.259                      1,462


PHOENIX GROWTH AND INCOME SERIES
======================================================= =========================== ======================== =======================

From 10/22/99* to 12/31/99                                        $2.000                    $2.227                        54
From 1/1/00 to 12/31/00                                           $2.227                    $2.053                       606
From 1/1/01 to 12/31/01                                           $2.053                    $1.859                       809
From 1/1/02 to 12/31/02                                           $1.859                    $1.421                       694
From 1/1/03 to 12/31/03                                           $1.421                    $1.787                       644
From 1/1/04 to 12/31/04                                           $1.787                    $1.948                       734
From 1/1/05 to 12/31/05                                           $1.948                    $2.014                       601
From 1/1/06 to 12/31/06                                           $2.014                    $2.328                       503



 * Date subaccount began operations.


                                                                C-18

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX MID-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================

From 12/20/99* to 12/31/99                                        $2.000                    $2.236                        4
From 1/1/00 to 12/31/00                                           $2.236                    $2.511                       295
From 1/1/01 to 12/31/01                                           $2.511                    $1.850                       401
From 1/1/02 to 12/31/02                                           $1.850                    $1.232                       412
From 1/1/03 to 12/31/03                                           $1.232                    $1.566                       387
From 1/1/04 to 12/31/04                                           $1.566                    $1.649                       312
From 1/1/05 to 12/31/05                                           $1.649                    $1.695                       207
From 1/1/06 to 12/31/06                                           $1.695                    $1.741                       268


PHOENIX MONEY MARKET SERIES
======================================================= =========================== ======================== =======================

From 8/30/99* to 12/31/99                                         $2.000                    $2.025                       339
From 1/1/00 to 12/31/00                                           $2.025                    $2.119                       496
From 1/1/01 to 12/31/01                                           $2.119                    $2.170                       907
From 1/1/02 to 12/31/02                                           $2.170                    $2.171                       856
From 1/1/03 to 12/31/03                                           $2.171                    $2.156                       642
From 1/1/04 to 12/31/04                                           $2.156                    $2.144                       477
From 1/1/05 to 12/31/05                                           $2.144                    $2.170                       338
From 1/1/06 to 12/31/06                                           $2.170                    $2.235                       416


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
======================================================= =========================== ======================== =======================

From 4/3/00* to 12/31/00                                          $2.000                    $2.052                        67
From 1/1/01 to 12/31/01                                           $2.052                    $2.147                       265
From 1/1/02 to 12/31/02                                           $2.147                    $2.330                       439
From 1/1/03 to 12/31/03                                           $2.330                    $2.634                       485
From 1/1/04 to 12/31/04                                           $2.634                    $2.776                       697
From 1/1/05 to 12/31/05                                           $2.776                    $2.787                       610
From 1/1/06 to 12/31/06                                           $2.787                    $2.938                       541


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
======================================================= =========================== ======================== =======================
From 8/13/03* to 12/31/03                                         $2.000                    $1.022                        2
From 1/1/04 to 12/31/04                                           $1.022                    $1.062                        68
From 1/1/05 to 12/31/05                                           $1.062                    $1.061                       202

From 1/1/06 to 12/31/06                                           $1.061                    $1.107                       101


PHOENIX STRATEGIC ALLOCATION SERIES
======================================================= =========================== ======================== =======================

From 9/3/99* to 12/31/99                                          $2.000                    $2.130                        27
From 1/1/00 to 12/31/00                                           $2.130                    $2.115                        76
From 1/1/01 to 12/31/01                                           $2.115                    $2.125                       188
From 1/1/02 to 12/31/02                                           $2.125                    $1.854                       774
From 1/1/03 to 12/31/03                                           $1.854                    $2.192                       747
From 1/1/04 to 12/31/04                                           $2.192                    $2.324                       554
From 1/1/05 to 12/31/05                                           $2.324                    $2.333                       367
From 1/1/06 to 12/31/06                                           $2.333                    $2.594                       246



 * Date subaccount began operations.


                                                                C-19

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
======================================================= =========================== ======================== =======================
From 12/1/99* to 12/31/99                                         $2.000                    $2.192                        2
From 1/1/00 to 12/31/00                                           $2.192                    $1.821                       109
From 1/1/01 to 12/31/01                                           $1.821                    $1.364                      7,141
From 1/1/02 to 12/31/02                                           $1.364                    $1.147                       677
From 1/1/03 to 12/31/03                                           $1.147                    $1.492                       720
From 1/1/04 to 12/31/04                                           $1.492                    $1.777                      1,120
From 1/1/05 to 12/31/05                                           $1.777                    $2.079                       946

From 1/1/06 to 12/31/06                                           $2.079                    $2.612                      1,144


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
======================================================= =========================== ======================== =======================
From 11/11/02* to 12/31/02                                        $2.000                    $2.006                        2
From 1/1/03 to 12/31/03                                           $2.006                    $3.036                        12
From 1/1/04 to 12/31/04                                           $3.036                    $3.059                        20
From 1/1/05 to 12/31/05                                           $3.059                    $3.489                        23

From 1/1/06 to 12/31/06                                           $3.489                    $4.112                       245


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
======================================================= =========================== ======================== =======================
From 9/3/99* to 12/31/99                                          $2.000                    $2.029                        82
From 1/1/00 to 12/31/00                                           $2.029                    $2.619                       114
From 1/1/01 to 12/31/01                                           $2.619                    $2.754                       108
From 1/1/02 to 12/31/02                                           $2.754                    $3.045                       228
From 1/1/03 to 12/31/03                                           $3.045                    $4.154                       160
From 1/1/04 to 12/31/04                                           $4.154                    $5.520                       140
From 1/1/05 to 12/31/05                                           $5.520                    $6.268                       207

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
======================================================= =========================== ======================== =======================

From 2/3/06* to 12/31/06                                          $1.000                    $1.044                        3


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
======================================================= =========================== ======================== =======================
From 5/1/00* to 12/31/00                                          $2.000                    $2.201                       116
From 1/1/01 to 12/31/01                                           $2.201                    $2.670                       693
From 1/1/02 to 12/31/02                                           $2.670                    $2.409                       785
From 1/1/03 to 12/31/03                                           $2.409                    $3.350                       636
From 1/1/04 to 12/31/04                                           $3.350                    $3.979                       880
From 1/1/05 to 12/31/05                                           $3.979                    $4.229                       796

From 1/1/06 to 12/31/06                                           $4.229                    $4.794                       435


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
======================================================= =========================== ======================== =======================

From 12/14/00* to 12/31/00                                        $2.000                    $2.130                        20
From 1/1/01 to 12/31/01                                           $2.130                    $2.433                       434
From 1/1/02 to 12/31/02                                           $2.433                    $2.195                       630
From 1/1/03 to 12/31/03                                           $2.195                    $3.115                       343
From 1/1/04 to 12/31/04                                           $3.115                    $3.770                       400
From 1/1/05 to 12/31/05                                           $3.770                    $3.997                       358
From 1/1/06 to 12/31/06                                           $3.997                    $4.603                       237


 * Date subaccount began operations.


                                                                C-20

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
======================================================= =========================== ======================== =======================
From 12/1/99* to 12/31/99                                         $2.000                    $2.151                        23
From 1/1/00 to 12/31/00                                           $2.151                    $2.806                        89
From 1/1/01 to 12/31/01                                           $2.806                    $2.271                       724
From 1/1/02 to 12/31/02                                           $2.271                    $1.749                       548
From 1/1/03 to 12/31/03                                           $1.749                    $2.137                       753
From 1/1/04 to 12/31/04                                           $2.137                    $2.381                       621
From 1/1/05 to 12/31/05                                           $2.381                    $2.476                       556

From 1/1/06 to 12/31/06                                           $2.476                    $2.953                       431


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
======================================================= =========================== ======================== =======================
From 9/3/99* to 12/31/99                                          $2.000                    $2.106                        13
From 1/1/00 to 12/31/00                                           $2.106                    $1.840                       198
From 1/1/01 to 12/31/01                                           $1.840                    $1.599                       236
From 1/1/02 to 12/31/02                                           $1.599                    $1.204                       271
From 1/1/03 to 12/31/03                                           $1.204                    $1.499                       223
From 1/1/04 to 12/31/04                                           $1.499                    $1.624                       171
From 1/1/05 to 12/31/05                                           $1.624                    $1.662                        90

From 1/1/06 to 12/31/06                                           $1.662                    $1.872                       243

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO -
  ADVISOR CLASS
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $0.951                        67

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
======================================================= =========================== ======================== =======================
From 4/28/06* to 12/31/06                                         $1.000                    $1.014                        6


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
======================================================= =========================== ======================== =======================
From 8/9/03* to 12/31/03                                          $2.000                    $1.051                        11
From 1/1/04 to 12/31/04                                           $1.051                    $0.926                        2
From 1/1/05 to 12/31/05                                           $0.926                    $0.866                        2

From 1/1/06 to 12/31/06                                           $0.866                    $0.923                        1


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
======================================================= =========================== ======================== =======================
From 6/4/03* to 12/31/03                                          $2.000                    $1.152                       385
From 1/1/04 to 12/31/04                                           $1.152                    $1.258                       192
From 1/1/05 to 12/31/05                                           $1.258                    $1.412                       242

From 1/1/06 to 12/31/06                                           $1.412                    $1.551                       195


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================
From 12/20/99* to 12/31/99                                        $2.000                    $2.103                        1
From 1/1/00 to 12/31/00                                           $2.103                    $1.410                        24
From 1/1/01 to 12/31/01                                           $1.410                    $1.279                        34
From 1/1/02 to 12/31/02                                           $1.279                    $1.260                        20
From 1/1/03 to 12/31/03                                           $1.260                    $1.901                        20
From 1/1/04 to 12/31/04                                           $1.901                    $2.339                        16
From 1/1/05 to 12/31/05                                           $2.339                    $2.940                        16

From 1/1/06 to 12/31/06                                           $2.940                    $3.716                        14


 * Date subaccount began operations.


                                                                C-21

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 3/14/00* to 12/31/00                                         $2.000                    $2.026                        30
From 1/1/01 to 12/31/01                                           $2.026                    $1.679                       484
From 1/1/02 to 12/31/02                                           $1.679                    $1.349                       611
From 1/1/03 to 12/31/03                                           $1.349                    $1.759                       275
From 1/1/04 to 12/31/04                                           $1.759                    $2.057                       282
From 1/1/05 to 12/31/05                                           $2.057                    $2.235                       292
From 1/1/06 to 12/31/06                                           $2.235                    $2.678                       308


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 4/3/00* to 12/31/00                                          $2.000                    $1.943                        20
From 1/1/01 to 12/31/01                                           $1.943                    $1.726                        26
From 1/1/02 to 12/31/02                                           $1.726                    $1.628                        5
From 1/1/03 to 12/31/03                                           $1.628                    $2.119                        5
From 1/1/04 to 12/31/04                                           $2.119                    $2.419                        4
From 1/1/05 to 12/31/05                                           $2.419                    $2.471                        4
From 1/1/06 to 12/31/06                                           $2.471                    $2.953                        3


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
======================================================= =========================== ======================== =======================

From 1/25/00* to 12/31/00                                         $2.000                    $2.185                        21
From 1/1/01 to 12/31/01                                           $2.185                    $2.127                       218
From 1/1/02 to 12/31/02                                           $2.127                    $1.711                       228
From 1/1/03 to 12/31/03                                           $1.711                    $2.230                       501
From 1/1/04 to 12/31/04                                           $2.230                    $2.552                       243
From 1/1/05 to 12/31/05                                           $2.552                    $2.741                       235
From 1/1/06 to 12/31/06                                           $2.741                    $3.294                       239


WANGER INTERNATIONAL SELECT
======================================================= =========================== ======================== =======================

From 11/1/99* to 12/31/99                                         $2.000                    $2.996                        2
From 1/1/00 to 12/31/00                                           $2.996                    $2.910                        76
From 1/1/01 to 12/31/01                                           $2.910                    $2.106                       102
From 1/1/02 to 12/31/02                                           $2.106                    $1.760                        81
From 1/1/03 to 12/31/03                                           $1.760                    $2.452                        67
From 1/1/04 to 12/31/04                                           $2.452                    $3.008                        63
From 1/1/05 to 12/31/05                                           $3.008                    $3.455                        73
From 1/1/06 to 12/31/06                                           $3.455                    $4.636                        76


WANGER INTERNATIONAL SMALL CAP
======================================================= =========================== ======================== =======================

From 9/16/99* to 12/31/99                                         $2.000                    $3.089                        7
From 1/1/00 to 12/31/00                                           $3.089                    $2.196                       140
From 1/1/01 to 12/31/01                                           $2.196                    $1.708                       337
From 1/1/02 to 12/31/02                                           $1.708                    $1.452                       253
From 1/1/03 to 12/31/03                                           $1.452                    $2.132                       278
From 1/1/04 to 12/31/04                                           $2.132                    $2.740                       344
From 1/1/05 to 12/31/05                                           $2.740                    $3.285                       331
From 1/1/06 to 12/31/06                                           $3.285                    $4.445                       286


 * Date subaccount began operations.


                                                                C-22

                                                                SUBACCOUNT                SUBACCOUNT                    UNITS
                                                                UNIT VALUE                UNIT VALUE                OUTSTANDING AT
                                                                BEGINNING                    END                    END OF PERIOD
              SUBACCOUNT                                        OF PERIOD                 OF PERIOD                  (THOUSANDS)
------------------------------------------------------- --------------------------- ------------------------ -----------------------
WANGER SELECT
================================================================================== ======================== ========================
From 11/1/99* to 12/31/99                                        $2.000                    $2.205                        2
From 1/1/00 to 12/31/00                                          $2.205                    $2.382                        56
From 1/1/01 to 12/31/01                                          $2.382                    $2.564                        71
From 1/1/02 to 12/31/02                                          $2.564                    $2.336                        77
From 1/1/03 to 12/31/03                                          $2.336                    $3.013                        66
From 1/1/04 to 12/31/04                                          $3.013                    $3.546                        51
From 1/1/05 to 12/31/05                                          $3.546                    $3.866                        67

From 1/1/06 to 12/31/06                                          $3.866                    $4.565                       142


WANGER U.S. SMALLER COMPANIES
================================================================================== ======================== ========================
From 9/16/99* to 12/31/99                                        $2.000                    $2.307                        9
From 1/1/00 to 12/31/00                                          $2.307                    $2.091                       212
From 1/1/01 to 12/31/01                                          $2.091                    $2.298                       571
From 1/1/02 to 12/31/02                                          $2.298                    $1.885                       602
From 1/1/03 to 12/31/03                                          $1.885                    $2.664                       617
From 1/1/04 to 12/31/04                                          $2.664                    $3.110                       612
From 1/1/05 to 12/31/05                                          $3.110                    $3.413                       564

From 1/1/06 to 12/31/06                                          $3.413                    $3.633                       320


 * Date subaccount began operations.


                                                                C-22

                                                                     [VERSION C]

                            PHOENIX SPECTRUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                           MAY 1, 2007
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contact Value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


      The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


[envelope] PHL VARIABLE INSURANCE COMPANY         [telephone] TEL. 800/541-0171
           Annuity Operations Division
           PO Box 8027
           Boston, MA 02266-8027

                                TABLE OF CONTENTS
Heading                                                                     Page
--------------------------------------------------------------------------------

GLOSSARY OR SPECIAL TERMS..................................................    3
SUMMARY OF EXPENSES........................................................    4
   Expense Examples........................................................    6
   Annual Fund Expenses....................................................    7
CONTRACT SUMMARY...........................................................   10
FINANCIAL HIGHLIGHTS.......................................................   12
FINANCIAL STATEMENTS.......................................................   12
PERFORMANCE HISTORY........................................................   12
THE VARIABLE ACCUMULATION ANNUITY..........................................   12
PHL VARIABLE AND THE SEPARATE ACCOUNT .....................................   12
THE VARIABLE INVESTMENT OPTIONS............................................   12
   Administrative, Marketing and Support Service Fees .....................   13
GIA........................................................................   13
MVA  ......................................................................   14
DEDUCTIONS AND CHARGES.....................................................   14
   Annual Administrative Charge............................................   14
   Daily Administrative Fee................................................   15
   Guaranteed Minimum Accumulation Benefit Fee.............................   15
   Guaranteed Minimum Income Benefit Rider Fee.............................   15
   Market Value Adjustment.................................................   15
   Mortality and Expense Risk Fee..........................................   15
   Surrender Charges.......................................................   16
   Tax.....................................................................   16
   Transfer Charge.........................................................   16
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates........................................................   16
THE ACCUMULATION PERIOD....................................................   17
   Accumulation Units......................................................   17
   Accumulation Unit Values................................................   17
   Purchase of Contracts...................................................   17
   Additional Programs.....................................................   18
   Optional Benefits.......................................................   20
   Surrender of Contract and Withdrawals...................................   23
   Contract Termination....................................................   23
   Payment Upon Death Before Maturity Date ................................   23
INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE
   TRANSFERS...............................................................   25
MARKET TIMING AND OTHER DISRUPTIVE TRADING ................................   26
THE ANNUITY PERIOD.........................................................   27
   Annuity Payments........................................................   27
   Annuity Payment Options ................................................   27
   Payment Upon Death After Maturity.......................................   30
VARIABLE ACCOUNT VALUATION PROCEDURES......................................   30
   Valuation Date..........................................................   30
   Valuation Period........................................................   30
   Accumulation Unit Value.................................................   30
   Net Investment Factor...................................................   30
MISCELLANEOUS PROVISIONS...................................................   30
   Assignment..............................................................   30
   Payment Deferral........................................................   30
   Free Look Period........................................................   30
   Amendments to Contracts.................................................   31
   Substitution of Fund Shares.............................................   31
   Ownership of the Contract...............................................   31
FEDERAL INCOME TAXES.......................................................   31
   Introduction............................................................   31
   Income Tax Status.......................................................   31
   Taxation of Annuities in General--Nonqualified Plans....................   31
   Additional Considerations...............................................   32
   Owner Control...........................................................   33
   Diversification Standards ..............................................   34
   Taxation of Annuities in General--Qualified Plans.......................   34
SALES OF VARIABLE ACCUMULATION CONTRACTS...................................   37
SERVICING AGENT............................................................   38
STATE REGULATION...........................................................   38
REPORTS....................................................................   39
VOTING RIGHTS..............................................................   39
TEXAS OPTIONAL RETIREMENT PROGRAM..........................................   39
THE PHOENIX COMPANIES, INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES............................   39
SAI TABLE OF CONTENTS......................................................   40
APPENDIX A--INVESTMENT OPTIONS.............................................  A-1
APPENDIX B--DEDUCTIONS FOR TAXES...........................................  B-1
APPENDIX C--FINANCIAL HIGHLIGHTS ..........................................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.



ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.


FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000



NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.



VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%             This table describes the fees and expenses
       Age of Premium Payment in Complete Years 2.....     5%             that you will pay at the time that you surrender
       Age of Premium Payment in Complete Years 3.....     4%             the contract or transfer value between the
       Age of Premium Payment in Complete Years 4.....     3%             subaccounts. State premium taxes may also be
       Age of Premium Payment in Complete Years 5.....     2%             deducted.
       Age of Premium Payment in Complete Years 6.....     1%
       Age of Premium Payment thereafter..............    None
    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current(2)........................................    $35
    Maximum...........................................    $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   .975%            This table describes the fees and expenses
    Daily Administrative Fee..........................   .125%            that you will pay periodically during the time
                                                       -------            that you own the contract, not including annual
    Total Annual Separate Account Expenses............   1.100%           fund fees and expenses.

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (3)
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.275%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.400%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."


(3) This death benefit option is subject to state approval. See "Deductions and Charges." Additionally, this death benefit option will not be offered after May 1, 2007.

--------------------------------------------------------------------------------
                              OPTIONAL BENEFIT FEES
                              ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

---------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (1)(as a percentage of the greater of the
Guaranteed Amount and Contract Value)
    Current...........................................  .50%
    Maximum........................................... 1.00%
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE 2 (as a percentage of the Guaranteed
Annuitization Value)
    Current...........................................  .60%
    Maximum........................................... 1.00%

---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                       Minimum  Maximum          This table shows the minimum and maximum total operating
                                       -------  -------          expenses, as a percentage of daily net assets, for the
                                                                 year ended 12/31/06 charged by the fund companies that
    Total Annual Fund Operating                                  you may pay periodically during the time that you own
    Expenses (expenses that are                                  the contract. More detail concerning the funds' fees and
    deducted from the fund assets                                total and net fund operating expenses can be found
    include management fees,                                     after the Expense Examples and are contained in
    12b-1 fees and other expenses)..    0.28%   5.12%            the fund prospectuses.
---------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."


--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------
         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
         $1,346       $2,549       $3,692         $6,477

    DEATH BENEFIT OPTION 2
    ----------------------
         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------                 These examples are intended to help you compare the cost
         $1,360       $2,588       $3,749         $6,563                  of investing in the contract with the cost of investing
                                                                          in other variable annuity contracts. These costs include
    DEATH BENEFIT OPTION 3(1)                                             Contract Owner transaction expenses, maximum annual
    ------------------------                                              administrative charges, maximum transfer charges, maximum
         1 Year       3 Years      5 Years       10 Years                 contract fees, maximum of all applicable riders and
---------------------------------------------------------                 benefit fees, separate account annual  expenses and the
         $1,374       $2,626       $3,807         $6,647                  maximum annual fund operating expenses that were charged
                                                                          for the year ended 12/31/06.
If you do not surrender or do not annuitize your contract
at the end of the applicable time period, your maximum costs              The examples assume that you invest $10,000 in the
would be:                                                                 contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and
                                                                          assumes the maximum fees and expenses of any of the funds
    DEATH BENEFIT OPTION 1                                                and that you have allocated all of your contract value to
    ----------------------                                                the fund with the maximum fees and expenses. Although
         1 Year       3 Years      5 Years       10 Years                 your actual costs may be higher or lower based on these
---------------------------------------------------------                 assumptions, your costs are shown in the table to
          $716        $2,099       $3,422         $6,477                  the left.

    DEATH BENEFIT OPTION 2
    ----------------------
         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $730        $2,138       $3,479         $6,563

    DEATH BENEFIT OPTION 3(1)
    -------------------------
         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $744        $2,176       $3,537         $6,647

------------------------------------------------------------------------------------------------------------------------------------

(1) This death benefit option will not be offered after May 1, 2007.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)
This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Rule                Acquired   Total                    Total Net
                                                  Investment  12b-1 or    Other       Fund     Annual    Contractual     Annual
                                                  Management   Service  Operating   Fees and    Fund    Reimbursements    Fund
             Series                                  Fee        Fees     Expenses   Expenses  Expenses   & Waivers      Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61      0.00        0.30       0.00       0.91         0.00      0.91(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                            0.61      0.00        0.28       0.02(2)    0.91         0.00      0.91(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                    0.72      0.00        0.32       0.02(2)    1.06         0.00      1.06(1)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.81      0.00        0.17       0.00       0.98         0.35      0.945(3)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             0.29      0.00        0.00       0.00       0.29        (0.01)     0.28(4)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60      0.00        0.39       0.00       0.99         0.00      0.99(18)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   0.60      0.00        0.42       0.00       1.02         0.00      1.02(18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 0.57      0.10        0.09       0.00       0.76         0.00      0.76(5,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio          0.57      0.10        0.15       0.00       0.82         0.00      0.82(6,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        0.57      0.10        0.11       0.00       0.78         0.00      0.78(5,7,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio         0.32      0.10        0.12       0.00       0.54         0.00      0.54
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                      0.46      0.25        0.01       0.00       0.72         0.00      0.72(8)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                0.75      0.25        0.18       0.00       1.18         0.00      1.18
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                 0.50      0.00        0.46       0.00       0.96        (0.06)     0.90(9)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              0.48      0.00        0.39       0.00       0.87         0.00      0.87
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                  0.74      0.00        0.38       0.00       1.12         0.00      1.12
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60      0.25        0.21       0.00       1.06         0.00      1.06
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio              1.15      0.25        0.60       0.00       2.00        (0.60)     1.40(10)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio              0.85      0.25        0.15       0.00       1.25         0.00      1.25
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA             0.64      0.25        0.03       0.00       0.92         0.00      0.92
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                0.63      0.25        0.03       0.00       0.91         0.00      0.91
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA            0.74      0.25        0.01       0.00       1.00         0.00      1.00
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        0.68      0.00        0.24       0.00       0.92         0.00      0.92(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                     0.70      0.00        0.27       0.00       0.97        (0.06)     0.91(11a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                        0.80      0.00        0.35       0.00       1.15        (0.01)     1.14(11d)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                          0.40      0.00        0.26       0.00       0.66        (0.01)     0.65(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series             0.50      0.00        0.24       0.00       0.74         0.00      0.74(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series          0.50      0.00        0.38       0.00       0.88        (0.18)     0.70(11b)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                  0.59      0.00        0.25       0.00       0.84        (0.01)     0.83(11c)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                Rule                Acquired   Total                    Total Net
                                                  Investment  12b-1 or    Other       Fund     Annual    Contractual     Annual
                                                  Management   Service  Operating   Fees and    Fund    Reimbursements    Fund
             Series                                  Fee        Fees     Expenses   Expenses  Expenses   & Waivers      Expenses
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                0.75      0.00        0.26       0.00       1.01         0.00      1.011
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                0.85      0.00        0.42       0.00       1.27        (0.27)     1.00(11a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                                  0.75      0.00        0.27       0.00       1.02         0.00      1.02(11e)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Aggressive Growth                                  0.40      0.25        1.02       0.3112b    1.98        (0.97)     1.01(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth                                     0.40      0.25        0.93       0.1412b    1.72        (0.88)     0.84(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate                                   0.40      0.25        2.45       0.1912b    3.29        (2.40)     0.89(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate Growth                                    0.40      0.25        1.34       0.1512b    2.14        (1.29)     0.85(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series       1.05      0.00        0.28       0.00       1.33        (0.02)     1.31(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     1.05      0.00        0.31       0.00       1.36        (0.05)     1.31(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                   0.70      0.00        0.30       0.00       1.00        (0.05)     0.95(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           0.45      0.00        0.32       0.00       0.77        (0.14)     0.63(11a)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
  Portfolio                                          0.49      0.25        0.25       0.03(2)    1.02        (0.03)     0.99(13,14)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                      0.25      0.25        0.25       0.00       0.75         0.00      0.75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                     0.25      0.25        0.25       0.00       0.75         0.00      0.75(15)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
  Long Bond Fund                                     0.90      0.00        4.22       0.00       5.12         0.00      5.12
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75      0.00        0.73       0.00       1.48         0.00      1.48
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90      0.00        0.74       0.00       1.64         0.00      1.64
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.23      0.25        0.24       0.00       1.72         0.00      1.72
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.63      0.25        0.15       0.03(2)    1.06        (0.03)     1.03(16)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62      0.25        0.23       0.01(2)    1.11        (0.01)     1.10(16)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     0.74      0.25        0.04       0.00       1.03         0.00      1.03(8)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio           0.43      0.35        0.30       0.00       1.08         0.00      1.08(18)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          0.99      0.00        0.20       0.00       1.19         0.00      1.19
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       0.91      0.00        0.10       0.00       1.01         0.00      1.01
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.85      0.00        0.09       0.00       0.94         0.00      0.94
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.90      0.00        0.05       0.00       0.95         0.00      0.95
------------------------------------------------------------------------------------------------------------------------------------


                                       8

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8) The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

         Expense Cap %          Expense Cap %             Expense Cap %
a            0.15        c           0.25         e           0.35
b            0.20        d           0.30

(12a) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12b As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)   Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

                                                                                 Net Annual Fund
                         Fund                              Reimbursements           Expenses
Federated Fund for U.S. Government Securities II               (0.27)                 0.72
Federated High Income Bond Fund II                             (0.25)                 0.77
Fidelity VIP Contrafund(R) Portfolio                           (0.01)                 0.75
Fidelity VIP Growth Opportunities Portfolio                    (0.04)                 0.78
Fidelity VIP Growth Portfolio                                  (0.01)                 0.77
Van Kampen UIF Equity and Income Portfolio                     (0.30)                 0.78


CONTRACT SUMMARY

--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW
    The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund GIA is not available in Massachusetts. The MVA is not available for investment after the maturity date.

[diamond] Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

[diamond] Transfers between the subaccounts and from the subaccounts into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Market Timing and Other Disruptive Trading" Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.


[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

CONTRACT VALUE

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond] If you purchase a contract with the Guaranteed Minimum Accumulation
          Benefit ("GMAB"), you must also elect an asset allocation or strategic program through which to allocate your premiums and Contract Value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

-------------------------------------------------------------------------------
Percent                     7%    6%     5%    4%     3%    2%     1%     0%
-------------------------------------------------------------------------------
Complete Premium Payment    0      1     2      3     4      5     6      7+
Years
-------------------------------------------------------------------------------

    For more information, see "Deductions and Charges."

[diamond] Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS

    The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.


    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899.

    PHL Variable is wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."


THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.

     For additional information concerning the available investment options, please see Appendix A.



GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contract us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contact value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contact Value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contact Value of each subaccount, GIA and MVA. We will waive the rider fee if the Contact Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:


--------------------------------------------------------------------------------
       DEATH BENEFIT              DEATH BENEFIT             DEATH BENEFIT
     OPTION 1 - RETURN           OPTION 2 - ANNUAL        OPTION 3 - RELIEF
        OF PREMIUM                   STEP-UP                  AMOUNT(1)
--------------------------------------------------------------------------------
           .975%                     1.125%                    1.275%
--------------------------------------------------------------------------------
    (1) This death benefit option will not be offered after May 1, 2007.

    Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES
    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contact value. In the first contract year, you may withdraw up to 10% of the contact value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contact value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contact Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

-------------------------------------------------------------------------------
Percent                     7%    6%     5%    4%     3%    2%     1%     0%
-------------------------------------------------------------------------------
Complete Premium Payment    0      1     2      3     4      5     6      7+
Years
-------------------------------------------------------------------------------

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    An accumulation unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000

    The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.

    The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB
    If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
    Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

    o   Franklin Income Securities Fund - 34%
    o   Mutual Shares Securities Fund - 33%
    o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

    o   Conservative Portfolio
    o   Moderately Conservative Portfolio
    o   Moderate Portfolio
    o   Moderately Aggressive Portfolio
    o   Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."


    The benefit is available if each owner and annuitant is less than 81 years old on the date that this rider is added to the contract (the "rider date").

    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.


GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A = the contact value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contact Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

[diamond] the contact value is less than the guaranteed amount base; we will add an additional amount to the contact value equal to the difference between the contact value and the guaranteed amount.

[diamond] the contact value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contact value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond] the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contact value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contact value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contact value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:


[diamond] the date that any portion of the contact value is not invested according to an asset allocation model established and maintained by us for the benefit;


[diamond] the date that a full surrender is made;

[diamond] the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

[diamond] the contract annuitizes; or

[diamond] the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contact value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D =  any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D =  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contact Value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contact Value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contact Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contact Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older annuitant's 90th birthday;
2. the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contact value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


SURRENDER OF CONTRACT AND WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contact value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contact value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contact values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

    PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contact Value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
          The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b)   the Contact Value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

             a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
             b) the Contact Value on the claim date; or c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

             a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
             b)   the Contact Value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contact Value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contact Value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT

          The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.


          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
             b) the Contact Value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
             b) the Contact Value on the claim date plus 25% of the relief amount (as defined below).

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

          ACCUMULATION ENHANCEMENT
          Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

              o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.

          The enhancement provides:

              o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

              o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the Contact Value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

              o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the Contact Value for 50 months;

              o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

              o this benefit is separate from the relief amount that is calculated at death.

          The monthly benefit payments will be added to the Contact Value according to the current allocation schedule on file. The owner can remove the payments from the Contact Value via partial withdrawals and surrender charges will be waived.

          Relief Amount: the relief amount is equal to the Contact Value less modified premium payments not to exceed the following maximum amount:

              o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

                 1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

                 2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

                 3) the sum of monthly benefits (as defined below) credited to the Contact Value.

              o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

                 1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

                 2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

                 3) the sum of monthly benefits (as defined below) credited to the Contact Value.

          Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the Contact Value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

          Monthly Benefit: is the monthly amount credited to the Contact Value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the Contact Value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contact Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contact Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contact Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contact Values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contact Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contact Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contact Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

   The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).



VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the Contact Value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the Contact Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contact Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix Money Market Subaccount. When your Free Look Period expires we allocate the Contact Value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners can not make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


     Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section

72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

     PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

     PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
     Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of average Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.

   Additionally, broker-dealer firms may receive ongoing annual compensation of up to 0.15% of all, or a portion of the average Contract Values of Contracts sold by their firm. Also, we have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

     This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

     PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, and CUSO Financial Services. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


--------------------------------------------------------------------------------
         YEAR ENDED DECEMBER 31,                       FEE PAID
--------------------------------------------------------------------------------
                  2004                               $2.2 Million
--------------------------------------------------------------------------------
                  2005                               $1.9 Million
--------------------------------------------------------------------------------
                  2006                               $1.5 Million
--------------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------


    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the Contract Value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. - LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------


    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
               FUND NAME                             INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          Growth of capital                             AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund(1,3)              Growth of capital                             AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund(1,3)      Long-term growth of capital                   AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap             Long-term capital appreciation                Fred Alger Management, Inc.
Portfolio(1,3)
------------------------------------------------------------------------------------------------------------------------------------
                                            Match the performance of the Standard
DWS Equity 500 Index VIP                    & Poor's 500 Composite Stock Price Index      Deutsche Asset Management, Inc.
                                            which emphasizes stocks of large U.S.
                                            companies
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government          Current income by investing primarily         Federated Investment Management Company
Securities II                               in a diversified portfolio or U.S.
                                            government securities
------------------------------------------------------------------------------------------------------------------------------------
                                            High current income by investing primarily
Federated High Income Bond Fund II          in a professionally managed, diversified      Federated Investment Management Company
                                            portfolio of fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio        Long-term capital appreciation                Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities           Capital growth                                Fidelity Management and Research Company
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio               Capital appreciation                          Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond          As high a level of current income as          Fidelity Management and Research Company
Portfolio                                   is consistent with the preservation             Subadvisor: Fidelity Investments
                                            of capital                                      Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund             Maximize income while maintaining             Franklin Advisers, Inc.
                                            prospects for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap                 Long-term capital appreciation                Lazard Asset Management LLC
Portfolio(1,3)
------------------------------------------------------------------------------------------------------------------------------------
                                            High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio        for capital appreciation to produce a         Lord, Abbett & Co. LLC
                                            high total return
------------------------------------------------------------------------------------------------------------------------------------
                                            Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio     without excessive fluctuations in market      Lord, Abbett & Co. LLC
                                            value
------------------------------------------------------------------------------------------------------------------------------------
                                            Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio         primarily in equity securities which are      Lord, Abbett & Co. LLC
                                            believed to be undervalued in the
                                            marketplace
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               Capital appreciation with income as a         Franklin Mutual Advisers, LLC
                                            secondary goal
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio     Long term capital growth                      Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio     Long term growth of capital; current          Neuberger Berman Management Inc.
                                            income is a secondary goal                      Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                            Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA    securities of well-known, established         OppenheimerFunds, Inc.
                                            companies
------------------------------------------------------------------------------------------------------------------------------------
                                            Long-term capital appreciation by investing
Oppenheimer Global Securities Fund/VA       in securities of foreign insurers, "growth-   OppenheimerFunds, Inc.
                                            type" companies, cyclical industries and
                                            special situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA   Capital appreciation                          OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                            Intermediate and long-term growth of          Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series               capital appreciation with income as a           Subadvisor: Harris Investment Management
                                            secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series            Dividend growth, current income and           Phoenix Investment Counsel, Inc.
                                            capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series               Capital appreciation                            Subadvisor: Bennett Lawrence
                                                                                              Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                            As high a level of current income as
Phoenix Money Market Series                 is consistent with the preservation of        Phoenix Investment Counsel, Inc.
                                            capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series    Long-term total return                        Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                            High current income while attempting
Phoenix Multi-Sector Short Term             to limit changes in the series' net asset     Phoenix Investment Counsel, Inc.
Bond Series                                 value per share caused by interest rate
                                            changes
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         High total return consistent with             Phoenix Investment Counsel, Inc.
                                            prudent investment risk
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
               FUND NAME                             INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
                                            High total return consistent with             Phoenix Investment Counsel, Inc.
Phoenix-Aberdeen International Series       reasonable risk                                 Subadvisor: Aberdeen Asset
                                                                                            Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series       Long-term capital growth                      Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate           Capital appreciation and income with
Securities Series                           approximately equal emphasis                  Duff & Phelps Investment Management Co.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation        Long-term capital growth                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                   Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation        Long-term capital growth with current           Subadvisor: Standard & Poor's
Series: Growth                              income as a secondary consideration             Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation        Current income with capital growth as           Subadvisor: Standard & Poor's
Series: Moderate                            a secondary consideration                       Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation        Long-term capital growth and current          Phoenix Variable Advisors, Inc.
Series: Moderate Growth                     income with a greater emphasis on               Subadvisor: Standard & Poor's
                                            capital growth                                  Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap           Long-term capital appreciation with           Phoenix Variable Advisors, Inc.
Value Series                                current income as a secondary investment        Subadvisor: AllianceBernstein L.P.
                                            objective
------------------------------------------------------------------------------------------------------------------------------------
                                            Long-term capital appreciation by
Phoenix-Sanford Bernstein Small-Cap         investing primarily in small-                 Phoenix Variable Advisors, Inc.
Value Series                                capitalization stocks that appear to be         Subadvisor: AllianceBernstein L.P.
                                            undervalued with current income as a
                                            secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series          Long-term capital appreciation with            Phoenix Variable Advisors, Inc.
                                            current income as a secondary                    Subadvisor: Morgan Stanley Investment
                                            consideration                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500               High total return                             Phoenix Variable Advisors, Inc.
Index Series                                                                                Subadvisor: Morgan Stanley
                                                                                            Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)           Maximum real return consistent with           Pacific Investment Management Company LLC
Strategy Portfolio                          prudent investment management
------------------------------------------------------------------------------------------------------------------------------------
                                            Maximum real return, consistent
PIMCO VIT Real Return Portfolio             preservation of real capital and prudent      Pacific Investment Management Company LLC
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
                                            Maximum total return, consistent with
PIMCO VIT Total Return Portfolio            preservation of capital and prudent           Pacific Investment Management Company LLC
                                            investment management
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government     Investment results that either match or
Long Bond Fund(1,3)                         correlate to the performance of a             Rydex Global Advisors
                                            specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
                                            Investment results that either match or
Rydex Variable Trust Nova Fund(1,3)         correlate to the performance of a             Rydex Global Advisors
                                            specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation        Long-term capital appreciation                Rydex Global Advisors
Fund(1,3)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets                Long-term capital appreciation                Templeton Asset Management Ltd.
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           Long-term capital growth                      Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation           High total return                             Templeton Investment Counsel, LLC
Fund(2,3)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            Long-term capital growth                      Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income            Capital appreciation and current income       Morgan Stanley Investment Management Inc.
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                 Long-term growth of capital                   Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              Long-term growth of capital                   Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                               Long-term growth of capital                   Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               Long-term growth of capital                   Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)           3.00

NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



---------------


(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

  DEATH BENEFIT OPTION 1 CONTRACTS

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.537                   98
From 1/1/03 to 12/31/03                                        $1.537                  $1.969                  1,290
From 1/1/04 to 12/31/04                                        $1.969                  $2.077                  2,394
From 1/1/05 to 12/31/05                                        $2.077                  $2.235                  3,914

From 1/1/06 to 12/31/06                                        $2.235                  $2.350                  5,437


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $1.017                  1,293
From 1/1/05 to 12/31/05                                        $1.017                  $1.082                  1,430

From 1/1/06 to 12/31/06                                        $1.082                  $1.190                  1,318

AIM V.I. CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 4/21/06* to 12/31/06                                      $1.000                  $1.088                  2,592


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
==========================================================================================================================
From 7/9/02* to 12/31/02                                       $2.000                  $1.341                   143
From 1/1/03 to 12/31/03                                        $1.341                  $1.787                   522
From 1/1/04 to 12/31/04                                        $1.787                  $1.912                   700
From 1/1/05 to 12/31/05                                        $1.912                  $2.165                   610

From 1/1/06 to 12/31/06                                        $2.165                  $2.553                   621


DWS EQUITY 500 INDEX FUND VIP - CLASS A
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.561                   208
From 1/1/03 to 12/31/03                                        $1.561                  $1.978                  1,228
From 1/1/04 to 12/31/04                                        $1.978                  $2.164                  2,303
From 1/1/05 to 12/31/05                                        $2.164                  $2.241                  3,578

From 1/1/06 to 12/31/06                                        $2.241                  $2.560                  6,086


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $2.138                   545
From 1/1/03 to 12/31/03                                        $2.138                  $2.165                  4,743
From 1/1/04 to 12/31/04                                        $2.165                  $2.218                  8,588
From 1/1/05 to 12/31/05                                        $2.218                  $2.238                 13,728

From 1/1/06 to 12/31/06                                        $2.238                  $2.306                 18,148


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.996                   184
From 1/1/03 to 12/31/03                                        $1.996                  $2.413                   738
From 1/1/04 to 12/31/04                                        $2.413                  $2.636                  1,263
From 1/1/05 to 12/31/05                                        $2.636                  $2.676                  1,226

From 1/1/06 to 12/31/06                                        $2.676                  $2.933                  1,124


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.839                   115
From 1/1/03 to 12/31/03                                        $1.839                  $2.334                   797
From 1/1/04 to 12/31/04                                        $2.334                  $2.662                  1,591
From 1/1/05 to 12/31/05                                        $2.662                  $3.077                  2,180

From 1/1/06 to 12/31/06                                        $3.077                  $3.396                  2,755


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
  - SERVICE CLASS
==========================================================================================================================
From 7/15/02* to 12/31/02                                      $2.000                  $1.570                   35
From 1/1/03 to 12/31/03                                        $1.570                  $2.014                   162
From 1/1/04 to 12/31/04                                        $2.014                  $2.132                   297
From 1/1/05 to 12/31/05                                        $2.132                  $2.295                  1,439

From 1/1/06 to 12/31/06                                        $2.295                  $2.391                  3,945


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.398                   238
From 1/1/03 to 12/31/03                                        $1.398                  $1.836                  1,851
From 1/1/04 to 12/31/04                                        $1.836                  $1.875                  3,247
From 1/1/05 to 12/31/05                                        $1.875                  $1.960                  3,677

From 1/1/06 to 12/31/06                                        $1.960                  $2.069                  3,331

FRANKLIN INCOME SECURITIES FUND - CLASS 2
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.112                   267


LAZARD RETIREMENT SMALL CAP PORTFOLIO
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.979                  $1.094                   667

From 1/1/06 to 12/31/06                                        $1.094                  $1.256                   769


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.978                  $1.023                  1,413

From 1/1/06 to 12/31/06                                        $1.023                  $1.106                  1,384


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/26/05* to 12/31/05                                      $0.976                  $1.050                 16,566

From 1/1/06 to 12/31/06                                        $1.050                  $1.218                 20,504


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.957                  $1.083                  2,218

From 1/1/06 to 12/31/06                                        $1.083                  $1.203                  2,082


*Date subaccount began operations.

                                                             SUBACCOUNT             SUBACCOUNT               UNITS
                                                             UNIT VALUE             UNIT VALUE           OUTSTANDING AT
                                                             BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                           OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.797                   127
From 1/1/03 to 12/31/03                                        $1.797                  $2.224                   421
From 1/1/04 to 12/31/04                                        $2.224                  $2.477                   711
From 1/1/05 to 12/31/05                                        $2.477                  $2.709                  1,030

From 1/1/06 to 12/31/06                                        $2.709                  $3.171                  1,336

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.057                   23

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
  SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.017                   94

OPPENHEIMER GLOBAL SECURITIES FUND/VA
  - SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.065                   148

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
  - SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $0.999                   20


PHOENIX CAPITAL GROWTH SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.502                   75
From 1/1/03 to 12/31/03                                        $1.502                  $1.879                   664
From 1/1/04 to 12/31/04                                        $1.879                  $1.950                  1,055
From 1/1/05 to 12/31/05                                        $1.950                  $2.001                  1,070

From 1/1/06 to 12/31/06                                        $2.001                  $2.042                  2,708


PHOENIX GROWTH AND INCOME SERIES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.559                   159
From 1/1/03 to 12/31/03                                        $1.559                  $1.965                  1,718
From 1/1/04 to 12/31/04                                        $1.965                  $2.147                  3,883
From 1/1/05 to 12/31/05                                        $2.147                  $2.226                  5,273

From 1/1/06 to 12/31/06                                        $2.226                  $2.580                  6,491


PHOENIX MID-CAP GROWTH SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.365                   203
From 1/1/03 to 12/31/03                                        $1.365                  $1.739                   537
From 1/1/04 to 12/31/04                                        $1.739                  $1.835                   715
From 1/1/05 to 12/31/05                                        $1.835                  $1.891                   674

From 1/1/06 to 12/31/06                                        $1.891                  $1.947                   717


PHOENIX MONEY MARKET SERIES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $2.007                   245
From 1/1/03 to 12/31/03                                        $2.007                  $1.999                  1,481
From 1/1/04 to 12/31/04                                        $1.999                  $1.992                  1,837
From 1/1/05 to 12/31/05                                        $1.992                  $2.021                  3,237

From 1/1/06 to 12/31/06                                        $2.021                  $2.087                  3,841


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES

==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $2.171                   86
From 1/1/03 to 12/31/03                                        $2.171                  $2.460                  1,009
From 1/1/04 to 12/31/04                                        $2.640                  $2.600                  3,001
From 1/1/05 to 12/31/05                                        $2.600                  $2.617                  3,652

From 1/1/06 to 12/31/06                                        $2.617                  $2.765                  4,335


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
==========================================================================================================================
From 6/18/03* to 12/31/03                                      $2.000                  $1.023                   882
From 1/1/04 to 12/31/04                                        $1.023                  $1.066                  2,679
From 1/1/05 to 12/31/05                                        $1.066                  $1.068                  2,825

From 1/1/06 to 12/31/06                                        $1.068                  $1.117                  2,772


PHOENIX STRATEGIC ALLOCATION SERIES
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.771                   99
From 1/1/03 to 12/31/03                                        $1.771                  $2.100                   866
From 1/1/04 to 12/31/04                                        $2.100                  $2.231                   989
From 1/1/05 to 12/31/05                                        $2.231                  $2.246                  1,006

From 1/1/06 to 12/31/06                                        $2.246                  $2.504                   869


PHOENIX-ABERDEEN INTERNATIONAL SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.725                   156
From 1/1/03 to 12/31/03                                        $1.725                  $2.250                   435
From 1/1/04 to 12/31/04                                        $2.250                  $2.687                   773
From 1/1/05 to 12/31/05                                        $2.687                  $3.152                  1,182

From 1/1/06 to 12/31/06                                        $3.152                  $3.970                 11,072


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==========================================================================================================================
From 9/3/02* to 12/31/02                                       $2.000                  $1.398                   16
From 1/1/03 to 12/31/03                                        $1.398                  $3.047                   319
From 1/1/04 to 12/31/04                                        $3.047                  $3.077                   706
From 1/1/05 to 12/31/05                                        $3.077                  $3.519                   861

From 1/1/06 to 12/31/06                                        $3.519                  $4.158                  1,276


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $2.267                   163
From 1/1/03 to 12/31/03                                        $2.267                  $3.100                   674
From 1/1/04 to 12/31/04                                        $3.100                  $4.130                  1,261
From 1/1/05 to 12/31/05                                        $4.130                  $4.701                  1,669

From 1/1/06 to 12/31/06                                        $4.701                  $6.373                  2,165

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
   AGGRESSIVE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.115                  1,238

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.089                   567

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.046                   271

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
   MODERATE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.077                   399



*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.925                   229
From 1/1/03 to 12/31/03                                        $1.925                  $2.684                   555
From 1/1/04 to 12/31/04                                        $2.684                  $3.196                   830
From 1/1/05 to 12/31/05                                        $3.196                  $3.406                  1,238

From 1/1/06 to 12/31/06                                        $3.406                  $3.870                  2,025


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.927                   193
From 1/1/03 to 12/31/03                                        $1.927                  $2.741                   451
From 1/1/04 to 12/31/04                                        $2.741                  $3.326                   724
From 1/1/05 to 12/31/05                                        $3.326                  $3.535                  1,001

From 1/1/06 to 12/31/06                                        $3.535                  $4.082                  1,583


PHOENIX-VAN KAMPEN COMSTOCK SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.592                   221
From 1/1/03 to 12/31/03                                        $1.592                  $1.950                   808
From 1/1/04 to 12/31/04                                        $1.950                  $2.178                  2,366
From 1/1/05 to 12/31/05                                        $2.178                  $2.271                  2,074

From 1/1/06 to 12/31/06                                        $2.271                  $2.715                  1,751


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.534                   38
From 1/1/03 to 12/31/03                                        $1.534                  $1.914                   214
From 1/1/04 to 12/31/04                                        $1.914                  $2.080                   284
From 1/1/05 to 12/31/05                                        $2.080                  $2.133                   252

From 1/1/06 to 12/31/06                                        $2.133                  $2.409                  1,040

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO
    - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $0.953                   26

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.016                   135

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.034                   259


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
==========================================================================================================================
From 7/1/03* to 12/31/03                                       $2.000                  $1.053                   497
From 1/1/04 to 12/31/04                                        $1.053                  $0.930                   929
From 1/1/05 to 12/31/05                                        $0.930                  $0.872                   771

From 1/1/06 to 12/31/06                                        $0.872                  $0.932                   534


RYDEX VARIABLE TRUST NOVA FUND
==========================================================================================================================
From 7/7/03* to 12/31/03                                       $2.000                  $1.216                   99
From 1/1/04 to 12/31/04                                        $1.216                  $1.379                   281
From 1/1/05 to 12/31/05                                        $1.379                  $1.418                   300

From 1/1/06 to 12/31/06                                        $1.418                  $1.673                   289


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==========================================================================================================================
From 7/7/03* to 12/31/03                                       $2.000                  $1.154                   27
From 1/1/04 to 12/31/04                                        $1.154                  $1.263                   133
From 1/1/05 to 12/31/05                                        $1.263                  $1.421                   242

From 1/1/06 to 12/31/06                                        $1.421                  $1.565                   377


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.643                   194
From 1/1/03 to 12/31/03                                        $1.643                  $2.148                   655
From 1/1/04 to 12/31/04                                        $2.148                  $2.519                  1,246
From 1/1/05 to 12/31/05                                        $2.519                  $2.744                  1,599

From 1/1/06 to 12/31/06                                        $2.744                  $3.296                  1,452


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.642                   105
From 1/1/03 to 12/31/03                                        $1.642                  $2.146                   584
From 1/1/04 to 12/31/04                                        $2.146                  $2.463                   947
From 1/1/05 to 12/31/05                                        $2.463                  $2.652                   983

From 1/1/06 to 12/31/06                                        $2.652                  $3.194                   988

VAN KAMPEN UIF EQUITY AND INCOME PORTFOLIO - CLASS II
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.074                   32


WANGER INTERNATIONAL SELECT
==========================================================================================================================
From 8/2/02* to 12/31/02                                       $2.000                  $1.736                   53
From 1/1/03 to 12/31/03                                        $1.736                  $2.424                   120
From 1/1/04 to 12/31/04                                        $2.424                  $2.981                   228
From 1/1/05 to 12/31/05                                        $2.981                  $3.432                   377

From 1/1/06 to 12/31/06                                        $3.432                  $4.617                   499


WANGER INTERNATIONAL SMALL CAP
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.736                   147
From 1/1/03 to 12/31/03                                        $1.736                  $2.555                   945
From 1/1/04 to 12/31/04                                        $2.555                  $3.292                  1,594
From 1/1/05 to 12/31/05                                        $3.292                  $3.957                  2,052

From 1/1/06 to 12/31/06                                        $3.957                  $5.368                  2,396


WANGER SELECT
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.923                   27
From 1/1/03 to 12/31/03                                        $1.923                  $2.487                   262
From 1/1/04 to 12/31/04                                        $2.487                  $2.934                   507
From 1/1/05 to 12/31/05                                        $2.934                  $3.207                   618

From 1/1/06 to 12/31/06                                        $3.207                  $3.796                   749


WANGER U.S. SMALLER COMPANIES
==========================================================================================================================
From 6/4/02* to 12/31/02                                       $2.000                  $1.751                   304
From 1/1/03 to 12/31/03                                        $1.751                  $2.480                  1,096
From 1/1/04 to 12/31/04                                        $2.480                  $2.903                  1,604
From 1/1/05 to 12/31/05                                        $2.903                  $3.194                  1,623

From 1/1/06 to 12/31/06                                        $3.194                  $3.408                  1,631


*Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==========================================================================================================================
From 7/15/02* to 12/31/02                                      $2.000                  $1.535                   95
From 1/1/03 to 12/31/03                                        $1.535                  $1.963                  2,410
From 1/1/04 to 12/31/04                                        $1.963                  $2.067                  5,219
From 1/1/05 to 12/31/05                                        $2.067                  $2.221                  8,311

From 1/1/06 to 12/31/06                                        $2.221                  $2.332                 12,579

AIM V.I. CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 4/21/06* to 12/31/06                                      $1.000                  $1.402                  6,049


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $1.016                  1,278
From 1/1/05 to 12/31/05                                        $1.016                  $1.080                  1,138

From 1/1/06 to 12/31/06                                        $1.080                  $1.187                  1,015


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.339                   97
From 1/1/03 to 12/31/03                                        $1.339                  $1.782                   464
From 1/1/04 to 12/31/04                                        $1.782                  $1.904                   678
From 1/1/05 to 12/31/05                                        $1.904                  $2.151                   530

From 1/1/06 to 12/31/06                                        $2.151                  $2.534                   576


DWS EQUITY 500 INDEX FUND VIP - CLASS A
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.559                   239
From 1/1/03 to 12/31/03                                        $1.559                  $1.972                  2,261
From 1/1/04 to 12/31/04                                        $1.972                  $2.154                  3,172
From 1/1/05 to 12/31/05                                        $2.154                  $2.227                  6,049

From 1/1/06 to 12/31/06                                        $2.227                  $2.540                 12,236


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $2.135                   942
From 1/1/03 to 12/31/03                                        $2.135                  $2.158                  9,479
From 1/1/04 to 12/31/04                                        $2.158                  $2.208                 18,507
From 1/1/05 to 12/31/05                                        $2.208                  $2.225                 28,379

From 1/1/06 to 12/31/06                                        $2.225                  $2.288                 39,897


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $1.993                   58
From 1/1/03 to 12/31/03                                        $1.993                  $2.405                   775
From 1/1/04 to 12/31/04                                        $2.405                  $2.623                  1,026
From 1/1/05 to 12/31/05                                        $2.623                  $2.660                   910

From 1/1/06 to 12/31/06                                        $2.660                  $2.910                   980


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.836                   336
From 1/1/03 to 12/31/03                                        $1.836                  $2.327                  2,198
From 1/1/04 to 12/31/04                                        $2.237                  $2.650                  2,997
From 1/1/05 to 12/31/05                                        $2.650                  $3.058                  4,141

From 1/1/06 to 12/31/06                                        $3.058                  $3.370                  4,876


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
==========================================================================================================================
From 8/27/02* to 12/31/02                                      $2.000                  $1.568                   35
From 1/1/03 to 12/31/03                                        $1.568                  $2.007                   171
From 1/1/04 to 12/31/04                                        $2.007                  $2.122                   357
From 1/1/05 to 12/31/05                                        $2.122                  $2.281                  2,718

From 1/1/06 to 12/31/06                                        $2.281                  $2.372                  8,853


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 6/21/02* to 12/31/02                                      $2.000                  $1.396                   135
From 1/1/03 to 12/31/03                                        $1.396                  $1.830                  2,254
From 1/1/04 to 12/31/04                                        $1.830                  $1.867                  5,500
From 1/1/05 to 12/31/05                                        $1.867                  $1.948                  6,732

From 1/1/06 to 12/31/06                                        $1.948                  $2.053                  6,223

FRANKLIN INCOME SECURITIES FUND - CLASS 2
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.111                   558


LAZARD RETIREMENT SMALL CAP PORTFOLIO
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.979                  $1.093                   672

From 1/1/06 to 12/31/06                                        $1.093                  $1.253                   581


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.978                  $1.022                  2,830

From 1/1/06 to 12/31/06                                        $1.022                  $1.103                  2,659


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/21/05* to 12/31/05                                      $0.984                  $1.049                 36,684

From 1/1/06 to 12/31/06                                        $1.049                  $1.215                 47,408


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/15/05* to 12/31/05                                      $0.953                  $1.082                  3,214

From 1/1/06 to 12/31/06                                        $1.082                  $1.199                  2,736


MUTUAL SHARES SECURITIES FUND - CLASS 2
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $1.794                   79
From 1/1/03 to 12/31/03                                        $1.794                  $2.217                   477
From 1/1/04 to 12/31/04                                        $2.217                  $2.466                   716
From 1/1/05 to 12/31/05                                        $2.466                  $2.692                   893

From 1/1/06 to 12/31/06                                        $2.692                  $3.147                  1,173

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.056                   313

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -
  SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.016                   19


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.064                   214

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA -
  SERVICE SHARES
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $0.998                   29


PHOENIX CAPITAL GROWTH SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.499                   218
From 1/1/03 to 12/31/03                                        $1.499                  $1.873                  1,033
From 1/1/04 to 12/31/04                                        $1.873                  $1.941                  1,249
From 1/1/05 to 12/31/05                                        $1.941                  $1.988                   969

From 1/1/06 to 12/31/06                                        $1.988                  $2.027                  3,637


PHOENIX GROWTH AND INCOME SERIES
==========================================================================================================================
From 7/16/02* to 12/31/02                                      $2.000                  $1.556                   148
From 1/1/03 to 12/31/03                                        $1.556                  $1.959                  2,728
From 1/1/04 to 12/31/04                                        $1.959                  $2.137                  6,957
From 1/1/05 to 12/31/05                                        $2.137                  $2.212                 10,346

From 1/1/06 to 12/31/06                                        $2.212                  $2.560                 13,291


PHOENIX MID-CAP GROWTH SERIES
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.362                   81
From 1/1/03 to 12/31/03                                        $1.362                  $1.733                   498
From 1/1/04 to 12/31/04                                        $1.733                  $1.827                   763
From 1/1/05 to 12/31/05                                        $1.827                  $1.879                   540

From 1/1/06 to 12/31/06                                        $1.879                  $1.932                   605


PHOENIX MONEY MARKET SERIES
==========================================================================================================================
From 7/11/02* to 12/31/02                                      $2.000                  $2.004                   181
From 1/1/03 to 12/31/03                                        $2.004                  $1.992                  2,256
From 1/1/04 to 12/31/04                                        $1.992                  $1.983                  4,191
From 1/1/05 to 12/31/05                                        $1.983                  $2.009                  6,184

From 1/1/06 to 12/31/06                                        $2.009                  $2.071                  7,986


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
==========================================================================================================================
From 6/25/02* to 12/31/02                                      $2.000                  $2.168                   292
From 1/1/03 to 12/31/03                                        $2.168                  $2.453                  1,618
From 1/1/04 to 12/31/04                                        $2.453                  $2.587                  4,586
From 1/1/05 to 12/31/05                                        $2.587                  $2.601                  6,264

From 1/1/06 to 12/31/06                                        $2.601                  $2.744                  7,068


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
==========================================================================================================================
From 6/16/03* to 12/31/03                                      $2.000                  $1.022                   854
From 1/1/04 to 12/31/04                                        $1.022                  $1.063                  3,487
From 1/1/05 to 12/31/05                                        $1.063                  $1.064                  4,209

From 1/1/06 to 12/31/06                                        $1.064                  $1.111                  3,423


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.768                   161
From 1/1/03 to 12/31/03                                        $1.768                  $2.093                   956
From 1/1/04 to 12/31/04                                        $2.093                  $2.221                  1,199
From 1/1/05 to 12/31/05                                        $2.221                  $2.233                  1,095

From 1/1/06 to 12/31/06                                        $2.233                  $2.485                   927


PHOENIX-ABERDEEN INTERNATIONAL SERIES
==========================================================================================================================
From 7/16/02* to 12/31/02                                      $2.000                  $1.722                   66
From 1/1/03 to 12/31/03                                        $1.722                  $2.243                   378
From 1/1/04 to 12/31/04                                        $2.243                  $2.675                   873
From 1/1/05 to 12/31/05                                        $2.675                  $3.132                  1,710

From 1/1/06 to 12/31/06                                        $3.132                  $3.940                 24,499


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==========================================================================================================================
From 10/1/02* to 12/31/02                                      $2.000                  $2.007                   13
From 1/1/03 to 12/31/03                                        $2.007                  $3.040                   551
From 1/1/04 to 12/31/04                                        $3.040                  $3.066                  1,255
From 1/1/05 to 12/31/05                                        $3.066                  $3.501                  1,581

From 1/1/06 to 12/31/06                                        $3.501                  $4.130                  1,948


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $2.263                   187
From 1/1/03 to 12/31/03                                        $2.263                  $3.090                   946
From 1/1/04 to 12/31/04                                        $3.090                  $4.111                  1,648
From 1/1/05 to 12/31/05                                        $4.111                  $4.672                  2,773

From 1/1/06 to 12/31/06                                        $4.672                  $6.324                  3,986

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  AGGRESSIVE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.113                  4,314

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.087                  1,616

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.045                   469

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  MODERATE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.076                  1,361


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.922                   265
From 1/1/03 to 12/31/03                                        $1.922                  $2.676                  1,215
From 1/1/04 to 12/31/04                                        $2.676                  $3.181                  2,167
From 1/1/05 to 12/31/05                                        $3.181                  $3.384                  3,210

From 1/1/06 to 12/31/06                                        $3.384                  $3.841                  4,372



*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.924                   143
From 1/1/03 to 12/31/03                                        $1.924                  $2.733                   491
From 1/1/04 to 12/31/04                                        $2.733                  $3.311                  1,365
From 1/1/05 to 12/31/05                                        $3.311                  $3.513                  1,953

From 1/1/06 to 12/31/06                                        $3.513                  $4.050                  2,919


PHOENIX-VAN KAMPEN COMSTOCK SERIES
==========================================================================================================================
From 6/27/02* to 12/31/02                                      $2.000                  $1.589                   251
From 1/1/03 to 12/31/03                                        $1.589                  $1.944                   739
From 1/1/04 to 12/31/04                                        $1.944                  $2.168                  2,795
From 1/1/05 to 12/31/05                                        $2.168                  $2.257                  2,305

From 1/1/06 to 12/31/06                                        $2.257                  $2.694                  1,967


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
==========================================================================================================================
From 8/1/02* to 12/31/02                                       $2.000                  $1.531                   25
From 1/1/03 to 12/31/03                                        $1.531                  $1.908                   128
From 1/1/04 to 12/31/04                                        $1.908                  $2.070                   239
From 1/1/05 to 12/31/05                                        $2.070                  $2.120                   249

From 1/1/06 to 12/31/06                                        $2.120                  $2.391                  1,343

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO -
  ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $0.952                   37

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.015                   165

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.033                   584


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
==========================================================================================================================
From 6/30/03* to 12/31/03                                      $2.000                  $1.052                   466
From 1/1/04 to 12/31/04                                        $1.052                  $0.928                   827
From 1/1/05 to 12/31/05                                        $0.928                  $0.868                   856

From 1/1/06 to 12/31/06                                        $0.868                  $0.927                   708


RYDEX VARIABLE TRUST NOVA FUND
==========================================================================================================================
From 6/3/03* to 12/31/03                                       $2.000                  $1.215                   102
From 1/1/04 to 12/31/04                                        $1.215                  $1.376                   241
From 1/1/05 to 12/31/05                                        $1.376                  $1.412                   276

From 1/1/06 to 12/31/06                                        $1.412                  $1.663                   181


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==========================================================================================================================
From 6/3/03* to 12/31/03                                       $2.000                  $1.153                   532
From 1/1/04 to 12/31/04                                        $1.153                  $1.260                   609
From 1/1/05 to 12/31/05                                        $1.260                  $1.415                   829

From 1/1/06 to 12/31/06                                        $1.415                  $1.557                   589



*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.640                   117
From 1/1/03 to 12/31/03                                        $1.640                  $2.142                   903
From 1/1/04 to 12/31/04                                        $2.142                  $2.507                  1,678
From 1/1/05 to 12/31/05                                        $2.507                  $2.727                  2,385

From 1/1/06 to 12/31/06                                        $2.727                  $3.271                  2,261


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
==========================================================================================================================
From 6/25/02* to 12/31/02                                      $2.000                  $1.640                   216
From 1/1/03 to 12/31/03                                        $1.640                  $2.139                   845
From 1/1/04 to 12/31/04                                        $2.139                  $2.451                  1,106
From 1/1/05 to 12/31/05                                        $2.451                  $2.635                  1,203

From 1/1/06 to 12/31/06                                        $2.635                  $3.170                  1,080


WANGER INTERNATIONAL SELECT
==========================================================================================================================
From 8/1/02* to 12/31/02                                       $2.000                  $1.732                   17
From 1/1/03 to 12/31/03                                        $1.732                  $2.416                   113
From 1/1/04 to 12/31/04                                        $2.416                  $2.967                   250
From 1/1/05 to 12/31/05                                        $2.967                  $3.411                   435

From 1/1/06 to 12/31/06                                        $3.411                  $4.581                   523


WANGER INTERNATIONAL SMALL CAP
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $1.733                   263
From 1/1/03 to 12/31/03                                        $1.733                  $2.547                  1,899
From 1/1/04 to 12/31/04                                        $2.547                  $3.277                  3,249
From 1/1/05 to 12/31/05                                        $3.277                  $3.933                  4,071

From 1/1/06 to 12/31/06                                        $3.933                  $5.327                  4,778


WANGER SELECT
==========================================================================================================================
From 6/12/02* to 12/31/02                                      $2.000                  $1.920                   42
From 1/1/03 to 12/31/03                                        $1.920                  $2.479                   315
From 1/1/04 to 12/31/04                                        $2.479                  $2.921                   593
From 1/1/05 to 12/31/05                                        $2.921                  $3.187                   936

From 1/1/06 to 12/31/06                                        $3.187                  $3.767                   983


WANGER U.S. SMALLER COMPANIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.748                   358
From 1/1/03 to 12/31/03                                        $1.748                  $2.473                  1,579
From 1/1/04 to 12/31/04                                        $2.473                  $2.889                  2,432
From 1/1/05 to 12/31/05                                        $2.889                  $3.174                  2,554

From 1/1/06 to 12/31/06                                        $3.174                  $3.382                  2,387


* Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.532                   43
From 1/1/03 to 12/31/03                                        $1.532                  $1.957                   268
From 1/1/04 to 12/31/04                                        $1.957                  $2.057                   469
From 1/1/05 to 12/31/05                                        $2.057                  $2.208                   724

From 1/1/06 to 12/31/06                                        $2.208                  $2.314                  1,132

AIM V.I. CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 4/21/06* to 12/31/06                                      $1.000                  $1.400                   513


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 1/1/04 to 12/31/04                                        $2.000                  $1.016                   250
From 1/1/05 to 12/31/05                                        $1.016                  $1.078                   432

From 1/1/06 to 12/31/06                                        $1.078                  $1.183                   508


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
==========================================================================================================================
From 1/2/03* to 12/31/03                                       $2.000                  $1.776                   28
From 1/1/04 to 12/31/04                                        $1.776                  $1.895                   40
From 1/1/05 to 12/31/05                                        $1.895                  $2.138                   24

From 1/1/06 to 12/31/06                                        $2.138                  $2.514                   40


DWS EQUITY 500 INDEX FUND VIP - CLASS A
==========================================================================================================================
From 6/21/02* to 12/31/02                                      $2.000                  $1.556                   26
From 1/1/03 to 12/31/03                                        $1.556                  $1.966                   156
From 1/1/04 to 12/31/04                                        $1.966                  $2.144                   247
From 1/1/05 to 12/31/05                                        $2.144                  $2.213                   562

From 1/1/06 to 12/31/06                                        $2.213                  $2.521                  1,176


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $2.131                   100
From 1/1/03 to 12/31/03                                        $2.131                  $2.151                   739
From 1/1/04 to 12/31/04                                        $2.151                  $2.198                  1,558
From 1/1/05 to 12/31/05                                        $2.198                  $2.211                  2,389

From 1/1/06 to 12/31/06                                        $2.211                  $2.270                  3,638


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==========================================================================================================================
From 2/13/03* to 12/31/03                                      $2.000                  $2.397                   51
From 1/1/04 to 12/31/04                                        $2.397                  $2.611                   285
From 1/1/05 to 12/31/05                                        $2.611                  $2.643                   278

From 1/1/06 to 12/31/06                                        $2.643                  $2.888                   270


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 5/23/02* to 12/31/02                                      $2.000                  $1.833                    2
From 1/1/03 to 12/31/03                                        $1.833                  $2.319                   42
From 1/1/04 to 12/31/04                                        $2.319                  $2.638                   78
From 1/1/05 to 12/31/05                                        $2.638                  $3.039                   164

From 1/1/06 to 12/31/06                                        $3.039                  $3.344                   210


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.565                    3
From 1/1/03 to 12/31/03                                        $1.565                  $2.001                   15
From 1/1/04 to 12/31/04                                        $2.001                  $2.112                   31
From 1/1/05 to 12/31/05                                        $2.112                  $2.267                   272

From 1/1/06 to 12/31/06                                        $2.267                  $2.354                   862


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.394                   39
From 1/1/03 to 12/31/03                                        $1.394                  $1.825                   214
From 1/1/04 to 12/31/04                                        $1.825                  $1.858                   457
From 1/1/05 to 12/31/05                                        $1.858                  $1.936                   576

From 1/1/06 to 12/31/06                                        $1.936                  $2.037                   573

FRANKLIN INCOME SECURITIES FUND - CLASS 2
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.110                   69


LAZARD RETIREMENT SMALL CAP PORTFOLIO
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.979                  $1.092                   13

From 1/1/06 to 12/31/06                                        $1.092                  $1.250                   13


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05

From 1/1/06 to 12/31/06                                        $1.021                  $1.021                   298


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/15/05* to 12/31/05                                      $0.968                  $1.048                  2,738

From 1/1/06 to 12/31/06                                        $1.048                  $1.212                  3,895


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/15/05* to 12/31/05                                      $0.953                  $1.081                   336

From 1/1/06 to 12/31/06                                        $1.081                  $1.196                   336


MUTUAL SHARES SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.791                   19
From 1/1/03 to 12/31/03                                        $1.791                  $2.210                   51
From 1/1/04 to 12/31/04                                        $2.210                  $2.454                   73
From 1/1/05 to 12/31/05                                        $2.454                  $2.675                   71

From 1/1/06 to 12/31/06                                        $2.675                  $3.123                   113


PHOENIX CAPITAL GROWTH SERIES
==========================================================================================================================
From 6/17/02* to 12/31/02                                      $2.000                  $1.497                   53
From 1/1/03 to 12/31/03                                        $1.497                  $1.867                   82
From 1/1/04 to 12/31/04                                        $1.867                  $1.932                   126
From 1/1/05 to 12/31/05                                        $1.932                  $1.976                   112

From 1/1/06 to 12/31/06                                        $1.976                  $2.011                   398


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX GROWTH AND INCOME SERIES
==========================================================================================================================
From 9/3/02* to 12/31/02                                       $2.000                  $1.554                    7
From 1/1/03 to 12/31/03                                        $1.554                  $1.953                   257
From 1/1/04 to 12/31/04                                        $1.953                  $2.127                   608
From 1/1/05 to 12/31/05                                        $2.127                  $2.198                   874

From 1/1/06 to 12/31/06                                        $2.198                  $2.540                  1,182


PHOENIX MID-CAP GROWTH SERIES
==========================================================================================================================
From 12/3/02* to 12/31/02                                      $2.000                  $1.360                    1
From 1/1/03 to 12/31/03                                        $1.360                  $1.728                   44
From 1/1/04 to 12/31/04                                        $1.728                  $1.818                   98
From 1/1/05 to 12/31/05                                        $1.818                  $1.868                   88

From 1/1/06 to 12/31/06                                        $1.868                  $1.918                   152


PHOENIX MONEY MARKET SERIES
==========================================================================================================================
From 5/21/02* to 12/31/02                                      $2.000                  $2.001                   41
From 1/1/03 to 12/31/03                                        $2.001                  $1.986                   193
From 1/1/04 to 12/31/04                                        $1.986                  $1.974                   474
From 1/1/05 to 12/31/05                                        $1.974                  $1.996                   644

From 1/1/06 to 12/31/06                                        $1.996                  $2.056                   816


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
==========================================================================================================================
From 5/23/02* to 12/31/02                                      $2.000                  $2.164                   105
From 1/1/03 to 12/31/03                                        $2.164                  $2.445                   170
From 1/1/04 to 12/31/04                                        $2.445                  $2.575                   681
From 1/1/05 to 12/31/05                                        $2.575                  $2.585                   831

From 1/1/06 to 12/31/06                                        $2.585                  $2.723                   988


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
==========================================================================================================================
From 9/8/03* to 12/31/03                                       $2.000                  $1.021                   56
From 1/1/04 to 12/31/04                                        $1.021                  $1.061                   297
From 1/1/05 to 12/31/05                                        $1.061                  $1.060                   303

From 1/1/06 to 12/31/06                                        $1.060                  $1.105                   187


PHOENIX STRATEGIC ALLOCATION SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.765                   213
From 1/1/03 to 12/31/03                                        $1.765                  $2.086                   179
From 1/1/04 to 12/31/04                                        $2.086                  $2.211                   785
From 1/1/05 to 12/31/05                                        $2.211                  $2.219                   696

From 1/1/06 to 12/31/06                                        $2.219                  $2.465                   284


PHOENIX-ABERDEEN INTERNATIONAL SERIES
==========================================================================================================================
From 5/23/02* to 12/31/02                                      $2.000                  $1.719                   35
From 1/1/03 to 12/31/03                                        $1.719                  $2.236                   115
From 1/1/04 to 12/31/04                                        $2.236                  $2.662                   144
From 1/1/05 to 12/31/05                                        $2.662                  $3.113                   265

From 1/1/06 to 12/31/06                                        $3.113                  $3.910                  2,232


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==========================================================================================================================
From 12/2/02* to 12/31/02                                      $2.000                  $2.006                    1
From 1/1/03 to 12/31/03                                        $2.006                  $3.034                   44
From 1/1/04 to 12/31/04                                        $3.034                  $3.055                   132
From 1/1/05 to 12/31/05                                        $3.055                  $3.484                   122

From 1/1/06 to 12/31/06                                        $3.484                  $4.103                   258


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==========================================================================================================================
From 6/17/02* to 12/31/02                                      $2.000                  $2.260                   30
From 1/1/03 to 12/31/03                                        $2.260                  $3.081                   69
From 1/1/04 to 12/31/04                                        $3.081                  $4.091                   128
From 1/1/05 to 12/31/05                                        $4.091                  $4.643                   288


From 1/1/06 to 12/31/06                                        $4.643                  $6.276                   411

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  AGGRESSIVE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.112                   74

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.086                   157

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES:
  MODERATE GROWTH
==========================================================================================================================
From 2/3/06* to 12/31/06                                       $1.000                  $1.074                   58


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.919                   21
From 1/1/03 to 12/31/03                                        $1.919                  $2.667                   50
From 1/1/04 to 12/31/04                                        $2.667                  $3.166                   96
From 1/1/05 to 12/31/05                                        $3.166                  $3.364                   212

From 1/1/06 to 12/31/06                                        $3.364                  $3.811                   363


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.920                   20
From 1/1/03 to 12/31/03                                        $1.920                  $2.724                   47
From 1/1/04 to 12/31/04                                        $2.724                  $3.295                   76
From 1/1/05 to 12/31/05                                        $3.295                  $3.492                   139

From 1/1/06 to 12/31/06                                        $3.492                  $4.019                   272


PHOENIX-VAN KAMPEN COMSTOCK SERIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.587                   24
From 1/1/03 to 12/31/03                                        $1.587                  $1.938                   92
From 1/1/04 to 12/31/04                                        $1.938                  $2.157                   406
From 1/1/05 to 12/31/05                                        $2.157                  $2.243                   332

From 1/1/06 to 12/31/06                                        $2.243                  $2.674                   305


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
==========================================================================================================================
From 6/3/02* to 12/31/02                                       $2.000                  $1.529                    8
From 1/1/03 to 12/31/03                                        $1.529                  $1.902                   11
From 1/1/04 to 12/31/04                                        $1.902                  $2.060                   12
From 1/1/05 to 12/31/05                                        $2.060                  $2.107                   10

From 1/1/06 to 12/31/06                                        $2.107                  $2.372                   176


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO -
  ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $0.951                    4

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.014                    3

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
==========================================================================================================================
From 4/28/06* to 12/31/06                                      $1.000                  $1.032                    2


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
==========================================================================================================================
From 7/1/03* to 12/31/03                                       $2.000                  $1.051                   18
From 1/1/04 to 12/31/04                                        $1.051                  $0.925                   134
From 1/1/05 to 12/31/05                                        $0.925                  $0.865                   114

From 1/1/06 to 12/31/06                                        $0.865                  $0.922                   22


RYDEX VARIABLE TRUST NOVA FUND
==========================================================================================================================
From 9/9/03* to 12/31/03                                       $2.000                  $1.214                   16
From 1/1/04 to 12/31/04                                        $1.214                  $1.372                   34
From 1/1/05 to 12/31/05                                        $1.372                  $1.407                   36

From 1/1/06 to 12/31/06                                        $1.407                  $1.654                   41


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==========================================================================================================================
From 7/1/03* to 12/31/03                                       $2.000                  $1.152                   25
From 1/1/04 to 12/31/04                                        $1.152                  $1.257                   88
From 1/1/05 to 12/31/05                                        $1.257                  $1.410                   258

From 1/1/06 to 12/31/06                                        $1.410                  $1.548                   323


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
==========================================================================================================================
From 9/4/02* to 12/31/02                                       $2.000                  $1.638                    1
From 1/1/03 to 12/31/03                                        $1.638                  $2.135                   18
From 1/1/04 to 12/31/04                                        $2.135                  $2.495                   114
From 1/1/05 to 12/31/05                                        $2.495                  $2.710                   149

From 1/1/06 to 12/31/06                                        $2.710                  $3.246                   142


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
==========================================================================================================================
From 7/1/02* to 12/31/02                                       $2.000                  $1.637                   17
From 1/1/03 to 12/31/03                                        $1.637                  $2.133                   44
From 1/1/04 to 12/31/04                                        $2.133                  $2.440                   95
From 1/1/05 to 12/31/05                                        $2.440                  $2.619                   107

From 1/1/06 to 12/31/06                                        $2.619                  $3.146                   109


WANGER INTERNATIONAL SELECT
==========================================================================================================================
From 8/29/02* to 12/31/02                                      $2.000                  $1.730                    1
From 1/1/03 to 12/31/03                                        $1.730                  $2.409                    1
From 1/1/04 to 12/31/04                                        $2.409                  $2.953                   10
From 1/1/05 to 12/31/05                                        $2.953                  $3.390                   58

From 1/1/06 to 12/31/06                                        $3.390                  $4.546                   82


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.730                   40
From 1/1/03 to 12/31/03                                        $1.730                  $2.539                   165
From 1/1/04 to 12/31/04                                        $2.539                  $3.262                   246
From 1/1/05 to 12/31/05                                        $3.262                  $3.909                   341

From 1/1/06 to 12/31/06                                        $3.909                  $5.286                   423


WANGER SELECT
==========================================================================================================================
From 12/3/02* to 12/31/02                                      $2.000                  $1.917                    1
From 1/1/03 to 12/31/03                                        $1.917                  $2.471                   24
From 1/1/04 to 12/31/04                                        $2.471                  $2.907                   31
From 1/1/05 to 12/31/05                                        $2.907                  $3.167                   98

From 1/1/06 to 12/31/06                                        $3.167                  $3.738                   80


WANGER U.S. SMALLER COMPANIES
==========================================================================================================================
From 5/16/02* to 12/31/02                                      $2.000                  $1.745                   63
From 1/1/03 to 12/31/03                                        $1.745                  $2.465                   99
From 1/1/04 to 12/31/04                                        $2.465                  $2.876                   126
From 1/1/05 to 12/31/05                                        $2.876                  $3.155                   150

From 1/1/06 to 12/31/06                                        $3.155                  $3.356                   151




  DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==========================================================================================================================
From 12/2/03* to 12/31/03                                      $2.000                  $1.961                    4
From 1/1/04 to 12/31/04                                        $1.961                  $2.064                    4
From 1/1/05 to 12/31/05                                        $2.064                  $2.217                   12

From 1/1/06 to 12/31/06                                        $2.217                  $2.326                   38

AIM V.I. CORE EQUITY FUND - CLASS I
==========================================================================================================================
From 4/21/06* to 12/31/06                                      $1.000                  $1.807                    1


DWS EQUITY 500 INDEX FUND VIP - CLASS A
==========================================================================================================================
From 1/3/05* to 12/31/05                                       $2.133                  $2.222                   16

From 1/1/06 to 12/31/06                                        $2.222                  $2.534                   59


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==========================================================================================================================
From 9/11/02* to 12/31/02                                      $2.000                  $2.134                   12
From 1/1/03 to 12/31/03                                        $2.134                  $2.156                   33
From 1/1/04 to 12/31/04                                        $2.156                  $2.204                   30
From 1/1/05 to 12/31/05                                        $2.204                  $2.220                   67

From 1/1/06 to 12/31/06                                        $2.220                  $2.282                   143


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==========================================================================================================================
From 9/11/02* to 12/31/02                                      $2.000                  $1.992                    4
From 1/1/03 to 12/31/03                                        $1.992                  $2.403                    4
From 1/1/04 to 12/31/04                                        $2.403                  $2.619                    4
From 1/1/05 to 12/31/05                                        $2.619                  $2.654                    4

From 1/1/06 to 12/31/06                                        $2.654                  $2.903                    4


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 3/3/03* to 12/31/03                                       $2.000                  $2.324                    9
From 1/1/04 to 12/31/04                                        $2.324                  $2.646                   20
From 1/1/05 to 12/31/05                                        $2.646                  $3.052                   23

From 1/1/06 to 12/31/06                                        $3.052                  $3.361                   23


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -
  SERVICE CLASS
==========================================================================================================================
From 7/5/05* to 12/31/05                                       $2.106                  $2.277                   10

From 1/1/06 to 12/31/06                                        $2.277                  $2.366                   47


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.395                    1
From 1/1/03 to 12/31/03                                        $1.395                  $1.829                    7
From 1/1/04 to 12/31/04                                        $1.829                  $1.864                    7
From 1/1/05 to 12/31/05                                        $1.864                  $1.944                    6

From 1/1/06 to 12/31/06                                        $1.944                  $2.048                    6


LAZARD RETIREMENT SMALL CAP PORTFOLIO
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.979                  $1.093                    4

From 1/1/06 to 12/31/06                                        $1.093                  $1.252                    4


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.978                  $1.021                   27

From 1/1/06 to 12/31/06                                        $1.021                  $1.102                   27


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.980                  $1.049                   79

From 1/1/06 to 12/31/06                                        $1.049                  $1.214                   154


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
==========================================================================================================================
From 4/29/05* to 12/31/05                                      $0.957                  $1.082                   10

From 1/1/06 to 12/31/06                                        $1.082                  $1.198                    7


PHOENIX CAPITAL GROWTH SERIES
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.498                   0.3
From 1/1/03 to 12/31/03                                        $1.498                  $1.871                   0.3
From 1/1/04 to 12/31/04                                        $1.871                  $1.938                    3
From 1/1/05 to 12/31/05                                        $1.938                  $1.984                    3

From 1/1/06 to 12/31/06                                        $1.984                  $2.021                    9


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX GROWTH AND INCOME SERIES
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.556                   0.3
From 1/1/03 to 12/31/03                                        $1.556                  $1.957                    9
From 1/1/04 to 12/31/04                                        $1.957                  $2.134                   24
From 1/1/05 to 12/31/05                                        $2.134                  $2.208                   27

From 1/1/06 to 12/31/06                                        $2.208                  $2.553                   47


PHOENIX MID-CAP GROWTH SERIES
==========================================================================================================================
From 9/11/02* to 12/31/02                                      $2.000                  $1.362                    3
From 1/1/03 to 12/31/03                                        $1.362                  $1.731                    3
From 1/1/04 to 12/31/04                                        $1.731                  $1.824                    3
From 1/1/05 to 12/31/05                                        $1.824                  $1.875                    3

From 1/1/06 to 12/31/06                                        $1.875                  $1.928                    3


PHOENIX MONEY MARKET SERIES
==========================================================================================================================
From 10/2/02* to 12/31/02                                      $2.000                  $2.003                    3
From 1/1/03 to 12/31/03                                        $2.003                  $1.990                    2
From 1/1/04 to 12/31/04                                        $1.990                  $1.980                   26
From 1/1/05 to 12/31/05                                        $1.980                  $2.005                   49

From 1/1/06 to 12/31/06                                        $2.005                  $2.066                   70


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $2.583                    9
From 1/1/05 to 12/31/05                                        $2.583                  $2.595                   16

From 1/1/06 to 12/31/06                                        $2.595                  $2.737                   18


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $1.062                   15
From 1/1/05 to 12/31/05                                        $1.062                  $1.063                   17

From 1/1/06 to 12/31/06                                        $1.063                  $1.109                   17


PHOENIX STRATEGIC ALLOCATION SERIES
==========================================================================================================================
From 9/11/02* to 12/31/02                                      $2.000                  $1.767                    6
From 1/1/03 to 12/31/03                                        $1.767                  $2.091                   79
From 1/1/04 to 12/31/04                                        $2.091                  $2.218                   89
From 1/1/05 to 12/31/05                                        $2.218                  $2.228                   89

From 1/1/06 to 12/31/06                                        $2.228                  $2.478                   89


PHOENIX-ABERDEEN INTERNATIONAL SERIES
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.721                    1
From 1/1/03 to 12/31/03                                        $1.721                  $2.240                    2
From 1/1/04 to 12/31/04                                        $2.240                  $2.671                    2
From 1/1/05 to 12/31/05                                        $2.671                  $3.126                   16

From 1/1/06 to 12/31/06                                        $3.126                  $3.930                   98


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==========================================================================================================================
From 12/2/03* to 12/31/03                                      $2.000                  $3.038                    2
From 1/1/04 to 12/31/04                                        $3.038                  $3.062                    2
From 1/1/05 to 12/31/05                                        $3.062                  $3.495                    2

From 1/1/06 to 12/31/06                                        $3.495                  $4.121                    3


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==========================================================================================================================
From 3/3/03* to 12/31/03                                       $2.000                  $3.087                    7
From 1/1/04 to 12/31/04                                        $3.087                  $4.104                   18
From 1/1/05 to 12/31/05                                        $4.104                  $4.663                   22

From 1/1/06 to 12/31/06                                        $4.663                  $6.308                   35


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==========================================================================================================================
From 12/26/02* to 12/31/02                                     $2.000                  $1.921                   11
From 1/1/03 to 12/31/03                                        $1.921                  $2.673                   11
From 1/1/04 to 12/31/04                                        $2.673                  $3.176                   21
From 1/1/05 to 12/31/05                                        $3.176                  $3.378                   14

From 1/1/06 to 12/31/06                                        $3.378                  $3.831                   27


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==========================================================================================================================
From 9/11/02* to 12/31/02                                      $2.000                  $1.923                    3
From 1/1/03 to 12/31/03                                        $1.923                  $2.730                    3
From 1/1/04 to 12/31/04                                        $2.730                  $3.305                   13
From 1/1/05 to 12/31/05                                        $3.305                  $3.506                    4

From 1/1/06 to 12/31/06                                        $3.506                  $4.040                   14


PHOENIX-VAN KAMPEN COMSTOCK SERIES
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.588                    1
From 1/1/03 to 12/31/03                                        $1.588                  $1.942                    1
From 1/1/04 to 12/31/04                                        $1.942                  $2.164                   12
From 1/1/05 to 12/31/05                                        $2.164                  $2.252                   12

From 1/1/06 to 12/31/06                                        $2.252                  $2.688                   10


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
==========================================================================================================================
From 12/26/02* to 12/31/02                                     $2.000                  $1.530                   13
From 12/2/03 to 12/31/03                                       $1.530                  $1.906                   13
From 1/1/04 to 12/31/04                                        $1.906                  $2.067                   13
From 1/1/05 to 12/31/05                                        $2.067                  $2.115                   13

From 1/1/06 to 12/31/06                                        $2.115                  $2.385                   16


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $0.927                   11
From 1/1/05 to 12/31/05                                        $0.927                  $0.867                   30

From 1/1/06 to 12/31/06                                        $0.867                  $0.925                   30


RYDEX VARIABLE TRUST NOVA FUND
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $1.259                    2
From 1/1/05 to 12/31/05                                        $1.259                  $1.410                   37

From 1/1/06 to 12/31/06                                        $1.410                  $1.554                    2


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
==========================================================================================================================
From 1/1/05* to 12/31/05                                       $1.242                  $1.414                   27

From 1/1/06 to 12/31/06                                        $1.414                  $1.554                    2


*Date subaccount began operations.

                                                             SUBACCOUNT              SUBACCOUNT               UNITS
                                                             UNIT VALUE              UNIT VALUE           OUTSTANDING AT
                                                              BEGINNING                 END                END OF PERIOD
                        SUBACCOUNT                            OF PERIOD              OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
==========================================================================================================================
From 2/3/03* to 12/31/03                                       $2.000                  $2.139                    1
From 1/1/04 to 12/31/04                                        $2.139                  $2.503                    4
From 1/1/05 to 12/31/05                                        $2.503                  $2.722                    6

From 1/1/06 to 12/31/06                                        $2.722                  $3.263                    5


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
==========================================================================================================================
From 12/26/02* to 12/31/02                                     $2.000                  $1.639                   12
From 1/1/03 to 12/31/03                                        $1.639                  $2.137                   12
From 1/1/04 to 12/31/04                                        $2.137                  $2.447                   26
From 1/1/05 to 12/31/05                                        $2.447                  $2.630                   12

From 1/1/06 to 12/31/06                                        $2.630                  $3.162                   12


WANGER INTERNATIONAL SELECT
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $2.962                    1
From 1/1/05 to 12/31/05                                        $2.962                  $3.404                    1

From 1/1/06 to 12/31/06                                        $3.404                  $4.570                    1


WANGER INTERNATIONAL SMALL CAP
==========================================================================================================================
From 10/8/02* to 12/31/02                                      $2.000                  $1.732                   0.2
From 1/1/03 to 12/31/03                                        $1.732                  $2.545                    3
From 1/1/04 to 12/31/04                                        $2.545                  $3.272                   19
From 1/1/05 to 12/31/05                                        $3.272                  $3.925                    9

From 1/1/06 to 12/31/06                                        $3.925                  $5.314                   15


WANGER SELECT
==========================================================================================================================
From 1/1/04* to 12/31/04                                       $2.000                  $2.916                    1
From 1/1/05 to 12/31/05                                        $2.916                  $3.180                    1

From 1/1/06 to 12/31/06                                        $3.180                  $3.757                    1


WANGER U.S. SMALLER COMPANIES
==========================================================================================================================
From 12/26/02* to 12/31/02                                     $2.000                  $1.747                   12
From 1/1/03 to 12/31/03                                        $1.747                  $2.470                   12
From 1/1/04 to 12/31/04                                        $2.470                  $2.885                   13
From 1/1/05 to 12/31/05                                        $2.885                  $3.168                   13

From 1/1/06 to 12/31/06                                        $3.168                  $3.373                   12


*Date subaccount began operations.

                                                                     [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)+

                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                           MAY 1, 2007
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contact Value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


      The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

   [envelope] PHL VARIABLE INSURANCE COMPANY   [telephone] TEL. 800/541-0171
              Annuity Operations Division
              PO Box 8027
              Boston, MA 02266-8027

                       TABLE OF CONTENTS

Heading                                                   Page
---------------------------------------------------------------

GLOSSARY OR SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   12
FINANCIAL STATEMENTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   12
THE VARIABLE INVESTMENT OPTIONS...........................   13
GIA.......................................................   13
MVA  ....................................................    14
DEDUCTIONS AND CHARGES....................................   15
   Annual Administrative Charge...........................   15
   Daily Administrative Fee...............................   15
   Market Value Adjustment................................   15
   Guaranteed Minimum Accumulation Benefit Fee............   15
   Guaranteed Minimum Income Benefit Rider Fee............   15
   Guaranteed Minimum Withdrawal Benefit Fee..............   16
   Mortality and Expense Risk Fee.........................   16
   Surrender Charges......................................   16
   Tax....................................................   17
   Transfer Charge........................................   17
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates for Eligible Groups...................   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17
   Accumulation Unit Values...............................   18
   Purchase of Contracts..................................   18
   Additional Programs....................................   18
   Optional Benefits......................................   21
   Surrender of Contract and Withdrawals..................   26
   Contract Termination...................................   26
   Payment Upon Death Before Maturity Date ...............   26
INTERNET, INTERACTIVE VOICE RESPONSE
   AND TELEPHONE TRANSFERS................................   27
MARKET TIMING AND OTHER DISRUPTIVE TRADING................   28
THE ANNUITY PERIOD........................................   29
   Annuity Payments.......................................   29
   Annuity Payment Options ...............................   30
   Payment Upon Death After Maturity......................   32
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   32
   Valuation Date.........................................   32
   Valuation Period.......................................   32
   Accumulation Unit Value................................   32
   Net Investment Factor..................................   32
MISCELLANEOUS PROVISIONS..................................   33
   Assignment.............................................   33
   Payment Deferral.......................................   33
   Free Look Period.......................................   33
   Amendments to Contracts................................   33
   Substitution of Fund Shares............................   33
   Ownership of the Contract..............................   33
FEDERAL INCOME TAXES......................................   33
   Introduction...........................................   33
   Income Tax Status......................................   34
   Taxation of Annuities in General--Nonqualified Plans...   34
   Additional Considerations..............................   35
   Owner Control..........................................   36
   Diversification Standards .............................   36
   Taxation of Annuities in General--Qualified Plans......   37
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   40
SERVICING AGENT...........................................   41
STATE REGULATION..........................................   41
REPORTS...................................................   41
VOTING RIGHTS.............................................   41
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   42
THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES..............   42
SAI TABLE OF CONTENTS.....................................   43

APPENDIX A--INVESTMENT OPTIONS.............................  A-1
APPENDIX B--DEDUCTIONS FOR TAXES...........................  B-1
APPENDIX C--FINANCIAL HIGHLIGHTS ..........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]  Nonqualified plans--$5,000
[diamond]  Bank draft program--$50
[diamond]  Qualified plans--$2,000



NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.



PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.



VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of
    amount surrendered:
       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%              This table describes the fees and expenses that you
       Age of Premium Payment in Complete Years 3.....     4%              will pay at the time that you surrender the contract or
       Age of Premium Payment in Complete Years 4.....     3%              transfer value between the subaccounts. State premium
       Age of Premium Payment in Complete Years 5.....     2%              taxes may also be deducted.
       Age of Premium Payment in Complete Years 6.....     1%
       Age of Premium Payment thereafter..............    None

    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current(2)........................................    $35
    Maximum...........................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.075%            This table describes the fees and expenses that you
    Daily Administrative Fee..........................   .125%             will pay periodically during the time that you own the
                                                        -------            contract, not including annual fund fees and expenses.
    Total Annual Separate Account Expenses............   1.200%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.225%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.350%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------

                                                       OPTIONAL BENEFIT FEES
                                                       ---------------------
             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

             Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB, or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT(GMAB) FEE(1)                 GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE(2)
(as a percentage of the Guaranteed Amount                             (as a percentage of the greater of the Guaranteed
and Contract Value)                                                   Annuitization Value or Contract Value)
    Current.....................................     .50%                  Current.....................................     60%
    Maximum.....................................    1.00%                  Maximum.....................................   1.00%


                                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(3)
                                                      (EFFECTIVE MAY 1, 2007)
                              (as a percentage of the greater of the Benefit Base and Contract Value)

SINGLE LIFE OPTION                                                         SPOUSAL LIFE OPTION
    Current.....................................    0.75%                  Current.....................................    .95%
    Maximum.....................................    1.50%                  Maximum.....................................   1.50%
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                        This table shows the minimum and maximum total operating
                                          Minimum      Maximum        expenses, as a percentage of daily net assets, for the year
                                          -------      -------        ended 12/31/06 charged by the fund companies that you may
    Total Annual Fund Operating                                       pay periodically during the time that you own the contract.
    Expenses (expenses that are                                       More detail concerning the funds' fees and total and net
    deducted from the fund assets                                     fund operating expenses can be found after the Expense
    include management fees,                                          Examples and are contained in the fund prospectuses.
    12b-1 fees and other expenses)         0.28%        5.12%

------------------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional
    Benefits."
(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(3) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. For GMWB, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. See "Optional Benefits."

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES


These examples will help you compare the cost of investing in the contract if you elect the GMWB Spousal Life Option. These elections will result in the highest total cost of investing in this contract.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------

         1 Year       3 Years      5 Years       10 Years            These examples are intended to help you compare the cost of
      ------------------------------------------------------         investing in the contract with the cost of investing in other
         $1,403        $2,703      $3,920         $6,811             variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all
    DEATH BENEFIT OPTION 2                                           applicable riders and benefit fees, separate account annual
    ----------------------                                           expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/06.
         1 Year       3 Years      5 Years       10 Years
      -----------------------------------------------------          The examples assume that you invest $10,000 in the contract
         $1,417        $2,741      $3,976         $6,890             for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the
If you do not surrender or do not annuitize your contract at         maximum fees and expenses of any of the funds and that you
the end of the applicable applicable riders and benefit fees,        have allocated all of your contract value to the fund with
separate account annual expenses and the time period, your           the maximum fees and expenses. Although your actual costs
maximum costs would be:                                              may be higher or lower based on these assumptions, your costs are shown in the table to the left.

    DEATH BENEFIT OPTION 1
    ----------------------

         1 Year       3 Years      5 Years       10 Years
      ------------------------------------------------------
          $773         $2,253      $3,650         $6,811

    DEATH BENEFIT OPTION 2
    ----------------------

         1 Year       3 Years      5 Years       10 Years
      -------------------------------------------------------
          $787         $2,291      $3,706         $6,890

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW


    It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUM PAYMENTS AND CONTRACT VALUE
[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA. (GIA is not available in Massachusetts). The MVA is not available for investment after the Maturity Date. Each subaccount sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund.


[diamond]  Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

[diamond]  The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond]  Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond]  If you purchase a contract with the Guaranteed Minimum Accumulation
           Benefit (GMAB) or the Guaranteed Minimum Withdrawal Benefit (GMWB), you must also elect an asset allocation or strategic program through which to allocate your premium payments and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the program, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

[diamond]  You may elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its
           Contract Value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Accumulation Benefit fee--the fee equals 0.50%, multiplied by the guaranteed amount and Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider fee--the fee equals 0.60%
           multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

-------------------------------------------------------------------------------
                         GMWB - EFFECTIVE MAY 1, 2007
-------------------------------------------------------------------------------
         SINGLE LIFE OPTION                    SPOUSAL LIFE OPTION
-------------------------------------------------------------------------------
               0.75%                                  0.95%
-------------------------------------------------------------------------------

           We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------------------------
Percent                      7%    6%     5%    4%     3%    2%     1%     0%
--------------------------------------------------------------------------------
Complete Premium
Payment Years                0      1     2      3     4      5     6      7+
--------------------------------------------------------------------------------

    For more information, see "Deductions and Charges."

[diamond]  Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

           o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION


    If on any valuation date the total Contract Value equals zero, the contract will immediately terminate.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899.


    PHL Variable is wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.


    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA" and "MVA."

THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The company and the principal underwriter for the contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.


GIA
--------------------------------------------------------------------------------
    Note: Currently if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA.

Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contract us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contact Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee for this rider is equal to 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contact Value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contact Value of each subaccount, GIA and MVA. We will waive the rider fee if the Contact Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage will vary depending on when you elect GMWB and which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

-------------------------------------------------------------------------------
                         GMWB - EFFECTIVE MAY 1, 2007
-------------------------------------------------------------------------------
         SINGLE LIFE OPTION                    SPOUSAL LIFE OPTION
-------------------------------------------------------------------------------
               0.75%                                  0.95%
-------------------------------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.



MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:


  -----------------------------------------------------------------------------
               DEATH BENEFIT                      DEATH BENEFIT
             OPTION 1 - RETURN                  OPTION 2 - ANNUAL
                OF PREMIUM                           STEP-UP
  -----------------------------------------------------------------------------
                  1.075%                              1.225%
  -----------------------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contact Value. In the first contract year, you may withdraw up to 10% of the Contact Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contact Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contact Value as of the last contract anniversary.


    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

-------------------------------------------------------------------------------
Percent                     7%    6%     5%    4%     3%    2%     1%     0%
-------------------------------------------------------------------------------
Complete Premium
Payment Years               0      1     2      3     4      5     6      7+
-------------------------------------------------------------------------------

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES FOR ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest, when sales or exchanges of the contracts are made to certain eligible groups that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

PURCHASE OF CONTRACTS
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$5,000

           o   We require minimum subsequent premium payments of $100.


[diamond]  Bank draft program--$50
           o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

           o   We require minimum subsequent premium payments of $100.


    The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."


    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA, MVA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1)  the make-up and size of the prospective group;
(2)  the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

* "S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB AND GMWB
    If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

    The following programs are currently available:


[diamond]  FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
           Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated to the three subaccounts as listed below. On a monthly basis, we will rebalance the contract value allocated to the three subaccounts back to the original allocation percentages in each subaccount.

           o   Franklin Income Securities Fund - 34%
           o   Mutual Shares Securities Fund - 33%
           o   Templeton Growth Securities Fund - 33%


[diamond]  PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
           PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

           o   Conservative Portfolio
           o   Moderately Conservative Portfolio
           o   Moderate Portfolio
           o   Moderately Aggressive Portfolio
           o   Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.


[diamond]  PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
           The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
           o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
           o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.


    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs. We may modify, suspend or terminate the Dollar Cost Averaging Program or offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium payments allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next valuation date.


    You must maintain a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A =  the Contact Value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contact Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
     If on the last day of the term:

[diamond]  the Contact Value is less than the guaranteed amount base; we will add an additional amount to the Contact Value equal to the difference between the Contact Value and the guaranteed amount.

[diamond]  the Contact Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contact Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond]  the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the Contact Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the Contact Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contact Value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

[diamond]  the date that any portion of the Contact Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;

[diamond]  the date that a full surrender is made;

[diamond]  the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;


[diamond]  the date the contract annuitizes; or

[diamond]  the date the contract terminates for any reason.


    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the Contact Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D =  any tax that may be due.

    After the contract anniversary following the older annuitant's 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday.

    D =  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The guaranteed annuitization value reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B =  (a) multiplied by (b), where:

         (a) = the guaranteed annuitization value immediately prior to the withdrawal less the value determined in "A" above;

         (b) = 1 minus the result of (c) divided by (d), where:

         (c) = the Contract Value after the withdrawal, and

         (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contact Value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contact Value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contact Value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and 5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide Contact Value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.


    Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENT
    If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

GMWB (EFFECTIVE MAY 1, 2007)
     GMWB guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

BENEFIT ELIGIBILITY DATE
    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

     The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

COVERED PERSON
     The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
     Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
     Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

ANNUAL BENEFIT AMOUNT
    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

BENEFIT BASE
    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
     On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

     o If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

     o If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

     o Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
     On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
     On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

CONTRACT VALUE REDUCED TO ZERO

    When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.


    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

    If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

     Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

     Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

CANCELLATION
    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

TERMINATION OF BENEFIT
    This benefit will terminate without value on the occurrence of any of the following dates:

[diamond]  the date of first death of the Covered Person(s) for the Single Life
           Option, or the date of last death of the Covered Persons for the Spousal Life Option;

[diamond]  the date there is a change of contract  Owner(s)  (or Covered  Person if the contract Owner is a non-natural person);

[diamond]  the date annuity payments commence under an Annuity Payment Option as described in the contract;

[diamond]  the date the contract to which this benefit is attached terminates;

[diamond]  the date any investment restriction is violated;

[diamond]  the date both the Contract Value and Benefit Base have been reduced to zero; or

[diamond]  the date the contract Owners elect in writing to terminate the benefit.

SURRENDER OF CONTRACT AND WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L.

    Prior to the maturity date, you may withdraw up to 10% of the Contact Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contact Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contact Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate if on any valuation date the Contact Value is zero. PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contact Value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
           The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
              b)   the Contact Value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

               a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
               b)  the Contact Value on the claim date; or
               c)  the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:

               a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or

               b)  the Contact Value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contact Value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contact Value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.


    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.



    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contact Value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contact Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.



MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------
    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contact Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contact Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contact Values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contact Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contact Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contact Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).




VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the Contract Owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.


    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the Contact Value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the Contact Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contact Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix Money Market Subaccount. When your Free Look Period expires we allocate the Contact Value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. See "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code
Section 130(d)); (vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investments in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts in the same year.


OWNER CONTROL


    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option that does not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11), applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionally from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred sales charge; and
(b) 50% of the contract value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed under IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days;
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
     PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

     PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
     Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


   We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.




    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


      We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


     This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

     PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services, and Equity Services, Incorporated, an affiliate of National Life of Vermont. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027.The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.66% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


-----------------------------------------------------------------------------
         YEAR ENDED DECEMBER 31,                       FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 million
-----------------------------------------------------------------------------
                  2005                               $1.9 million
-----------------------------------------------------------------------------

                  2006                               $1.5 million

-----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------
    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:


[diamond]  PHL Variable Insurance Company
[diamond]  Underwriter
[diamond]  Services
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)           3.00

NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-------------------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


DEATH BENEFIT OPTION 1 CONTRACTS

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                  BEGINNING                END                END OF PERIOD
                           SUBACCOUNT                             OF PERIOD             OF PERIOD              (THOUSANDS)
----------------------------------------------------------- --------------------- ---------------------- -------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.057                $1.102                    125

From 1/1/06 to 12/31/06                                            $1.102                $1.156                    563

AIM V.I. CORE EQUITY FUND - CLASS I
=========================================================== ===================== ====================== =========================
From 4/21/06* to 12/31/06                                          $1.000                $1.087                     11


DWS EQUITY 500 INDEX FUND VIP - CLASS A
=========================================================== ===================== ====================== =========================

From 8/2/05* to 12/31/05                                           $1.038                $1.044                    247
From 1/1/06 to 12/31/06                                            $1.044                $1.191                    963


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $0.994                $0.997                    531

From 1/1/06 to 12/31/06                                            $0.997                $1.026                   2,362


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=========================================================== ===================== ====================== =========================
From 10/24/05* to 12/31/05                                         $1.014                $1.028                     76

From 1/1/06 to 12/31/06                                            $1.028                $1.124                    135


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=========================================================== ===================== ====================== =========================
From 8/26/05* to 12/31/05                                          $1.038                $1.128                     96

From 1/1/06 to 12/31/06                                            $1.128                $1.243                    534


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.033                $1.084                    136

From 1/1/06 to 12/31/06                                            $1.084                $1.127                    732


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=========================================================== ===================== ====================== =========================
From 11/4/05* to 12/31/05                                          $1.040                $1.067                     14

From 1/1/06 to 12/31/06                                            $1.067                $1.124                     8

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.111                   1,093

LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.019                $1.100                     5


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.030                $1.051                    212

From 1/1/06 to 12/31/06                                            $1.051                $1.217                    946


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=========================================================== ===================== ====================== =========================
From 12/6/05* to 12/31/05                                          $1.075                $1.067                     2

From 1/1/06 to 12/31/06                                            $1.067                $1.183                     9

* Date subaccount began operations.


                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                  BEGINNING                END                END OF PERIOD
                           SUBACCOUNT                             OF PERIOD             OF PERIOD              (THOUSANDS)
----------------------------------------------------------- --------------------- ---------------------- -------------------------
MUTUAL SHARES SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 8/26/05* to 12/31/05                                          $1.023                $1.077                     96

From 1/1/06 to 12/31/06                                            $1.077                $1.259                   1,220

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.064                     25

PHOENIX CAPITAL GROWTH SERIES
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.051                $1.071                     13


PHOENIX GROWTH AND INCOME SERIES
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                            $1.040                $1.036                    116

From 1/1/06 to 12/31/06                                             $1.036                $1.199                    500


PHOENIX MID-CAP GROWTH SERIES
=========================================================== ===================== ====================== =========================
From 12/6/05* to 12/31/05                                          $1.056                $1.047                     2

From 1/1/06 to 12/31/06                                            $1.047                $1.077                     29


PHOENIX MONEY MARKET SERIES
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.002                $1.010                   1,223

From 1/1/06 to 12/31/06                                            $1.010                $1.041                   3,143


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.003                $1.011                    155

From 1/1/06 to 12/31/06                                            $1.011                $1.067                    396


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=========================================================== ===================== ====================== =========================
From 8/26/05* to 12/31/05                                          $1.004                $1.006                    168

From 1/1/06 to 12/31/06                                            $1.006                $1.050                    223


PHOENIX-ABERDEEN INTERNATIONAL SERIES
=========================================================== ===================== ====================== =========================
From 8/8/05* to 12/31/05                                           $1.068                $1.194                    100

From 1/1/06 to 12/31/06                                            $1.194                $1.501                   1,663


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=========================================================== ===================== ====================== =========================
From 12/6/05* to 12/31/05                                          $1.188                $1.161                     2

From 1/1/06 to 12/31/06                                            $1.161                $1.370                     89


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.099                $1.100                    151

From 1/1/06 to 12/31/06                                            $1.100                $1.489                    430

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.113                    324

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.087                    409

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.076                     99


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.082                $1.065                    154

From 1/1/06 to 12/31/06                                            $1.065                $1.209                    588


* Date subaccount began operations.


                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                  BEGINNING                END                END OF PERIOD
                           SUBACCOUNT                             OF PERIOD             OF PERIOD              (THOUSANDS)
----------------------------------------------------------- --------------------- ---------------------- -------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=========================================================== ===================== ====================== =========================
From 8/8/05* to 12/31/05                                           $1.068                $1.074                     79
From 1/1/06 to 12/31/06                                            $1.074                $1.239                    258


PHOENIX-VAN KAMPEN COMSTOCK SERIES
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.048                $1.251                     58

PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.042                $1.176                     21

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $0.952                     14

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.015                     5

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.033                     5

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.113                $1.225                     1


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================

From 11/4/05* to 12/31/05                                          $1.061                $1.112                     15
From 1/1/06 to 12/31/06                                            $1.112                $1.333                     93

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 1/1/06* to 12/31/06                                           $1.085                $1.306                    990


WANGER INTERNATIONAL SELECT
=========================================================== ===================== ====================== =========================
From 10/24/05* to 12/31/05                                         $1.065                $1.161                     50

From 1/1/06 to 12/31/06                                            $1.161                $1.559                     54


WANGER INTERNATIONAL SMALL CAP
=========================================================== ===================== ====================== =========================
From 8/2/05* to 12/31/05                                           $1.075                $1.171                     70

From 1/1/06 to 12/31/06                                            $1.171                $1.586                    301


WANGER SELECT
=========================================================== ===================== ====================== =========================
From 8/26/05* to 12/31/05                                          $1.028                $1.131                     62

From 1/1/06 to 12/31/06                                            $1.131                $1.337                    110


WANGER U.S. SMALLER COMPANIES
=========================================================== ===================== ====================== =========================

From 8/29/05* to 12/31/05                                          $1.038                $1.090                     45
From 1/1/06 to 12/31/06                                            $1.090                $1.161                    101

* Date subaccount began operations.
                                      C-3


DEATH BENEFIT OPTION 2 CONTRACTS


                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                  BEGINNING                END                END OF PERIOD
                           SUBACCOUNT                             OF PERIOD             OF PERIOD              (THOUSANDS)
----------------------------------------------------------- --------------------- ---------------------- -------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $0.995                $0.996                     52

From 01/01/06 to 12/31/06                                          $0.996                $1.022                    489

FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.026                $1.120                     11

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.127                $1.239                     55


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $0.995                $1.082                     13

From 01/01/06 to 12/31/06                                          $1.082                $1.123                    165

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.109                    325

LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.017                $1.096                     1


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $0.999                $1.049                     51

From 01/01/06 to 12/31/06                                          $1.049                $1.212                    179

MUTUAL SHARES SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.076                $1.254                    317

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $1.062                     4

PHOENIX GROWTH AND INCOME SERIES

=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $0.990                $1.035                     10

From 01/01/06 to 12/31/06                                          $1.035                $1.194                     94


PHOENIX MONEY MARKET SERIES
=========================================================== ===================== ====================== =========================
From 10/24/05* to 12/31/05                                         $1.005                $1.008                     6

From 01/01/06 to 12/31/06                                          $1.008                $1.037                    225


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=========================================================== ===================== ====================== =========================
From 9/6/05* to 12/31/05                                           $1.014                $1.010                    135

From 01/01/06 to 12/31/06                                          $1.010                $1.063                    187

PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.005                $1.046                     2


PHOENIX-ABERDEEN INTERNATIONAL SERIES
=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $1.117                $1.192                     2

From 01/01/06 to 12/31/06                                          $1.192                $1.496                    337


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=========================================================== ===================== ====================== =========================
From 9/6/05* to 12/31/05                                           $1.075                $1.098                    127

From 01/01/06 to 12/31/06                                          $1.098                $1.483                    201


* Date subaccount began operations.

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                  BEGINNING                END                END OF PERIOD
                           SUBACCOUNT                             OF PERIOD             OF PERIOD              (THOUSANDS)
----------------------------------------------------------- --------------------- ---------------------- -------------------------

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.111                     63

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.085                    289


PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
=========================================================== ===================== ====================== =========================
From 2/3/06* to 12/31/06                                           $1.000                $1.073                    459

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=========================================================== ===================== ====================== =========================

From 9/6/05* to 12/31/05                                           $1.064                $1.064                    129

From 01/01/06 to 12/31/06                                          $1.064                $1.204                    212


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=========================================================== ===================== ====================== =========================
From 10/10/05* to 12/31/05                                         $1.022                $1.073                     2

From 01/01/06 to 12/31/06                                          $1.073                $1.234                     64

PHOENIX-VAN KAMPEN COMSTOCK SERIES
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.046                $1.246                     5

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
=========================================================== ===================== ====================== =========================
From 4/28/06* to 12/31/06                                          $1.000                $0.950                    0.4

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.084                $1.300                    269

WANGER INTERNATIONAL SELECT
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.159                $1.553                     10


WANGER INTERNATIONAL SMALL CAP
=========================================================== ===================== ====================== =========================
From 9/6/05* to 12/31/05                                           $1.115                $1.170                    137

From 01/01/06 to 12/31/06                                          $1.170                $1.580                    182

WANGER SELECT
=========================================================== ===================== ====================== =========================
From 01/01/06* to 12/31/06                                         $1.129                $1.331                     33

WANGER U.S. SMALLER COMPANIES

=========================================================== ===================== ====================== =========================

From 01/01/06* to 12/31/06                                         $1.089                $1.157                     44

* Date subaccount began operations.
                                      C-5

                                     PART B

                                                                     [VERSION A]

                             THE BIG EDGE CHOICE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION



HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                   P.O. Box 8027
                                                Boston, Massachusetts 02266-8027




                                   May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company...........................................      2

Underwriter..............................................................      2


Services.................................................................      2


Performance History......................................................      2

Calculation of Yield and Return..........................................      5

Calculation of Annuity Payments .........................................      6

Experts .................................................................      7

Separate Account Financial Statements....................................   SA-1

Company Financial Statements.............................................    F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                       FEE PAID
----------------------------------------------------------------------------
                  2004                              $2.2 Million
----------------------------------------------------------------------------
                  2005                              $1.9 Million
----------------------------------------------------------------------------

                  2006                              $1.5 Million

----------------------------------------------------------------------------


OTHER SERVICE PROVIDERS
    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


----------------------------------------------------------------------------

        YEAR ENDED DECEMBER 31,                       FEE PAID
----------------------------------------------------------------------------
                  2004                                $ 98,275
----------------------------------------------------------------------------
                  2005                                $ 86,000
----------------------------------------------------------------------------
                  2006                                $101,000

----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 3/30/2001        -1.93%          1.50%                    0.82%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                          4/21/2006                                                 1.72%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       12/1/2004         2.64%                                   5.42%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           6/5/2000        10.06%          3.21%                   -4.32%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                          10/29/2001         6.60%          3.49%                    4.80%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   7/15/1999        -3.92%          1.86%                    3.50%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                7/15/1999         2.24%          6.82%                    3.02%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                6/5/2000         2.96%          9.32%                    3.78%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                         6/5/2000        -2.85%          2.07%                   -3.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                       6/5/2000        -1.53%         -0.78%                   -5.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                    4/28/2006                                                 4.00%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              4/25/2005         7.10%                                   9.07%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               4/20/2005         0.87%                                   2.58%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                            4/20/2005         8.22%                                   9.83%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005         3.56%                                   9.93%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/2/1998         9.24%          7.75%                    8.47%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006                                                -9.74%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            4/28/2006                                                -1.12%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006                                                -4.85%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              4/28/2006                                                -0.42%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006                                                -6.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/7/1994        -4.77%         -0.97%      0.05%         3.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998         8.13%          3.63%                    4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998        -3.93%         -2.17%                    3.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        12/7/1994        -3.67%         -0.34%      1.90%         2.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/7/1994        -1.42%          5.52%      4.78%         6.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003        -2.47%                                   1.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                12/7/1994         3.98%          3.11%      6.47%         7.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              12/7/1994        17.55%         12.85%      7.66%         8.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002        10.23%                                  16.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995        26.51%         24.14%     14.83%        16.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                                 4.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                                 1.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                                -2.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                                 0.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998       6.03%          11.42%                     7.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000       7.73%          12.60%                    14.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998      11.57%           4.42%                     7.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997       5.39%           2.24%                     3.64%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006                                               -10.88%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    4/28/2006                                                -4.97%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                   4/28/2006                                                -3.26%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           6/2/2003         2.78%                                  11.44%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        5/1/1997        18.21%         22.71%                    3.14%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/1/1997        12.07%          8.80%                    6.20%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              5/1/1997        11.76%         10.35%                    7.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    5/1/1997        12.41%          8.14%                    8.04%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/28/2006                                                 0.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                         2/1/1999        25.52%         16.05%                   13.67%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      5/1/1995        26.60%         20.02%     13.48%        16.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                       2/1/1999        10.46%         11.23%                   13.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       5/1/1995        -0.47%          8.61%     10.14%        13.48%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                                                 NON-STANDARDIZED ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997     1998     1999     2000     2001       2002    2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         11.96%    17.67%   42.64%  -12.12%   -24.34%  -25.40%    27.74%    5.16%    7.35%   4.84%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                  24.00%    25.94%   32.42%  -15.72%   -23.89%  -16.74%    22.73%    7.48%    3.88%  15.11%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                        -12.32%    25.58%   12.26%    6.14%   9.72%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio  18.04%    55.68%   75.63%  -25.87%   -17.10%  -34.82%    32.87%    6.70%   12.88%  17.63%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             26.96%   18.74%  -10.47%   -13.41%  -23.39%    26.40%    9.07%    3.24%  13.94%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                               7.10%     6.19%   -1.94%    9.48%     5.56%    7.55%     0.96%    2.19%    0.63%   2.71%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                             12.28%     1.30%    0.92%  -10.27%    -0.02%   -0.01%    20.54%    8.94%    1.25%   9.29%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.16%   22.45%   -7.99%   -13.57%  -10.67%    26.59%   13.75%   15.25%  10.06%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio          22.81%    2.76%  -18.31%   -15.63%  -22.99%    27.88%    5.59%    7.37%   3.86%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.48%   35.41%  -12.29%   -18.86%  -31.16%    30.96%    1.84%    4.23%   5.27%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                      6.81%    8.69%     3.63%    2.89%    0.69%   2.88%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.80%    -0.62%   -1.97%    29.92%   12.30%    0.22%  16.63%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.54%    3.69%   19.40%    17.00%  -18.80%    35.35%   13.32%    2.57%  14.48%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                       6.45%    16.39%    6.41%   -0.08%   7.83%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio    22.96%    11.35%   15.14%   14.20%    -8.00%  -19.15%    29.22%   11.11%    1.83%  15.67%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.37%     6.57%  -11.02%    23.05%   22.34%    6.74%  10.69%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  7.81%   10.93%     5.57%  -13.02%    23.43%   11.08%    9.04%  16.76%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                             23.36%   10.35%    1.50%   3.82%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                             29.60%   13.97%    6.68%  11.48%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                 -28.08%    28.91%    5.16%    3.43%   6.21%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                           -13.38%  -23.43%    40.91%   17.25%   12.51%  15.76%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                -17.08%    42.28%   17.55%    8.22%  13.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series              19.45%    28.12%   27.92%  -18.91%   -35.49%  -25.85%    24.75%    3.53%    2.29%   1.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.42%   -7.88%    -9.44%  -23.58%    25.71%    8.96%    3.37%  15.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.67%   12.20%   -26.32%  -33.43%    27.06%    5.26%    2.75%   2.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 3.76%     3.67%    3.40%    4.59%     2.39%    0.03%    -0.70%   -0.59%    1.17%   2.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series    9.57%    -5.46%    4.02%    5.03%     4.63%    8.49%    13.00%    5.37%    0.39%   5.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   3.89%   -0.03%   4.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series        19.10%    19.15%    9.75%   -0.78%     0.46%  -12.79%    18.23%    5.98%    0.39%  11.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      10.53%    26.20%   27.75%  -16.96%   -25.10%  -15.98%    30.05%   19.12%   16.95%  25.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                               51.28%    0.72%   14.06%  17.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                          20.41%   -22.28%    3.35%   29.02%     5.15%   10.54%    36.37%   32.84%   13.52%  35.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.51%   15.32%    21.29%   -9.81%    39.04%   18.75%    6.26%  13.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                           14.17%   -9.79%    41.89%   20.99%    5.99%  15.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.64%   30.39%   -19.10%  -23.01%    22.17%   11.36%    3.98%  19.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           29.90%   17.22%  -12.68%   -13.12%  -24.74%    24.50%    8.33%    2.27%  12.65%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                           28.12%    9.19%   12.15%   9.86%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                      -30.35%   -22.12%   51.21%  -32.99%    -9.36%   -1.52%    50.89%   23.00%   25.68%  26.33%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund          12.12%     8.08%   21.57%   -3.70%   -17.16%  -19.68%    30.40%   16.90%    8.66%  19.78%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund     13.74%     4.66%   20.89%   -1.32%   -11.19%   -5.70%    30.14%   14.13%    2.14%  19.45%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           10.10%    -0.39%   27.06%    5.72%    -2.67%  -19.61%    30.32%   14.43%    7.37%  20.14%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    9.99%    5.92%  11.04%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.92%   -27.63%  -16.46%    39.30%   22.63%   14.83%  34.14%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap             -2.81%    14.75%  123.45%  -28.84%   -22.36%  -15.02%    46.82%   28.48%   19.86%  35.28%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           7.97%     7.59%   -8.89%    28.93%   17.67%    8.98   18.06%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies              27.68%     7.21%   23.38%   -9.42%     9.85%  -17.95%    41.25%   16.71%    9.73%   6.40%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


    The following example of a return/yield calculation for the Phoenix Money Market Subaccount was based on the 7-day period ending December 31, 2006.

Value of hypothetical pre-existing account with exactly one Unit


   at the beginning of the period:..............................        1.000000
Value of the same account (excluding capital changes) at the

   end of the 7-day period:.....................................        1.000611

Calculation:


   Ending account value.........................................        1.000611
   Less beginning account value.................................        1.000000
   Net change in account value..................................        0.000611

Base period return:


   (net change/beginning account value).........................        0.000611
Current yield = return x (365/7) =..............................           3.19%
Effective yield = [(1 + return)365/7] -1 =......................           3.24%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

1.  we assume a hypothetical $1,000 initial investment in the subaccount;

2. we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

3. we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

4. to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II      =     a hypothetical initial payment of $1,000
    R       =     average annual total return for the period
    n       =     number of years in the period
    ERV     =     ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one-, five-, and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      The New York Times
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENT
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Assistant Secretary, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

---------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                         [LOGO]
                                                                        PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT




                                                                   PHL VARIABLE
                                                            ACCUMULATION ACCOUNT

                                                               December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Assets:
    Investments at fair value                        $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
        Shares                                     {       2,311,240 }  {        567,873 }   {       606,602 }   {        396,647 }
        Cost                                       { $    50,576,218 }  { $   14,276,113 }   { $   8,151,123 }   { $   10,462,377 }

    Total Assets                                     $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
                                                  --------------------- --------------------- ------------------ -------------------


Liabilities:
    Payable to PHL Variable Insurance Company        $           106      $            -       $           -       $            -
                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
Net Assets:
    Accumulation Units                               $    60,482,015      $   15,422,096       $   8,059,615       $   16,326,430
    Contracts in payout (annuitization period)       $       118,596      $       35,404       $     141,618       $      126,458

                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
                                                  ===================== ===================== ================== ===================

             Units Outstanding                            27,148,834          14,232,315           6,924,490            9,640,001
                                                  ===================== ===================== ================== ===================


             Unit Value
               Asset Manager Option 1                $           -        $          -         $        1.21       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.31      $         1.08       $        1.18       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.16      $         1.09       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $          1.15      $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.15      $          -         $         -         $          -
               Phoenix Income Choice(R)              $          2.10      $         1.09       $        1.19       $         2.31
               Phoenix Investor's Edge(R) Option (1) $          2.28      $         1.08       $        1.18       $         2.48
               Phoenix Investor's Edge(R) Option (2) $          2.27      $         1.08       $        1.17       $         2.46
               Phoenix Investor's Edge(R) Option (3) $          2.25      $         1.08       $        1.17       $         2.44
               Phoenix Investor's Edge(R) Option (4) $          2.26      $         1.08       $        1.17       $          -
               Phoenix Premium Edge(R)               $          1.95      $         1.08       $        1.18       $         1.53
               Phoenix Spectrum Edge(R) Option (1)   $          2.35      $         1.09       $        1.19       $         2.55
               Phoenix Spectrum Edge(R) Option (2)   $          2.33      $         1.09       $        1.19       $         2.53
               Phoenix Spectrum Edge(R) Option (3)   $          2.31      $         1.09       $        1.18       $         2.51
               Phoenix Spectrum Edge(R) Option (4)   $          2.33      $         1.09       $         -         $          -
               Retirement Planner's Edge             $          2.08      $         1.09       $        1.18       $         1.51
               The Big Edge Choice(R)                $          2.10      $         1.09       $        1.18       $         1.55
               The Phoenix Edge(R)--VA Option (1)    $          2.05      $         1.09       $        1.20       $         1.61
               The Phoenix Edge(R)--VA Option (2)    $          2.00      $         1.09       $        1.19       $         1.56
               The Phoenix Edge(R)--VA Option (3)    $          2.09      $         1.09       $        1.18       $         1.55


                       See Notes to Financial Statements
                                     SA - 1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------

Assets:
    Investments at fair value                        $    79,149,669      $  209,018,577       $  23,709,237       $  100,303,484
        Shares                                     {       5,287,219 }  {     18,431,975 }   {     3,020,284 }   {      3,196,414 }
        Cost                                       { $    64,086,647 }  { $  209,598,586 }   { $  23,230,592 }   { $   78,381,378 }

                                                    -----------------    ----------------     ---------------     ----------------
    Total Assets                                     $    79,149,669      $  209,018,577        $ 23,709,237       $  100,303,484

Liabilities:
    Payable to PHL Variable Insurance Company        $           224      $          501       $         -         $            2
                                                    -----------------    ----------------     ---------------     ----------------

             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
Net Assets:
    Accumulation Units                               $    77,189,424      $  208,262,399       $  23,643,129       $  100,006,220
    Contracts in payout (annuitization period)       $     1,960,021      $      755,677       $      66,108       $      297,262

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            32,361,856          91,224,103           8,837,677           35,545,625
                                                    =================    ================     ===============     ================


             Unit Value

               Asset Manager Option 1                $           -        $         2.26       $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.14       $          -
               Freedom Edge(R)                       $          1.42      $         1.06       $        1.28       $         1.61
               Phoenix Dimensions(SM) Option (1)     $          1.19      $         1.03       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (2)     $          1.19      $         1.02       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.18      $         1.02       $         -         $          -
               Phoenix Income Choice(R)              $          2.66      $         2.38       $        2.89       $         3.17
               Phoenix Income Choice(R) with GPAF    $          1.25      $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.49      $         2.24       $        2.85       $         3.30
               Phoenix Investor's Edge(R) Option (2) $          2.47      $         2.22       $        2.83       $         3.28
               Phoenix Investor's Edge(R) Option (3) $          2.45      $         2.21       $        2.81       $         3.25
               Phoenix Investor's Edge(R) Option (4) $          2.46      $         2.22       $        2.82       $         3.27
               Phoenix Premium Edge(R)               $          2.61      $         2.52       $        2.61       $         2.59
               Phoenix Spectrum Edge(R) Option (1)   $          2.56      $         2.31       $        2.93       $         3.40
               Phoenix Spectrum Edge(R) Option (2)   $          2.54      $         2.29       $        2.91       $         3.37
               Phoenix Spectrum Edge(R) Option (3)   $          2.52      $         2.27       $        2.89       $         3.34
               Phoenix Spectrum Edge(R) Option (4)   $          2.53      $         2.28       $        2.90       $         3.36
               Retirement Planner's Edge             $          2.64      $         2.62       $        2.63       $         2.66
               The Big Edge Choice(R)                $          2.64      $         2.63       $        2.57       $         2.63
               The Phoenix Edge(R)--VA Option (1)    $          2.71      $         2.77       $        2.75       $         2.74
               The Phoenix Edge(R)--VA Option (2)    $          2.66      $         2.66       $        2.69       $         2.65
               The Phoenix Edge(R)--VA Option (3)    $          2.65      $         2.67       $        2.70       $         2.63

                       See Notes to Financial Statements
                                     SA - 2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Assets:
      Investments at fair value                      $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644
          Shares                                   {       2,351,367 }  {      1,011,590 }   {       517,448 }   {        254,342 }
          Cost                                     { $    38,528,558 }  { $   29,196,643 }   { $   8,595,426 }   { $    3,985,944 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644

Liabilities:
      Payable to PHL Variable Insurance Company      $           105      $            1       $         -         $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989         $ 8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    42,569,213      $   36,053,299       $   8,982,901       $    4,397,412
      Contracts in payout (annuitization period)     $        84,504      $       80,690       $         -         $        5,232

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989       $   8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            19,629,269          20,602,654           8,119,458            3,521,321
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.93       $         -         $         -
               Asset Manager Option 2                $           -        $         2.90       $         -         $         -
               Freedom Edge(R)                       $          1.30      $         1.24       $        1.11       $         1.25
               Phoenix Dimensions(SM) Option (1)     $          1.13      $         1.12       $        1.11       $         -
               Phoenix Dimensions(SM) Option (2)     $          1.12      $          -         $        1.11       $         -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $         -
               Phoenix Dimensions(SM) Option (4)     $          1.12      $          -         $        1.11       $         -
               Phoenix Income Choice(R)              $          2.21      $         1.87       $         -         $         1.25
               Phoenix Investor's Edge(R) Option (1) $          2.32      $         2.01       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (2) $          2.31      $         2.00       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (3) $          2.29      $         1.98       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (4) $          2.30      $         1.99       $         -         $         1.24
               Phoenix Premium Edge(R)               $          1.62      $         1.34       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (1)   $          2.39      $         2.07       $        1.11       $         1.26
               Phoenix Spectrum Edge(R) Option (2)   $          2.37      $         2.05       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (3)   $          2.35      $         2.04       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (4)   $          2.37      $         2.05       $         -         $         1.25
               Retirement Planner's Edge             $          1.90      $         1.37       $        1.11       $         1.25
               The Big Edge Choice(R)                $          1.66      $         1.40       $        1.04       $         1.25
               The Phoenix Edge(R)--VA Option (1)    $          1.74      $         1.43       $        1.11       $         1.26
               The Phoenix Edge(R)--VA Option (2)    $          1.67      $         1.42       $        1.11       $         1.25
               The Phoenix Edge(R)--VA Option (3)    $          1.66      $         1.37       $        1.11       $         1.25

                       See Notes to Financial Statements
                                     SA - 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Assets:
      Investments at fair value                      $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395
          Shares                                   {       1,357,398 }  {      4,409,082 }   {       886,694 }   {      2,618,096 }
          Cost                                     { $    15,827,378 }  { $  117,393,619 }   { $  17,689,924 }   { $   41,674,301 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          158       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    15,955,391      $  129,032,267       $  19,246,094       $   53,477,933
      Contracts in payout (annuitization period)           $ 116,186      $      330,014       $      66,114       $      114,461

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            14,611,332         106,570,528          16,131,629           19,108,590
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.10      $         1.21       $        1.19       $         1.57
               Phoenix Dimensions(SM) Option (1)     $          1.10      $         1.22       $        1.18       $         1.26
               Phoenix Dimensions(SM) Option (2)     $          1.10      $         1.21       $         -         $         1.25
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.21       $         -         $         1.25
               Phoenix Income Choice(R)              $          1.10      $         1.21       $        1.20       $         2.98
               Phoenix Investor's Edge(R) Option (1) $          1.10      $         1.21       $        1.19       $         3.08
               Phoenix Investor's Edge(R) Option (2) $          1.09      $         1.20       $        1.19       $         3.06
               Phoenix Investor's Edge(R) Option (3) $          1.09      $         1.20       $        1.18       $         3.04
               Phoenix Investor's Edge(R) Option (4) $          1.09      $         1.20       $        1.19       $         3.05
               Phoenix Premium Edge(R)               $          1.10      $         1.21       $        1.19       $         3.28
               Phoenix Spectrum Edge(R) Option (1)   $          1.11      $         1.22       $        1.20       $         3.17
               Phoenix Spectrum Edge(R) Option (2)   $          1.10      $         1.21       $        1.20       $         3.15
               Phoenix Spectrum Edge(R) Option (3)   $          1.10      $         1.21       $        1.20       $         3.12
               Phoenix Spectrum Edge(R) Option (4)   $          1.10      $         1.21       $        1.20       $          -
               Retirement Planner's Edge             $          1.10      $         1.21       $        1.20       $         3.62
               The Big Edge Choice(R)                $          1.10      $         1.21       $        1.20       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.11      $         1.22       $        1.21       $         3.71
               The Phoenix Edge(R)--VA Option (2)    $          1.10      $         1.21       $        1.20       $         3.58
               The Phoenix Edge(R)--VA Option (3)    $          1.10      $         1.21       $        1.20       $         3.65

                       See Notes to Financial Statements
                                     SA - 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Assets:
      Investments at fair value                      $       36,749       $      533,807       $     375,034        $    1,162,497
          Shares                                   {          2,530 }   {         27,138 }   {         9,127 }    {         31,856 }
          Cost                                     { $       36,130 }   { $      491,307 }   { $     357,359 }    { $    1,094,379 }

                                                    ----------------     ----------------     ---------------      ----------------
      Total Assets                                   $       36,749       $      533,807       $     375,034        $    1,162,497

Liabilities:
      Payable to PHL Variable Insurance Company      $          -         $          -         $         -          $          -
                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
Net Assets:
      Accumulation Units                             $       36,749       $      533,807       $     375,034        $    1,162,497
      Contracts in payout (annuitization period)     $          -         $          -         $         -          $          -

                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
                                                    ================     ================     ===============      ================
             Units Outstanding                               38,136              505,949             368,657             1,094,448
                                                    ================     ================     ===============      ================

             Unit Value
               Asset Manager Option 1                $          -         $          -         $         -          $          -
               Asset Manager Option 2                $          -         $          -         $         -          $          -
               Freedom Edge(R)                       $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (1)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (2)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (3)     $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (4)     $          -         $          -         $         -          $         1.06
               Phoenix Income Choice(R)              $          -         $          -         $         -          $          -
               Phoenix Investor's Edge(R) Option (1) $          -         $         1.05       $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (2) $         0.96       $          -         $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (3) $          -         $          -         $         -          $         1.06
               Phoenix Investor's Edge(R) Option (4) $          -         $          -         $         -          $          -
               Phoenix Premium Edge(R)               $         0.96       $         1.05       $        1.01        $         1.06
               Phoenix Spectrum Edge(R) Option (1)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (2)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (3)   $          -         $          -         $         -          $          -
               Phoenix Spectrum Edge(R) Option (4)   $          -         $          -         $         -          $          -
               Retirement Planner's Edge             $         0.96       $         1.06       $        1.02        $         1.06
               The Big Edge Choice(R)                $          -         $         1.04       $        1.03        $         1.06
               The Phoenix Edge(R)--VA Option (1)    $         0.97       $         1.06       $        1.02        $         1.07
               The Phoenix Edge(R)--VA Option (2)    $          -         $         1.06       $        1.02        $         1.06
               The Phoenix Edge(R)--VA Option (3)    $          -         $          -         $        1.02        $         1.06

                       See Notes to Financial Statements
                                     SA - 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE    PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES           GROWTH SERIES        INCOME SERIES      GROWTH SERIES
                                                    -----------------   -----------------   ------------------  ------------------
Assets:
      Investments at fair value                      $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023
          Shares                                   {          22,288 }  {      6,424,135 }   {     7,470,262 }   {      2,679,617 }
          Cost                                     { $       405,888 }  { $  122,518,524 }   { $  86,862,963 }   { $   39,256,932 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $          87       $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       423,016      $   97,534,497       $ 107,909,605       $   36,019,506
      Contracts in payout (annuitization period)     $           -        $      203,531       $     491,343       $       56,517

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               422,527          74,964,373          49,151,941           22,322,537
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.26       $          -
               Freedom Edge(R)                       $           -        $         1.15       $        1.45       $         1.18
               Phoenix Dimensions(SM) Option (1)     $           -        $         1.07       $        1.20       $         1.08
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $        1.19       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.00      $          -         $        1.19       $         1.07
               Phoenix Income Choice(R)              $           -        $         1.75       $        2.39       $         1.59
               Phoenix Investor's Edge(R) Option (1) $          1.00      $         1.99       $        2.51       $         1.89
               Phoenix Investor's Edge(R) Option (2) $          0.99      $         1.97       $        2.49       $         1.88
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.95       $        2.47       $         1.86
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.97       $        2.48       $         1.87
               Phoenix Premium Edge(R)               $          1.00      $         1.02       $        2.07       $         1.22
               Phoenix Spectrum Edge(R) Option (1)   $          1.00      $         2.04       $        2.58       $         1.95
               Phoenix Spectrum Edge(R) Option (2)   $          1.00      $         2.03       $        2.56       $         1.93
               Phoenix Spectrum Edge(R) Option (3)   $           -        $         2.01       $        2.54       $         1.92
               Phoenix Spectrum Edge(R) Option (4)   $           -        $         2.02       $        2.55       $         1.93
               Retirement Planner's Edge             $          1.00      $         1.31       $        2.26       $         2.21
               The Big Edge Choice(R)                $          1.04      $         1.23       $        1.43       $         1.35
               The Phoenix Edge(R)--VA Option (1)    $          1.00      $         1.31       $        2.34       $         2.23
               The Phoenix Edge(R)--VA Option (2)    $          1.00      $         1.27       $        2.25       $         2.15
               The Phoenix Edge(R)--VA Option (3)    $          1.00      $         1.26       $        2.33       $         1.74

                       See Notes to Financial Statements
                                      SA - 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   ----------------   ------------------- --------------------
Assets:
      Investments at fair value                      $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876
          Shares                                   {       6,931,688 }  {     12,053,807 }   {     3,260,128 }   {      5,720,858 }
          Cost                                     { $    69,316,904 }  { $  113,027,213 }   { $  32,660,223 }   { $   80,785,685 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876

Liabilities:
      Payable to PHL Variable Insurance Company      $           239      $           89       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   69,316,665       $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    68,809,786      $  110,974,000       $  32,623,949       $   75,613,519
      Contracts in payout (annuitization period)     $       506,879      $      490,265       $      13,012       $      463,356

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    69,316,665      $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            37,587,157          43,905,039          29,620,877           32,979,714
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.77       $         -         $          -
               Asset Manager Option 2                $          2.11      $         2.74       $         -         $         2.88
               Freedom Edge(R)                       $          1.02      $         1.17       $        1.11       $         1.27
               Phoenix Dimensions(SM) Option (1)     $          1.04      $         1.07       $        1.05       $          -
               Phoenix Dimensions(SM) Option (2)     $          1.04      $         1.06       $        1.05       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.03      $         1.06       $         -         $          -
               Phoenix Income Choice(R)              $          2.09      $         2.81       $        1.11       $         2.47
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.03      $         2.69       $        1.10       $         2.43
               Phoenix Investor's Edge(R) Option (2) $          2.01      $         2.67       $        1.09       $         2.42
               Phoenix Investor's Edge(R) Option (3) $          2.00      $         2.65       $        1.08       $         2.40
               Phoenix Investor's Edge(R) Option (4) $          2.01      $         2.66       $        1.09       $         2.41
               Phoenix Premium Edge(R)               $          2.13      $         2.91       $        1.10       $         2.39
               Phoenix Spectrum Edge(R) Option (1)   $          2.09      $         2.77       $        1.12       $         2.50
               Phoenix Spectrum Edge(R) Option (2)   $          2.07      $         2.74       $        1.11       $         2.48
               Phoenix Spectrum Edge(R) Option (3)   $          2.06      $         2.72       $        1.11       $         2.47
               Phoenix Spectrum Edge(R) Option (4)   $          2.07      $         2.74       $        1.11       $         2.48
               Retirement Planner's Edge             $          2.23      $         3.05       $        1.11       $         2.55
               The Big Edge Choice(R)                $          1.29      $         1.89       $        1.09       $         2.12
               The Phoenix Edge(R)--VA Option (1)    $          2.32      $         3.20       $        1.13       $         2.75
               The Phoenix Edge(R)--VA Option (2)    $          2.25      $         3.11       $        1.11       $         2.63
               The Phoenix Edge(R)--VA Option (3)    $          2.23      $         2.94       $        1.11       $         2.59

                       See Notes to Financial Statements
                                      SA - 7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                   PHOENIX-S&P
                                                                                               PHOENIX-DUFF &      DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Assets:
      Investments at fair value                      $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370
          Shares                                   {      13,790,955 }  {      1,920,158 }   {     3,098,173 }   {        807,026 }
          Cost                                     { $   217,773,315 }  { $   30,731,140 }   { $  69,184,618 }   { $    8,404,362 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $            -       $          59       $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $   244,929,923      $   35,706,137       $ 109,987,515       $    8,997,370
      Contracts in payout (annuitization period)     $       546,330      $      105,039       $     332,940       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            74,181,073           8,834,141          17,100,837            8,086,296
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $          4.56      $          -         $        5.87       $          -
               Asset Manager Option 2                $           -        $         4.22       $         -         $          -
               Freedom Edge(R)                       $          2.05      $         1.54       $        2.37       $         1.11
               Phoenix Dimensions(SM) Option (1)     $          1.50      $         1.37       $        1.49       $         1.11
               Phoenix Dimensions(SM) Option (2)     $          1.50      $         1.36       $        1.48       $         1.11
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.49      $         1.36       $        1.48       $         1.11
               Phoenix Income Choice(R)              $          3.52      $         4.13       $        6.38       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          3.86      $         4.06       $        6.20       $         1.11
               Phoenix Investor's Edge(R) Option (2) $          3.83      $         4.03       $        6.15       $         1.11
               Phoenix Investor's Edge(R) Option (3) $          3.80      $         4.00       $        6.10       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.82      $         4.02       $        6.13       $          -
               Phoenix Premium Edge(R)               $          2.40      $         4.07       $        7.28       $         1.11
               Phoenix Spectrum Edge(R) Option (1)   $          3.97      $         4.16       $        6.37       $         1.11
               Phoenix Spectrum Edge(R) Option (2)   $          3.94      $         4.13       $        6.32       $         1.11
               Phoenix Spectrum Edge(R) Option (3)   $          3.91      $         4.10       $        6.28       $         1.11
               Phoenix Spectrum Edge(R) Option (4)   $          3.93      $         4.12       $        6.31       $          -
               Retirement Planner's Edge             $          2.78      $         4.10       $        9.00       $         1.11
               The Big Edge Choice(R)                $          2.51      $         4.11       $        5.56       $          -
               The Phoenix Edge(R)--VA Option (1)    $          2.91      $         4.19       $        9.25       $         1.12
               The Phoenix Edge(R)--VA Option (2)    $          2.77      $         4.13       $        8.94       $         1.11
               The Phoenix Edge(R)--VA Option (3)    $          2.61      $         4.11       $        8.48       $          -

                       See Notes to Financial Statements
                                      SA - 8

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Assets:
      Investments at fair value                      $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516
          Shares                                   {         792,905 }  {        295,338 }   {       642,257 }   {      5,038,157 }
          Cost                                     { $     8,145,649 }  { $    2,981,106 }   { $   6,574,526 }   { $   60,769,744 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516

Liabilities:
      Payable to PHL Variable Insurance Company      $            61      $          -         $         -         $           51
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     6,800,557      $    3,075,468       $   6,885,859       $   70,962,562
      Contracts in payout (annuitization period)     $     1,815,872      $          -         $         -         $      195,903

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
               Units Outstanding                           7,937,007           2,948,888           6,417,418           19,887,940
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         4.07
               Asset Manager Option 2                $           -        $          -         $         -         $         4.03
               Freedom Edge(R)                       $           -        $         1.04       $        1.07       $         1.71
               Phoenix Dimensions(SM) Option (1)     $          1.09      $          -         $        1.08       $         1.21
               Phoenix Dimensions(SM) Option (2)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Income Choice(R)              $          1.09      $          -         $         -         $         4.04
               Phoenix Investor's Edge(R) Option (1) $          1.08      $         1.04       $        1.07       $         3.76
               Phoenix Investor's Edge(R) Option (2) $          1.08      $         1.04       $        1.07       $         3.73
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.04       $        1.07       $         3.70
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.04       $        1.07       $         3.72
               Phoenix Premium Edge(R)               $          1.08      $         1.04       $        1.07       $         4.88
               Phoenix Spectrum Edge(R) Option (1)   $          1.09      $         1.05       $        1.08       $         3.87
               Phoenix Spectrum Edge(R) Option (2)   $          1.09      $         1.05       $        1.08       $         3.84
               Phoenix Spectrum Edge(R) Option (3)   $          1.09      $          -         $        1.07       $         3.81
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $         -         $         3.83
               Retirement Planner's Edge             $           -        $         1.04       $        1.07       $         4.99
               The Big Edge Choice(R)                $          1.04      $         1.03       $        1.04       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.09      $         1.05       $        1.08       $         5.24
               The Phoenix Edge(R)--VA Option (2)    $          1.09      $         1.05       $        1.08       $         5.53
               The Phoenix Edge(R)--VA Option (3)    $           -        $         1.04       $         -         $         4.79

                       See Notes to Financial Statements
                                      SA - 9

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Assets:
      Investments at fair value                      $    45,913,247      $   51,685,008       $  64,412,217       $      461,306
          Shares                                   {       2,695,176 }  {      3,768,650 }   {     5,046,649 }   {         40,825 }
          Cost                                     { $    39,541,592 }  { $   48,280,091 }   { $  54,571,141 }   { $      493,654 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    45,913,247      $   51,685,008       $  64,412,217       $      461,306

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          1         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    45,858,055      $   51,501,417       $  31,832,341       $      461,306
      Contracts in payout (annuitization period)     $        55,192           $ 183,590       $  32,579,876       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                           $ 45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            11,111,956          19,854,818          32,874,701              481,362
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         3.24       $         -         $          -
               Asset Manager Option 2                $           -        $         3.20       $         -         $          -
               Freedom Edge(R)                       $          1.80      $         1.48       $        1.37       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.24      $         1.25       $        1.18       $         0.95
               Phoenix Dimensions(SM) Option (2)     $          1.23      $         1.25       $         -         $         0.95
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.23      $          -         $        1.17       $          -
               Phoenix Income Choice(R)              $          4.02      $         2.36       $        2.23       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $        2.10       $          -
               Phoenix Investor's Edge(R) Option (1) $          3.97      $         2.64       $        2.34       $         0.95
               Phoenix Investor's Edge(R) Option (2) $          3.94      $         2.62       $        2.32       $         0.95
               Phoenix Investor's Edge(R) Option (3) $          3.91      $         2.60       $        2.31       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.93      $         2.61       $        2.32       $          -
               Phoenix Premium Edge(R)               $          4.14      $         2.45       $        1.81       $         0.95
               Phoenix Spectrum Edge(R) Option (1)   $          4.08      $         2.72       $        2.41       $         0.95
               Phoenix Spectrum Edge(R) Option (2)   $          4.05      $         2.69       $        2.39       $         0.95
               Phoenix Spectrum Edge(R) Option (3)   $          4.02      $         2.67       $        2.37       $         0.95
               Phoenix Spectrum Edge(R) Option (4)   $          4.04      $         2.69       $        2.38       $          -
               Retirement Planner's Edge             $          4.31      $         2.90       $        1.92       $         0.95
               The Big Edge Choice(R)                $          4.64      $         1.84       $        1.41       $         1.00
               The Phoenix Edge(R)--VA Option (1)    $          4.80      $         3.49       $        1.97       $         0.95
               The Phoenix Edge(R)--VA Option (2)    $          4.36      $         3.31       $        1.90       $         0.95
               The Phoenix Edge(R)--VA Option (3)    $          4.60      $         2.95       $        1.87       $         0.95

                       See Notes to Financial Statements
                                      SA - 10

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Assets:
      Investments at fair value                      $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
          Shares                                   {          44,406 }  {        546,004 }   {       213,312 }   {        302,851 }
          Cost                                     { $       551,886 }  { $    5,540,908 }   { $   5,278,255 }   { $    2,025,040 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       529,764      $    5,525,558       $   4,596,909       $    3,055,775

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       529,764      $    5,525,558       $   4,589,678       $    3,055,775
      Contracts in payout (annuitization period)     $           -        $          -         $       7,231       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               522,344           5,355,119           5,006,612            1,852,918
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $           -        $          -         $        0.82       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.02      $         1.03       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.03       $         -         $          -
               Phoenix Income Choice(R)              $           -        $          -         $        0.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.01      $         1.03       $        0.91       $         1.64
               Phoenix Investor's Edge(R) Option (2) $          1.01      $         1.03       $        0.91       $         1.63
               Phoenix Investor's Edge(R) Option (3) $           -        $          -         $        0.90       $         1.62
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.03       $        0.91       $         1.63
               Phoenix Premium Edge(R)               $          1.01      $         1.03       $        0.92       $         1.64
               Phoenix Spectrum Edge(R) Option (1)   $          1.02      $         1.03       $        0.93       $         1.67
               Phoenix Spectrum Edge(R) Option (2)   $          1.02      $         1.03       $        0.93       $         1.66
               Phoenix Spectrum Edge(R) Option (3)   $          1.01      $         1.03       $        0.92       $         1.65
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $        0.93       $         1.66
               Retirement Planner's Edge             $          1.01      $         1.03       $        0.92       $         1.65
               The Big Edge Choice(R)                $          1.00      $         1.01       $         -         $          -
               The Phoenix Edge(R)--VA Option (1)    $           -        $         1.04       $        0.94       $         1.68
               The Phoenix Edge(R)--VA Option (2)    $          1.02      $         1.03       $        0.93       $         1.66
               The Phoenix Edge(R)--VA Option (3)    $          1.01      $          -         $        0.92       $          -

                       See Notes to Financial Statements
                                      SA - 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Assets:
      Investments at fair value                      $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101
          Shares                                   {         407,567 }  {        415,065 }   {     2,237,855 }   {        232,463 }
          Cost                                     { $     4,439,573 }  { $    4,026,862 }   { $  32,413,628 }   { $    5,166,880 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         1         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     5,489,937      $    5,720,499       $  41,720,950       $    5,056,101
      Contracts in payout (annuitization period)     $           -        $        3,231       $     171,700       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                             3,541,453           3,217,177          15,754,397            2,407,755
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $        3.85       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.48      $         1.07       $        1.76       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.22      $          -         $        1.33       $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.06       $        1.32       $          -
               Phoenix Income Choice(R)              $           -        $         5.43       $        2.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.53      $         1.07       $        3.20       $          -
               Phoenix Investor's Edge(R) Option (2) $          1.53      $         1.06       $        3.18       $          -
               Phoenix Investor's Edge(R) Option (3) $          1.52      $          -         $        3.16       $          -
               Phoenix Investor's Edge(R) Option (4) $          1.52      $          -         $        3.17       $          -
               Phoenix Premium Edge(R)               $          1.54      $         4.30       $        2.49       $         2.89
               Phoenix Spectrum Edge(R) Option (1)   $          1.57      $         1.07       $        3.30       $          -
               Phoenix Spectrum Edge(R) Option (2)   $          1.56      $         1.07       $        3.27       $          -
               Phoenix Spectrum Edge(R) Option (3)   $          1.55      $          -         $        3.25       $          -
               Phoenix Spectrum Edge(R) Option (4)   $          1.55      $          -         $        3.26       $          -
               Retirement Planner's Edge             $          1.55      $         3.69       $        2.84       $         3.26
               The Big Edge Choice(R)                $          1.55      $         1.38       $        1.80       $         2.02
               The Phoenix Edge(R)--VA Option (1)    $          1.58      $         4.44       $        2.90       $         3.41
               The Phoenix Edge(R)--VA Option (2)    $          1.56      $         4.33       $        2.90       $         3.35
               The Phoenix Edge(R)--VA Option (3)    $          1.55      $         3.72       $        2.68       $         2.95

                       See Notes to Financial Statements
                                      SA - 12

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Assets:
      Investments at fair value                      $    48,506,389      $      196,690       $  22,576,110       $  137,774,156
          Shares                                   {       3,044,974 }  {         13,208 }   {       848,088 }   {      3,298,399 }
          Cost                                     { $    36,486,117 }  { $      189,512 }   { $  14,347,516 }   { $   71,524,743 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    48,506,389      $      196,690       $  22,576,110       $  137,774,156

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          -         $         -         $           55
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    48,392,992      $      196,690       $  22,570,370       $  137,586,079
      Contracts in payout (annuitization period)     $       113,396      $          -         $       5,740       $      188,022

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            18,181,245             184,065           6,205,185           29,983,389
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         5.97
               Asset Manager Option 2                $          3.70      $          -         $         -         $          -
               Freedom Edge(R)                       $          1.69      $          -         $        2.32       $         2.56
               Phoenix Dimensions(SM) Option (1)     $          1.31      $          -         $        1.56       $         1.59
               Phoenix Dimensions(SM) Option (2)     $          1.30      $          -         $        1.55       $         1.58
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.30      $          -         $        1.55       $         1.57
               Phoenix Income Choice(R)              $          3.07      $          -         $         -         $         4.45
               Phoenix Investor's Edge(R) Option (1) $          3.11      $          -         $        4.49       $         5.22
               Phoenix Investor's Edge(R) Option (2) $          3.08      $         1.07       $        4.45       $         5.18
               Phoenix Investor's Edge(R) Option (3) $          3.06      $          -         $        4.42       $         5.14
               Phoenix Investor's Edge(R) Option (4) $          3.07      $          -         $        4.44       $         5.17
               Phoenix Premium Edge(R)               $          2.98      $         1.07       $        2.80       $         2.95
               Phoenix Spectrum Edge(R) Option (1)   $          3.19      $         1.07       $        4.62       $         5.37
               Phoenix Spectrum Edge(R) Option (2)   $          3.17      $          -         $        4.58       $         5.33
               Phoenix Spectrum Edge(R) Option (3)   $          3.15      $          -         $        4.55       $         5.29
               Phoenix Spectrum Edge(R) Option (4)   $          3.16      $          -         $        4.57       $         5.31
               Retirement Planner's Edge             $          3.54      $         1.07       $        4.74       $         4.54
               The Big Edge Choice(R)                $          2.10      $         1.03       $        2.89       $         5.07
               The Phoenix Edge(R)--VA Option (1)    $          3.75      $         1.07       $        4.89       $         4.71
               The Phoenix Edge(R)--VA Option (2)    $          3.76      $         1.07       $        4.67       $         4.49
               The Phoenix Edge(R)--VA Option (3)    $          3.29      $          -         $        4.64       $         4.44

                       See Notes to Financial Statements
                                      SA - 13

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Assets:
      Investments at fair value                      $    27,833,162      $  110,680,545
          Shares                                   {       1,064,363 }  {      3,044,020 }
          Cost                                     { $    18,498,456 }  { $   57,630,878 }

                                                    -----------------    ----------------
      Total Assets                                   $    27,833,162      $  110,680,545

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -
                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
Net Assets:
      Accumulation Units                             $    27,808,574      $  110,388,193
      Contracts in payout (annuitization period)     $        24,588      $      292,352

                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
                                                    =================    ================
             Units Outstanding                             7,310,447          30,669,588
                                                    =================    ================

             Unit Value
               Asset Manager Option 1                $           -        $         4.15
               Asset Manager Option 2                $           -        $          -
               Freedom Edge(R)                       $          1.60      $         1.55
               Phoenix Dimensions(SM) Option (1)     $          1.34      $         1.16
               Phoenix Dimensions(SM) Option (2)     $          1.33      $         1.16
               Phoenix Dimensions(SM) Option (3)     $           -        $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $          -
               Phoenix Income Choice(R)              $          3.87      $         3.21
               Phoenix Investor's Edge(R) Option (1) $          3.69      $         3.31
               Phoenix Investor's Edge(R) Option (2) $          3.66      $         3.29
               Phoenix Investor's Edge(R) Option (3) $          3.63      $         3.26
               Phoenix Investor's Edge(R) Option (4) $          3.65      $         3.28
               Phoenix Premium Edge(R)               $          3.87      $         3.70
               Phoenix Spectrum Edge(R) Option (1)   $          3.80      $         3.41
               Phoenix Spectrum Edge(R) Option (2)   $          3.77      $         3.38
               Phoenix Spectrum Edge(R) Option (3)   $          3.74      $         3.36
               Phoenix Spectrum Edge(R) Option (4)   $          3.76      $         3.37
               Retirement Planner's Edge             $          4.86      $         3.64
               The Big Edge Choice(R)                $          2.82      $         3.65
               The Phoenix Edge(R)--VA Option (1)    $          4.90      $         3.75
               The Phoenix Edge(R)--VA Option (2)    $          4.69      $         3.63
               The Phoenix Edge(R)--VA Option (3)    $          4.57      $         3.63

                       See Notes to Financial Statements
                                      SA - 14

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Income:
      Dividends                                      $        33,996      $       83,435       $      78,260       $          -
Expenses:
      Mortality and expense fees                             600,431             121,616             109,398              205,264
      Administrative fees                                     63,367              12,703              10,890               20,418
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (629,802)            (50,884)            (42,028)            (225,682)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            386,676              17,982              86,117              601,712
      Realized gain distributions                                  -                   -             833,858                   -
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                   386,676              17,982             919,975              601,712
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,955,842           1,181,387             (62,659)           2,229,359
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,712,716      $    1,148,485       $     815,288       $    2,605,389
                                                    =================    ================     ===============     ================


                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------
Income:
      Dividends                                      $       760,734      $    7,211,181       $   1,968,503       $    1,063,236
Expenses:
      Mortality and expense fees                             800,246           2,194,492             285,093            1,142,479
      Administrative fees                                     78,713             231,019              28,272              117,268
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (118,225)          4,785,670           1,655,138             (196,511)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,681,265               9,002             (28,277)             171,657
      Realized gain distributions                                  -                   -                   -            7,991,777
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                 1,681,265               9,002             (28,277)           8,163,434
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        7,177,035             752,579             418,503              990,372
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     8,740,075      $    5,547,251       $   2,045,364       $    8,957,295
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 15

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Income:
      Dividends                                      $       108,533      $      111,070       $      14,990       $          -
Expenses:
      Mortality and expense fees                             330,365             450,306              27,477               63,207
      Administrative fees                                     35,017              47,051               2,468                6,143
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (256,849)           (386,287)            (14,955)             (69,350)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              9,861           1,066,158               7,962              157,766
      Realized gain distributions                                  -                   -               2,005              362,422
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                     9,861           1,066,158               9,967              520,188
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,415,192           1,262,500             387,475              186,715
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,168,204      $    1,942,371       $     382,487       $      637,553
                                                    =================    ================     ===============     ================


                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Income:
      Dividends                                      $       924,112      $    1,525,518       $      93,621       $      507,006
Expenses:
      Mortality and expense fees                             199,162           1,319,424             250,745              516,878
      Administrative fees                                     19,121             139,083              25,100               50,570
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                 705,829              67,011            (182,224)             (60,442)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,813             315,039             188,898              289,789
      Realized gain distributions                                  -           4,087,918           1,458,736            1,291,212
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                    35,813           4,402,957           1,647,634            1,581,001
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                          413,504          11,979,394             476,173            4,995,401
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     1,155,146      $   16,449,362       $   1,941,583       $    6,515,960
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 16

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Income:
      Dividends                                      $           -         $        2,496        $         -        $         -
Expenses:
      Mortality and expense fees                                 208                2,119                1,299              3,128
      Administrative fees                                         23                  227                  134                311
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                    (231)                 150               (1,433)            (3,439)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 (1)                  62                   19              2,612
      Realized gain distributions                                915                  -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       914                   62                   19              2,612
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              618               42,500               17,675             68,119
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $         1,301       $       42,712        $      16,261      $      67,292
                                                    =================     ================      ===============    ===============


                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE     PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES            GROWTH SERIES       INCOME SERIES       GROWTH SERIES
                                                    -----------------    -----------------   ------------------  ------------------
Income:
      Dividends                                      $           -         $      192,747        $   1,086,976      $         -
Expenses:
      Mortality and expense fees                               1,114              953,726            1,115,843            272,211
      Administrative fees                                        110               99,026              117,325             28,279
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                  (1,224)            (860,005)            (146,192)          (300,490)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                331           (8,188,476)           1,102,645         (1,123,135)
      Realized gain distributions                                -                    -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       331           (8,188,476)           1,102,645         (1,123,135)
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                           17,128            9,782,072           13,125,219          1,433,192
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $        16,235       $      733,591        $  14,081,672      $       9,567
                                                    =================     ================      ===============    ===============

                       See Notes to Financial Statements
                                      SA - 17

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   -----------------  ------------------- --------------------
Income:
      Dividends                                      $     2,995,526      $    5,901,213       $   1,494,408       $   2,025,802
Expenses:
      Mortality and expense fees                             861,292           1,351,542             445,732             980,367
      Administrative fees                                     85,306             137,003              41,220             100,432
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               2,048,928           4,412,668           1,007,456             945,003
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -              (480,006)             17,439              (3,400)
      Realized gain distributions                                -                   -                   -             9,321,450
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                       -              (480,006)             17,439           9,318,050
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              -             1,884,468             341,930          (1,731,785)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     2,048,928      $    5,817,130       $   1,366,825       $   8,531,268
                                                    =================    ================     ===============     ===============


                                                                                                                     PHOENIX-S&P
                                                                                               PHOENIX-DUFF &       DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Income:
      Dividends                                      $     2,655,437      $        3,855       $   1,247,034       $      89,679
Expenses:
      Mortality and expense fees                           1,198,900             241,460           1,148,467              48,257
      Administrative fees                                    126,228              24,933             115,683               4,921
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               1,330,309            (262,538)            (17,116)             36,501
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            433,494             131,607           2,843,424                (225)
      Realized gain distributions                                  -                   -           7,681,063                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   433,494             131,607          10,524,487                (225)
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       24,280,993           3,391,312          17,409,048             593,009
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $    26,044,796      $    3,260,381       $  27,916,419       $     629,285
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 18

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Income:
      Dividends                                      $       102,487      $       45,403       $      87,250       $     283,976
Expenses:
      Mortality and expense fees                              56,356              16,102              34,764             833,889
      Administrative fees                                      3,667               1,548               3,119              84,798
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                  42,464              27,753              49,367            (634,711)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (14,711)               (631)             (2,400)          1,885,765
      Realized gain distributions                                -                   -                12,013           8,615,774
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   (14,711)               (631)              9,613          10,501,539
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          470,841              94,363             311,333          (1,423,170)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       498,594      $      121,485       $     370,313       $   8,443,658
                                                    =================    ================     ===============     ===============


                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Income:

      Dividends                                      $        95,225      $      843,072       $     663,712       $      11,949
Expenses:
      Mortality and expense fees                             498,415             621,080             937,787               1,503
      Administrative fees                                     51,487              63,887              21,619                 146
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (454,677)            158,105            (295,694)             10,300
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            904,250           1,701,619           1,089,063               2,939
      Realized gain distributions                          6,524,214           8,270,246                 -                 1,634
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 7,428,464           9,971,865           1,089,063               4,573
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       (1,175,324)         (1,018,034)          4,987,054             (32,348)
Net increase (decrease) in net assets from
    operations                                       $     5,798,463      $    9,111,936       $   5,780,423       $     (17,475)
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 19

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Income:
      Dividends                                      $        10,028      $       64,148       $     190,237       $      35,773
Expenses:
      Mortality and expense fees                               2,547              16,186              85,267              53,435
      Administrative fees                                        276               1,729               7,588               4,776
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                   7,205              46,233              97,382             (22,438)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              3,678              (1,545)           (334,612)            540,478
      Realized gain distributions                             13,839              29,298                 -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                    17,517              27,753            (334,612)            540,478
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          (22,122)            (15,350)            714,017               6,112
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $         2,600      $       58,636       $     476,787       $     524,152
                                                    =================    ================     ===============     ===============


                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Income:
      Dividends                                      $           -        $       45,652       $     465,479       $     350,825
Expenses:
      Mortality and expense fees                              93,391              48,363             450,459              61,079
      Administrative fees                                      9,177               5,159              46,649               6,187
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (102,568)             (7,870)            (31,629)            283,559
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            284,801              52,345             128,014              19,542
      Realized gain distributions                            293,192                 -                   -               313,623
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   577,993              52,345             128,014             333,165
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          107,051             893,125           6,628,741             272,136
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       582,476      $      937,600       $   6,725,126       $     888,860
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 20

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Income:
      Dividends                                      $       526,613      $          263       $      58,918       $     710,190
Expenses:
      Mortality and expense fees                             511,261                 673             244,659           1,493,852
      Administrative fees                                     50,849                  65              24,819             155,999
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                 (35,497)               (475)           (210,560)           (939,661)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,404,837               1,401             685,569           7,941,803
      Realized gain distributions                          1,467,108                 501                   -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 2,871,945               1,902             685,569           7,941,803
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                        4,840,955               7,178           5,270,169          30,756,144
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     7,677,403      $        8,605       $   5,745,178       $  37,758,286
                                                    =================    ================     ===============     ===============


                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Income:
      Dividends                                             $ 89,846           $ 294,389
Expenses:
      Mortality and expense fees                             297,400           1,440,068
      Administrative fees                                     30,920             149,919
                                                    -----------------    ----------------
Net investment income (loss)                                (238,474)         (1,295,598)
                                                    -----------------    ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            345,219          12,351,227
      Realized gain distributions                            745,978           4,152,618
                                                    -----------------    ----------------
      Realized gain (loss)                                 1,091,197          16,503,845
                                                    -----------------    ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        3,234,944          (7,644,829)
                                                    -----------------   -----------------
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
    operations                                       $     4,087,667      $    7,563,418
                                                    =================    ================

                       See Notes to Financial Statements
                                      SA - 21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                    AIM V.I. CAPITAL APPRECIATION FUND
                                                                  - CLASS I                  AIM V.I. CORE EQUITY FUND - CLASS I
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                (2006)             (2005)
                                                          ----                ----                ------             ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (629,802)    $      (448,195)    $       (50,884)    $           -
          Realized gains (losses)                            386,676              35,893              17,982                 -
          Unrealized appreciation (depreciation)
               during the year                             2,955,842           3,526,299           1,181,387                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,712,716           3,113,997           1,148,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,385,141          10,387,848             112,357                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    3,722,496           4,828,922          15,453,866                 -
          Transfers for contract
               benefits and terminations                  (4,489,247)         (2,361,115)         (1,196,822)                -
          Contract maintenance charges                      (212,026)            (53,858)            (59,634)                -
          Net change to contracts in payout period            (1,189)                821                (752)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          13,405,175          12,802,618          14,309,015                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         16,117,891          15,916,615          15,457,500                 -

Net assets at beginning of period                         44,482,720          28,566,105                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    60,600,611     $    44,482,720     $    15,457,500     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                                 CLASS I                             PORTFOLIO - CLASS O
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (42,028)    $       (75,322)    $      (225,682)    $      (214,133)
          Realized gains (losses)                            919,975             310,269             601,712             852,854
          Unrealized appreciation (depreciation)
               during the year                               (62,659)            314,887           2,229,359           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        815,288             549,834           2,605,389           1,795,762
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               214,785             408,157             594,825             437,393
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,123,761)          1,406,204          (1,884,679)         (2,218,549)
          Transfers for contract
               benefits and terminations                    (908,567)         (1,120,228)         (2,033,668)         (2,015,676)
          Contract maintenance charges                       (19,118)            (18,222)            (48,261)            (52,275)
          Net change to contracts in payout period               199               4,500                 148                 279
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,836,462)            680,411          (3,371,635)         (3,848,828)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,021,174)          1,230,245            (766,246)         (2,053,066)

Net assets at beginning of period                          9,222,407           7,992,162          17,219,134          19,272,200
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,201,233     $     9,222,407     $    16,452,888     $    17,219,134
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                       DWS EQUITY 500 INDEX FUND VIP -        FEDERATED FUND FOR U.S. GOVERNMENT
                                                                   CLASS A                              SECURITIES II
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (118,225)    $        (1,457)    $     4,785,670     $     3,435,604
          Realized gains (losses)                          1,681,265             425,234               9,002             124,977
          Unrealized appreciation (depreciation)
               during the year                             7,177,035           1,241,198             752,579          (2,548,492)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,740,075           1,664,975           5,547,251           1,012,089
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            23,595,867          11,982,208          41,721,638          36,146,832
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,738,998)          4,150,714          16,746,590          12,573,073
          Transfers for contract
               benefits and terminations                  (7,391,490)         (5,107,589)        (19,298,876)        (13,536,512)
          Contract maintenance charges                      (221,721)            (65,755)           (762,653)           (265,174)
          Net change to contracts in payout period            (5,657)              1,486              (5,171)              1,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,238,001          10,961,064          38,401,528          34,919,279
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         22,978,076          12,626,039          43,948,779          35,931,368

Net assets at beginning of period                         56,171,369          43,545,330         165,069,297         129,137,929
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    79,149,445     $    56,171,369     $   209,018,076     $   165,069,297
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II -    FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                              PRIMARY SHARES                           SERVICE CLASS
                                                    --------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,655,138     $     1,851,956     $      (196,511)    $      (779,591)
          Realized gains (losses)                            (28,277)            603,640           8,163,434             242,438
          Unrealized appreciation (depreciation)
               during the year                               418,503          (2,175,326)            990,372          10,694,460
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,045,364             280,270           8,957,295          10,157,307
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               603,492           1,153,701           4,230,344           3,373,692
          Transfers between Investment Options
               (including GIA/MVA), net                    1,777,518          (4,986,068)         13,044,333          27,397,289
          Transfers for contract
               benefits and terminations                  (3,831,865)         (4,360,306)        (10,702,935)         (7,358,834)
          Contract maintenance charges                       (67,183)            (84,683)           (191,059)           (159,110)
          Net change to contracts in payout period               108                  61              (9,799)             (2,211)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,517,930)         (8,277,295)          6,370,884          23,250,826
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            527,434          (7,997,025)         15,328,179          33,408,133

Net assets at beginning of period                         23,181,803          31,178,828          84,975,303          51,567,170
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    23,709,237     $    23,181,803     $   100,303,482     $    84,975,303
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FIDELITY VIP GROWTH OPPORTUNITIES         FIDELITY VIP GROWTH PORTFOLIO -
                                                          PORTFOLIO - SERVICE CLASS                     SERVICE CLASS
                                                    --------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (256,849)    $       (68,075)    $      (386,287)    $      (380,987)
          Realized gains (losses)                              9,861              54,873           1,066,158             536,242
          Unrealized appreciation (depreciation)
               during the year                             2,415,192             895,127           1,262,500           1,592,724
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,168,204             881,925           1,942,371           1,747,979
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            18,220,029           8,393,170             649,165           3,902,385
          Transfers between Investment Options
               (including GIA/MVA), net                    7,866,320           2,452,075          (1,759,015)           (981,248)
          Transfers for contract
               benefits and terminations                  (1,752,890)           (898,999)         (5,040,945)         (3,574,861)
          Contract maintenance charges                       (92,080)            (19,204)           (175,715)            (77,251)
          Net change to contracts in payout period            (1,002)              3,932                 (25)              2,989
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          24,240,377           9,930,974          (6,326,535)           (727,986)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         26,408,581          10,812,899          (4,384,164)          1,019,993

Net assets at beginning of period                         16,245,136           5,432,237          40,518,153          39,498,160
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    42,653,717     $    16,245,136     $    36,133,989     $    40,518,153
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FRANKLIN INCOME SECURITIES FUND -     LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                                                   CLASS 2                              SERVICE SHARES
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (14,955)    $           -       $       (69,350)    $       (57,810)
          Realized gains (losses)                              9,967                 -               520,188             489,681
          Unrealized appreciation (depreciation)
               during the year                               387,475                 -               186,715             229,985
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        382,487                 -               637,553             661,856
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,885,093                 -               246,865             115,814
          Transfers between Investment Options
               (including GIA/MVA), net                    4,005,850                 -            (1,298,207)          5,250,166
          Transfers for contract
               benefits and terminations                    (287,528)                -              (736,712)           (450,997)
          Contract maintenance charges                        (3,001)                -               (17,573)             (6,543)
          Net change to contracts in payout period                 -                 -                  (161)                583
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,600,414                 -            (1,805,788)          4,909,023
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,982,901                 -            (1,168,235)          5,570,879

Net assets at beginning of period                                  -                 -             5,570,879                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,982,901     $           -       $     4,402,644     $     5,570,879
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         LORD ABBETT BOND-DEBENTURE             LORD ABBETT GROWTH AND INCOME
                                                            PORTFOLIO - CLASS VC                     PORTFOLIO - CLASS VC
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       705,829     $       596,872     $        67,011     $       145,984
          Realized gains (losses)                             35,813             196,657           4,402,957           5,647,016
          Unrealized appreciation (depreciation)
               during the year                               413,504            (169,305)         11,979,394             (10,575)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,155,146             624,224          16,449,362           5,782,425
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               328,082             448,949          22,860,896          12,659,977
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,843          15,538,826           5,557,669          82,325,347
          Transfers for contract
               benefits and terminations                  (2,221,705)         (1,206,982)        (11,357,011)         (4,368,446)
          Contract maintenance charges                       (50,893)            (19,159)           (468,395)            (78,134)
          Net change to contracts in payout period             8,030                (784)             (1,063)               (346)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (468,643)         14,760,850          16,592,096          90,538,398
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            686,503          15,385,074          33,041,458          96,320,823

Net assets at beginning of period                         15,385,074                   -          96,320,823                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,071,577     $    15,385,074     $   129,362,281     $    96,320,823
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    LORD ABBETT MID-CAP VALUE PORTFOLIO -      MUTUAL SHARES SECURITIES FUND -
                                                                   CLASS VC                                CLASS 2
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (182,224)    $       (98,596)    $       (60,442)    $      (171,631)
          Realized gains (losses)                          1,647,634           1,360,840           1,581,001             390,345
          Unrealized appreciation (depreciation)
               during the year                               476,173           1,146,112           4,995,401           2,516,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,941,583           2,408,356           6,515,960           2,735,626
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               549,702             774,780           5,965,594           1,568,359
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,604,041)         19,758,243          11,118,934           8,077,735
          Transfers for contract
               benefits and terminations                  (3,134,651)         (1,302,466)         (5,170,809)         (3,212,506)
          Contract maintenance charges                       (61,287)            (23,299)            (90,546)            (55,131)
          Net change to contracts in payout period               579               4,709               1,216                 593
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,249,698)         19,211,967          11,824,389           6,379,050
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,308,115)         21,620,323          18,340,349           9,114,676

Net assets at beginning of period                         21,620,323                   -          35,252,045          26,137,369
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,312,208     $    21,620,323     $    53,592,394     $    35,252,045
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                        NEUBERGER BERMAN AMT FASCIANO           NEUBERGER BERMAN AMT GUARDIAN
                                                             PORTFOLIO - S CLASS                     PORTFOLIO - S CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $          (231)    $           -       $           150     $           -
          Realized gains (losses)                                914                 -                    62                 -
          Unrealized appreciation (depreciation)
               during the year                                   618                 -                42,500                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          1,301                 -                42,712                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,015                 -                49,677                 -
          Transfers between Investment Options
               (including GIA/MVA), net                       33,436                 -               442,007                 -
          Transfers for contract
               benefits and terminations                           -                 -                  (238)                -
          Contract maintenance charges                            (3)                -                  (351)                -
          Net change to contracts in payout period                 -                 -                     -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              35,448                 -               491,095                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets             36,749                 -               533,807                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $        36,749     $           -       $       533,807     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER CAPITAL APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                                          FUND/VA - SERVICE SHARES                FUND/VA - SERVICE SHARES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,433)    $           -       $        (3,439)    $           -
          Realized gains (losses)                                 19                 -                 2,612                 -
          Unrealized appreciation (depreciation)
               during the year                                17,675                 -                68,119                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,261                 -                67,292                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                11,521                 -               148,854                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      348,164                 -               967,293                 -
          Transfers for contract
               benefits and terminations                        (818)                -               (20,647)                -
          Contract maintenance charges                           (94)                -                  (295)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             358,773                 -             1,095,205                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            375,034                 -             1,162,497                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       375,034     $           -       $     1,162,497     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER MAIN STREET SMALL CAP
                                                          FUND/VA - SERVICE SHARES              PHOENIX CAPITAL GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,224)    $           -       $      (860,005)    $    (1,210,766)
          Realized gains (losses)                                331                 -            (8,188,476)        (12,488,369)
          Unrealized appreciation (depreciation)
               during the year                                17,128                 -             9,782,072          14,944,314
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,235                 -               733,591           1,245,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                41,593                 -             1,568,683           2,224,743
          Transfers between Investment Options
               (including GIA/MVA), net                      366,411                 -            23,847,309         (12,633,701)
          Transfers for contract
               benefits and terminations                      (1,143)                -           (15,169,099)        (16,162,804)
          Contract maintenance charges                           (80)                -              (205,147)           (229,516)
          Net change to contracts in payout period               -                   -                  (588)                296
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             406,781                 -            10,041,158         (26,800,982)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            423,016                 -            10,774,749         (25,555,803)

Net assets at beginning of period                                -                   -            86,963,279         112,519,082
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       423,016     $           -       $    97,738,028     $    86,963,279
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES          PHOENIX MID-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (146,192)    $      (215,545)    $      (300,490)    $      (299,839)
          Realized gains (losses)                          1,102,645             531,094          (1,123,135)         (2,267,064)
          Unrealized appreciation (depreciation)
               during the year                            13,125,219           2,664,755           1,433,192           2,986,577
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     14,081,672           2,980,304               9,567             419,674
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,769,302          12,125,183             576,569             563,582
          Transfers between Investment Options
               (including GIA/MVA), net                    5,492,548          (1,682,317)         19,221,615          (7,072,638)
          Transfers for contract
               benefits and terminations                 (12,619,716)        (10,885,252)         (3,802,821)         (2,745,313)
          Contract maintenance charges                      (379,770)           (185,098)            (79,894)            (55,120)
          Net change to contracts in payout period              (886)              3,404                 160                 363
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,261,478            (624,080)         15,915,629          (9,309,126)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         18,343,150           2,356,224          15,925,196          (8,889,452)

Net assets at beginning of period                         90,057,798          87,701,574          20,150,827          29,040,279
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   108,400,948     $    90,057,798     $    36,076,023     $    20,150,827
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         PHOENIX MONEY MARKET SERIES       PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                    -------------------------------------  ----------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     2,048,928     $       706,114     $     4,412,668     $     3,849,984
          Realized gains (losses)                                -                   -              (480,006)           (913,772)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -             1,884,468          (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,048,928             706,114           5,817,130             415,121
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,106,036          18,781,746           7,188,721           7,771,585
          Transfers between Investment Options
               (including GIA/MVA), net                   25,485,301           5,278,922           4,951,052           6,188,311
          Transfers for contract
               benefits and terminations                 (28,270,279)        (30,250,339)        (15,952,559)        (17,248,344)
          Contract maintenance charges                      (286,434)           (284,773)           (274,718)           (211,692)
          Net change to contracts in payout period             3,333              19,152              (6,572)             (7,025)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          11,037,957          (6,455,292)         (4,094,076)         (3,507,165)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         13,086,885          (5,749,178)          1,723,054          (3,092,044)

Net assets at beginning of period                         56,229,780          61,978,958         109,741,211         112,833,255
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    69,316,665     $    56,229,780     $   111,464,265     $   109,741,211
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX MULTI-SECTOR SHORT TERM BOND
                                                                   SERIES                    PHOENIX STRATEGIC ALLOCATION SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,007,456     $       762,009     $       945,003     $       977,004
          Realized gains (losses)                             17,439             (40,788)          9,318,050           2,039,604
          Unrealized appreciation (depreciation)
               during the year                               341,930            (769,153)         (1,731,785)         (2,852,463)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,366,825             (47,932)          8,531,268             164,145
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               953,585           2,238,220           1,806,411           2,633,712
          Transfers between Investment Options
               (including GIA/MVA), net                      286,767           5,734,503         (10,305,341)         (9,194,592)
          Transfers for contract
               benefits and terminations                  (4,351,100)         (3,823,937)        (15,552,819)        (18,449,590)
          Contract maintenance charges                       (66,953)            (40,337)           (155,375)           (190,563)
          Net change to contracts in payout period             7,438                 513              16,594               1,468
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,170,263)          4,108,962         (24,190,530)        (25,199,565)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,803,438)          4,061,030         (15,659,262)        (25,035,420)

Net assets at beginning of period                         34,440,399          30,379,369          91,736,137         116,771,557
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,636,961     $    34,440,399     $    76,076,875     $    91,736,137
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-ABERDEEN INTERNATIONAL SERIES   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,330,309     $     1,706,671     $      (262,538)    $      (189,932)
          Realized gains (losses)                            433,494            (976,640)            131,607           1,474,781
          Unrealized appreciation (depreciation)
               during the year                            24,280,993           7,975,983           3,391,312             734,853
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     26,044,796           8,706,014           3,260,381           2,019,702
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            15,927,161           4,256,858             604,353           1,904,567
          Transfers between Investment Options
               (including GIA/MVA), net                  151,460,404           5,275,979          18,610,054            (354,213)
          Transfers for contract
               benefits and terminations                 (11,211,331)         (8,179,607)         (2,128,377)         (1,193,564)
          Contract maintenance charges                      (290,176)           (133,889)            (73,650)            (23,238)
          Net change to contracts in payout period               560                 (88)               (288)                214
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         155,886,618           1,219,253          17,012,092             333,766
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets        181,931,414           9,925,267          20,272,473           2,353,468

Net assets at beginning of period                         63,544,839          53,619,572          15,538,703          13,185,235
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   245,476,253     $    63,544,839     $    35,811,176     $    15,538,703
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 36

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE     PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                              SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (17,116)    $       250,482     $        36,501     $           -
          Realized gains (losses)                         10,524,487           5,764,332                (225)                -
          Unrealized appreciation (depreciation)
               during the year                            17,409,048           3,024,312             593,009                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     27,916,419           9,039,126             629,285                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,850,329           9,281,417           6,138,940                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    6,412,947            (683,220)          2,421,774                 -
          Transfers for contract
               benefits and terminations                 (11,762,761)         (8,144,457)           (192,029)                -
          Contract maintenance charges                      (253,473)           (140,996)               (600)                -
          Net change to contracts in payout period             1,626               3,398                   -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,248,668             316,142           8,368,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         34,165,087           9,355,268           8,997,370                 -

Net assets at beginning of period                         76,155,368          66,800,100                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   110,320,455     $    76,155,368     $     8,997,370     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 37

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION    PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: GROWTH                         SERIES: MODERATE
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        42,464     $           -              $ 27,753     $           -
          Realized gains (losses)                            (14,711)                -                  (631)                -
          Unrealized appreciation (depreciation)
               during the year                               470,841                 -                94,363                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        498,594                 -               121,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             9,770,664                 -             1,205,790                 -
          Transfers between Investment Options
               (including GIA/MVA), net                     (941,566)                -             1,884,170                 -
          Transfers for contract
               benefits and terminations                    (662,688)                -              (131,895)                -
          Contract maintenance charges                        (1,108)                -                (4,082)                -
          Net change to contracts in payout period           (47,467)                -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,117,835                 -             2,953,983                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,616,429                 -             3,075,468                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,616,429     $           -       $     3,075,468     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 38

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                           SERIES: MODERATE GROWTH                         SERIES
                                                    -------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        49,367     $           -       $      (634,711)    $      (752,272)
          Realized gains (losses)                              9,613                 -            10,501,539           5,794,262
          Unrealized appreciation (depreciation)
               during the year                               311,333                 -            (1,423,170)         (1,415,313)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        370,313                 -             8,443,658           3,626,677
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,589,897                 -            11,030,116           6,063,899
          Transfers between Investment Options
               (including GIA/MVA), net                    3,100,821                 -            (4,337,879)          2,200,199
          Transfers for contract
               benefits and terminations                    (171,680)                -            (9,073,424)         (7,498,256)
          Contract maintenance charges                        (3,492)                -              (191,975)           (148,432)
          Net change to contracts in payout period                 -                 -                  (582)              2,794
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,515,546                 -            (2,573,744)            620,204
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,885,859                 -             5,869,914           4,246,881

Net assets at beginning of period                                  -                 -            65,288,551          61,041,670
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                              $ 6,885,859     $           -       $    71,158,465     $    65,288,551
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 39

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (454,677)    $      (501,908)    $       158,105     $      (151,400)
          Realized gains (losses)                          7,428,464           2,759,782           9,971,865             890,708
          Unrealized appreciation (depreciation)
               during the year                            (1,175,324)           (379,060)         (1,018,034)          1,303,745
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,798,463           1,878,814           9,111,936           2,043,053
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             8,383,872           4,139,097             896,679           1,165,743
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,363,134)           (475,464)         (3,765,158)         (8,889,358)
          Transfers for contract
               benefits and terminations                  (5,257,504)         (4,390,898)         (8,096,984)        (10,968,482)
          Contract maintenance charges                      (115,633)            (96,275)           (148,245)           (142,700)
          Net change to contracts in payout period               357                 336                 725               3,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,647,958            (823,204)        (11,112,983)        (18,831,326)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,446,421           1,055,610          (2,001,047)        (16,788,273)

Net assets at beginning of period                         38,466,826          37,411,216          53,686,054          70,474,327
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    45,913,247     $    38,466,826     $    51,685,007     $    53,686,054
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 40

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500 INDEX    PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                    SERIES                         PORTFOLIO - ADVISOR CLASS
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (295,694)    $      (383,241)    $        10,300     $           -
          Realized gains (losses)                          1,089,063              45,283               4,573                 -
          Unrealized appreciation (depreciation)
               during the year                             4,987,054           1,059,280             (32,348)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,780,423             721,322             (17,475)                -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               606,838             934,332              90,320                 -
          Transfers between Investment Options
               (including GIA/MVA), net                   17,765,426          (1,551,325)            395,604                 -
          Transfers for contract
               benefits and terminations                  (8,763,743)         (9,084,198)             (7,023)                -
          Contract maintenance charges                       (46,191)            (51,210)               (120)                -
          Net change to contracts in payout period            28,844             (57,488)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           9,591,174          (9,809,889)            478,781                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         15,371,597          (9,088,567)            461,306                 -

Net assets at beginning of period                         49,040,620          58,129,187                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    64,412,217     $    49,040,620     $       461,306     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PIMCO VIT REAL RETURN PORTFOLIO -      PIMCO VIT TOTAL RETURN PORTFOLIO -
                                                               ADVISOR CLASS                            ADVISOR CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $         7,205     $           -       $        46,233     $           -
          Realized gains (losses)                             17,517                 -                27,753                 -
          Unrealized appreciation (depreciation)
               during the year                               (22,122)                -               (15,350)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          2,600                 -                58,636                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                34,057                 -               132,039                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      498,864                 -             5,418,763                 -
          Transfers for contract
               benefits and terminations                      (5,589)                -               (76,730)                -
          Contract maintenance charges                          (168)                -                (7,150)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             527,164                 -             5,466,922                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            529,764                 -             5,525,558                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       529,764     $           -       $     5,525,558     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                               LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        97,382     $      (132,231)    $       (22,438)    $       (57,827)
          Realized gains (losses)                           (334,612)           (373,402)            540,478             147,754
          Unrealized appreciation (depreciation)
               during the year                               714,017            (219,893)              6,112              (5,544)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        476,787            (725,526)            524,152              84,383
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                69,173             351,606              29,686              70,448
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,548,208)           (697,142)         (2,301,485)            219,409
          Transfers for contract
               benefits and terminations                  (1,624,918)           (602,771)           (400,787)           (411,607)
          Contract maintenance charges                       (15,609)            (17,131)            (19,149)            (17,057)
          Net change to contracts in payout period            12,040                 119                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,107,522)           (965,319)         (2,691,735)           (138,807)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,630,735)         (1,690,845)         (2,167,583)            (54,424)

Net assets at beginning of period                          7,227,644           8,918,489           5,223,358           5,277,782
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,596,909     $     7,227,644     $     3,055,775     $     5,223,358
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 43

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST SECTOR ROTATION    TEMPLETON DEVELOPING MARKETS SECURITIES
                                                                    FUND                                FUND - CLASS 2
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (102,568)    $       (57,925)    $        (7,870)    $          (399)
          Realized gains (losses)                            577,993              73,711              52,345              76,253
          Unrealized appreciation (depreciation)
               during the year                               107,051             521,392             893,125             709,469
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,476             537,178             937,600             785,323
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               358,279              74,956             110,741              21,013
          Transfers between Investment Options
               (including GIA/MVA), net                   (2,875,340)          5,072,670           1,818,646            (138,812)
          Transfers for contract
               benefits and terminations                    (901,909)           (355,352)           (773,166)           (583,769)
          Contract maintenance charges                       (23,954)            (13,189)             (4,627)             (5,839)
          Net change to contracts in payout period               -                   -                    66                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,442,924)          4,779,085           1,151,660            (707,407)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,860,448)          5,316,263           2,089,260              77,916

Net assets at beginning of period                          8,350,385           3,034,122           3,634,470           3,556,554
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,489,937     $     8,350,385     $     5,723,730     $     3,634,470
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     TEMPLETON FOREIGN SECURITIES FUND -    TEMPLETON GLOBAL ASSET ALLOCATION FUND -
                                                                   CLASS 2                                  CLASS 2
                                                    -------------------------------------   ----------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:

          Net investment income (loss)               $       (31,629)    $       (50,255)    $       283,559     $       121,381
          Realized gains (losses)                            128,014            (475,665)            333,165             (78,564)
          Unrealized appreciation (depreciation)
               during the year                             6,628,741           3,442,410             272,136              42,362
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      6,725,126           2,916,490             888,860              85,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               878,759           3,280,489              55,695              30,568
          Transfers between Investment Options
               (including GIA/MVA), net                    3,894,591           1,955,902            (168,332)           (249,480)
          Transfers for contract
               benefits and terminations                  (5,229,694)         (4,328,570)           (698,111)           (908,432)
          Contract maintenance charges                      (126,832)            (70,053)             (4,034)             (6,286)
          Net change to contracts in payout period               298                (500)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (582,878)            837,268            (814,782)         (1,133,630)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,142,248           3,753,758              74,078          (1,048,451)

Net assets at beginning of period                         35,750,402          31,996,644           4,982,023           6,030,474
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    41,892,650     $    35,750,402     $     5,056,101     $     4,982,023
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES FUND -       VAN KAMPEN UIF EQUITY AND INCOME
                                                                  CLASS 2                            PORTFOLIO - CLASS II
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (35,497)    $       (96,004)    $          (475)    $           -
          Realized gains (losses)                          2,871,945             389,579               1,902                 -
          Unrealized appreciation (depreciation)
               during the year                             4,840,955           2,569,368               7,178                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,677,403           2,862,943               8,605                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,470,118           1,170,199              15,960                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,828           1,916,343             216,858                 -
          Transfers for contract
               benefits and terminations                  (6,645,322)         (4,970,285)            (42,631)                -
          Contract maintenance charges                       (68,768)            (70,098)             (2,102)                -
          Net change to contracts in payout period               714              (3,351)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             224,570          (1,957,192)            188,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,901,973             905,751             196,690                 -

Net assets at beginning of period                         40,604,415          39,698,664                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    48,506,388     $    40,604,415     $       196,690     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         WANGER INTERNATIONAL SELECT            WANGER INTERNATIONAL SMALL CAP
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (210,560)    $        86,706     $      (939,661)    $      (300,973)
          Realized gains (losses)                            685,569             262,426           7,941,803           4,646,176
          Unrealized appreciation (depreciation)
               during the year                             5,270,169           1,492,577          30,756,144          14,880,785
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,745,178           1,841,709          37,758,286          19,225,988
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,308,147           1,004,694           9,535,503           7,447,083
          Transfers between Investment Options
               (including GIA/MVA), net                    3,140,510           1,133,138          (3,096,874)         (3,398,266)
          Transfers for contract
               benefits and terminations                  (2,354,698)         (1,391,506)        (17,796,177)        (14,599,468)
          Contract maintenance charges                       (45,594)            (28,264)           (302,934)           (178,376)
          Net change to contracts in payout period               208                 (22)               (104)               (754)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,048,573             718,040         (11,660,586)        (10,729,781)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,793,751           2,559,749          26,097,700           8,496,207

Net assets at beginning of period                         14,782,359          12,222,610         111,676,401         103,180,194
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    22,576,110     $    14,782,359     $   137,774,101     $   111,676,401
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (238,474)    $      (256,613)    $    (1,295,598)    $    (1,789,745)
          Realized gains (losses)                          1,091,197           1,600,476          16,503,845          12,185,689
          Unrealized appreciation (depreciation)
               during the year                             3,234,944             329,816          (7,644,829)          1,755,127
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,087,667           1,673,679           7,563,418          12,151,071
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               935,707           1,624,286           2,837,021           3,342,877
          Transfers between Investment Options
               (including GIA/MVA), net                    4,798,571             159,509          (9,676,549)         (5,498,508)
          Transfers for contract
               benefits and terminations                  (2,841,564)         (2,350,266)        (21,153,543)        (21,484,091)
          Contract maintenance charges                       (55,421)            (52,724)           (252,913)           (273,579)
          Net change to contracts in payout period            (1,460)              1,602              (4,740)                191
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,835,833            (617,593)        (28,250,724)        (23,913,110)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,923,500           1,056,086         (20,687,306)        (11,762,039)

Net assets at beginning of period                         20,909,662          19,853,576         131,367,851         143,129,890
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    27,833,162     $    20,909,662     $   110,680,545     $   131,367,851
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

             -------------------------------------------------------------------
              AIM V.I. Capital Appreciation Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Core Equity Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Mid Cap Core Equity Fund - Class I
             -------------------------------------------------------------------
              Alger American Leveraged AllCap Portfolio - Class O
             -------------------------------------------------------------------
              DWS Equity 500 Index Fund VIP - Class A
             -------------------------------------------------------------------
              Federated Fund for U.S. Government Securities II
             -------------------------------------------------------------------
              Federated High Income Bond Fund II - Primary Shares
             -------------------------------------------------------------------
              Fidelity VIP Contrafund(R) Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Opportunities Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Portfolio - Service Class
             -------------------------------------------------------------------
              Franklin Income Securities Fund  - Class 2
             -------------------------------------------------------------------
              Lazard Retirement Small Cap Portfolio - Service Shares
             -------------------------------------------------------------------
              Lord Abbett Bond-Debenture Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Growth and Income Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Mid-Cap Value Portfolio - Class VC
             -------------------------------------------------------------------
              Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
             -------------------------------------------------------------------
              Neuberger Berman AMT Fasciano Portfolio - Class S
             -------------------------------------------------------------------
              Neuberger Berman AMT Guardian Portfolio - Class S
             -------------------------------------------------------------------
              Oppenheimer Capital Appreciation Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Global Securities Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Main Street Small Cap Fund/VA - Service Shares
             -------------------------------------------------------------------
              Phoenix Capital Growth Series
             -------------------------------------------------------------------
              Phoenix Growth and Income Series
             -------------------------------------------------------------------
              Phoenix Mid-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix Money Market Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Fixed Income Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Short Term Bond Series
             -------------------------------------------------------------------
              Phoenix Strategic Allocation Series
             -------------------------------------------------------------------
              Phoenix-Aberdeen International Series
             -------------------------------------------------------------------
              Phoenix-Alger Small-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix-Duff & Phelps Real Estate Securities Series
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Mid-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Small-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Comstock Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Equity 500 Index Series
             -------------------------------------------------------------------
              PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Real Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Total Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              Rydex Variable Trust Inverse Government Long Bond Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Nova Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Sector Rotation Fund
             -------------------------------------------------------------------

             -------------------------------------------------------------------
              Templeton Developing Markets Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Foreign Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Global Asset Allocation Fund - Class 2
             -------------------------------------------------------------------
              Templeton Growth Securities Fund - Class 2
             -------------------------------------------------------------------
              Van Kampen UIF Equity and Income Portfolio - Class II
             -------------------------------------------------------------------
              Wanger International Select
             -------------------------------------------------------------------
              Wanger International Small Cap
             -------------------------------------------------------------------
              Wanger Select
             -------------------------------------------------------------------
              Wanger U.S. Smaller Companies
             -------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                      PURCHASES                        SALES
-----------------                                                      ---------                        -----
   AIM V.I. Capital Appreciation Fund - Class I                    $     21,767,846                $    8,994,072
   AIM V.I. Core Equity Fund - Class I                                   23,149,144                     8,891,015
   AIM V.I. Mid Cap Core Equity Fund - Class I                            1,741,559                     2,786,536
   Alger American Leveraged AllCap Portfolio - Class O                    2,660,603                     6,258,579
   DWS Equity 500 Index Fund VIP - Class A                               35,452,768                    21,335,074
   Federated Fund for U.S. Government Securities II                      72,149,564                    28,968,264
   Federated High Income Bond Fund II - Primary Shares                    8,735,388                     8,599,061
   Fidelity VIP Contrafund(R) Portfolio - Service Class                  35,477,226                    21,314,224
   Fidelity VIP Growth Opportunities Portfolio - Service Class           27,121,338                     3,138,386
   Fidelity VIP Growth Portfolio - Service Class                          3,093,975                     9,808,268
   Franklin Income Securities Fund - Class 2                              9,179,312                       591,848
   Lazard Retirement Small Cap Portfolio - Service Shares                 1,195,660                     2,708,598
   Lord Abbett Bond-Debenture Portfolio - Class VC                        4,332,878                     4,096,295
   Lord Abbett Growth and Income Portfolio - Class VC                    39,844,873                    19,101,308
   Lord Abbett Mid-Cap Value Portfolio - Class VC                         4,651,406                     7,625,413
   Mutual Shares Securities Fund - Class 2                               22,483,909                     9,430,113
   Neuberger Berman AMT Fasciano Portfolio - S Class                         36,365                           234
   Neuberger Berman AMT Guardian Portfolio - S Class                        495,272                         4,028
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                359,682                         2,344
   Oppenheimer Global Securities Fund/VA - Service Shares                 1,258,965                       167,199
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               418,834                        13,278
   Phoenix Capital Growth Series                                         35,835,706                    26,657,734
   Phoenix Growth and Income Series                                      25,517,434                    21,405,389
   Phoenix Mid-Cap Growth Series                                         28,873,344                    13,258,926
   Phoenix Money Market Series                                           77,653,996                    64,563,527
   Phoenix Multi-Sector Fixed Income Series                              24,555,241                    24,240,741
   Phoenix Multi-Sector Short Term Bond Series                           10,126,384                    12,290,581
   Phoenix Strategic Allocation Series                                   13,901,858                    27,829,296
   Phoenix-Aberdeen International Series                                195,729,069                    38,514,413
   Phoenix-Alger Small-Cap Growth Series                                 22,776,109                     6,027,121
   Phoenix-Duff & Phelps Real Estate Securities Series                   40,600,102                    26,690,330
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth         8,743,806                       339,219
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                   12,717,132                     4,556,773
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                  3,243,207                       261,470
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth           7,142,751                       565,824
   Phoenix-Sanford Bernstein Mid-Cap Value Series                        27,904,911                    22,500,005
   Phoenix-Sanford Bernstein Small-Cap Value Series                      20,852,377                    13,136,300
   Phoenix-Van Kampen Comstock Series                                    13,025,838                    15,712,448
   Phoenix-Van Kampen Equity 500 Index Series                            21,868,710                    12,575,870
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         688,459                       197,744
   PIMCO VIT Real Return Portfolio - Advisor Class                          743,636                       195,428
   PIMCO VIT Total Return Portfolio - Advisor Class                       5,754,363                       211,909
   Rydex Variable Trust Inverse Government Long Bond Fund                   516,638                     3,527,083
   Rydex Variable Trust Nova Fund                                           280,717                     2,995,110
   Rydex Variable Trust Sector Rotation Fund                              3,873,604                     7,126,238
   Templeton Developing Markets Securities Fund - Class 2                 2,763,687                     1,620,027
   Templeton Foreign Securities Fund - Class 2                            9,150,640                     9,766,458
   Templeton Global Asset Allocation Fund - Class 2                         726,938                       944,724
   Templeton Growth Securities Fund - Class 2                            16,225,922                    14,571,280
   Van Kampen UIF Equity and Income Portfolio - Class II                    233,581                        45,470

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

INVESTMENT OPTION                                                        PURCHASES                     SALES
-----------------                                                        ---------                     -----
   Wanger International Select                                     $     13,091,833                $   11,254,354
   Wanger International Small Cap                                        24,488,920                    37,093,223
   Wanger Select                                                         10,216,666                     6,874,105
   Wanger U.S. Smaller Companies                                         10,817,496                    36,215,983
                                                                  ------------------              ----------------
                                                                   $  1,006,247,642                $  627,599,240
                                                                  ------------------              ----------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I              10,216,826  (3,975,324)    6,241,502   8,557,478  (2,159,678)   6,397,800
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                       22,944,072  (8,711,757)   14,232,315         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                  743,949  (2,367,324)   (1,623,375)  2,998,879  (2,314,518)     684,361
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        1,644,292  (4,127,831)   (2,483,539)  3,901,882  (6,467,908)  (2,566,026)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                   15,702,512  (9,290,712)    6,411,800  11,436,962  (6,076,135)   5,360,827
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          30,526,155 (11,525,171)   19,000,984  28,065,184 (11,701,108)  16,364,076
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        2,665,351  (3,216,008)     (550,657)  6,056,444  (9,464,959)  (3,408,515)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class      10,008,641  (7,584,586)    2,424,055  14,907,112  (4,716,334)  10,190,778
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
   Service Class                                          13,071,437  (1,507,450)   11,563,987   5,844,162  (1,042,322)   4,801,840
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class              1,855,240  (5,842,712)   (3,987,472)  4,955,395  (6,406,763)  (1,451,368)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                  8,646,559    (527,101)    8,119,458         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares       701,464  (2,283,467)   (1,582,003)  6,567,186  (1,463,862)   5,103,324
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC            3,233,542  (3,700,893)     (467,351) 17,581,659  (2,502,976)  15,078,683
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC        30,405,900 (15,709,111)   14,696,789  98,809,794  (6,936,055)  91,873,739
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             2,792,606  (6,658,192)   (3,865,586) 23,331,509  (3,334,294)  19,997,215
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    8,635,495  (3,420,718)    5,214,777   5,388,224  (2,864,532)   2,523,692
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class             38,140          (4)       38,136         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class            507,613      (1,664)      505,949         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
   Shares                                                    369,618        (961)      368,657         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares     1,252,276    (157,828)    1,094,448         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
   Shares                                                    434,687     (12,160)      422,527         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             25,435,382 (20,764,923)    4,670,459   4,131,727 (27,083,027) (22,951,300)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                          11,613,992 (11,362,354)      251,638  13,834,717 (17,157,327)  (3,322,610)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             17,721,122  (7,809,079)    9,912,043   4,120,461  (9,993,719)  (5,873,258)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               43,852,787 (37,380,774)    6,472,013  63,943,124 (69,380,927)  (5,437,803)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   7,451,787  (9,650,888)   (2,199,101)  9,502,781 (12,224,320)  (2,721,539)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                8,074,225 (11,024,461)   (2,950,236) 13,967,499 (10,074,021)   3,893,478
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        1,165,809 (12,420,925)  (11,255,116)  2,473,310 (15,042,138) (12,568,828)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     59,752,541 (14,190,073)   45,562,468  10,907,358 (11,600,691)    (693,333)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      5,938,807  (1,582,986)    4,355,821   1,387,935  (1,253,491)     134,444
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5,903,531  (4,599,446)    1,304,085   4,919,228  (4,615,947)     303,281
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Grow                                         8,361,821    (275,525)    8,086,296         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth       12,404,054  (4,467,047)    7,937,007         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate      3,195,084    (246,196)    2,948,888         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                  6,948,636    (531,218)    6,417,418         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             5,797,117  (6,386,043)     (588,926)  5,333,498  (5,469,631)    (136,133)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           3,907,177  (3,201,941)      705,236   3,662,670  (3,886,962)    (224,292)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         1,790,724  (6,512,695)   (4,721,971)  1,470,387 (11,254,121)  (9,783,734)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                11,107,998  (6,781,070)    4,326,928   1,436,392  (7,942,014)  (6,505,622)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Advisor Class                                             673,529    (192,167)      481,362         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class              709,345    (187,001)      522,344         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class           5,543,834    (188,715)    5,355,119         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund       356,763  (3,760,602)   (3,403,839)  3,813,353  (5,082,368)  (1,269,015)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               167,502  (2,041,228)   (1,873,726)  1,584,304  (1,717,481)    (133,177)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  2,398,787  (4,788,737)   (2,389,950)  4,712,351  (1,194,836)   3,517,515
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1,724,838  (1,096,013)      628,825      19,892    (645,840)    (625,948)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                3,598,219  (4,139,805)     (541,586)  7,870,399  (8,068,585)    (198,186)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2              31,953    (464,389)     (432,436)     20,829    (685,096)    (664,267)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                 5,970,007  (5,577,230)      392,777   3,668,440  (4,908,291)  (1,239,851)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II        225,801     (41,736)      184,065         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                4,518,339  (3,653,645)      864,694   3,134,108  (3,087,722)      46,386
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             6,527,611  (9,321,154)   (2,793,543)  9,540,447 (12,719,953)  (3,179,506)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2,712,076  (2,051,770)      660,306   2,057,261  (2,290,185)    (232,924)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              1,938,534  (9,892,663)   (7,954,129)  3,336,175 (10,817,836)  (7,481,661)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2006           27,149        1.15  to       2.35       60,601           0.07%       0.90% to     1.95%      3.31%  to     5.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,907        1.10  to       2.24       44,483           0.08%       0.90% to     1.95%      4.23%  to     7.86%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,510        1.17  to       2.08       28,566               -       0.75% to     1.95%      2.28%  to     5.67%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,357        1.11  to       2.54       15,472               -       0.75% to     1.95%      1.32%  to    32.69%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,219        1.30  to       1.54        3,066               -       0.90% to     1.95%    (25.57%) to    (5.25%)

AIM V.I. Core Equity Fund - Class I
    2006(17)       14,232        1.08  to       1.09       15,458           0.81%       0.90% to     1.95%      7.73%  to     8.50%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

AIM V.I. Mid Cap Core Equity Fund - Class I
    2006            6,924        1.17  to        1.21       8,201           0.88%       0.50% to     1.95%      9.08%  to    10.69%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,548        1.07  to        1.09       9,222           0.52%       0.50% to     1.95%      5.53%  to     7.08%
------------------------------------------------------------------------------------------------------------------------------------
    2004(5)         7,864        1.02  to        1.02       7,992           2.09%       0.50% to     1.95%      1.83%  to     1.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Alger American Leveraged AllCap Portfolio - Class O

    2006            9,640        1.51  to       2.55       16,453               -       0.90% to     1.95%     12.55%  to    18.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,124        1.29  to       2.16       17,219               -       0.90% to     1.95%      0.18%  to    13.42%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,690        1.14  to       1.91       19,272               -       0.90% to     1.95%      6.08%  to     7.21%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,422        1.07  to       1.79       15,813               -       0.90% to     1.95%      1.18%  to    33.51%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,967        0.80  to       1.34        7,664           0.01%       0.90% to     1.95%    (34.97%) to  (13.66%)

DWS Equity 500 Index Fund VIP - Class A

    2006           32,362        1.18  to       2.71       79,149           1.17%       0.90% to     2.25%     (2.51%) to    14.49%
------------------------------------------------------------------------------------------------------------------------------------
    2005           25,950        1.04  to       2.37       56,171           1.42%       0.90% to     2.25%      0.27%  to     5.20%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,589        1.08  to       2.28       43,545           1.02%       0.50% to     2.25%     (0.16%) to     9.60%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,216        1.11  to       2.49       26,642           0.65%       0.50% to     1.95%      7.47%  to    27.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002            4,057        1.55  to       1.64        6,550           2.74%       0.90% to     1.95%    (23.56%) to    (8.91%)

Federated Fund for U.S. Government Securities II

    2006           91,224        1.02  to       2.77      209,018           3.86%       0.50% to     1.95%      0.14%  to     3.62%
------------------------------------------------------------------------------------------------------------------------------------
    2005           72,223        0.99  to       2.69      165,069           3.68%       0.50% to     1.95%     (0.93%) to     1.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           55,859        1.03  to       2.66      129,138           4.18%       0.50% to     1.95%      1.59%  to     3.09%
------------------------------------------------------------------------------------------------------------------------------------
    2003           43,612        1.01  to       2.59      100,951           3.71%       0.50% to     1.95%      0.37%  to     2.13%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,786        2.05  to       2.55       99,229           3.15%       0.50% to     1.95%      0.78%  to     8.07%

Federated High Income Bond Fund II - Primary Shares

    2006            8,838        1.12  to       3.14       23,709           8.64%       0.75% to     1.95%      0.13%  to     9.98%
------------------------------------------------------------------------------------------------------------------------------------
    2005            9,388        1.03  to       2.86       23,182           8.58%       0.75% to     1.95%      0.66%  to     1.89%
------------------------------------------------------------------------------------------------------------------------------------
    2004           12,797        1.16  to       2.81       31,179           7.96%       0.50% to     1.95%      8.31%  to     9.63%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,502        1.07  to       2.57       32,086           7.52%       0.50% to     1.95%      7.95%  to    21.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,335        1.77  to       2.00       13,375           7.28%       0.90% to     1.95%     (2.36%) to     4.09%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006           35,546        1.24  to       3.40      100,303           1.13%       0.90%  to    1.95%      0.31%  to    10.59%
------------------------------------------------------------------------------------------------------------------------------------
    2005           33,122        1.13  to       3.08       84,975           0.17%       0.90%  to    1.95%      8.64%  to    15.80%
------------------------------------------------------------------------------------------------------------------------------------
    2004           22,931        1.28  to       2.66       51,567           0.21%       0.75%  to    1.95%     10.09%  to    14.30%
------------------------------------------------------------------------------------------------------------------------------------
    2003           15,576        1.13  to       2.50       30,712           0.28%       0.75%  to    1.95%      6.71%  to    33.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002            9,291        1.43  to       1.96       13,736           0.56%       0.75%  to    1.95%    (13.79%) to    (0.45%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2006           19,629        1.12  to       2.39       42,654           0.39%       0.90%  to    1.95%     (0.42%) to     4.36%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,065        1.08  to       2.30       16,245           0.52%       0.90%  to    1.95%      4.93%  to     8.77%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,263        1.17  to       2.13        5,432           0.44%       0.90%  to    1.95%      4.97%  to     6.10%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,993        1.11  to       2.01        4,538           0.59%       0.90%  to    1.95%      9.01%  to    28.49%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,411        1.09  to       1.57        2,737           0.75%       0.90%  to    1.95%    (23.17%) to    (2.92%)

Fidelity VIP Growth Portfolio - Service Class

    2006           20,603        1.12  to       2.93       36,134           0.29%       0.50%  to    1.95%      3.75%  to     6.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,590        1.07  to       2.76       40,518           0.38%       0.50%  to    1.95%      2.56%  to     5.34%
------------------------------------------------------------------------------------------------------------------------------------
    2004           26,041        1.14  to       2.62       39,498           0.15%       0.50%  to    1.95%     (2.21%) to     2.75%
------------------------------------------------------------------------------------------------------------------------------------
    2003           21,490        1.12  to       2.55       29,795           0.15%       0.50%  to    1.95%     10.55%  to    32.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           13,580        0.93  to       1.93       13,197           0.11%       0.50%  to    1.95%    (31.94%) to     8.69%

Franklin Income Securities Fund - Class 2

    2006(22)        8,119        1.04  to       1.11        8,983           0.68%       0.90% to     1.95%      3.11%  to    12.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lazard Retirement Small Cap Portfolio - Service Shares

    2006            3,521        1.24  to       1.26        4,403               -       0.90% to     1.95%     13.81%  to    15.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005(11)        5,103        1.09  to       1.10        5,571               -       0.90% to     1.95%      1.74%  to    12.13%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2006           14,611        1.09  to       1.11       16,072           6.00%       0.90% to     1.95%      0.62%  to     8.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005(12)       15,079        1.02  to       1.02       15,385           7.32%       0.90% to     1.95%     (0.01%) to     4.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2006          106,571        1.20  to       1.22      129,362           1.36%       0.90% to     1.95%      4.41%  to    16.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(140)      91,874        1.04  to       1.05       96,321           1.57%       0.90% to     1.95%      2.04%  to     8.58%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2006           16,132        1.18  to       1.21       19,312           0.46%       0.90% to     1.95%     (0.35%) to    11.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(10)       19,997        1.07  to       1.09       21,620           0.67%       0.90% to     1.95%     (0.79%) to    13.48%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Mutual Shares Securities Fund - Class 2

    2006           19,109        1.25 to        3.71       53,592          1.24%        0.90% to     1.95%      0.44%  to    17.32%
------------------------------------------------------------------------------------------------------------------------------------
    2005           13,894        1.08 to        3.16       35,252          0.84%        0.90% to     1.95%      5.11%  to     9.56%
------------------------------------------------------------------------------------------------------------------------------------
    2004           11,370        1.24 to        2.89       26,137          0.80%        0.75% to     1.95%      2.50%  to    11.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003            9,655        1.12 to        2.59       19,488          1.03%        0.75% to     1.95%      8.60%  to    25.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,046        1.11 to        2.09       10,992          0.94%        0.90% to     1.95%    (15.15%) to    (8.05%)

Neuberger Berman AMT Fasciano Portfolio - S Class

    2006(22)           38        0.96  to       0.97           37              -        0.90% to     1.80%     (4.34%) to     3.54%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Neuberger Berman AMT Guardian Portfolio - S Class

    2006(22)          506        1.04  to       1.06          534          1.29%        0.90% to     1.65%      4.35%  to    15.67%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

    2006(23)          369        1.01  to       1.03          375              -        0.90% to     1.80%      1.62%  to    12.46%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Global Securities Fund/VA - Service Shares

    2006(18)        1,094        1.06  to       1.07        1,162              -        0.90% to     1.95%      4.31%  to    14.51%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Main Street Small Cap Fund/VA - Service Shares

    2006(21)          423        0.99  to       1.04          423              -        0.90% to     1.80%     (2.92%) to    12.11%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -


                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                 At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix Capital Growth Series

    2006           74,964        1.02 to        2.04       97,738          0.24%       0.90% to      1.95%       1.21% to     8.04%
------------------------------------------------------------------------------------------------------------------------------------
    2005           70,294        1.01 to        2.00       86,963          0.06%       0.90% to      1.95%       1.70% to     2.78%
------------------------------------------------------------------------------------------------------------------------------------
    2004           93,245        0.99 to        1.95      112,519          0.81%       0.90% to      1.95%       2.92% to     4.03%
------------------------------------------------------------------------------------------------------------------------------------
    2003          112,105        0.95 to        1.88      129,578          0.10%       0.90% to      1.95%       3.31% to    25.35%
------------------------------------------------------------------------------------------------------------------------------------
    2002          127,831        0.77 to        1.50      117,024              -       0.90% to      1.95%     (26.02%)to     6.51%

Phoenix Growth and Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           49,152        1.19 to        3.26      108,401          1.15%       0.75% to      1.95%       2.98% to    16.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           48,900        1.03 to        2.80       90,058          1.08%       0.75% to      1.95%      (0.36%)to     4.55%
------------------------------------------------------------------------------------------------------------------------------------
    2004           52,223        1.20 to        2.69       87,702          1.31%       0.75% to      1.95%       8.32% to     9.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           42,548        1.10 to        2.45       61,415          1.17%       0.75% to      1.95%       2.21% to    26.32%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,508        0.88 to        1.56       43,496          0.76%       0.90% to      1.95%     (23.75%)to    10.65%

Phoenix Mid-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           22,323        1.07 to        2.23       36,076              -       0.90% to      1.95%      (1.37%)to     3.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,410        1.05 to        2.16       20,151              -       0.90% to      1.95%      (0.87%)to     3.24%
------------------------------------------------------------------------------------------------------------------------------------
    2004           18,284        1.12 to        2.10       29,040              -       0.90% to      1.95%       4.64% to     5.76%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,554        1.07 to        1.99       28,900              -       0.90% to      1.95%       2.47% to    27.67%
------------------------------------------------------------------------------------------------------------------------------------
    2002(4)        19,237        0.87 to        1.57       22,341              -       0.90% to      1.95%     (33.58%)to    (2.98%)

Phoenix Money Market Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           37,587        1.02 to        2.32       69,317          4.35%       0.75% to      2.25%      0.00%* to     3.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005           31,115        1.00 to        2.24       56,230          2.53%       0.75% to      1.95%      0.00%* to     1.81%
------------------------------------------------------------------------------------------------------------------------------------
    2004           36,553        0.99 to        2.20       61,979          0.77%       0.75% to      2.25%      (1.47%)to     0.04%
------------------------------------------------------------------------------------------------------------------------------------
    2003           41,970        1.00 to        2.20       77,573          0.68%       0.75% to      2.25%      (1.58%)to    (0.07%)
------------------------------------------------------------------------------------------------------------------------------------
    2002           48,747        1.25 to        2.21       85,897          1.41%       0.75% to      2.25%      (0.86%)to     0.51%

Phoenix Multi-Sector Fixed Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           43,905        1.06 to        3.20      111,464          5.34%       0.50% to      1.95%      (0.42%)to     6.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           46,104        1.01 to        3.02      109,741          4.82%       0.50% to      1.95%      (0.40%)to     1.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004           48,826        1.11 to        2.99      112,833          6.18%       0.50% to      1.95%       3.49% to     6.17%
------------------------------------------------------------------------------------------------------------------------------------
    2003           39,784        1.06 to        2.83       82,061          6.72%       0.75% to      1.95%       0.25% to    13.72%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)        39,381        1.50 to        2.49       68,574          7.14%       0.75% to      1.95%       2.05% to     9.01%

Phoenix Multi-Sector Short Term Bond Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           29,621        1.05 to        1.13       32,637          4.51%       0.90% to      1.95%       3.66% to     4.77%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,571        1.01 to        1.07       34,440          3.73%       0.90% to      1.95%      (0.87%)to     0.45%
------------------------------------------------------------------------------------------------------------------------------------
    2004           28,678        1.04 to        1.07       30,379          4.41%       0.75% to      1.95%       2.04% to     4.39%
------------------------------------------------------------------------------------------------------------------------------------
    2003(7)        17,461        1.02 to        1.03       17,859          5.05%       0.75% to      1.95%       0.12% to     5.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix Strategic Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,980        1.27 to        2.88       76,077          2.50%       0.75% to      1.95%      10.50% to    11.85%
------------------------------------------------------------------------------------------------------------------------------------
    2005           44,235        1.14 to        2.58       91,736          2.28%       0.75% to      1.95%      (1.80%)to     1.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004           56,804        1.14 to        2.55      116,772          2.58%       0.75% to      1.95%       5.36% to     6.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           64,416        1.08 to        2.39      123,911          2.66%       0.75% to      1.95%       4.65% to    18.79%
------------------------------------------------------------------------------------------------------------------------------------
    2002           68,375        1.52 to        1.93      110,311          2.78%       0.90% to      1.95%     (12.99%)to     3.07%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment          Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
    2006           74,181        1.49 to        4.56      245,476          2.59%       0.50% to      1.95%       0.55% to    26.74%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,619        1.19 to        3.59       63,545          4.47%       0.50% to      1.95%       6.72% to    17.98%
------------------------------------------------------------------------------------------------------------------------------------
    2004           29,312        1.40 to        3.05       53,620          2.92%       0.50% to      1.95%      15.17% to    20.18%
------------------------------------------------------------------------------------------------------------------------------------
    2003           25,479        1.18 to        2.53       38,468          1.92%       0.50% to      1.95%      10.60% to    41.66%
------------------------------------------------------------------------------------------------------------------------------------
    2002           23,100        1.06 to        1.73       26,490          1.04%       0.90% to      1.95%     (19.73%)to    12.13%

Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006            8,834        1.36 to        4.22       35,811          0.02%       0.75% to      1.95%      10.22% to    18.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005            4,478        1.16 to        3.56       15,539              -       0.75% to      1.95%      (2.25%)to    16.43%
------------------------------------------------------------------------------------------------------------------------------------
    2004            4,344        1.15 to        3.10       13,185              -       0.75% to      1.95%      (9.64%)to     1.36%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,544        1.15 to        3.06        7,643              -       0.75% to      1.95%      (3.45%)to    53.14%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)           151        2.00 to        2.01          304              -       0.90% to      1.80%      (9.32%)to    (0.36%)

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           17,101        1.48 to        9.25      110,320          1.34%       0.50% to      1.95%       9.68% to    36.38%
------------------------------------------------------------------------------------------------------------------------------------
    2005           15,797        1.10 to        6.81       76,155          1.74%       0.50% to      1.95%       0.03% to    14.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           15,493        1.55 to        5.97       66,800          2.50%       0.50% to      1.95%      27.28% to    34.02%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,497        1.17 to        4.47       47,159          3.40%       0.50% to      1.95%      14.00% to    39.52%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,061        2.00 to        3.26       33,487          3.99%       0.50% to      1.95%      (3.09%)to    11.07%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    2006(14)        8,086        1.11 to        1.12        8,997          2.36%       0.90% to      1.80%       1.29% to    14.96%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

    2006(16)        7,937        1.04 to        1.09        8,616          1.94%       0.90% to      1.80%       0.83% to    10.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    2006(15)        2,949        1.03 to        1.05        3,075          4.46%       0.90% to      1.95%       0.05% to     6.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    2006(13)        6,417        1.04 to        1.08        6,886          3.72%       0.90% to      1.95%       2.55% to    10.27%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                     Total
                Units            Fair Value            Assets           Income          Ratio (2)                  Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2006           19,888        1.20 to        5.53       71,158          0.42%       0.50% to      1.95%       6.75% to    14.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,477        1.06 to        4.87       65,289          0.11%       0.50% to      1.95%      (1.55%)to     7.19%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,613        1.42 to        4.58       61,042          0.18%       0.50% to      1.95%      18.06% to    19.80%
------------------------------------------------------------------------------------------------------------------------------------
    2003           18,073        1.20 to        3.85       42,763          0.21%       0.50% to      1.95%      16.68% to    40.27%
------------------------------------------------------------------------------------------------------------------------------------
    2002           17,309        0.98 to        2.77       28,275          0.97%       0.50% to      1.95%     (19.45%)to     6.91%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2006           11,112        1.23 to        4.80       45,913          0.23%       0.90% to      1.95%       9.44% to    15.70%
------------------------------------------------------------------------------------------------------------------------------------
    2005           10,407        1.07 to        4.15       38,467              -       0.90% to      1.95%       0.56% to     6.50%
------------------------------------------------------------------------------------------------------------------------------------
    2004           10,631        1.48 to        3.90       37,411              -       0.75% to      1.95%      10.85% to    21.57%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,866        1.23 to        3.21       26,107              -       0.90% to      1.95%      20.19% to    42.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,376        1.91 to        2.25       17,766          0.60%       0.90% to      1.95%     (20.21%)to     4.51%

Phoenix-Van Kampen Comstock Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           19,855        1.25 to        3.49       51,685          1.64%       0.50% to      1.95%      10.13% to    20.30%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,577        1.24 to        2.91       53,686          1.10%       0.50% to      1.95%      (1.86%)to     4.90%
------------------------------------------------------------------------------------------------------------------------------------
    2004           34,361        1.20 to        2.79       70,474          0.97%       0.50% to      1.95%      10.71% to    11.90%
------------------------------------------------------------------------------------------------------------------------------------
    2003           26,606        1.08 to        2.49       48,713          0.94%       0.90% to      1.95%       4.39% to    22.76%
------------------------------------------------------------------------------------------------------------------------------------
    2002           22,753        1.09 to        2.03       34,335          0.93%       0.90% to      1.95%     (23.18%)to     8.62%

Phoenix-Van Kampen Equity 500 Index Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,875        1.17 to        2.41       64,412          1.34%       0.90% to      2.25%       3.06% to    13.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,548        1.22 to        2.13       49,041          1.22%       0.90% to      2.25%      (4.47%)to     2.76%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,053        1.20 to        2.08       58,129          1.47%       0.90% to      2.25%       3.40% to     8.85%
------------------------------------------------------------------------------------------------------------------------------------
    2003           34,336        1.11 to        1.91       51,046          1.17%       0.90% to      2.25%      10.77% to    25.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002           28,730        0.91 to        1.53       31,487          0.94%       0.90% to      2.25%     (25.40%)to    (0.72%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

    2006(18)          481        0.95 to        1.00          461         15.20%       0.90% to      1.80%      (7.64%)to    (3.51%)
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Real Return Portfolio - Advisor Class

    2006(21)          522        1.00 to        1.02          530          4.51%       1.10% to      1.80%      (1.72%)to     2.65%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Total Return Portfolio - Advisor Class

    2006(19)        5,355        1.01 to        1.04        5,526          4.56%       0.90% to      1.85%      (1.22%)to     4.15%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Rydex Variable Trust Inverse Government Long Bond Fund

    2006            5,007        0.82 to        0.94        4,597          3.12%       0.90% to      1.95%       6.01% to     7.14%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,410        0.77 to        0.88        7,228              -       0.90% to      1.95%      (7.08%)to    (6.09%)
------------------------------------------------------------------------------------------------------------------------------------
    2004            9,679        0.83 to        0.93        8,918              -       0.90% to      1.95%     (12.41%)to    (7.00%)
------------------------------------------------------------------------------------------------------------------------------------
    2003(8)         5,403        0.94 to        1.05        5,669              -       0.90% to      1.95%      (5.81%)to     9.53%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Nova Fund

    2006            1,853        1.62 to        1.68        3,056          0.93%       0.90% to      1.95%       0.95% to    18.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005            3,727        1.35 to        1.43        5,223          0.37%       0.90% to      1.95%       1.95% to     6.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,860        1.32 to        1.38        5,278          0.05%       0.90% to      1.95%      10.83% to    13.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,921        1.17 to        1.22        3,545              -       0.90% to      1.85%       2.37% to    20.71%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Sector Rotation Fund

    2006            3,541        1.22 to        1.58        5,490              -       0.90% to      1.95%      (0.47%)to    10.39%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,931        1.35 to        1.43        8,350              -       0.90% to      1.95%      11.50% to    12.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004            2,414        1.20 to        1.27        3,034              -       0.90% to      1.95%       5.09% to    12.91%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,363        1.10 to        1.16        2,724              -       0.90% to      1.80%       0.46% to    16.17%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Templeton Developing Markets Securities Fund - Class 2

    2006            3,217        1.06 to        5.43        5,724          1.07%       0.90% to      1.80%       0.88% to    26.94%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,588        1.09 to        3.50        3,634          1.30%       0.90% to      1.60%      25.40% to    26.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,214        0.87 to        2.77        3,557          1.81%       0.90% to      1.60%       5.78% to    23.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,064        0.70 to        2.77        3,591          1.17%       0.90% to      1.60%      50.55% to    51.62%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,087        0.47 to        1.83        2,935          1.41%       0.90% to      1.60%      (1.74%)to    (1.05%)

Templeton Foreign Securities Fund - Class 2

    2006           15,754        1.32 to        3.85       41,893          1.24%       0.50% to      1.95%       3.00% to    20.84%
------------------------------------------------------------------------------------------------------------------------------------
    2005           16,296        1.11 to        3.19       35,750          1.19%       0.50% to      1.95%       4.77% to     9.62%
------------------------------------------------------------------------------------------------------------------------------------
    2004           16,494        1.36 to        2.91       31,997          1.06%       0.50% to      1.95%      11.51% to    17.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,981        1.16 to        2.46       23,427          1.68%       0.50% to      1.95%       8.87% to    32.63%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,553        0.91 to        1.87       16,461          1.72%       0.50% to      1.95%     (22.10%)to    (0.22%)

Templeton Global Asset Allocation Fund - Class 2

    2006            2,408        2.02 to        3.41        5,056          7.06%       0.90% to      1.60%      19.18% to    20.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,840        1.69 to        2.84        4,982          3.68%       0.90% to      1.60%       1.90% to     2.63%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,504        1.65 to        2.77        6,030          2.82%       0.90% to      1.60%      13.87% to    14.68%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,340        1.45 to        2.42        6,504          2.58%       0.90% to      1.60%      29.84% to    30.77%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,013        1.11 to        1.85        5,861          1.78%       0.90% to      1.60%      (5.92%)to    (5.25%)

Templeton Growth Securities Fund - Class 2

    2006           18,181        1.30 to        3.76       48,506          1.28%       0.75% to      1.95%      10.08% to    20.90%
------------------------------------------------------------------------------------------------------------------------------------
    2005           17,788        1.41 to        3.12       40,604          1.15%       0.75% to      1.95%       2.80% to     8.05%
------------------------------------------------------------------------------------------------------------------------------------
    2004           19,028        1.32 to        2.90       39,699          1.22%       0.75% to      1.95%      13.76% to    15.16%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,585        1.15 to        2.53       35,681          1.50%       0.75% to      1.95%       8.13% to    33.82%
------------------------------------------------------------------------------------------------------------------------------------
    2002           20,477        1.09 to        1.94       25,439          2.30%       0.90% to      1.95%     (21.64%)to    (0.71%)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                     Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Van Kampen UIF Equity and Income Portfolio - Class II

  2006(20)            184        1.03 to        1.07          197          0.25%       0.90% to      1.80%       0.63% to    11.06%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Wanger International Select

    2006            6,205        1.55 to        4.89       22,576          0.30%       0.90% to      1.95%       7.84% to    34.78%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,340        1.16 to        3.63       14,782          1.97%       0.90% to      1.95%       8.99% to    16.12%
------------------------------------------------------------------------------------------------------------------------------------
    2004            5,295        1.83 to        3.15       12,223          0.33%       0.90% to      1.95%       2.86% to    24.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,475        1.49 to        2.55       10,408          0.29%       0.75% to      1.95%      12.89% to    39.97%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,877        1.07 to        1.95        5,404              -       0.75% to      1.80%     (16.65%)to     0.25%

Wanger International Small Cap

    2006           29,983        1.57 to        5.97      137,774          0.57%       0.50% to      1.95%      15.04% to    36.48%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,777        1.17 to        4.38      111,676          1.04%       0.50% to      1.95%       4.90% to    20.92%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,956        1.59 to        3.62      103,180          0.70%       0.50% to      1.95%      19.04% to    29.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003           37,064        1.24 to        2.79       83,580          0.30%       0.50% to      1.95%      11.28% to    48.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           32,650        0.97 to        1.89       51,249              -       0.50% to      1.95%     (21.57%)to    11.84%

Wanger Select

    2006            7,310        1.33 to        4.90       27,833          0.36%       0.90% to      1.95%      12.14% to    18.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005            6,650        1.13 to        4.13       20,910              -       0.90% to      1.95%       8.34% to    10.01%
------------------------------------------------------------------------------------------------------------------------------------
    2004            6,883        1.25 to        3.78       19,854              -       0.75% to      1.95%       7.50% to    18.23%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,538        1.06 to        3.21       13,348              -       0.90% to      1.95%       2.89% to    29.55%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,854        1.44 to        2.49        7,096              -       0.75% to      1.95%      (9.10%)to     3.47%


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                    Total
                Units            Fair Value             Assets         Income            Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Wanger U.S. Smaller Companies

    2006           30,670        1.16 to        4.15      110,681          0.24%       0.50% to      1.95%       0.11% to     7.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           38,624        1.09 to        3.86      131,368              -       0.50% to      1.95%       4.99% to    10.70%
------------------------------------------------------------------------------------------------------------------------------------
    2004           46,105        1.34 to        3.49      143,130              -       0.50% to      1.95%      12.12% to    17.74%
------------------------------------------------------------------------------------------------------------------------------------
    2003           50,151        1.15 to        2.96      133,745              -       0.50% to      1.95%       9.31% to    45.47%
------------------------------------------------------------------------------------------------------------------------------------
    2002           53,871        1.66 to        2.08      102,127              -       0.50% to      1.95%     (20.44%)to     2.48%












* Amount is less than 0.005%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the
Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment
Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be
active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.


(4) From inception February 14, 2002 to December 31, (2002.)      (14) From inception February 14, 2006 to December 31, (2006.)
(5) From inception November 13, 2002 to December 31, (2002.)      (15) From inception February 17, 2006 to December 31, (2006.)
(6) From inception June 3, 2003 to December 31, (2003.)           (16) From inception March 10, 2006 to December 31, (2006.)
(7) From inception June 4, 2003 to December 31, (2003.)           (17) From inception April 28, 2006 to December 31, (2006.)
(8) From inception June 5, 2003 to December 31, (2003.)           (18) From inception May 3, 2006 to December 31, (2006.)
(9) From inception June 22, 2004 to December 31, (2004.)          (19) From inception May 4, 2006 to December 31, (2006.)
(10) From inception April 22, 2005 to December 31, (2005.)        (20) From inception May 8, 2006 to December 31, (2006.)
(11) From inception April 28, 2005 to December 31, (2005.)        (21) From inception May 9, 2006 to December 31, (2006.)
(12) From inception April 29, 2005 to December 31, (2005.)        (22) From inception May 10, 2006 to December 31, (2006.)
(13) From inception February 9, 2006 to December 31, (2006.)      (23) From inception May 18, 2006 to December 31, (2006.)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $6,048,261 and $4,085,428 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $25,040,784 and $2,492,747 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value`s net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)`s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS[Logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590


             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
March 23, 2007

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION

56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                                                     [VERSION B]

                            THE PHOENIX EDGE(R) - VA
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027






                                   May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company............................................    2

Underwriter...............................................................    2


Services..................................................................    2


Performance History.......................................................    2

Calculation of Yield and Return...........................................   15

Calculation of Annuity Payments ..........................................   16

Fixed Annuity Payments....................................................   16

Experts ..................................................................   17

Separate Account Financial Statements..................................... SA-1

Company Financial Statements..............................................  F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06193-2899.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 Million
-----------------------------------------------------------------------------
                  2005                               $1.9 Million
-----------------------------------------------------------------------------

                  2006                               $1.5 Million
-----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                                 $ 98,275
-----------------------------------------------------------------------------
                  2005                                 $ 86,000
-----------------------------------------------------------------------------
                  2006                                 $101,000
-----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotation will be blank.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                         DEATH BENEFIT OPTION 1 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 3/30/2001         -1.40%        1.86%                    1.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                          4/21/2006                                                2.05%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       12/1/2004          3.19%                                 5.98%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           6/5/2000         10.64%        3.59%                   -3.90%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                          10/29/2001          7.16%        3.86%                    5.18%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   7/15/1999         -3.41%        2.22%                    4.17%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                7/15/1999          2.78%        7.18%                    3.69%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                6/5/2000          3.51%        9.70%                    4.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                         6/5/2000         -2.33%        2.43%                   -2.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                       6/5/2000         -1.00%       -0.43%                   -5.42%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                    4/28/2006                                                4.33%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              4/25/2005          7.67%                                 9.63%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               4/20/2005          1.41%                                 3.10%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                            4/20/2005          8.79%                                10.39%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005          4.11%                                10.49%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/2/1998          9.82%        8.12%                    9.02%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006                                               -9.46%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            4/28/2006                                               -0.80%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006                                               -4.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              4/28/2006                                               -0.10%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006                                               -6.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/7/1994         -4.26%       -0.62%        0.59%       3.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998          8.71%        3.99%                    4.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998         -3.41%       -1.81%                    3.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        12/7/1994         -3.15%        0.01%        2.42%       2.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/7/1994         -0.90%        5.88%        5.32%       7.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003         -1.94%                                 1.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                12/7/1994          4.53%        3.47%        7.00%       7.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              12/7/1994         18.17%       13.24%        8.21%       8.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002         10.81%                                17.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995         27.17%       24.54%       15.41%      17.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                                4.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                                2.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                               -1.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                                1.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998          6.60%       11.80%                    8.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000          8.30%       12.98%                   14.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998         12.16%        4.78%                    7.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997          5.95%        2.60%                    4.17%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006                                              -10.59%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    4/28/2006                                               -4.66%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                   4/28/2006                                               -2.96%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              6/2/2003          0.28%                                -3.36%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      6/2/2003         10.65%                                13.81%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           6/2/2003          3.32%                                11.72%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        5/1/1997         18.83%       23.12%                    3.72%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/1/1997         12.66%        9.17%                    6.69%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              5/1/1997         12.35%       10.72%                    8.14%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    5/1/1997         13.00%        8.52%                    8.58%
------------------------------------------------------------------------------------------------------------------------------------



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                    DEATH BENEFIT OPTION 1 CONTRACT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/28/2006                                                0.73%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                         2/1/1999         26.18%       16.44%                   14.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      5/1/1995         27.26%       20.42%       14.05%      17.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                       2/1/1999         11.05%       11.61%                   14.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       5/1/1995         0.06%         8.98%       10.69%      14.02%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                           DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 3/30/2001         -1.75%        1.50%                    0.83%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                          4/21/2006                                                1.81%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       12/1/2004          2.83%                                 5.61%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           6/5/2000         10.25%        3.22%                   -4.25%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           0/29/2001          6.79%        3.49%                    4.81%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   7/15/1999          -3.75%       1.86%                    3.80%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                7/15/1999          2.42%        6.80%                    3.33%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                6/5/2000          3.15%        9.31%                    3.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                         6/5/2000         -2.67%        2.07%                   -3.18%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                       6/5/2000         -1.35%       -0.78%                   -5.76%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                    4/28/2006                                                4.09%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              4/25/2005          7.29%                                 9.24%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               4/20/2005          1.06%                                 2.74%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                            4/20/2005          8.41%                                10.00%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005          3.74%                                10.10%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/2/1998          9.43%        7.74%                    8.64%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006                                               -9.67%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            4/28/2006                                               -1.03%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006                                               -4.77%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              4/28/2006                                               -0.34%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006                                               -6.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/7/1994         -4.60%       -0.97%        0.23%       3.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998          8.32%        3.62%                    4.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998         -3.76%       -2.16%                    3.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        12/7/1994         -3.49%       -0.34%        2.06%       2.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/7/1994         -1.24%        5.50%        4.95%       6.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003         -2.29%                                 1.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                12/7/1994          4.16%        3.11%        6.63%       7.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              12/7/1994         17.76%       12.84%        7.83%       8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002         10.42%                                16.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995         26.72%       24.10%       15.00%      16.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                                4.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                                1.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                               -2.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                                0.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998          6.22%       11.40%                    7.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   1/20/2000          7.92%       12.58%                   14.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998         11.76%        4.41%                    7.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997          5.57%        2.24%                    3.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006                                              -10.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    4/28/2006                                               -4.89%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                   4/28/2006                                               -3.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              6/2/2003         -0.08%                                -3.70%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      6/2/2003         10.26%                                13.40%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           6/2/2003          2.96%                                11.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        5/1/1997         18.42%       22.68%                    3.35%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/1/1997         12.27%        8.79%                    6.31%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              5/1/1997         11.96%       10.33%                    7.76%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    5/1/1997         12.60%        8.13%                    8.20%
------------------------------------------------------------------------------------------------------------------------------------



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                    DEATH BENEFIT OPTION 2 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/28/2006                                                0.49%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999          25.74%       16.03%                   13.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     5/1/1995          26.81%       20.00%       13.65%      17.01%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999          10.65%       11.21%                   13.62%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                      5/1/1995          -0.29%        8.59%       10.30%      13.63%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                           DEATH BENEFIT OPTION 3 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 3/30/2001         -1.85%          1.40%                    0.73%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                          4/21/2006                                                  1.74%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       12/1/2004           2.72%                                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           6/5/2000          10.14%         3.11%                   -4.34%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                          10/29/2001           6.68%         3.39%                    4.70%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   7/15/1999          -3.84%         1.75%                    3.69%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                7/15/1999           2.32%         6.70%                    3.23%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                6/5/2000           3.04%         9.20%                    3.72%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                         6/5/2000          -2.77%         1.97%                   -3.28%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                       6/5/2000          -1.45%        -0.88%                   -5.85%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                    4/28/2006                                                  4.01%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              4/25/2005           7.18%                                  9.13%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               4/20/2005           0.95%                                  2.64%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                            4/20/2005           8.30%                                  9.89%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005           3.64%                                  9.99%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/2/1998           9.32%         7.63%                    8.52%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006                                                 -9.73%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            4/28/2006                                                 -1.10%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006                                                 -4.83%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              4/28/2006                                                 -0.41%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006                                                 -6.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/7/1994          -4.69%        -1.07%       0.11%        3.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998           8.21%         3.52%                    4.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998          -3.85%        -2.26%                    3.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        12/7/1994          -3.59%        -0.44%       1.94%        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/7/1994          -1.34%         5.40%       4.86%        6.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003          -2.39%                                  1.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                12/7/1994           4.06%         3.00%       6.51%        7.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              12/7/1994          17.64%        12.72%       7.70%        8.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002          10.31%                                 16.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995          26.60%        23.98%      14.87%       16.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                                  4.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                                  1.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                                 -2.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                                  0.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998           6.11%        11.29%                    7.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000           7.81%        12.47%                   13.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998          11.65%         4.31%                    7.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997           5.47%         2.13%                    3.68%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006                                                -10.86%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    4/28/2006                                                 -4.96%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                   4/28/2006                                                 -3.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              6/2/2003          -0.18%                                 -3.80%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      6/2/2003          10.15%                                 13.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           6/2/2003           2.85%                                 11.21%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        5/1/1997          18.30%        22.56%                    3.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/1/1997          12.15%         8.68%                    6.19%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              5/1/1997          11.85%        10.22%                    7.67%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    5/1/1997          12.49%         8.02%                    8.08%

------------------------------------------------------------------------------------------------------------------------------------


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                   DEATH BENEFIT OPTION 3 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE*         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/28/2006                                                  0.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                         2/1/1999          25.61%        15.91%                   13.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      5/1/1995          26.68%        19.88%      13.51%       16.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                       2/1/1999          10.54%        11.10%                   13.50%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       5/1/1995          -0.39%         8.49%      10.17%       13.49%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.49%   18.23%   43.32%  -11.71%  -23.97%  -25.04%   28.35%    5.67%    7.86%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.59%   26.54%   33.05%  -15.32%  -23.53%  -16.34%   23.31%    7.99%    4.37%   15.66%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -11.90%   26.18%   12.80%    6.65%   10.24%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.61%   56.42%   76.47%  -25.51%  -16.69%  -34.51%   33.51%    7.21%   13.42%   18.19%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.56%   19.31%  -10.05%  -12.99%  -23.02%   27.00%    9.60%    3.74%   14.49%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities I                                 7.55%    6.64%   -1.52%    9.99%    6.06%    8.07%    1.44%    2.68%    1.11%    3.20%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.76%    1.73%    1.36%   -9.84%    0.47%    0.48%   21.12%    9.47%    1.74%    9.81%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.77%   23.04%   -7.54%  -13.16%  -10.24%   27.20%   14.30%   15.80%   10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            23.39%    3.25%  -17.91%  -15.22%  -22.62%   28.49%    6.10%    7.89%    4.36%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        38.13%   36.06%  -11.86%  -18.47%  -30.83%   31.59%    2.33%    4.73%    5.77%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        7.33%    9.21%    4.12%    3.38%    1.17%    3.37%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        18.36%   -0.15%   -1.50%   30.54%   12.83%    0.70%   17.18%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.08%    4.19%   19.97%   17.56%  -18.41%   35.99%   13.86%    3.06%   15.03%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.96%   16.95%    6.92%    0.40%    8.35%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.54%   11.87%   15.69%   14.74%   -7.56%  -18.77%   29.84%   11.64%    2.32%   16.22%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    51.08%    7.08%  -10.59%   23.64%   22.93%    7.25%   11.22%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  8.28%   11.45%    6.08%  -12.61%   24.02%   11.62%    9.56%   17.32%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.94%   10.87%    1.98%    4.31%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           30.21%   14.51%    7.18%   12.01%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -27.74%   29.52%    5.66%    3.93%    6.72%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -12.97%  -23.06%   41.58%   17.81%   13.04%   16.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -16.68%   42.95%   18.11%    8.73%   13.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.94%   28.79%   28.50%  -18.52%  -35.17%  -25.49%   25.35%    4.03%    2.78%    2.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.93%   -7.44%   -9.00%  -23.21%   26.32%    9.48%    3.86%   16.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 44.28%   12.73%  -25.96%  -33.11%   27.67%    5.76%    3.24%    3.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  4.19%    4.10%    3.85%    5.09%    2.88%    0.51%   -0.22%   -0.11%    1.66%    3.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series    10.04%   -5.06%    4.47%    5.53%    5.13%    9.01%   13.54%    5.88%    0.87%    5.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      4.39%    0.45%    4.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.60%   19.66%   10.24%   -0.31%    0.95%  -12.37%   18.79%    6.49%    0.88%   11.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.99%   26.73%   28.30%  -16.57%  -24.73%  -15.57%   30.68%   19.70%   17.51%   26.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             52.01%    1.20%   14.61%   18.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.91%  -21.95%    3.80%   29.62%    5.66%   11.07%   37.02%   33.48%   14.07%   35.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.13%   15.85%   21.88%   -9.37%   39.71%   19.32%    6.76%   13.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.71%   -9.36%   42.57%   21.57%    6.50%   15.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            23.17%   31.00%  -18.70%  -22.64%   22.76%   11.90%    4.48%   19.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           30.45%   17.74%  -12.26%  -12.70%  -24.37%   25.09%    8.85%    2.76%   13.19%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.47%   -6.09%    7.14%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.90%   22.16%  -21.02%  -24.27%  -36.30%   37.94%   13.59%    3.03%   18.20%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.73%    9.72%   12.69%   10.39%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.06%  -21.79%   51.87%  -32.66%   -8.92%   -1.05%   51.62%   23.59%   26.28%   26.94%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.44%    8.05%   22.10%   -3.24%  -16.76%  -19.30%   31.02%   17.46%    9.18%   20.36%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      14.18%    5.10%   21.41%   -0.85%  -10.76%   -5.25%   30.77%   14.68%    2.63%   20.03%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.54%    0.03%   27.56%    6.22%   -2.20%  -19.22%   30.95%   14.98%    7.89%   20.72%

------------------------------------------------------------------------------------------------------------------------------------


               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.52%   6.42%    11.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.46%  -27.28%  -16.06%   39.97%   23.22%  15.39%    34.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.39%   15.24%  124.39%  -28.50%  -21.98%  -14.61%   47.53%   29.10%  20.44%    35.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.48%    8.11%   -8.45%   29.55%   18.23%   9.50%    18.63%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               28.20%    7.66%   23.92%   -8.98%   10.38%  -17.56%   41.93%   17.27%  10.26%     6.91%

------------------------------------------------------------------------------------------------------------------------------------


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%   27.90%    5.29%    7.48%    4.98%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%   26.10%   32.58%  -15.62%  -23.80%  -16.63%   22.88%    7.61%    4.01%   15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.21%   25.74%   12.40%    6.28%    9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.19%   55.87%   75.85%  -25.77%  -16.99%  -34.74%   33.04%    6.84%   13.02%   17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.12%   18.89%  -10.36%  -13.30%  -23.29%   26.56%    9.21%    3.37%   14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.18%    6.27%   -1.87%    9.61%    5.69%    7.68%    1.09%    2.31%    0.76%    2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.36%    1.37%    1.01%  -10.15%    0.11%    0.12%   20.69%    9.08%    1.38%    9.43%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.32%   22.61%   -7.87%  -13.46%  -10.56%   26.75%   13.90%   15.39%   10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            22.96%    2.89%  -18.21%  -15.52%  -22.89%   28.04%    5.72%    7.51%    3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.65%   35.58%  -12.17%  -18.76%  -31.07%   31.12%    1.97%    4.36%    5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        6.95%    8.83%    3.76%    3.02%    0.82%    3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.95%   -0.50%   -1.84%   30.08%   12.44%    0.35%   16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.42%    3.82%   19.55%   17.15%  -18.70%   35.52%   13.46%    2.70%   14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.58%   16.54%    6.54%    0.05%    7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%   11.48%   15.29%   14.34%   -7.88%  -19.05%   29.39%   11.25%    1.96%   15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.55%    6.70%  -10.91%   23.21%   22.50%    6.88%   10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  7.90%   11.07%    5.71%  -12.91%   23.58%   11.22%    9.18%   16.91%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.51%   10.48%    1.62%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.76%   14.11%    6.81%   11.61%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -27.99%   29.07%    5.29%    3.56%    6.34%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.27%  -23.33%   41.09%   17.40%   12.65%   15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -16.97%   42.45%   17.70%    8.36%   13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.53%   28.34%   28.04%  -18.81%  -35.41%  -25.75%   24.91%    3.66%    2.42%    1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.56%   -7.77%   -9.32%  -23.48%   25.87%    9.10%    3.50%   15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.79%   12.34%  -26.23%  -33.34%   27.22%    5.39%    2.88%    2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.83%    3.74%    3.50%    4.73%    2.52%    0.15%   -0.57%   -0.47%    1.30%    3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.65%   -5.39%    4.11%    5.16%    4.76%    8.62%   13.14%    5.50%    0.52%    5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      4.02%    0.10%    4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.18%   19.24%    9.90%   -0.66%    0.59%  -12.68%   18.38%    6.12%    0.52%   11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.60%   26.29%   27.86%  -16.86%  -25.00%  -15.87%   30.22%   19.27%   17.09%   25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.47%    0.84%   14.20%   17.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.49%  -22.22%    3.45%   29.18%    5.28%   10.68%   36.54%   33.01%   13.66%   35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.43%   15.46%   21.45%   -9.69%   39.21%   18.90%    6.39%   13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                                                    14.31%   -9.68%   42.07%   21.14%    6.12%   15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.74%   30.55%  -18.99%  -22.91%   22.33%   11.50%    4.12%   19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           29.99%   17.33%  -12.57%  -13.01%  -24.64%   24.65%    8.46%    2.40%   12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.78%   -6.42%    6.76%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.45%   21.73%  -21.29%  -24.54%  -36.52%   37.46%   13.19%    2.67%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.28%    9.33%   12.30%   10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.31%  -22.07%   51.36%  -32.90%   -9.24%   -1.40%   51.08%   23.15%   25.84%   26.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.05%    7.67%   21.68%   -3.58%  -17.05%  -19.58%   30.56%   17.05%    8.80%   19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.78%    4.73%   20.99%   -1.19%  -11.08%   -5.58%   30.31%   14.27%    2.26%   19.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.16%   -0.32%   27.16%    5.85%   -2.55%  -19.51%   30.48%   14.58%    7.51%   20.29%

------------------------------------------------------------------------------------------------------------------------------------


               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.13%    6.05%   11.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.80%  -27.54%  -16.35%   39.47%   22.78%   14.98%   34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.74%   14.83%  123.65%  -28.75%  -22.26%  -14.91%   47.01%   28.64%   20.01%   35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.10%    7.72%   -8.77%   29.09%   17.82%    9.11%   18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.76%    7.29%   23.50%   -9.30%    9.99%  -17.85%   41.43%   16.85%    9.87%    6.53%

------------------------------------------------------------------------------------------------------------------------------------


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          11.98%   17.70%   42.68%  -12.10%  -24.32%  -25.38%   27.77%    5.19%    7.37%    4.87%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.03%   25.97%   32.45%  -15.70%  -23.88%  -16.72%   22.75%    7.50%    3.90%   15.14%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.29%   25.61%   12.29%    6.17%    9.75%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.07%   55.72%   75.68%  -25.85%  -17.07%  -34.80%   32.91%    6.73%   12.91%   17.66%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             26.99%   18.77%  -10.45%  -13.39%  -23.37%   26.43%    9.10%    3.27%   13.97%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.02%    6.11%   -2.01%    9.51%    5.58%    7.58%    0.98%    2.21%    0.66%    2.74%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.31%    1.32%    0.94%  -10.23%    0.01%    0.02%   20.57%    8.97%    1.28%    9.32%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.20%   22.48%   -7.96%  -13.55%  -10.65%   26.62%   13.78%   15.28%   10.09%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            22.84%    2.79%  -18.29%  -15.60%  -22.97%   27.91%    5.61%    7.40%    3.88%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.51%   35.45%  -12.26%  -18.84%  -31.14%   30.99%    1.87%    4.25%    5.30%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        6.84%    8.72%    3.65%    2.92%    0.72%    2.91%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.83%   -0.60%   -1.94%   29.95%   12.32%    0.24%   16.65%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.51%    3.72%   19.43%   17.03%  -18.78%   35.38%   13.35%    2.60%   14.51%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.48%   16.42%    6.44%   -0.05%    7.86%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     22.99%   11.37%   15.17%   14.23%   -7.98%  -19.13%   29.26%   11.14%    1.86%   15.70%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.40%    6.59%  -10.99%   23.08%   22.38%    6.77%   10.72%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  7.73%   10.96%    5.60%  -13.00%   23.46%   11.11%    9.07%   16.79%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.39%   10.37%    1.52%    3.84%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.63%   14.00%    6.70%   11.50%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -28.07%   28.94%    5.18%    3.46%    6.24%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.36%  -23.41%   40.95%   17.28%   12.53%   15.79%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -17.06%   42.31%   17.58%    8.25%   13.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.35%   28.15%   27.87%  -18.89%  -35.48%  -25.83%   24.78%    3.55%    2.32%    1.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.36%   -7.86%   -9.41%  -23.56%   25.74%    8.98%    3.39%   15.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.64%   12.27%  -26.30%  -33.41%   27.10%    5.28%    2.78%    2.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.67%    3.58%    3.34%    4.62%    2.41%    0.05%   -0.67%   -0.57%    1.20%    3.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.60%   -5.44%    4.04%    5.05%    4.65%    8.51%   13.03%    5.39%    0.42%    5.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      3.91%    0.00%    4.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.01%   19.06%    9.71%   -0.75%    0.49%  -12.77%   18.26%    6.01%    0.42%   11.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.44%   26.10%   27.67%  -16.94%  -25.08%  -15.96%   30.09%   19.15%   16.98%   25.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.32%    0.74%   14.09%   17.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Securities Series                           20.31%  -22.34%    3.30%   29.05%    5.18%   10.57%   36.40%   32.87%   13.55%   35.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.49%   15.32%   21.32%   -9.78%   39.07%   18.78%    6.28%   13.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.20%   -9.77%   41.92%   21.02%    6.01%   15.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.55%   30.42%  -19.07%  -22.99%   22.20%   11.39%    4.01%   19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           29.80%   17.18%  -12.66%  -13.10%  -24.72%   24.53%    8.35%    2.30%   12.67%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                              -11.87% -6.51%    6.65%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.32%   21.61%  -21.37%  -24.61%  -36.59%   37.32%    13.08%   2.57%   17.67%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.15%     9.22%  12.18%    9.89%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.41%  -22.18%   50.99%  -32.95%   -9.33%   -1.49%   50.93%    23.03%  25.71%   26.37%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           11.88%    7.51%   21.50%   -3.68%  -17.14%  -19.66%   30.43%    16.93%   8.69%   19.81%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.74%    4.68%   20.91%   -1.29%  -11.17%   -5.68%   30.17%    14.16%   2.16%   19.48%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund             9.99%   -0.47%   26.97%    5.74%   -2.65%  -19.59%   30.35%    14.46%   7.40%   20.17%

------------------------------------------------------------------------------------------------------------------------------------


               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.02%    5.94%   11.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.89%  -27.62%  -16.44%   39.33%   22.66%   14.86%   34.17%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.88%   14.66%  123.32%  -28.82%  -22.34%  -15.00%   46.86%   28.51%   19.89%   35.32%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.00%    7.61%   -8.87%   28.96%   17.70%    9.00%   18.09%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.57%    7.12%   23.32%   -9.39%    9.88%  -17.93%   41.29%   16.74%    9.76%    6.42%

------------------------------------------------------------------------------------------------------------------------------------

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of a return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:


DEATH BENEFIT OPTION 1 CONTRACTS
Value of hypothetical pre-existing account with exactly one Unit
  at the beginning of the period:...............................        1.000000

Value of the same account (excluding capital changes) at the
  end of the 7-day period:......................................        1.000703

Calculation:

  Ending account value..........................................        1.000703
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000703

Base period return:

  (net change/beginning account value)..........................        0.000703
Current yield = return x (365/7) =..............................           3.67%
Effective yield = [(1 + return)365/7] -1 =......................           3.73%


DEATH BENEFIT OPTION 2 CONTRACTS
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........                        1.000000
Value of the same account (excluding capital changes) at

  the end of the 7-day period:..................................        1.000635

Calculation:

  Ending account value..........................................        1.000635
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000460

Base period return:

  (net change/beginning account value)..........................        0.000635
Current yield = return x (365/7) =..............................           3.31%
Effective yield = [(1 + return)365/7] -1 =......................           3.37%


DEATH BENEFIT OPTION 3 CONTRACTS(1)
Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.........................        1.000000
Value of the same account (excluding capital changes) at

   the end of the 7-day period:.................................        1.000615

Calculation:

   Ending account value.........................................        1.000615
   Less beginning account value.................................        1.000000
   Net change in account value..................................        0.000615

Base period return:

   (net change/beginning account value).........................        0.000615
Current yield = return x (365/7) =..............................           3.21%
Effective yield = [(1 + return)365/7] -1 =......................           3.21%

DEATH BENEFIT OPTION 3: CONTRACTS WITH ACCUMULATION
ENHANCEMENT(1)
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........................        1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:..................................        1.000625
Calculation:
  Ending account value..........................................        1.000625
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000625
Base period return:

  (net change/beginning account value)..........................        0.000625
Current yield = return x (365/7) =..............................           3.26%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.31%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II      =      a hypothetical initial payment of $1,000
    R       =      average annual total return for the period
    n       =      number of years in the period
    ERV     =      ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Assistant Secretary, PHL Variable Insurance Company has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.






------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                         [LOGO]
                                                                        PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT




                                                                   PHL VARIABLE
                                                            ACCUMULATION ACCOUNT

                                                               December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Assets:
    Investments at fair value                        $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
        Shares                                     {       2,311,240 }  {        567,873 }   {       606,602 }   {        396,647 }
        Cost                                       { $    50,576,218 }  { $   14,276,113 }   { $   8,151,123 }   { $   10,462,377 }

    Total Assets                                     $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
                                                  --------------------- --------------------- ------------------ -------------------


Liabilities:
    Payable to PHL Variable Insurance Company        $           106      $            -       $           -       $            -
                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
Net Assets:
    Accumulation Units                               $    60,482,015      $   15,422,096       $   8,059,615       $   16,326,430
    Contracts in payout (annuitization period)       $       118,596      $       35,404       $     141,618       $      126,458

                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
                                                  ===================== ===================== ================== ===================

             Units Outstanding                            27,148,834          14,232,315           6,924,490            9,640,001
                                                  ===================== ===================== ================== ===================


             Unit Value
               Asset Manager Option 1                $           -        $          -         $        1.21       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.31      $         1.08       $        1.18       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.16      $         1.09       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $          1.15      $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.15      $          -         $         -         $          -
               Phoenix Income Choice(R)              $          2.10      $         1.09       $        1.19       $         2.31
               Phoenix Investor's Edge(R) Option (1) $          2.28      $         1.08       $        1.18       $         2.48
               Phoenix Investor's Edge(R) Option (2) $          2.27      $         1.08       $        1.17       $         2.46
               Phoenix Investor's Edge(R) Option (3) $          2.25      $         1.08       $        1.17       $         2.44
               Phoenix Investor's Edge(R) Option (4) $          2.26      $         1.08       $        1.17       $          -
               Phoenix Premium Edge(R)               $          1.95      $         1.08       $        1.18       $         1.53
               Phoenix Spectrum Edge(R) Option (1)   $          2.35      $         1.09       $        1.19       $         2.55
               Phoenix Spectrum Edge(R) Option (2)   $          2.33      $         1.09       $        1.19       $         2.53
               Phoenix Spectrum Edge(R) Option (3)   $          2.31      $         1.09       $        1.18       $         2.51
               Phoenix Spectrum Edge(R) Option (4)   $          2.33      $         1.09       $         -         $          -
               Retirement Planner's Edge             $          2.08      $         1.09       $        1.18       $         1.51
               The Big Edge Choice(R)                $          2.10      $         1.09       $        1.18       $         1.55
               The Phoenix Edge(R)--VA Option (1)    $          2.05      $         1.09       $        1.20       $         1.61
               The Phoenix Edge(R)--VA Option (2)    $          2.00      $         1.09       $        1.19       $         1.56
               The Phoenix Edge(R)--VA Option (3)    $          2.09      $         1.09       $        1.18       $         1.55


                       See Notes to Financial Statements
                                     SA - 1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------

Assets:
    Investments at fair value                        $    79,149,669      $  209,018,577       $  23,709,237       $  100,303,484
        Shares                                     {       5,287,219 }  {     18,431,975 }   {     3,020,284 }   {      3,196,414 }
        Cost                                       { $    64,086,647 }  { $  209,598,586 }   { $  23,230,592 }   { $   78,381,378 }

                                                    -----------------    ----------------     ---------------     ----------------
    Total Assets                                     $    79,149,669      $  209,018,577        $ 23,709,237       $  100,303,484

Liabilities:
    Payable to PHL Variable Insurance Company        $           224      $          501       $         -         $            2
                                                    -----------------    ----------------     ---------------     ----------------

             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
Net Assets:
    Accumulation Units                               $    77,189,424      $  208,262,399       $  23,643,129       $  100,006,220
    Contracts in payout (annuitization period)       $     1,960,021      $      755,677       $      66,108       $      297,262

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            32,361,856          91,224,103           8,837,677           35,545,625
                                                    =================    ================     ===============     ================


             Unit Value

               Asset Manager Option 1                $           -        $         2.26       $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.14       $          -
               Freedom Edge(R)                       $          1.42      $         1.06       $        1.28       $         1.61
               Phoenix Dimensions(SM) Option (1)     $          1.19      $         1.03       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (2)     $          1.19      $         1.02       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.18      $         1.02       $         -         $          -
               Phoenix Income Choice(R)              $          2.66      $         2.38       $        2.89       $         3.17
               Phoenix Income Choice(R) with GPAF    $          1.25      $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.49      $         2.24       $        2.85       $         3.30
               Phoenix Investor's Edge(R) Option (2) $          2.47      $         2.22       $        2.83       $         3.28
               Phoenix Investor's Edge(R) Option (3) $          2.45      $         2.21       $        2.81       $         3.25
               Phoenix Investor's Edge(R) Option (4) $          2.46      $         2.22       $        2.82       $         3.27
               Phoenix Premium Edge(R)               $          2.61      $         2.52       $        2.61       $         2.59
               Phoenix Spectrum Edge(R) Option (1)   $          2.56      $         2.31       $        2.93       $         3.40
               Phoenix Spectrum Edge(R) Option (2)   $          2.54      $         2.29       $        2.91       $         3.37
               Phoenix Spectrum Edge(R) Option (3)   $          2.52      $         2.27       $        2.89       $         3.34
               Phoenix Spectrum Edge(R) Option (4)   $          2.53      $         2.28       $        2.90       $         3.36
               Retirement Planner's Edge             $          2.64      $         2.62       $        2.63       $         2.66
               The Big Edge Choice(R)                $          2.64      $         2.63       $        2.57       $         2.63
               The Phoenix Edge(R)--VA Option (1)    $          2.71      $         2.77       $        2.75       $         2.74
               The Phoenix Edge(R)--VA Option (2)    $          2.66      $         2.66       $        2.69       $         2.65
               The Phoenix Edge(R)--VA Option (3)    $          2.65      $         2.67       $        2.70       $         2.63

                       See Notes to Financial Statements
                                     SA - 2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Assets:
      Investments at fair value                      $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644
          Shares                                   {       2,351,367 }  {      1,011,590 }   {       517,448 }   {        254,342 }
          Cost                                     { $    38,528,558 }  { $   29,196,643 }   { $   8,595,426 }   { $    3,985,944 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644

Liabilities:
      Payable to PHL Variable Insurance Company      $           105      $            1       $         -         $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989         $ 8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    42,569,213      $   36,053,299       $   8,982,901       $    4,397,412
      Contracts in payout (annuitization period)     $        84,504      $       80,690       $         -         $        5,232

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989       $   8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            19,629,269          20,602,654           8,119,458            3,521,321
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.93       $         -         $         -
               Asset Manager Option 2                $           -        $         2.90       $         -         $         -
               Freedom Edge(R)                       $          1.30      $         1.24       $        1.11       $         1.25
               Phoenix Dimensions(SM) Option (1)     $          1.13      $         1.12       $        1.11       $         -
               Phoenix Dimensions(SM) Option (2)     $          1.12      $          -         $        1.11       $         -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $         -
               Phoenix Dimensions(SM) Option (4)     $          1.12      $          -         $        1.11       $         -
               Phoenix Income Choice(R)              $          2.21      $         1.87       $         -         $         1.25
               Phoenix Investor's Edge(R) Option (1) $          2.32      $         2.01       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (2) $          2.31      $         2.00       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (3) $          2.29      $         1.98       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (4) $          2.30      $         1.99       $         -         $         1.24
               Phoenix Premium Edge(R)               $          1.62      $         1.34       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (1)   $          2.39      $         2.07       $        1.11       $         1.26
               Phoenix Spectrum Edge(R) Option (2)   $          2.37      $         2.05       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (3)   $          2.35      $         2.04       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (4)   $          2.37      $         2.05       $         -         $         1.25
               Retirement Planner's Edge             $          1.90      $         1.37       $        1.11       $         1.25
               The Big Edge Choice(R)                $          1.66      $         1.40       $        1.04       $         1.25
               The Phoenix Edge(R)--VA Option (1)    $          1.74      $         1.43       $        1.11       $         1.26
               The Phoenix Edge(R)--VA Option (2)    $          1.67      $         1.42       $        1.11       $         1.25
               The Phoenix Edge(R)--VA Option (3)    $          1.66      $         1.37       $        1.11       $         1.25

                       See Notes to Financial Statements
                                     SA - 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Assets:
      Investments at fair value                      $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395
          Shares                                   {       1,357,398 }  {      4,409,082 }   {       886,694 }   {      2,618,096 }
          Cost                                     { $    15,827,378 }  { $  117,393,619 }   { $  17,689,924 }   { $   41,674,301 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          158       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    15,955,391      $  129,032,267       $  19,246,094       $   53,477,933
      Contracts in payout (annuitization period)           $ 116,186      $      330,014       $      66,114       $      114,461

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            14,611,332         106,570,528          16,131,629           19,108,590
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.10      $         1.21       $        1.19       $         1.57
               Phoenix Dimensions(SM) Option (1)     $          1.10      $         1.22       $        1.18       $         1.26
               Phoenix Dimensions(SM) Option (2)     $          1.10      $         1.21       $         -         $         1.25
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.21       $         -         $         1.25
               Phoenix Income Choice(R)              $          1.10      $         1.21       $        1.20       $         2.98
               Phoenix Investor's Edge(R) Option (1) $          1.10      $         1.21       $        1.19       $         3.08
               Phoenix Investor's Edge(R) Option (2) $          1.09      $         1.20       $        1.19       $         3.06
               Phoenix Investor's Edge(R) Option (3) $          1.09      $         1.20       $        1.18       $         3.04
               Phoenix Investor's Edge(R) Option (4) $          1.09      $         1.20       $        1.19       $         3.05
               Phoenix Premium Edge(R)               $          1.10      $         1.21       $        1.19       $         3.28
               Phoenix Spectrum Edge(R) Option (1)   $          1.11      $         1.22       $        1.20       $         3.17
               Phoenix Spectrum Edge(R) Option (2)   $          1.10      $         1.21       $        1.20       $         3.15
               Phoenix Spectrum Edge(R) Option (3)   $          1.10      $         1.21       $        1.20       $         3.12
               Phoenix Spectrum Edge(R) Option (4)   $          1.10      $         1.21       $        1.20       $          -
               Retirement Planner's Edge             $          1.10      $         1.21       $        1.20       $         3.62
               The Big Edge Choice(R)                $          1.10      $         1.21       $        1.20       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.11      $         1.22       $        1.21       $         3.71
               The Phoenix Edge(R)--VA Option (2)    $          1.10      $         1.21       $        1.20       $         3.58
               The Phoenix Edge(R)--VA Option (3)    $          1.10      $         1.21       $        1.20       $         3.65

                       See Notes to Financial Statements
                                     SA - 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Assets:
      Investments at fair value                      $       36,749       $      533,807       $     375,034        $    1,162,497
          Shares                                   {          2,530 }   {         27,138 }   {         9,127 }    {         31,856 }
          Cost                                     { $       36,130 }   { $      491,307 }   { $     357,359 }    { $    1,094,379 }

                                                    ----------------     ----------------     ---------------      ----------------
      Total Assets                                   $       36,749       $      533,807       $     375,034        $    1,162,497

Liabilities:
      Payable to PHL Variable Insurance Company      $          -         $          -         $         -          $          -
                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
Net Assets:
      Accumulation Units                             $       36,749       $      533,807       $     375,034        $    1,162,497
      Contracts in payout (annuitization period)     $          -         $          -         $         -          $          -

                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
                                                    ================     ================     ===============      ================
             Units Outstanding                               38,136              505,949             368,657             1,094,448
                                                    ================     ================     ===============      ================

             Unit Value
               Asset Manager Option 1                $          -         $          -         $         -          $          -
               Asset Manager Option 2                $          -         $          -         $         -          $          -
               Freedom Edge(R)                       $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (1)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (2)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (3)     $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (4)     $          -         $          -         $         -          $         1.06
               Phoenix Income Choice(R)              $          -         $          -         $         -          $          -
               Phoenix Investor's Edge(R) Option (1) $          -         $         1.05       $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (2) $         0.96       $          -         $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (3) $          -         $          -         $         -          $         1.06
               Phoenix Investor's Edge(R) Option (4) $          -         $          -         $         -          $          -
               Phoenix Premium Edge(R)               $         0.96       $         1.05       $        1.01        $         1.06
               Phoenix Spectrum Edge(R) Option (1)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (2)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (3)   $          -         $          -         $         -          $          -
               Phoenix Spectrum Edge(R) Option (4)   $          -         $          -         $         -          $          -
               Retirement Planner's Edge             $         0.96       $         1.06       $        1.02        $         1.06
               The Big Edge Choice(R)                $          -         $         1.04       $        1.03        $         1.06
               The Phoenix Edge(R)--VA Option (1)    $         0.97       $         1.06       $        1.02        $         1.07
               The Phoenix Edge(R)--VA Option (2)    $          -         $         1.06       $        1.02        $         1.06
               The Phoenix Edge(R)--VA Option (3)    $          -         $          -         $        1.02        $         1.06

                       See Notes to Financial Statements
                                     SA - 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE    PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES           GROWTH SERIES        INCOME SERIES      GROWTH SERIES
                                                    -----------------   -----------------   ------------------  ------------------
Assets:
      Investments at fair value                      $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023
          Shares                                   {          22,288 }  {      6,424,135 }   {     7,470,262 }   {      2,679,617 }
          Cost                                     { $       405,888 }  { $  122,518,524 }   { $  86,862,963 }   { $   39,256,932 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $          87       $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       423,016      $   97,534,497       $ 107,909,605       $   36,019,506
      Contracts in payout (annuitization period)     $           -        $      203,531       $     491,343       $       56,517

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               422,527          74,964,373          49,151,941           22,322,537
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.26       $          -
               Freedom Edge(R)                       $           -        $         1.15       $        1.45       $         1.18
               Phoenix Dimensions(SM) Option (1)     $           -        $         1.07       $        1.20       $         1.08
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $        1.19       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.00      $          -         $        1.19       $         1.07
               Phoenix Income Choice(R)              $           -        $         1.75       $        2.39       $         1.59
               Phoenix Investor's Edge(R) Option (1) $          1.00      $         1.99       $        2.51       $         1.89
               Phoenix Investor's Edge(R) Option (2) $          0.99      $         1.97       $        2.49       $         1.88
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.95       $        2.47       $         1.86
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.97       $        2.48       $         1.87
               Phoenix Premium Edge(R)               $          1.00      $         1.02       $        2.07       $         1.22
               Phoenix Spectrum Edge(R) Option (1)   $          1.00      $         2.04       $        2.58       $         1.95
               Phoenix Spectrum Edge(R) Option (2)   $          1.00      $         2.03       $        2.56       $         1.93
               Phoenix Spectrum Edge(R) Option (3)   $           -        $         2.01       $        2.54       $         1.92
               Phoenix Spectrum Edge(R) Option (4)   $           -        $         2.02       $        2.55       $         1.93
               Retirement Planner's Edge             $          1.00      $         1.31       $        2.26       $         2.21
               The Big Edge Choice(R)                $          1.04      $         1.23       $        1.43       $         1.35
               The Phoenix Edge(R)--VA Option (1)    $          1.00      $         1.31       $        2.34       $         2.23
               The Phoenix Edge(R)--VA Option (2)    $          1.00      $         1.27       $        2.25       $         2.15
               The Phoenix Edge(R)--VA Option (3)    $          1.00      $         1.26       $        2.33       $         1.74

                       See Notes to Financial Statements
                                      SA - 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   ----------------   ------------------- --------------------
Assets:
      Investments at fair value                      $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876
          Shares                                   {       6,931,688 }  {     12,053,807 }   {     3,260,128 }   {      5,720,858 }
          Cost                                     { $    69,316,904 }  { $  113,027,213 }   { $  32,660,223 }   { $   80,785,685 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876

Liabilities:
      Payable to PHL Variable Insurance Company      $           239      $           89       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   69,316,665       $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    68,809,786      $  110,974,000       $  32,623,949       $   75,613,519
      Contracts in payout (annuitization period)     $       506,879      $      490,265       $      13,012       $      463,356

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    69,316,665      $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            37,587,157          43,905,039          29,620,877           32,979,714
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.77       $         -         $          -
               Asset Manager Option 2                $          2.11      $         2.74       $         -         $         2.88
               Freedom Edge(R)                       $          1.02      $         1.17       $        1.11       $         1.27
               Phoenix Dimensions(SM) Option (1)     $          1.04      $         1.07       $        1.05       $          -
               Phoenix Dimensions(SM) Option (2)     $          1.04      $         1.06       $        1.05       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.03      $         1.06       $         -         $          -
               Phoenix Income Choice(R)              $          2.09      $         2.81       $        1.11       $         2.47
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.03      $         2.69       $        1.10       $         2.43
               Phoenix Investor's Edge(R) Option (2) $          2.01      $         2.67       $        1.09       $         2.42
               Phoenix Investor's Edge(R) Option (3) $          2.00      $         2.65       $        1.08       $         2.40
               Phoenix Investor's Edge(R) Option (4) $          2.01      $         2.66       $        1.09       $         2.41
               Phoenix Premium Edge(R)               $          2.13      $         2.91       $        1.10       $         2.39
               Phoenix Spectrum Edge(R) Option (1)   $          2.09      $         2.77       $        1.12       $         2.50
               Phoenix Spectrum Edge(R) Option (2)   $          2.07      $         2.74       $        1.11       $         2.48
               Phoenix Spectrum Edge(R) Option (3)   $          2.06      $         2.72       $        1.11       $         2.47
               Phoenix Spectrum Edge(R) Option (4)   $          2.07      $         2.74       $        1.11       $         2.48
               Retirement Planner's Edge             $          2.23      $         3.05       $        1.11       $         2.55
               The Big Edge Choice(R)                $          1.29      $         1.89       $        1.09       $         2.12
               The Phoenix Edge(R)--VA Option (1)    $          2.32      $         3.20       $        1.13       $         2.75
               The Phoenix Edge(R)--VA Option (2)    $          2.25      $         3.11       $        1.11       $         2.63
               The Phoenix Edge(R)--VA Option (3)    $          2.23      $         2.94       $        1.11       $         2.59

                       See Notes to Financial Statements
                                      SA - 7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                   PHOENIX-S&P
                                                                                               PHOENIX-DUFF &      DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Assets:
      Investments at fair value                      $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370
          Shares                                   {      13,790,955 }  {      1,920,158 }   {     3,098,173 }   {        807,026 }
          Cost                                     { $   217,773,315 }  { $   30,731,140 }   { $  69,184,618 }   { $    8,404,362 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $            -       $          59       $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $   244,929,923      $   35,706,137       $ 109,987,515       $    8,997,370
      Contracts in payout (annuitization period)     $       546,330      $      105,039       $     332,940       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            74,181,073           8,834,141          17,100,837            8,086,296
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $          4.56      $          -         $        5.87       $          -
               Asset Manager Option 2                $           -        $         4.22       $         -         $          -
               Freedom Edge(R)                       $          2.05      $         1.54       $        2.37       $         1.11
               Phoenix Dimensions(SM) Option (1)     $          1.50      $         1.37       $        1.49       $         1.11
               Phoenix Dimensions(SM) Option (2)     $          1.50      $         1.36       $        1.48       $         1.11
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.49      $         1.36       $        1.48       $         1.11
               Phoenix Income Choice(R)              $          3.52      $         4.13       $        6.38       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          3.86      $         4.06       $        6.20       $         1.11
               Phoenix Investor's Edge(R) Option (2) $          3.83      $         4.03       $        6.15       $         1.11
               Phoenix Investor's Edge(R) Option (3) $          3.80      $         4.00       $        6.10       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.82      $         4.02       $        6.13       $          -
               Phoenix Premium Edge(R)               $          2.40      $         4.07       $        7.28       $         1.11
               Phoenix Spectrum Edge(R) Option (1)   $          3.97      $         4.16       $        6.37       $         1.11
               Phoenix Spectrum Edge(R) Option (2)   $          3.94      $         4.13       $        6.32       $         1.11
               Phoenix Spectrum Edge(R) Option (3)   $          3.91      $         4.10       $        6.28       $         1.11
               Phoenix Spectrum Edge(R) Option (4)   $          3.93      $         4.12       $        6.31       $          -
               Retirement Planner's Edge             $          2.78      $         4.10       $        9.00       $         1.11
               The Big Edge Choice(R)                $          2.51      $         4.11       $        5.56       $          -
               The Phoenix Edge(R)--VA Option (1)    $          2.91      $         4.19       $        9.25       $         1.12
               The Phoenix Edge(R)--VA Option (2)    $          2.77      $         4.13       $        8.94       $         1.11
               The Phoenix Edge(R)--VA Option (3)    $          2.61      $         4.11       $        8.48       $          -

                       See Notes to Financial Statements
                                      SA - 8

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Assets:
      Investments at fair value                      $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516
          Shares                                   {         792,905 }  {        295,338 }   {       642,257 }   {      5,038,157 }
          Cost                                     { $     8,145,649 }  { $    2,981,106 }   { $   6,574,526 }   { $   60,769,744 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516

Liabilities:
      Payable to PHL Variable Insurance Company      $            61      $          -         $         -         $           51
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     6,800,557      $    3,075,468       $   6,885,859       $   70,962,562
      Contracts in payout (annuitization period)     $     1,815,872      $          -         $         -         $      195,903

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
               Units Outstanding                           7,937,007           2,948,888           6,417,418           19,887,940
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         4.07
               Asset Manager Option 2                $           -        $          -         $         -         $         4.03
               Freedom Edge(R)                       $           -        $         1.04       $        1.07       $         1.71
               Phoenix Dimensions(SM) Option (1)     $          1.09      $          -         $        1.08       $         1.21
               Phoenix Dimensions(SM) Option (2)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Income Choice(R)              $          1.09      $          -         $         -         $         4.04
               Phoenix Investor's Edge(R) Option (1) $          1.08      $         1.04       $        1.07       $         3.76
               Phoenix Investor's Edge(R) Option (2) $          1.08      $         1.04       $        1.07       $         3.73
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.04       $        1.07       $         3.70
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.04       $        1.07       $         3.72
               Phoenix Premium Edge(R)               $          1.08      $         1.04       $        1.07       $         4.88
               Phoenix Spectrum Edge(R) Option (1)   $          1.09      $         1.05       $        1.08       $         3.87
               Phoenix Spectrum Edge(R) Option (2)   $          1.09      $         1.05       $        1.08       $         3.84
               Phoenix Spectrum Edge(R) Option (3)   $          1.09      $          -         $        1.07       $         3.81
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $         -         $         3.83
               Retirement Planner's Edge             $           -        $         1.04       $        1.07       $         4.99
               The Big Edge Choice(R)                $          1.04      $         1.03       $        1.04       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.09      $         1.05       $        1.08       $         5.24
               The Phoenix Edge(R)--VA Option (2)    $          1.09      $         1.05       $        1.08       $         5.53
               The Phoenix Edge(R)--VA Option (3)    $           -        $         1.04       $         -         $         4.79

                       See Notes to Financial Statements
                                      SA - 9

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Assets:
      Investments at fair value                      $    45,913,247      $   51,685,008       $  64,412,217       $      461,306
          Shares                                   {       2,695,176 }  {      3,768,650 }   {     5,046,649 }   {         40,825 }
          Cost                                     { $    39,541,592 }  { $   48,280,091 }   { $  54,571,141 }   { $      493,654 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    45,913,247      $   51,685,008       $  64,412,217       $      461,306

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          1         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    45,858,055      $   51,501,417       $  31,832,341       $      461,306
      Contracts in payout (annuitization period)     $        55,192           $ 183,590       $  32,579,876       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                           $ 45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            11,111,956          19,854,818          32,874,701              481,362
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         3.24       $         -         $          -
               Asset Manager Option 2                $           -        $         3.20       $         -         $          -
               Freedom Edge(R)                       $          1.80      $         1.48       $        1.37       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.24      $         1.25       $        1.18       $         0.95
               Phoenix Dimensions(SM) Option (2)     $          1.23      $         1.25       $         -         $         0.95
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.23      $          -         $        1.17       $          -
               Phoenix Income Choice(R)              $          4.02      $         2.36       $        2.23       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $        2.10       $          -
               Phoenix Investor's Edge(R) Option (1) $          3.97      $         2.64       $        2.34       $         0.95
               Phoenix Investor's Edge(R) Option (2) $          3.94      $         2.62       $        2.32       $         0.95
               Phoenix Investor's Edge(R) Option (3) $          3.91      $         2.60       $        2.31       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.93      $         2.61       $        2.32       $          -
               Phoenix Premium Edge(R)               $          4.14      $         2.45       $        1.81       $         0.95
               Phoenix Spectrum Edge(R) Option (1)   $          4.08      $         2.72       $        2.41       $         0.95
               Phoenix Spectrum Edge(R) Option (2)   $          4.05      $         2.69       $        2.39       $         0.95
               Phoenix Spectrum Edge(R) Option (3)   $          4.02      $         2.67       $        2.37       $         0.95
               Phoenix Spectrum Edge(R) Option (4)   $          4.04      $         2.69       $        2.38       $          -
               Retirement Planner's Edge             $          4.31      $         2.90       $        1.92       $         0.95
               The Big Edge Choice(R)                $          4.64      $         1.84       $        1.41       $         1.00
               The Phoenix Edge(R)--VA Option (1)    $          4.80      $         3.49       $        1.97       $         0.95
               The Phoenix Edge(R)--VA Option (2)    $          4.36      $         3.31       $        1.90       $         0.95
               The Phoenix Edge(R)--VA Option (3)    $          4.60      $         2.95       $        1.87       $         0.95

                       See Notes to Financial Statements
                                      SA - 10

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Assets:
      Investments at fair value                      $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
          Shares                                   {          44,406 }  {        546,004 }   {       213,312 }   {        302,851 }
          Cost                                     { $       551,886 }  { $    5,540,908 }   { $   5,278,255 }   { $    2,025,040 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       529,764      $    5,525,558       $   4,596,909       $    3,055,775

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       529,764      $    5,525,558       $   4,589,678       $    3,055,775
      Contracts in payout (annuitization period)     $           -        $          -         $       7,231       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               522,344           5,355,119           5,006,612            1,852,918
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $           -        $          -         $        0.82       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.02      $         1.03       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.03       $         -         $          -
               Phoenix Income Choice(R)              $           -        $          -         $        0.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.01      $         1.03       $        0.91       $         1.64
               Phoenix Investor's Edge(R) Option (2) $          1.01      $         1.03       $        0.91       $         1.63
               Phoenix Investor's Edge(R) Option (3) $           -        $          -         $        0.90       $         1.62
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.03       $        0.91       $         1.63
               Phoenix Premium Edge(R)               $          1.01      $         1.03       $        0.92       $         1.64
               Phoenix Spectrum Edge(R) Option (1)   $          1.02      $         1.03       $        0.93       $         1.67
               Phoenix Spectrum Edge(R) Option (2)   $          1.02      $         1.03       $        0.93       $         1.66
               Phoenix Spectrum Edge(R) Option (3)   $          1.01      $         1.03       $        0.92       $         1.65
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $        0.93       $         1.66
               Retirement Planner's Edge             $          1.01      $         1.03       $        0.92       $         1.65
               The Big Edge Choice(R)                $          1.00      $         1.01       $         -         $          -
               The Phoenix Edge(R)--VA Option (1)    $           -        $         1.04       $        0.94       $         1.68
               The Phoenix Edge(R)--VA Option (2)    $          1.02      $         1.03       $        0.93       $         1.66
               The Phoenix Edge(R)--VA Option (3)    $          1.01      $          -         $        0.92       $          -

                       See Notes to Financial Statements
                                      SA - 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Assets:
      Investments at fair value                      $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101
          Shares                                   {         407,567 }  {        415,065 }   {     2,237,855 }   {        232,463 }
          Cost                                     { $     4,439,573 }  { $    4,026,862 }   { $  32,413,628 }   { $    5,166,880 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         1         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     5,489,937      $    5,720,499       $  41,720,950       $    5,056,101
      Contracts in payout (annuitization period)     $           -        $        3,231       $     171,700       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                             3,541,453           3,217,177          15,754,397            2,407,755
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $        3.85       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.48      $         1.07       $        1.76       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.22      $          -         $        1.33       $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.06       $        1.32       $          -
               Phoenix Income Choice(R)              $           -        $         5.43       $        2.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.53      $         1.07       $        3.20       $          -
               Phoenix Investor's Edge(R) Option (2) $          1.53      $         1.06       $        3.18       $          -
               Phoenix Investor's Edge(R) Option (3) $          1.52      $          -         $        3.16       $          -
               Phoenix Investor's Edge(R) Option (4) $          1.52      $          -         $        3.17       $          -
               Phoenix Premium Edge(R)               $          1.54      $         4.30       $        2.49       $         2.89
               Phoenix Spectrum Edge(R) Option (1)   $          1.57      $         1.07       $        3.30       $          -
               Phoenix Spectrum Edge(R) Option (2)   $          1.56      $         1.07       $        3.27       $          -
               Phoenix Spectrum Edge(R) Option (3)   $          1.55      $          -         $        3.25       $          -
               Phoenix Spectrum Edge(R) Option (4)   $          1.55      $          -         $        3.26       $          -
               Retirement Planner's Edge             $          1.55      $         3.69       $        2.84       $         3.26
               The Big Edge Choice(R)                $          1.55      $         1.38       $        1.80       $         2.02
               The Phoenix Edge(R)--VA Option (1)    $          1.58      $         4.44       $        2.90       $         3.41
               The Phoenix Edge(R)--VA Option (2)    $          1.56      $         4.33       $        2.90       $         3.35
               The Phoenix Edge(R)--VA Option (3)    $          1.55      $         3.72       $        2.68       $         2.95

                       See Notes to Financial Statements
                                      SA - 12

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Assets:
      Investments at fair value                      $    48,506,389      $      196,690       $  22,576,110       $  137,774,156
          Shares                                   {       3,044,974 }  {         13,208 }   {       848,088 }   {      3,298,399 }
          Cost                                     { $    36,486,117 }  { $      189,512 }   { $  14,347,516 }   { $   71,524,743 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    48,506,389      $      196,690       $  22,576,110       $  137,774,156

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          -         $         -         $           55
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    48,392,992      $      196,690       $  22,570,370       $  137,586,079
      Contracts in payout (annuitization period)     $       113,396      $          -         $       5,740       $      188,022

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            18,181,245             184,065           6,205,185           29,983,389
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         5.97
               Asset Manager Option 2                $          3.70      $          -         $         -         $          -
               Freedom Edge(R)                       $          1.69      $          -         $        2.32       $         2.56
               Phoenix Dimensions(SM) Option (1)     $          1.31      $          -         $        1.56       $         1.59
               Phoenix Dimensions(SM) Option (2)     $          1.30      $          -         $        1.55       $         1.58
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.30      $          -         $        1.55       $         1.57
               Phoenix Income Choice(R)              $          3.07      $          -         $         -         $         4.45
               Phoenix Investor's Edge(R) Option (1) $          3.11      $          -         $        4.49       $         5.22
               Phoenix Investor's Edge(R) Option (2) $          3.08      $         1.07       $        4.45       $         5.18
               Phoenix Investor's Edge(R) Option (3) $          3.06      $          -         $        4.42       $         5.14
               Phoenix Investor's Edge(R) Option (4) $          3.07      $          -         $        4.44       $         5.17
               Phoenix Premium Edge(R)               $          2.98      $         1.07       $        2.80       $         2.95
               Phoenix Spectrum Edge(R) Option (1)   $          3.19      $         1.07       $        4.62       $         5.37
               Phoenix Spectrum Edge(R) Option (2)   $          3.17      $          -         $        4.58       $         5.33
               Phoenix Spectrum Edge(R) Option (3)   $          3.15      $          -         $        4.55       $         5.29
               Phoenix Spectrum Edge(R) Option (4)   $          3.16      $          -         $        4.57       $         5.31
               Retirement Planner's Edge             $          3.54      $         1.07       $        4.74       $         4.54
               The Big Edge Choice(R)                $          2.10      $         1.03       $        2.89       $         5.07
               The Phoenix Edge(R)--VA Option (1)    $          3.75      $         1.07       $        4.89       $         4.71
               The Phoenix Edge(R)--VA Option (2)    $          3.76      $         1.07       $        4.67       $         4.49
               The Phoenix Edge(R)--VA Option (3)    $          3.29      $          -         $        4.64       $         4.44

                       See Notes to Financial Statements
                                      SA - 13

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Assets:
      Investments at fair value                      $    27,833,162      $  110,680,545
          Shares                                   {       1,064,363 }  {      3,044,020 }
          Cost                                     { $    18,498,456 }  { $   57,630,878 }

                                                    -----------------    ----------------
      Total Assets                                   $    27,833,162      $  110,680,545

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -
                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
Net Assets:
      Accumulation Units                             $    27,808,574      $  110,388,193
      Contracts in payout (annuitization period)     $        24,588      $      292,352

                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
                                                    =================    ================
             Units Outstanding                             7,310,447          30,669,588
                                                    =================    ================

             Unit Value
               Asset Manager Option 1                $           -        $         4.15
               Asset Manager Option 2                $           -        $          -
               Freedom Edge(R)                       $          1.60      $         1.55
               Phoenix Dimensions(SM) Option (1)     $          1.34      $         1.16
               Phoenix Dimensions(SM) Option (2)     $          1.33      $         1.16
               Phoenix Dimensions(SM) Option (3)     $           -        $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $          -
               Phoenix Income Choice(R)              $          3.87      $         3.21
               Phoenix Investor's Edge(R) Option (1) $          3.69      $         3.31
               Phoenix Investor's Edge(R) Option (2) $          3.66      $         3.29
               Phoenix Investor's Edge(R) Option (3) $          3.63      $         3.26
               Phoenix Investor's Edge(R) Option (4) $          3.65      $         3.28
               Phoenix Premium Edge(R)               $          3.87      $         3.70
               Phoenix Spectrum Edge(R) Option (1)   $          3.80      $         3.41
               Phoenix Spectrum Edge(R) Option (2)   $          3.77      $         3.38
               Phoenix Spectrum Edge(R) Option (3)   $          3.74      $         3.36
               Phoenix Spectrum Edge(R) Option (4)   $          3.76      $         3.37
               Retirement Planner's Edge             $          4.86      $         3.64
               The Big Edge Choice(R)                $          2.82      $         3.65
               The Phoenix Edge(R)--VA Option (1)    $          4.90      $         3.75
               The Phoenix Edge(R)--VA Option (2)    $          4.69      $         3.63
               The Phoenix Edge(R)--VA Option (3)    $          4.57      $         3.63

                       See Notes to Financial Statements
                                      SA - 14

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Income:
      Dividends                                      $        33,996      $       83,435       $      78,260       $          -
Expenses:
      Mortality and expense fees                             600,431             121,616             109,398              205,264
      Administrative fees                                     63,367              12,703              10,890               20,418
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (629,802)            (50,884)            (42,028)            (225,682)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            386,676              17,982              86,117              601,712
      Realized gain distributions                                  -                   -             833,858                   -
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                   386,676              17,982             919,975              601,712
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,955,842           1,181,387             (62,659)           2,229,359
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,712,716      $    1,148,485       $     815,288       $    2,605,389
                                                    =================    ================     ===============     ================


                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------
Income:
      Dividends                                      $       760,734      $    7,211,181       $   1,968,503       $    1,063,236
Expenses:
      Mortality and expense fees                             800,246           2,194,492             285,093            1,142,479
      Administrative fees                                     78,713             231,019              28,272              117,268
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (118,225)          4,785,670           1,655,138             (196,511)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,681,265               9,002             (28,277)             171,657
      Realized gain distributions                                  -                   -                   -            7,991,777
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                 1,681,265               9,002             (28,277)           8,163,434
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        7,177,035             752,579             418,503              990,372
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     8,740,075      $    5,547,251       $   2,045,364       $    8,957,295
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 15

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Income:
      Dividends                                      $       108,533      $      111,070       $      14,990       $          -
Expenses:
      Mortality and expense fees                             330,365             450,306              27,477               63,207
      Administrative fees                                     35,017              47,051               2,468                6,143
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (256,849)           (386,287)            (14,955)             (69,350)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              9,861           1,066,158               7,962              157,766
      Realized gain distributions                                  -                   -               2,005              362,422
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                     9,861           1,066,158               9,967              520,188
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,415,192           1,262,500             387,475              186,715
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,168,204      $    1,942,371       $     382,487       $      637,553
                                                    =================    ================     ===============     ================


                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Income:
      Dividends                                      $       924,112      $    1,525,518       $      93,621       $      507,006
Expenses:
      Mortality and expense fees                             199,162           1,319,424             250,745              516,878
      Administrative fees                                     19,121             139,083              25,100               50,570
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                 705,829              67,011            (182,224)             (60,442)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,813             315,039             188,898              289,789
      Realized gain distributions                                  -           4,087,918           1,458,736            1,291,212
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                    35,813           4,402,957           1,647,634            1,581,001
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                          413,504          11,979,394             476,173            4,995,401
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     1,155,146      $   16,449,362       $   1,941,583       $    6,515,960
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 16

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Income:
      Dividends                                      $           -         $        2,496        $         -        $         -
Expenses:
      Mortality and expense fees                                 208                2,119                1,299              3,128
      Administrative fees                                         23                  227                  134                311
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                    (231)                 150               (1,433)            (3,439)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 (1)                  62                   19              2,612
      Realized gain distributions                                915                  -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       914                   62                   19              2,612
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              618               42,500               17,675             68,119
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $         1,301       $       42,712        $      16,261      $      67,292
                                                    =================     ================      ===============    ===============


                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE     PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES            GROWTH SERIES       INCOME SERIES       GROWTH SERIES
                                                    -----------------    -----------------   ------------------  ------------------
Income:
      Dividends                                      $           -         $      192,747        $   1,086,976      $         -
Expenses:
      Mortality and expense fees                               1,114              953,726            1,115,843            272,211
      Administrative fees                                        110               99,026              117,325             28,279
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                  (1,224)            (860,005)            (146,192)          (300,490)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                331           (8,188,476)           1,102,645         (1,123,135)
      Realized gain distributions                                -                    -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       331           (8,188,476)           1,102,645         (1,123,135)
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                           17,128            9,782,072           13,125,219          1,433,192
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $        16,235       $      733,591        $  14,081,672      $       9,567
                                                    =================     ================      ===============    ===============

                       See Notes to Financial Statements
                                      SA - 17

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   -----------------  ------------------- --------------------
Income:
      Dividends                                      $     2,995,526      $    5,901,213       $   1,494,408       $   2,025,802
Expenses:
      Mortality and expense fees                             861,292           1,351,542             445,732             980,367
      Administrative fees                                     85,306             137,003              41,220             100,432
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               2,048,928           4,412,668           1,007,456             945,003
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -              (480,006)             17,439              (3,400)
      Realized gain distributions                                -                   -                   -             9,321,450
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                       -              (480,006)             17,439           9,318,050
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              -             1,884,468             341,930          (1,731,785)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     2,048,928      $    5,817,130       $   1,366,825       $   8,531,268
                                                    =================    ================     ===============     ===============


                                                                                                                     PHOENIX-S&P
                                                                                               PHOENIX-DUFF &       DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Income:
      Dividends                                      $     2,655,437      $        3,855       $   1,247,034       $      89,679
Expenses:
      Mortality and expense fees                           1,198,900             241,460           1,148,467              48,257
      Administrative fees                                    126,228              24,933             115,683               4,921
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               1,330,309            (262,538)            (17,116)             36,501
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            433,494             131,607           2,843,424                (225)
      Realized gain distributions                                  -                   -           7,681,063                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   433,494             131,607          10,524,487                (225)
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       24,280,993           3,391,312          17,409,048             593,009
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $    26,044,796      $    3,260,381       $  27,916,419       $     629,285
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 18

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Income:
      Dividends                                      $       102,487      $       45,403       $      87,250       $     283,976
Expenses:
      Mortality and expense fees                              56,356              16,102              34,764             833,889
      Administrative fees                                      3,667               1,548               3,119              84,798
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                  42,464              27,753              49,367            (634,711)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (14,711)               (631)             (2,400)          1,885,765
      Realized gain distributions                                -                   -                12,013           8,615,774
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   (14,711)               (631)              9,613          10,501,539
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          470,841              94,363             311,333          (1,423,170)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       498,594      $      121,485       $     370,313       $   8,443,658
                                                    =================    ================     ===============     ===============


                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Income:

      Dividends                                      $        95,225      $      843,072       $     663,712       $      11,949
Expenses:
      Mortality and expense fees                             498,415             621,080             937,787               1,503
      Administrative fees                                     51,487              63,887              21,619                 146
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (454,677)            158,105            (295,694)             10,300
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            904,250           1,701,619           1,089,063               2,939
      Realized gain distributions                          6,524,214           8,270,246                 -                 1,634
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 7,428,464           9,971,865           1,089,063               4,573
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       (1,175,324)         (1,018,034)          4,987,054             (32,348)
Net increase (decrease) in net assets from
    operations                                       $     5,798,463      $    9,111,936       $   5,780,423       $     (17,475)
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 19

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Income:
      Dividends                                      $        10,028      $       64,148       $     190,237       $      35,773
Expenses:
      Mortality and expense fees                               2,547              16,186              85,267              53,435
      Administrative fees                                        276               1,729               7,588               4,776
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                   7,205              46,233              97,382             (22,438)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              3,678              (1,545)           (334,612)            540,478
      Realized gain distributions                             13,839              29,298                 -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                    17,517              27,753            (334,612)            540,478
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          (22,122)            (15,350)            714,017               6,112
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $         2,600      $       58,636       $     476,787       $     524,152
                                                    =================    ================     ===============     ===============


                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Income:
      Dividends                                      $           -        $       45,652       $     465,479       $     350,825
Expenses:
      Mortality and expense fees                              93,391              48,363             450,459              61,079
      Administrative fees                                      9,177               5,159              46,649               6,187
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (102,568)             (7,870)            (31,629)            283,559
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            284,801              52,345             128,014              19,542
      Realized gain distributions                            293,192                 -                   -               313,623
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   577,993              52,345             128,014             333,165
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          107,051             893,125           6,628,741             272,136
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       582,476      $      937,600       $   6,725,126       $     888,860
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 20

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Income:
      Dividends                                      $       526,613      $          263       $      58,918       $     710,190
Expenses:
      Mortality and expense fees                             511,261                 673             244,659           1,493,852
      Administrative fees                                     50,849                  65              24,819             155,999
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                 (35,497)               (475)           (210,560)           (939,661)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,404,837               1,401             685,569           7,941,803
      Realized gain distributions                          1,467,108                 501                   -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 2,871,945               1,902             685,569           7,941,803
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                        4,840,955               7,178           5,270,169          30,756,144
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     7,677,403      $        8,605       $   5,745,178       $  37,758,286
                                                    =================    ================     ===============     ===============


                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Income:
      Dividends                                             $ 89,846           $ 294,389
Expenses:
      Mortality and expense fees                             297,400           1,440,068
      Administrative fees                                     30,920             149,919
                                                    -----------------    ----------------
Net investment income (loss)                                (238,474)         (1,295,598)
                                                    -----------------    ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            345,219          12,351,227
      Realized gain distributions                            745,978           4,152,618
                                                    -----------------    ----------------
      Realized gain (loss)                                 1,091,197          16,503,845
                                                    -----------------    ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        3,234,944          (7,644,829)
                                                    -----------------   -----------------
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
    operations                                       $     4,087,667      $    7,563,418
                                                    =================    ================

                       See Notes to Financial Statements
                                      SA - 21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                    AIM V.I. CAPITAL APPRECIATION FUND
                                                                  - CLASS I                  AIM V.I. CORE EQUITY FUND - CLASS I
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                (2006)             (2005)
                                                          ----                ----                ------             ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (629,802)    $      (448,195)    $       (50,884)    $           -
          Realized gains (losses)                            386,676              35,893              17,982                 -
          Unrealized appreciation (depreciation)
               during the year                             2,955,842           3,526,299           1,181,387                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,712,716           3,113,997           1,148,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,385,141          10,387,848             112,357                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    3,722,496           4,828,922          15,453,866                 -
          Transfers for contract
               benefits and terminations                  (4,489,247)         (2,361,115)         (1,196,822)                -
          Contract maintenance charges                      (212,026)            (53,858)            (59,634)                -
          Net change to contracts in payout period            (1,189)                821                (752)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          13,405,175          12,802,618          14,309,015                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         16,117,891          15,916,615          15,457,500                 -

Net assets at beginning of period                         44,482,720          28,566,105                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    60,600,611     $    44,482,720     $    15,457,500     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                                 CLASS I                             PORTFOLIO - CLASS O
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (42,028)    $       (75,322)    $      (225,682)    $      (214,133)
          Realized gains (losses)                            919,975             310,269             601,712             852,854
          Unrealized appreciation (depreciation)
               during the year                               (62,659)            314,887           2,229,359           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        815,288             549,834           2,605,389           1,795,762
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               214,785             408,157             594,825             437,393
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,123,761)          1,406,204          (1,884,679)         (2,218,549)
          Transfers for contract
               benefits and terminations                    (908,567)         (1,120,228)         (2,033,668)         (2,015,676)
          Contract maintenance charges                       (19,118)            (18,222)            (48,261)            (52,275)
          Net change to contracts in payout period               199               4,500                 148                 279
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,836,462)            680,411          (3,371,635)         (3,848,828)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,021,174)          1,230,245            (766,246)         (2,053,066)

Net assets at beginning of period                          9,222,407           7,992,162          17,219,134          19,272,200
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,201,233     $     9,222,407     $    16,452,888     $    17,219,134
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                       DWS EQUITY 500 INDEX FUND VIP -        FEDERATED FUND FOR U.S. GOVERNMENT
                                                                   CLASS A                              SECURITIES II
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (118,225)    $        (1,457)    $     4,785,670     $     3,435,604
          Realized gains (losses)                          1,681,265             425,234               9,002             124,977
          Unrealized appreciation (depreciation)
               during the year                             7,177,035           1,241,198             752,579          (2,548,492)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,740,075           1,664,975           5,547,251           1,012,089
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            23,595,867          11,982,208          41,721,638          36,146,832
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,738,998)          4,150,714          16,746,590          12,573,073
          Transfers for contract
               benefits and terminations                  (7,391,490)         (5,107,589)        (19,298,876)        (13,536,512)
          Contract maintenance charges                      (221,721)            (65,755)           (762,653)           (265,174)
          Net change to contracts in payout period            (5,657)              1,486              (5,171)              1,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,238,001          10,961,064          38,401,528          34,919,279
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         22,978,076          12,626,039          43,948,779          35,931,368

Net assets at beginning of period                         56,171,369          43,545,330         165,069,297         129,137,929
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    79,149,445     $    56,171,369     $   209,018,076     $   165,069,297
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II -    FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                              PRIMARY SHARES                           SERVICE CLASS
                                                    --------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,655,138     $     1,851,956     $      (196,511)    $      (779,591)
          Realized gains (losses)                            (28,277)            603,640           8,163,434             242,438
          Unrealized appreciation (depreciation)
               during the year                               418,503          (2,175,326)            990,372          10,694,460
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,045,364             280,270           8,957,295          10,157,307
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               603,492           1,153,701           4,230,344           3,373,692
          Transfers between Investment Options
               (including GIA/MVA), net                    1,777,518          (4,986,068)         13,044,333          27,397,289
          Transfers for contract
               benefits and terminations                  (3,831,865)         (4,360,306)        (10,702,935)         (7,358,834)
          Contract maintenance charges                       (67,183)            (84,683)           (191,059)           (159,110)
          Net change to contracts in payout period               108                  61              (9,799)             (2,211)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,517,930)         (8,277,295)          6,370,884          23,250,826
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            527,434          (7,997,025)         15,328,179          33,408,133

Net assets at beginning of period                         23,181,803          31,178,828          84,975,303          51,567,170
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    23,709,237     $    23,181,803     $   100,303,482     $    84,975,303
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FIDELITY VIP GROWTH OPPORTUNITIES         FIDELITY VIP GROWTH PORTFOLIO -
                                                          PORTFOLIO - SERVICE CLASS                     SERVICE CLASS
                                                    --------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (256,849)    $       (68,075)    $      (386,287)    $      (380,987)
          Realized gains (losses)                              9,861              54,873           1,066,158             536,242
          Unrealized appreciation (depreciation)
               during the year                             2,415,192             895,127           1,262,500           1,592,724
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,168,204             881,925           1,942,371           1,747,979
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            18,220,029           8,393,170             649,165           3,902,385
          Transfers between Investment Options
               (including GIA/MVA), net                    7,866,320           2,452,075          (1,759,015)           (981,248)
          Transfers for contract
               benefits and terminations                  (1,752,890)           (898,999)         (5,040,945)         (3,574,861)
          Contract maintenance charges                       (92,080)            (19,204)           (175,715)            (77,251)
          Net change to contracts in payout period            (1,002)              3,932                 (25)              2,989
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          24,240,377           9,930,974          (6,326,535)           (727,986)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         26,408,581          10,812,899          (4,384,164)          1,019,993

Net assets at beginning of period                         16,245,136           5,432,237          40,518,153          39,498,160
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    42,653,717     $    16,245,136     $    36,133,989     $    40,518,153
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FRANKLIN INCOME SECURITIES FUND -     LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                                                   CLASS 2                              SERVICE SHARES
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (14,955)    $           -       $       (69,350)    $       (57,810)
          Realized gains (losses)                              9,967                 -               520,188             489,681
          Unrealized appreciation (depreciation)
               during the year                               387,475                 -               186,715             229,985
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        382,487                 -               637,553             661,856
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,885,093                 -               246,865             115,814
          Transfers between Investment Options
               (including GIA/MVA), net                    4,005,850                 -            (1,298,207)          5,250,166
          Transfers for contract
               benefits and terminations                    (287,528)                -              (736,712)           (450,997)
          Contract maintenance charges                        (3,001)                -               (17,573)             (6,543)
          Net change to contracts in payout period                 -                 -                  (161)                583
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,600,414                 -            (1,805,788)          4,909,023
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,982,901                 -            (1,168,235)          5,570,879

Net assets at beginning of period                                  -                 -             5,570,879                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,982,901     $           -       $     4,402,644     $     5,570,879
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         LORD ABBETT BOND-DEBENTURE             LORD ABBETT GROWTH AND INCOME
                                                            PORTFOLIO - CLASS VC                     PORTFOLIO - CLASS VC
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       705,829     $       596,872     $        67,011     $       145,984
          Realized gains (losses)                             35,813             196,657           4,402,957           5,647,016
          Unrealized appreciation (depreciation)
               during the year                               413,504            (169,305)         11,979,394             (10,575)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,155,146             624,224          16,449,362           5,782,425
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               328,082             448,949          22,860,896          12,659,977
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,843          15,538,826           5,557,669          82,325,347
          Transfers for contract
               benefits and terminations                  (2,221,705)         (1,206,982)        (11,357,011)         (4,368,446)
          Contract maintenance charges                       (50,893)            (19,159)           (468,395)            (78,134)
          Net change to contracts in payout period             8,030                (784)             (1,063)               (346)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (468,643)         14,760,850          16,592,096          90,538,398
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            686,503          15,385,074          33,041,458          96,320,823

Net assets at beginning of period                         15,385,074                   -          96,320,823                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,071,577     $    15,385,074     $   129,362,281     $    96,320,823
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    LORD ABBETT MID-CAP VALUE PORTFOLIO -      MUTUAL SHARES SECURITIES FUND -
                                                                   CLASS VC                                CLASS 2
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (182,224)    $       (98,596)    $       (60,442)    $      (171,631)
          Realized gains (losses)                          1,647,634           1,360,840           1,581,001             390,345
          Unrealized appreciation (depreciation)
               during the year                               476,173           1,146,112           4,995,401           2,516,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,941,583           2,408,356           6,515,960           2,735,626
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               549,702             774,780           5,965,594           1,568,359
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,604,041)         19,758,243          11,118,934           8,077,735
          Transfers for contract
               benefits and terminations                  (3,134,651)         (1,302,466)         (5,170,809)         (3,212,506)
          Contract maintenance charges                       (61,287)            (23,299)            (90,546)            (55,131)
          Net change to contracts in payout period               579               4,709               1,216                 593
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,249,698)         19,211,967          11,824,389           6,379,050
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,308,115)         21,620,323          18,340,349           9,114,676

Net assets at beginning of period                         21,620,323                   -          35,252,045          26,137,369
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,312,208     $    21,620,323     $    53,592,394     $    35,252,045
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                        NEUBERGER BERMAN AMT FASCIANO           NEUBERGER BERMAN AMT GUARDIAN
                                                             PORTFOLIO - S CLASS                     PORTFOLIO - S CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $          (231)    $           -       $           150     $           -
          Realized gains (losses)                                914                 -                    62                 -
          Unrealized appreciation (depreciation)
               during the year                                   618                 -                42,500                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          1,301                 -                42,712                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,015                 -                49,677                 -
          Transfers between Investment Options
               (including GIA/MVA), net                       33,436                 -               442,007                 -
          Transfers for contract
               benefits and terminations                           -                 -                  (238)                -
          Contract maintenance charges                            (3)                -                  (351)                -
          Net change to contracts in payout period                 -                 -                     -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              35,448                 -               491,095                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets             36,749                 -               533,807                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $        36,749     $           -       $       533,807     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER CAPITAL APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                                          FUND/VA - SERVICE SHARES                FUND/VA - SERVICE SHARES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,433)    $           -       $        (3,439)    $           -
          Realized gains (losses)                                 19                 -                 2,612                 -
          Unrealized appreciation (depreciation)
               during the year                                17,675                 -                68,119                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,261                 -                67,292                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                11,521                 -               148,854                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      348,164                 -               967,293                 -
          Transfers for contract
               benefits and terminations                        (818)                -               (20,647)                -
          Contract maintenance charges                           (94)                -                  (295)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             358,773                 -             1,095,205                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            375,034                 -             1,162,497                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       375,034     $           -       $     1,162,497     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER MAIN STREET SMALL CAP
                                                          FUND/VA - SERVICE SHARES              PHOENIX CAPITAL GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,224)    $           -       $      (860,005)    $    (1,210,766)
          Realized gains (losses)                                331                 -            (8,188,476)        (12,488,369)
          Unrealized appreciation (depreciation)
               during the year                                17,128                 -             9,782,072          14,944,314
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,235                 -               733,591           1,245,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                41,593                 -             1,568,683           2,224,743
          Transfers between Investment Options
               (including GIA/MVA), net                      366,411                 -            23,847,309         (12,633,701)
          Transfers for contract
               benefits and terminations                      (1,143)                -           (15,169,099)        (16,162,804)
          Contract maintenance charges                           (80)                -              (205,147)           (229,516)
          Net change to contracts in payout period               -                   -                  (588)                296
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             406,781                 -            10,041,158         (26,800,982)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            423,016                 -            10,774,749         (25,555,803)

Net assets at beginning of period                                -                   -            86,963,279         112,519,082
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       423,016     $           -       $    97,738,028     $    86,963,279
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES          PHOENIX MID-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (146,192)    $      (215,545)    $      (300,490)    $      (299,839)
          Realized gains (losses)                          1,102,645             531,094          (1,123,135)         (2,267,064)
          Unrealized appreciation (depreciation)
               during the year                            13,125,219           2,664,755           1,433,192           2,986,577
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     14,081,672           2,980,304               9,567             419,674
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,769,302          12,125,183             576,569             563,582
          Transfers between Investment Options
               (including GIA/MVA), net                    5,492,548          (1,682,317)         19,221,615          (7,072,638)
          Transfers for contract
               benefits and terminations                 (12,619,716)        (10,885,252)         (3,802,821)         (2,745,313)
          Contract maintenance charges                      (379,770)           (185,098)            (79,894)            (55,120)
          Net change to contracts in payout period              (886)              3,404                 160                 363
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,261,478            (624,080)         15,915,629          (9,309,126)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         18,343,150           2,356,224          15,925,196          (8,889,452)

Net assets at beginning of period                         90,057,798          87,701,574          20,150,827          29,040,279
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   108,400,948     $    90,057,798     $    36,076,023     $    20,150,827
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         PHOENIX MONEY MARKET SERIES       PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                    -------------------------------------  ----------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     2,048,928     $       706,114     $     4,412,668     $     3,849,984
          Realized gains (losses)                                -                   -              (480,006)           (913,772)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -             1,884,468          (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,048,928             706,114           5,817,130             415,121
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,106,036          18,781,746           7,188,721           7,771,585
          Transfers between Investment Options
               (including GIA/MVA), net                   25,485,301           5,278,922           4,951,052           6,188,311
          Transfers for contract
               benefits and terminations                 (28,270,279)        (30,250,339)        (15,952,559)        (17,248,344)
          Contract maintenance charges                      (286,434)           (284,773)           (274,718)           (211,692)
          Net change to contracts in payout period             3,333              19,152              (6,572)             (7,025)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          11,037,957          (6,455,292)         (4,094,076)         (3,507,165)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         13,086,885          (5,749,178)          1,723,054          (3,092,044)

Net assets at beginning of period                         56,229,780          61,978,958         109,741,211         112,833,255
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    69,316,665     $    56,229,780     $   111,464,265     $   109,741,211
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX MULTI-SECTOR SHORT TERM BOND
                                                                   SERIES                    PHOENIX STRATEGIC ALLOCATION SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,007,456     $       762,009     $       945,003     $       977,004
          Realized gains (losses)                             17,439             (40,788)          9,318,050           2,039,604
          Unrealized appreciation (depreciation)
               during the year                               341,930            (769,153)         (1,731,785)         (2,852,463)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,366,825             (47,932)          8,531,268             164,145
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               953,585           2,238,220           1,806,411           2,633,712
          Transfers between Investment Options
               (including GIA/MVA), net                      286,767           5,734,503         (10,305,341)         (9,194,592)
          Transfers for contract
               benefits and terminations                  (4,351,100)         (3,823,937)        (15,552,819)        (18,449,590)
          Contract maintenance charges                       (66,953)            (40,337)           (155,375)           (190,563)
          Net change to contracts in payout period             7,438                 513              16,594               1,468
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,170,263)          4,108,962         (24,190,530)        (25,199,565)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,803,438)          4,061,030         (15,659,262)        (25,035,420)

Net assets at beginning of period                         34,440,399          30,379,369          91,736,137         116,771,557
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,636,961     $    34,440,399     $    76,076,875     $    91,736,137
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-ABERDEEN INTERNATIONAL SERIES   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,330,309     $     1,706,671     $      (262,538)    $      (189,932)
          Realized gains (losses)                            433,494            (976,640)            131,607           1,474,781
          Unrealized appreciation (depreciation)
               during the year                            24,280,993           7,975,983           3,391,312             734,853
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     26,044,796           8,706,014           3,260,381           2,019,702
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            15,927,161           4,256,858             604,353           1,904,567
          Transfers between Investment Options
               (including GIA/MVA), net                  151,460,404           5,275,979          18,610,054            (354,213)
          Transfers for contract
               benefits and terminations                 (11,211,331)         (8,179,607)         (2,128,377)         (1,193,564)
          Contract maintenance charges                      (290,176)           (133,889)            (73,650)            (23,238)
          Net change to contracts in payout period               560                 (88)               (288)                214
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         155,886,618           1,219,253          17,012,092             333,766
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets        181,931,414           9,925,267          20,272,473           2,353,468

Net assets at beginning of period                         63,544,839          53,619,572          15,538,703          13,185,235
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   245,476,253     $    63,544,839     $    35,811,176     $    15,538,703
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 36

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE     PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                              SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (17,116)    $       250,482     $        36,501     $           -
          Realized gains (losses)                         10,524,487           5,764,332                (225)                -
          Unrealized appreciation (depreciation)
               during the year                            17,409,048           3,024,312             593,009                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     27,916,419           9,039,126             629,285                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,850,329           9,281,417           6,138,940                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    6,412,947            (683,220)          2,421,774                 -
          Transfers for contract
               benefits and terminations                 (11,762,761)         (8,144,457)           (192,029)                -
          Contract maintenance charges                      (253,473)           (140,996)               (600)                -
          Net change to contracts in payout period             1,626               3,398                   -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,248,668             316,142           8,368,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         34,165,087           9,355,268           8,997,370                 -

Net assets at beginning of period                         76,155,368          66,800,100                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   110,320,455     $    76,155,368     $     8,997,370     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 37

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION    PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: GROWTH                         SERIES: MODERATE
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        42,464     $           -              $ 27,753     $           -
          Realized gains (losses)                            (14,711)                -                  (631)                -
          Unrealized appreciation (depreciation)
               during the year                               470,841                 -                94,363                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        498,594                 -               121,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             9,770,664                 -             1,205,790                 -
          Transfers between Investment Options
               (including GIA/MVA), net                     (941,566)                -             1,884,170                 -
          Transfers for contract
               benefits and terminations                    (662,688)                -              (131,895)                -
          Contract maintenance charges                        (1,108)                -                (4,082)                -
          Net change to contracts in payout period           (47,467)                -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,117,835                 -             2,953,983                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,616,429                 -             3,075,468                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,616,429     $           -       $     3,075,468     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 38

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                           SERIES: MODERATE GROWTH                         SERIES
                                                    -------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        49,367     $           -       $      (634,711)    $      (752,272)
          Realized gains (losses)                              9,613                 -            10,501,539           5,794,262
          Unrealized appreciation (depreciation)
               during the year                               311,333                 -            (1,423,170)         (1,415,313)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        370,313                 -             8,443,658           3,626,677
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,589,897                 -            11,030,116           6,063,899
          Transfers between Investment Options
               (including GIA/MVA), net                    3,100,821                 -            (4,337,879)          2,200,199
          Transfers for contract
               benefits and terminations                    (171,680)                -            (9,073,424)         (7,498,256)
          Contract maintenance charges                        (3,492)                -              (191,975)           (148,432)
          Net change to contracts in payout period                 -                 -                  (582)              2,794
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,515,546                 -            (2,573,744)            620,204
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,885,859                 -             5,869,914           4,246,881

Net assets at beginning of period                                  -                 -            65,288,551          61,041,670
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                              $ 6,885,859     $           -       $    71,158,465     $    65,288,551
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 39

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (454,677)    $      (501,908)    $       158,105     $      (151,400)
          Realized gains (losses)                          7,428,464           2,759,782           9,971,865             890,708
          Unrealized appreciation (depreciation)
               during the year                            (1,175,324)           (379,060)         (1,018,034)          1,303,745
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,798,463           1,878,814           9,111,936           2,043,053
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             8,383,872           4,139,097             896,679           1,165,743
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,363,134)           (475,464)         (3,765,158)         (8,889,358)
          Transfers for contract
               benefits and terminations                  (5,257,504)         (4,390,898)         (8,096,984)        (10,968,482)
          Contract maintenance charges                      (115,633)            (96,275)           (148,245)           (142,700)
          Net change to contracts in payout period               357                 336                 725               3,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,647,958            (823,204)        (11,112,983)        (18,831,326)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,446,421           1,055,610          (2,001,047)        (16,788,273)

Net assets at beginning of period                         38,466,826          37,411,216          53,686,054          70,474,327
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    45,913,247     $    38,466,826     $    51,685,007     $    53,686,054
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 40

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500 INDEX    PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                    SERIES                         PORTFOLIO - ADVISOR CLASS
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (295,694)    $      (383,241)    $        10,300     $           -
          Realized gains (losses)                          1,089,063              45,283               4,573                 -
          Unrealized appreciation (depreciation)
               during the year                             4,987,054           1,059,280             (32,348)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,780,423             721,322             (17,475)                -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               606,838             934,332              90,320                 -
          Transfers between Investment Options
               (including GIA/MVA), net                   17,765,426          (1,551,325)            395,604                 -
          Transfers for contract
               benefits and terminations                  (8,763,743)         (9,084,198)             (7,023)                -
          Contract maintenance charges                       (46,191)            (51,210)               (120)                -
          Net change to contracts in payout period            28,844             (57,488)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           9,591,174          (9,809,889)            478,781                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         15,371,597          (9,088,567)            461,306                 -

Net assets at beginning of period                         49,040,620          58,129,187                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    64,412,217     $    49,040,620     $       461,306     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PIMCO VIT REAL RETURN PORTFOLIO -      PIMCO VIT TOTAL RETURN PORTFOLIO -
                                                               ADVISOR CLASS                            ADVISOR CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $         7,205     $           -       $        46,233     $           -
          Realized gains (losses)                             17,517                 -                27,753                 -
          Unrealized appreciation (depreciation)
               during the year                               (22,122)                -               (15,350)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          2,600                 -                58,636                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                34,057                 -               132,039                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      498,864                 -             5,418,763                 -
          Transfers for contract
               benefits and terminations                      (5,589)                -               (76,730)                -
          Contract maintenance charges                          (168)                -                (7,150)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             527,164                 -             5,466,922                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            529,764                 -             5,525,558                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       529,764     $           -       $     5,525,558     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                               LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        97,382     $      (132,231)    $       (22,438)    $       (57,827)
          Realized gains (losses)                           (334,612)           (373,402)            540,478             147,754
          Unrealized appreciation (depreciation)
               during the year                               714,017            (219,893)              6,112              (5,544)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        476,787            (725,526)            524,152              84,383
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                69,173             351,606              29,686              70,448
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,548,208)           (697,142)         (2,301,485)            219,409
          Transfers for contract
               benefits and terminations                  (1,624,918)           (602,771)           (400,787)           (411,607)
          Contract maintenance charges                       (15,609)            (17,131)            (19,149)            (17,057)
          Net change to contracts in payout period            12,040                 119                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,107,522)           (965,319)         (2,691,735)           (138,807)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,630,735)         (1,690,845)         (2,167,583)            (54,424)

Net assets at beginning of period                          7,227,644           8,918,489           5,223,358           5,277,782
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,596,909     $     7,227,644     $     3,055,775     $     5,223,358
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 43

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST SECTOR ROTATION    TEMPLETON DEVELOPING MARKETS SECURITIES
                                                                    FUND                                FUND - CLASS 2
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (102,568)    $       (57,925)    $        (7,870)    $          (399)
          Realized gains (losses)                            577,993              73,711              52,345              76,253
          Unrealized appreciation (depreciation)
               during the year                               107,051             521,392             893,125             709,469
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,476             537,178             937,600             785,323
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               358,279              74,956             110,741              21,013
          Transfers between Investment Options
               (including GIA/MVA), net                   (2,875,340)          5,072,670           1,818,646            (138,812)
          Transfers for contract
               benefits and terminations                    (901,909)           (355,352)           (773,166)           (583,769)
          Contract maintenance charges                       (23,954)            (13,189)             (4,627)             (5,839)
          Net change to contracts in payout period               -                   -                    66                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,442,924)          4,779,085           1,151,660            (707,407)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,860,448)          5,316,263           2,089,260              77,916

Net assets at beginning of period                          8,350,385           3,034,122           3,634,470           3,556,554
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,489,937     $     8,350,385     $     5,723,730     $     3,634,470
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     TEMPLETON FOREIGN SECURITIES FUND -    TEMPLETON GLOBAL ASSET ALLOCATION FUND -
                                                                   CLASS 2                                  CLASS 2
                                                    -------------------------------------   ----------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:

          Net investment income (loss)               $       (31,629)    $       (50,255)    $       283,559     $       121,381
          Realized gains (losses)                            128,014            (475,665)            333,165             (78,564)
          Unrealized appreciation (depreciation)
               during the year                             6,628,741           3,442,410             272,136              42,362
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      6,725,126           2,916,490             888,860              85,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               878,759           3,280,489              55,695              30,568
          Transfers between Investment Options
               (including GIA/MVA), net                    3,894,591           1,955,902            (168,332)           (249,480)
          Transfers for contract
               benefits and terminations                  (5,229,694)         (4,328,570)           (698,111)           (908,432)
          Contract maintenance charges                      (126,832)            (70,053)             (4,034)             (6,286)
          Net change to contracts in payout period               298                (500)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (582,878)            837,268            (814,782)         (1,133,630)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,142,248           3,753,758              74,078          (1,048,451)

Net assets at beginning of period                         35,750,402          31,996,644           4,982,023           6,030,474
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    41,892,650     $    35,750,402     $     5,056,101     $     4,982,023
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES FUND -       VAN KAMPEN UIF EQUITY AND INCOME
                                                                  CLASS 2                            PORTFOLIO - CLASS II
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (35,497)    $       (96,004)    $          (475)    $           -
          Realized gains (losses)                          2,871,945             389,579               1,902                 -
          Unrealized appreciation (depreciation)
               during the year                             4,840,955           2,569,368               7,178                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,677,403           2,862,943               8,605                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,470,118           1,170,199              15,960                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,828           1,916,343             216,858                 -
          Transfers for contract
               benefits and terminations                  (6,645,322)         (4,970,285)            (42,631)                -
          Contract maintenance charges                       (68,768)            (70,098)             (2,102)                -
          Net change to contracts in payout period               714              (3,351)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             224,570          (1,957,192)            188,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,901,973             905,751             196,690                 -

Net assets at beginning of period                         40,604,415          39,698,664                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    48,506,388     $    40,604,415     $       196,690     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         WANGER INTERNATIONAL SELECT            WANGER INTERNATIONAL SMALL CAP
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (210,560)    $        86,706     $      (939,661)    $      (300,973)
          Realized gains (losses)                            685,569             262,426           7,941,803           4,646,176
          Unrealized appreciation (depreciation)
               during the year                             5,270,169           1,492,577          30,756,144          14,880,785
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,745,178           1,841,709          37,758,286          19,225,988
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,308,147           1,004,694           9,535,503           7,447,083
          Transfers between Investment Options
               (including GIA/MVA), net                    3,140,510           1,133,138          (3,096,874)         (3,398,266)
          Transfers for contract
               benefits and terminations                  (2,354,698)         (1,391,506)        (17,796,177)        (14,599,468)
          Contract maintenance charges                       (45,594)            (28,264)           (302,934)           (178,376)
          Net change to contracts in payout period               208                 (22)               (104)               (754)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,048,573             718,040         (11,660,586)        (10,729,781)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,793,751           2,559,749          26,097,700           8,496,207

Net assets at beginning of period                         14,782,359          12,222,610         111,676,401         103,180,194
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    22,576,110     $    14,782,359     $   137,774,101     $   111,676,401
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (238,474)    $      (256,613)    $    (1,295,598)    $    (1,789,745)
          Realized gains (losses)                          1,091,197           1,600,476          16,503,845          12,185,689
          Unrealized appreciation (depreciation)
               during the year                             3,234,944             329,816          (7,644,829)          1,755,127
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,087,667           1,673,679           7,563,418          12,151,071
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               935,707           1,624,286           2,837,021           3,342,877
          Transfers between Investment Options
               (including GIA/MVA), net                    4,798,571             159,509          (9,676,549)         (5,498,508)
          Transfers for contract
               benefits and terminations                  (2,841,564)         (2,350,266)        (21,153,543)        (21,484,091)
          Contract maintenance charges                       (55,421)            (52,724)           (252,913)           (273,579)
          Net change to contracts in payout period            (1,460)              1,602              (4,740)                191
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,835,833            (617,593)        (28,250,724)        (23,913,110)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,923,500           1,056,086         (20,687,306)        (11,762,039)

Net assets at beginning of period                         20,909,662          19,853,576         131,367,851         143,129,890
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    27,833,162     $    20,909,662     $   110,680,545     $   131,367,851
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

             -------------------------------------------------------------------
              AIM V.I. Capital Appreciation Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Core Equity Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Mid Cap Core Equity Fund - Class I
             -------------------------------------------------------------------
              Alger American Leveraged AllCap Portfolio - Class O
             -------------------------------------------------------------------
              DWS Equity 500 Index Fund VIP - Class A
             -------------------------------------------------------------------
              Federated Fund for U.S. Government Securities II
             -------------------------------------------------------------------
              Federated High Income Bond Fund II - Primary Shares
             -------------------------------------------------------------------
              Fidelity VIP Contrafund(R) Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Opportunities Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Portfolio - Service Class
             -------------------------------------------------------------------
              Franklin Income Securities Fund  - Class 2
             -------------------------------------------------------------------
              Lazard Retirement Small Cap Portfolio - Service Shares
             -------------------------------------------------------------------
              Lord Abbett Bond-Debenture Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Growth and Income Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Mid-Cap Value Portfolio - Class VC
             -------------------------------------------------------------------
              Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
             -------------------------------------------------------------------
              Neuberger Berman AMT Fasciano Portfolio - Class S
             -------------------------------------------------------------------
              Neuberger Berman AMT Guardian Portfolio - Class S
             -------------------------------------------------------------------
              Oppenheimer Capital Appreciation Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Global Securities Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Main Street Small Cap Fund/VA - Service Shares
             -------------------------------------------------------------------
              Phoenix Capital Growth Series
             -------------------------------------------------------------------
              Phoenix Growth and Income Series
             -------------------------------------------------------------------
              Phoenix Mid-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix Money Market Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Fixed Income Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Short Term Bond Series
             -------------------------------------------------------------------
              Phoenix Strategic Allocation Series
             -------------------------------------------------------------------
              Phoenix-Aberdeen International Series
             -------------------------------------------------------------------
              Phoenix-Alger Small-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix-Duff & Phelps Real Estate Securities Series
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Mid-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Small-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Comstock Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Equity 500 Index Series
             -------------------------------------------------------------------
              PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Real Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Total Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              Rydex Variable Trust Inverse Government Long Bond Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Nova Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Sector Rotation Fund
             -------------------------------------------------------------------

             -------------------------------------------------------------------
              Templeton Developing Markets Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Foreign Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Global Asset Allocation Fund - Class 2
             -------------------------------------------------------------------
              Templeton Growth Securities Fund - Class 2
             -------------------------------------------------------------------
              Van Kampen UIF Equity and Income Portfolio - Class II
             -------------------------------------------------------------------
              Wanger International Select
             -------------------------------------------------------------------
              Wanger International Small Cap
             -------------------------------------------------------------------
              Wanger Select
             -------------------------------------------------------------------
              Wanger U.S. Smaller Companies
             -------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                      PURCHASES                        SALES
-----------------                                                      ---------                        -----
   AIM V.I. Capital Appreciation Fund - Class I                    $     21,767,846                $    8,994,072
   AIM V.I. Core Equity Fund - Class I                                   23,149,144                     8,891,015
   AIM V.I. Mid Cap Core Equity Fund - Class I                            1,741,559                     2,786,536
   Alger American Leveraged AllCap Portfolio - Class O                    2,660,603                     6,258,579
   DWS Equity 500 Index Fund VIP - Class A                               35,452,768                    21,335,074
   Federated Fund for U.S. Government Securities II                      72,149,564                    28,968,264
   Federated High Income Bond Fund II - Primary Shares                    8,735,388                     8,599,061
   Fidelity VIP Contrafund(R) Portfolio - Service Class                  35,477,226                    21,314,224
   Fidelity VIP Growth Opportunities Portfolio - Service Class           27,121,338                     3,138,386
   Fidelity VIP Growth Portfolio - Service Class                          3,093,975                     9,808,268
   Franklin Income Securities Fund - Class 2                              9,179,312                       591,848
   Lazard Retirement Small Cap Portfolio - Service Shares                 1,195,660                     2,708,598
   Lord Abbett Bond-Debenture Portfolio - Class VC                        4,332,878                     4,096,295
   Lord Abbett Growth and Income Portfolio - Class VC                    39,844,873                    19,101,308
   Lord Abbett Mid-Cap Value Portfolio - Class VC                         4,651,406                     7,625,413
   Mutual Shares Securities Fund - Class 2                               22,483,909                     9,430,113
   Neuberger Berman AMT Fasciano Portfolio - S Class                         36,365                           234
   Neuberger Berman AMT Guardian Portfolio - S Class                        495,272                         4,028
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                359,682                         2,344
   Oppenheimer Global Securities Fund/VA - Service Shares                 1,258,965                       167,199
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               418,834                        13,278
   Phoenix Capital Growth Series                                         35,835,706                    26,657,734
   Phoenix Growth and Income Series                                      25,517,434                    21,405,389
   Phoenix Mid-Cap Growth Series                                         28,873,344                    13,258,926
   Phoenix Money Market Series                                           77,653,996                    64,563,527
   Phoenix Multi-Sector Fixed Income Series                              24,555,241                    24,240,741
   Phoenix Multi-Sector Short Term Bond Series                           10,126,384                    12,290,581
   Phoenix Strategic Allocation Series                                   13,901,858                    27,829,296
   Phoenix-Aberdeen International Series                                195,729,069                    38,514,413
   Phoenix-Alger Small-Cap Growth Series                                 22,776,109                     6,027,121
   Phoenix-Duff & Phelps Real Estate Securities Series                   40,600,102                    26,690,330
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth         8,743,806                       339,219
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                   12,717,132                     4,556,773
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                  3,243,207                       261,470
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth           7,142,751                       565,824
   Phoenix-Sanford Bernstein Mid-Cap Value Series                        27,904,911                    22,500,005
   Phoenix-Sanford Bernstein Small-Cap Value Series                      20,852,377                    13,136,300
   Phoenix-Van Kampen Comstock Series                                    13,025,838                    15,712,448
   Phoenix-Van Kampen Equity 500 Index Series                            21,868,710                    12,575,870
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         688,459                       197,744
   PIMCO VIT Real Return Portfolio - Advisor Class                          743,636                       195,428
   PIMCO VIT Total Return Portfolio - Advisor Class                       5,754,363                       211,909
   Rydex Variable Trust Inverse Government Long Bond Fund                   516,638                     3,527,083
   Rydex Variable Trust Nova Fund                                           280,717                     2,995,110
   Rydex Variable Trust Sector Rotation Fund                              3,873,604                     7,126,238
   Templeton Developing Markets Securities Fund - Class 2                 2,763,687                     1,620,027
   Templeton Foreign Securities Fund - Class 2                            9,150,640                     9,766,458
   Templeton Global Asset Allocation Fund - Class 2                         726,938                       944,724
   Templeton Growth Securities Fund - Class 2                            16,225,922                    14,571,280
   Van Kampen UIF Equity and Income Portfolio - Class II                    233,581                        45,470

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

INVESTMENT OPTION                                                        PURCHASES                     SALES
-----------------                                                        ---------                     -----
   Wanger International Select                                     $     13,091,833                $   11,254,354
   Wanger International Small Cap                                        24,488,920                    37,093,223
   Wanger Select                                                         10,216,666                     6,874,105
   Wanger U.S. Smaller Companies                                         10,817,496                    36,215,983
                                                                  ------------------              ----------------
                                                                   $  1,006,247,642                $  627,599,240
                                                                  ------------------              ----------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I              10,216,826  (3,975,324)    6,241,502   8,557,478  (2,159,678)   6,397,800
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                       22,944,072  (8,711,757)   14,232,315         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                  743,949  (2,367,324)   (1,623,375)  2,998,879  (2,314,518)     684,361
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        1,644,292  (4,127,831)   (2,483,539)  3,901,882  (6,467,908)  (2,566,026)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                   15,702,512  (9,290,712)    6,411,800  11,436,962  (6,076,135)   5,360,827
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          30,526,155 (11,525,171)   19,000,984  28,065,184 (11,701,108)  16,364,076
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        2,665,351  (3,216,008)     (550,657)  6,056,444  (9,464,959)  (3,408,515)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class      10,008,641  (7,584,586)    2,424,055  14,907,112  (4,716,334)  10,190,778
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
   Service Class                                          13,071,437  (1,507,450)   11,563,987   5,844,162  (1,042,322)   4,801,840
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class              1,855,240  (5,842,712)   (3,987,472)  4,955,395  (6,406,763)  (1,451,368)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                  8,646,559    (527,101)    8,119,458         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares       701,464  (2,283,467)   (1,582,003)  6,567,186  (1,463,862)   5,103,324
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC            3,233,542  (3,700,893)     (467,351) 17,581,659  (2,502,976)  15,078,683
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC        30,405,900 (15,709,111)   14,696,789  98,809,794  (6,936,055)  91,873,739
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             2,792,606  (6,658,192)   (3,865,586) 23,331,509  (3,334,294)  19,997,215
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    8,635,495  (3,420,718)    5,214,777   5,388,224  (2,864,532)   2,523,692
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class             38,140          (4)       38,136         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class            507,613      (1,664)      505,949         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
   Shares                                                    369,618        (961)      368,657         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares     1,252,276    (157,828)    1,094,448         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
   Shares                                                    434,687     (12,160)      422,527         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             25,435,382 (20,764,923)    4,670,459   4,131,727 (27,083,027) (22,951,300)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                          11,613,992 (11,362,354)      251,638  13,834,717 (17,157,327)  (3,322,610)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             17,721,122  (7,809,079)    9,912,043   4,120,461  (9,993,719)  (5,873,258)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               43,852,787 (37,380,774)    6,472,013  63,943,124 (69,380,927)  (5,437,803)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   7,451,787  (9,650,888)   (2,199,101)  9,502,781 (12,224,320)  (2,721,539)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                8,074,225 (11,024,461)   (2,950,236) 13,967,499 (10,074,021)   3,893,478
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        1,165,809 (12,420,925)  (11,255,116)  2,473,310 (15,042,138) (12,568,828)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     59,752,541 (14,190,073)   45,562,468  10,907,358 (11,600,691)    (693,333)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      5,938,807  (1,582,986)    4,355,821   1,387,935  (1,253,491)     134,444
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5,903,531  (4,599,446)    1,304,085   4,919,228  (4,615,947)     303,281
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Grow                                         8,361,821    (275,525)    8,086,296         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth       12,404,054  (4,467,047)    7,937,007         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate      3,195,084    (246,196)    2,948,888         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                  6,948,636    (531,218)    6,417,418         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             5,797,117  (6,386,043)     (588,926)  5,333,498  (5,469,631)    (136,133)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           3,907,177  (3,201,941)      705,236   3,662,670  (3,886,962)    (224,292)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         1,790,724  (6,512,695)   (4,721,971)  1,470,387 (11,254,121)  (9,783,734)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                11,107,998  (6,781,070)    4,326,928   1,436,392  (7,942,014)  (6,505,622)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Advisor Class                                             673,529    (192,167)      481,362         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class              709,345    (187,001)      522,344         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class           5,543,834    (188,715)    5,355,119         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund       356,763  (3,760,602)   (3,403,839)  3,813,353  (5,082,368)  (1,269,015)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               167,502  (2,041,228)   (1,873,726)  1,584,304  (1,717,481)    (133,177)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  2,398,787  (4,788,737)   (2,389,950)  4,712,351  (1,194,836)   3,517,515
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1,724,838  (1,096,013)      628,825      19,892    (645,840)    (625,948)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                3,598,219  (4,139,805)     (541,586)  7,870,399  (8,068,585)    (198,186)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2              31,953    (464,389)     (432,436)     20,829    (685,096)    (664,267)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                 5,970,007  (5,577,230)      392,777   3,668,440  (4,908,291)  (1,239,851)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II        225,801     (41,736)      184,065         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                4,518,339  (3,653,645)      864,694   3,134,108  (3,087,722)      46,386
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             6,527,611  (9,321,154)   (2,793,543)  9,540,447 (12,719,953)  (3,179,506)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2,712,076  (2,051,770)      660,306   2,057,261  (2,290,185)    (232,924)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              1,938,534  (9,892,663)   (7,954,129)  3,336,175 (10,817,836)  (7,481,661)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2006           27,149        1.15  to       2.35       60,601           0.07%       0.90% to     1.95%      3.31%  to     5.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,907        1.10  to       2.24       44,483           0.08%       0.90% to     1.95%      4.23%  to     7.86%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,510        1.17  to       2.08       28,566               -       0.75% to     1.95%      2.28%  to     5.67%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,357        1.11  to       2.54       15,472               -       0.75% to     1.95%      1.32%  to    32.69%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,219        1.30  to       1.54        3,066               -       0.90% to     1.95%    (25.57%) to    (5.25%)

AIM V.I. Core Equity Fund - Class I
    2006(17)       14,232        1.08  to       1.09       15,458           0.81%       0.90% to     1.95%      7.73%  to     8.50%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

AIM V.I. Mid Cap Core Equity Fund - Class I
    2006            6,924        1.17  to        1.21       8,201           0.88%       0.50% to     1.95%      9.08%  to    10.69%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,548        1.07  to        1.09       9,222           0.52%       0.50% to     1.95%      5.53%  to     7.08%
------------------------------------------------------------------------------------------------------------------------------------
    2004(5)         7,864        1.02  to        1.02       7,992           2.09%       0.50% to     1.95%      1.83%  to     1.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Alger American Leveraged AllCap Portfolio - Class O

    2006            9,640        1.51  to       2.55       16,453               -       0.90% to     1.95%     12.55%  to    18.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,124        1.29  to       2.16       17,219               -       0.90% to     1.95%      0.18%  to    13.42%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,690        1.14  to       1.91       19,272               -       0.90% to     1.95%      6.08%  to     7.21%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,422        1.07  to       1.79       15,813               -       0.90% to     1.95%      1.18%  to    33.51%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,967        0.80  to       1.34        7,664           0.01%       0.90% to     1.95%    (34.97%) to  (13.66%)

DWS Equity 500 Index Fund VIP - Class A

    2006           32,362        1.18  to       2.71       79,149           1.17%       0.90% to     2.25%     (2.51%) to    14.49%
------------------------------------------------------------------------------------------------------------------------------------
    2005           25,950        1.04  to       2.37       56,171           1.42%       0.90% to     2.25%      0.27%  to     5.20%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,589        1.08  to       2.28       43,545           1.02%       0.50% to     2.25%     (0.16%) to     9.60%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,216        1.11  to       2.49       26,642           0.65%       0.50% to     1.95%      7.47%  to    27.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002            4,057        1.55  to       1.64        6,550           2.74%       0.90% to     1.95%    (23.56%) to    (8.91%)

Federated Fund for U.S. Government Securities II

    2006           91,224        1.02  to       2.77      209,018           3.86%       0.50% to     1.95%      0.14%  to     3.62%
------------------------------------------------------------------------------------------------------------------------------------
    2005           72,223        0.99  to       2.69      165,069           3.68%       0.50% to     1.95%     (0.93%) to     1.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           55,859        1.03  to       2.66      129,138           4.18%       0.50% to     1.95%      1.59%  to     3.09%
------------------------------------------------------------------------------------------------------------------------------------
    2003           43,612        1.01  to       2.59      100,951           3.71%       0.50% to     1.95%      0.37%  to     2.13%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,786        2.05  to       2.55       99,229           3.15%       0.50% to     1.95%      0.78%  to     8.07%

Federated High Income Bond Fund II - Primary Shares

    2006            8,838        1.12  to       3.14       23,709           8.64%       0.75% to     1.95%      0.13%  to     9.98%
------------------------------------------------------------------------------------------------------------------------------------
    2005            9,388        1.03  to       2.86       23,182           8.58%       0.75% to     1.95%      0.66%  to     1.89%
------------------------------------------------------------------------------------------------------------------------------------
    2004           12,797        1.16  to       2.81       31,179           7.96%       0.50% to     1.95%      8.31%  to     9.63%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,502        1.07  to       2.57       32,086           7.52%       0.50% to     1.95%      7.95%  to    21.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,335        1.77  to       2.00       13,375           7.28%       0.90% to     1.95%     (2.36%) to     4.09%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006           35,546        1.24  to       3.40      100,303           1.13%       0.90%  to    1.95%      0.31%  to    10.59%
------------------------------------------------------------------------------------------------------------------------------------
    2005           33,122        1.13  to       3.08       84,975           0.17%       0.90%  to    1.95%      8.64%  to    15.80%
------------------------------------------------------------------------------------------------------------------------------------
    2004           22,931        1.28  to       2.66       51,567           0.21%       0.75%  to    1.95%     10.09%  to    14.30%
------------------------------------------------------------------------------------------------------------------------------------
    2003           15,576        1.13  to       2.50       30,712           0.28%       0.75%  to    1.95%      6.71%  to    33.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002            9,291        1.43  to       1.96       13,736           0.56%       0.75%  to    1.95%    (13.79%) to    (0.45%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2006           19,629        1.12  to       2.39       42,654           0.39%       0.90%  to    1.95%     (0.42%) to     4.36%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,065        1.08  to       2.30       16,245           0.52%       0.90%  to    1.95%      4.93%  to     8.77%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,263        1.17  to       2.13        5,432           0.44%       0.90%  to    1.95%      4.97%  to     6.10%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,993        1.11  to       2.01        4,538           0.59%       0.90%  to    1.95%      9.01%  to    28.49%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,411        1.09  to       1.57        2,737           0.75%       0.90%  to    1.95%    (23.17%) to    (2.92%)

Fidelity VIP Growth Portfolio - Service Class

    2006           20,603        1.12  to       2.93       36,134           0.29%       0.50%  to    1.95%      3.75%  to     6.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,590        1.07  to       2.76       40,518           0.38%       0.50%  to    1.95%      2.56%  to     5.34%
------------------------------------------------------------------------------------------------------------------------------------
    2004           26,041        1.14  to       2.62       39,498           0.15%       0.50%  to    1.95%     (2.21%) to     2.75%
------------------------------------------------------------------------------------------------------------------------------------
    2003           21,490        1.12  to       2.55       29,795           0.15%       0.50%  to    1.95%     10.55%  to    32.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           13,580        0.93  to       1.93       13,197           0.11%       0.50%  to    1.95%    (31.94%) to     8.69%

Franklin Income Securities Fund - Class 2

    2006(22)        8,119        1.04  to       1.11        8,983           0.68%       0.90% to     1.95%      3.11%  to    12.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lazard Retirement Small Cap Portfolio - Service Shares

    2006            3,521        1.24  to       1.26        4,403               -       0.90% to     1.95%     13.81%  to    15.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005(11)        5,103        1.09  to       1.10        5,571               -       0.90% to     1.95%      1.74%  to    12.13%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2006           14,611        1.09  to       1.11       16,072           6.00%       0.90% to     1.95%      0.62%  to     8.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005(12)       15,079        1.02  to       1.02       15,385           7.32%       0.90% to     1.95%     (0.01%) to     4.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2006          106,571        1.20  to       1.22      129,362           1.36%       0.90% to     1.95%      4.41%  to    16.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(140)      91,874        1.04  to       1.05       96,321           1.57%       0.90% to     1.95%      2.04%  to     8.58%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2006           16,132        1.18  to       1.21       19,312           0.46%       0.90% to     1.95%     (0.35%) to    11.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(10)       19,997        1.07  to       1.09       21,620           0.67%       0.90% to     1.95%     (0.79%) to    13.48%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Mutual Shares Securities Fund - Class 2

    2006           19,109        1.25 to        3.71       53,592          1.24%        0.90% to     1.95%      0.44%  to    17.32%
------------------------------------------------------------------------------------------------------------------------------------
    2005           13,894        1.08 to        3.16       35,252          0.84%        0.90% to     1.95%      5.11%  to     9.56%
------------------------------------------------------------------------------------------------------------------------------------
    2004           11,370        1.24 to        2.89       26,137          0.80%        0.75% to     1.95%      2.50%  to    11.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003            9,655        1.12 to        2.59       19,488          1.03%        0.75% to     1.95%      8.60%  to    25.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,046        1.11 to        2.09       10,992          0.94%        0.90% to     1.95%    (15.15%) to    (8.05%)

Neuberger Berman AMT Fasciano Portfolio - S Class

    2006(22)           38        0.96  to       0.97           37              -        0.90% to     1.80%     (4.34%) to     3.54%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Neuberger Berman AMT Guardian Portfolio - S Class

    2006(22)          506        1.04  to       1.06          534          1.29%        0.90% to     1.65%      4.35%  to    15.67%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

    2006(23)          369        1.01  to       1.03          375              -        0.90% to     1.80%      1.62%  to    12.46%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Global Securities Fund/VA - Service Shares

    2006(18)        1,094        1.06  to       1.07        1,162              -        0.90% to     1.95%      4.31%  to    14.51%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Main Street Small Cap Fund/VA - Service Shares

    2006(21)          423        0.99  to       1.04          423              -        0.90% to     1.80%     (2.92%) to    12.11%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -


                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                 At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix Capital Growth Series

    2006           74,964        1.02 to        2.04       97,738          0.24%       0.90% to      1.95%       1.21% to     8.04%
------------------------------------------------------------------------------------------------------------------------------------
    2005           70,294        1.01 to        2.00       86,963          0.06%       0.90% to      1.95%       1.70% to     2.78%
------------------------------------------------------------------------------------------------------------------------------------
    2004           93,245        0.99 to        1.95      112,519          0.81%       0.90% to      1.95%       2.92% to     4.03%
------------------------------------------------------------------------------------------------------------------------------------
    2003          112,105        0.95 to        1.88      129,578          0.10%       0.90% to      1.95%       3.31% to    25.35%
------------------------------------------------------------------------------------------------------------------------------------
    2002          127,831        0.77 to        1.50      117,024              -       0.90% to      1.95%     (26.02%)to     6.51%

Phoenix Growth and Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           49,152        1.19 to        3.26      108,401          1.15%       0.75% to      1.95%       2.98% to    16.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           48,900        1.03 to        2.80       90,058          1.08%       0.75% to      1.95%      (0.36%)to     4.55%
------------------------------------------------------------------------------------------------------------------------------------
    2004           52,223        1.20 to        2.69       87,702          1.31%       0.75% to      1.95%       8.32% to     9.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           42,548        1.10 to        2.45       61,415          1.17%       0.75% to      1.95%       2.21% to    26.32%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,508        0.88 to        1.56       43,496          0.76%       0.90% to      1.95%     (23.75%)to    10.65%

Phoenix Mid-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           22,323        1.07 to        2.23       36,076              -       0.90% to      1.95%      (1.37%)to     3.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,410        1.05 to        2.16       20,151              -       0.90% to      1.95%      (0.87%)to     3.24%
------------------------------------------------------------------------------------------------------------------------------------
    2004           18,284        1.12 to        2.10       29,040              -       0.90% to      1.95%       4.64% to     5.76%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,554        1.07 to        1.99       28,900              -       0.90% to      1.95%       2.47% to    27.67%
------------------------------------------------------------------------------------------------------------------------------------
    2002(4)        19,237        0.87 to        1.57       22,341              -       0.90% to      1.95%     (33.58%)to    (2.98%)

Phoenix Money Market Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           37,587        1.02 to        2.32       69,317          4.35%       0.75% to      2.25%      0.00%* to     3.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005           31,115        1.00 to        2.24       56,230          2.53%       0.75% to      1.95%      0.00%* to     1.81%
------------------------------------------------------------------------------------------------------------------------------------
    2004           36,553        0.99 to        2.20       61,979          0.77%       0.75% to      2.25%      (1.47%)to     0.04%
------------------------------------------------------------------------------------------------------------------------------------
    2003           41,970        1.00 to        2.20       77,573          0.68%       0.75% to      2.25%      (1.58%)to    (0.07%)
------------------------------------------------------------------------------------------------------------------------------------
    2002           48,747        1.25 to        2.21       85,897          1.41%       0.75% to      2.25%      (0.86%)to     0.51%

Phoenix Multi-Sector Fixed Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           43,905        1.06 to        3.20      111,464          5.34%       0.50% to      1.95%      (0.42%)to     6.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           46,104        1.01 to        3.02      109,741          4.82%       0.50% to      1.95%      (0.40%)to     1.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004           48,826        1.11 to        2.99      112,833          6.18%       0.50% to      1.95%       3.49% to     6.17%
------------------------------------------------------------------------------------------------------------------------------------
    2003           39,784        1.06 to        2.83       82,061          6.72%       0.75% to      1.95%       0.25% to    13.72%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)        39,381        1.50 to        2.49       68,574          7.14%       0.75% to      1.95%       2.05% to     9.01%

Phoenix Multi-Sector Short Term Bond Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           29,621        1.05 to        1.13       32,637          4.51%       0.90% to      1.95%       3.66% to     4.77%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,571        1.01 to        1.07       34,440          3.73%       0.90% to      1.95%      (0.87%)to     0.45%
------------------------------------------------------------------------------------------------------------------------------------
    2004           28,678        1.04 to        1.07       30,379          4.41%       0.75% to      1.95%       2.04% to     4.39%
------------------------------------------------------------------------------------------------------------------------------------
    2003(7)        17,461        1.02 to        1.03       17,859          5.05%       0.75% to      1.95%       0.12% to     5.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix Strategic Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,980        1.27 to        2.88       76,077          2.50%       0.75% to      1.95%      10.50% to    11.85%
------------------------------------------------------------------------------------------------------------------------------------
    2005           44,235        1.14 to        2.58       91,736          2.28%       0.75% to      1.95%      (1.80%)to     1.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004           56,804        1.14 to        2.55      116,772          2.58%       0.75% to      1.95%       5.36% to     6.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           64,416        1.08 to        2.39      123,911          2.66%       0.75% to      1.95%       4.65% to    18.79%
------------------------------------------------------------------------------------------------------------------------------------
    2002           68,375        1.52 to        1.93      110,311          2.78%       0.90% to      1.95%     (12.99%)to     3.07%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment          Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
    2006           74,181        1.49 to        4.56      245,476          2.59%       0.50% to      1.95%       0.55% to    26.74%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,619        1.19 to        3.59       63,545          4.47%       0.50% to      1.95%       6.72% to    17.98%
------------------------------------------------------------------------------------------------------------------------------------
    2004           29,312        1.40 to        3.05       53,620          2.92%       0.50% to      1.95%      15.17% to    20.18%
------------------------------------------------------------------------------------------------------------------------------------
    2003           25,479        1.18 to        2.53       38,468          1.92%       0.50% to      1.95%      10.60% to    41.66%
------------------------------------------------------------------------------------------------------------------------------------
    2002           23,100        1.06 to        1.73       26,490          1.04%       0.90% to      1.95%     (19.73%)to    12.13%

Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006            8,834        1.36 to        4.22       35,811          0.02%       0.75% to      1.95%      10.22% to    18.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005            4,478        1.16 to        3.56       15,539              -       0.75% to      1.95%      (2.25%)to    16.43%
------------------------------------------------------------------------------------------------------------------------------------
    2004            4,344        1.15 to        3.10       13,185              -       0.75% to      1.95%      (9.64%)to     1.36%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,544        1.15 to        3.06        7,643              -       0.75% to      1.95%      (3.45%)to    53.14%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)           151        2.00 to        2.01          304              -       0.90% to      1.80%      (9.32%)to    (0.36%)

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           17,101        1.48 to        9.25      110,320          1.34%       0.50% to      1.95%       9.68% to    36.38%
------------------------------------------------------------------------------------------------------------------------------------
    2005           15,797        1.10 to        6.81       76,155          1.74%       0.50% to      1.95%       0.03% to    14.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           15,493        1.55 to        5.97       66,800          2.50%       0.50% to      1.95%      27.28% to    34.02%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,497        1.17 to        4.47       47,159          3.40%       0.50% to      1.95%      14.00% to    39.52%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,061        2.00 to        3.26       33,487          3.99%       0.50% to      1.95%      (3.09%)to    11.07%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    2006(14)        8,086        1.11 to        1.12        8,997          2.36%       0.90% to      1.80%       1.29% to    14.96%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

    2006(16)        7,937        1.04 to        1.09        8,616          1.94%       0.90% to      1.80%       0.83% to    10.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    2006(15)        2,949        1.03 to        1.05        3,075          4.46%       0.90% to      1.95%       0.05% to     6.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    2006(13)        6,417        1.04 to        1.08        6,886          3.72%       0.90% to      1.95%       2.55% to    10.27%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                     Total
                Units            Fair Value            Assets           Income          Ratio (2)                  Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2006           19,888        1.20 to        5.53       71,158          0.42%       0.50% to      1.95%       6.75% to    14.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,477        1.06 to        4.87       65,289          0.11%       0.50% to      1.95%      (1.55%)to     7.19%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,613        1.42 to        4.58       61,042          0.18%       0.50% to      1.95%      18.06% to    19.80%
------------------------------------------------------------------------------------------------------------------------------------
    2003           18,073        1.20 to        3.85       42,763          0.21%       0.50% to      1.95%      16.68% to    40.27%
------------------------------------------------------------------------------------------------------------------------------------
    2002           17,309        0.98 to        2.77       28,275          0.97%       0.50% to      1.95%     (19.45%)to     6.91%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2006           11,112        1.23 to        4.80       45,913          0.23%       0.90% to      1.95%       9.44% to    15.70%
------------------------------------------------------------------------------------------------------------------------------------
    2005           10,407        1.07 to        4.15       38,467              -       0.90% to      1.95%       0.56% to     6.50%
------------------------------------------------------------------------------------------------------------------------------------
    2004           10,631        1.48 to        3.90       37,411              -       0.75% to      1.95%      10.85% to    21.57%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,866        1.23 to        3.21       26,107              -       0.90% to      1.95%      20.19% to    42.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,376        1.91 to        2.25       17,766          0.60%       0.90% to      1.95%     (20.21%)to     4.51%

Phoenix-Van Kampen Comstock Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           19,855        1.25 to        3.49       51,685          1.64%       0.50% to      1.95%      10.13% to    20.30%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,577        1.24 to        2.91       53,686          1.10%       0.50% to      1.95%      (1.86%)to     4.90%
------------------------------------------------------------------------------------------------------------------------------------
    2004           34,361        1.20 to        2.79       70,474          0.97%       0.50% to      1.95%      10.71% to    11.90%
------------------------------------------------------------------------------------------------------------------------------------
    2003           26,606        1.08 to        2.49       48,713          0.94%       0.90% to      1.95%       4.39% to    22.76%
------------------------------------------------------------------------------------------------------------------------------------
    2002           22,753        1.09 to        2.03       34,335          0.93%       0.90% to      1.95%     (23.18%)to     8.62%

Phoenix-Van Kampen Equity 500 Index Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,875        1.17 to        2.41       64,412          1.34%       0.90% to      2.25%       3.06% to    13.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,548        1.22 to        2.13       49,041          1.22%       0.90% to      2.25%      (4.47%)to     2.76%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,053        1.20 to        2.08       58,129          1.47%       0.90% to      2.25%       3.40% to     8.85%
------------------------------------------------------------------------------------------------------------------------------------
    2003           34,336        1.11 to        1.91       51,046          1.17%       0.90% to      2.25%      10.77% to    25.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002           28,730        0.91 to        1.53       31,487          0.94%       0.90% to      2.25%     (25.40%)to    (0.72%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

    2006(18)          481        0.95 to        1.00          461         15.20%       0.90% to      1.80%      (7.64%)to    (3.51%)
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Real Return Portfolio - Advisor Class

    2006(21)          522        1.00 to        1.02          530          4.51%       1.10% to      1.80%      (1.72%)to     2.65%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Total Return Portfolio - Advisor Class

    2006(19)        5,355        1.01 to        1.04        5,526          4.56%       0.90% to      1.85%      (1.22%)to     4.15%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Rydex Variable Trust Inverse Government Long Bond Fund

    2006            5,007        0.82 to        0.94        4,597          3.12%       0.90% to      1.95%       6.01% to     7.14%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,410        0.77 to        0.88        7,228              -       0.90% to      1.95%      (7.08%)to    (6.09%)
------------------------------------------------------------------------------------------------------------------------------------
    2004            9,679        0.83 to        0.93        8,918              -       0.90% to      1.95%     (12.41%)to    (7.00%)
------------------------------------------------------------------------------------------------------------------------------------
    2003(8)         5,403        0.94 to        1.05        5,669              -       0.90% to      1.95%      (5.81%)to     9.53%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Nova Fund

    2006            1,853        1.62 to        1.68        3,056          0.93%       0.90% to      1.95%       0.95% to    18.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005            3,727        1.35 to        1.43        5,223          0.37%       0.90% to      1.95%       1.95% to     6.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,860        1.32 to        1.38        5,278          0.05%       0.90% to      1.95%      10.83% to    13.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,921        1.17 to        1.22        3,545              -       0.90% to      1.85%       2.37% to    20.71%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Sector Rotation Fund

    2006            3,541        1.22 to        1.58        5,490              -       0.90% to      1.95%      (0.47%)to    10.39%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,931        1.35 to        1.43        8,350              -       0.90% to      1.95%      11.50% to    12.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004            2,414        1.20 to        1.27        3,034              -       0.90% to      1.95%       5.09% to    12.91%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,363        1.10 to        1.16        2,724              -       0.90% to      1.80%       0.46% to    16.17%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Templeton Developing Markets Securities Fund - Class 2

    2006            3,217        1.06 to        5.43        5,724          1.07%       0.90% to      1.80%       0.88% to    26.94%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,588        1.09 to        3.50        3,634          1.30%       0.90% to      1.60%      25.40% to    26.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,214        0.87 to        2.77        3,557          1.81%       0.90% to      1.60%       5.78% to    23.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,064        0.70 to        2.77        3,591          1.17%       0.90% to      1.60%      50.55% to    51.62%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,087        0.47 to        1.83        2,935          1.41%       0.90% to      1.60%      (1.74%)to    (1.05%)

Templeton Foreign Securities Fund - Class 2

    2006           15,754        1.32 to        3.85       41,893          1.24%       0.50% to      1.95%       3.00% to    20.84%
------------------------------------------------------------------------------------------------------------------------------------
    2005           16,296        1.11 to        3.19       35,750          1.19%       0.50% to      1.95%       4.77% to     9.62%
------------------------------------------------------------------------------------------------------------------------------------
    2004           16,494        1.36 to        2.91       31,997          1.06%       0.50% to      1.95%      11.51% to    17.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,981        1.16 to        2.46       23,427          1.68%       0.50% to      1.95%       8.87% to    32.63%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,553        0.91 to        1.87       16,461          1.72%       0.50% to      1.95%     (22.10%)to    (0.22%)

Templeton Global Asset Allocation Fund - Class 2

    2006            2,408        2.02 to        3.41        5,056          7.06%       0.90% to      1.60%      19.18% to    20.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,840        1.69 to        2.84        4,982          3.68%       0.90% to      1.60%       1.90% to     2.63%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,504        1.65 to        2.77        6,030          2.82%       0.90% to      1.60%      13.87% to    14.68%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,340        1.45 to        2.42        6,504          2.58%       0.90% to      1.60%      29.84% to    30.77%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,013        1.11 to        1.85        5,861          1.78%       0.90% to      1.60%      (5.92%)to    (5.25%)

Templeton Growth Securities Fund - Class 2

    2006           18,181        1.30 to        3.76       48,506          1.28%       0.75% to      1.95%      10.08% to    20.90%
------------------------------------------------------------------------------------------------------------------------------------
    2005           17,788        1.41 to        3.12       40,604          1.15%       0.75% to      1.95%       2.80% to     8.05%
------------------------------------------------------------------------------------------------------------------------------------
    2004           19,028        1.32 to        2.90       39,699          1.22%       0.75% to      1.95%      13.76% to    15.16%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,585        1.15 to        2.53       35,681          1.50%       0.75% to      1.95%       8.13% to    33.82%
------------------------------------------------------------------------------------------------------------------------------------
    2002           20,477        1.09 to        1.94       25,439          2.30%       0.90% to      1.95%     (21.64%)to    (0.71%)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                     Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Van Kampen UIF Equity and Income Portfolio - Class II

  2006(20)            184        1.03 to        1.07          197          0.25%       0.90% to      1.80%       0.63% to    11.06%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Wanger International Select

    2006            6,205        1.55 to        4.89       22,576          0.30%       0.90% to      1.95%       7.84% to    34.78%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,340        1.16 to        3.63       14,782          1.97%       0.90% to      1.95%       8.99% to    16.12%
------------------------------------------------------------------------------------------------------------------------------------
    2004            5,295        1.83 to        3.15       12,223          0.33%       0.90% to      1.95%       2.86% to    24.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,475        1.49 to        2.55       10,408          0.29%       0.75% to      1.95%      12.89% to    39.97%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,877        1.07 to        1.95        5,404              -       0.75% to      1.80%     (16.65%)to     0.25%

Wanger International Small Cap

    2006           29,983        1.57 to        5.97      137,774          0.57%       0.50% to      1.95%      15.04% to    36.48%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,777        1.17 to        4.38      111,676          1.04%       0.50% to      1.95%       4.90% to    20.92%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,956        1.59 to        3.62      103,180          0.70%       0.50% to      1.95%      19.04% to    29.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003           37,064        1.24 to        2.79       83,580          0.30%       0.50% to      1.95%      11.28% to    48.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           32,650        0.97 to        1.89       51,249              -       0.50% to      1.95%     (21.57%)to    11.84%

Wanger Select

    2006            7,310        1.33 to        4.90       27,833          0.36%       0.90% to      1.95%      12.14% to    18.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005            6,650        1.13 to        4.13       20,910              -       0.90% to      1.95%       8.34% to    10.01%
------------------------------------------------------------------------------------------------------------------------------------
    2004            6,883        1.25 to        3.78       19,854              -       0.75% to      1.95%       7.50% to    18.23%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,538        1.06 to        3.21       13,348              -       0.90% to      1.95%       2.89% to    29.55%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,854        1.44 to        2.49        7,096              -       0.75% to      1.95%      (9.10%)to     3.47%


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                    Total
                Units            Fair Value             Assets         Income            Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Wanger U.S. Smaller Companies

    2006           30,670        1.16 to        4.15      110,681          0.24%       0.50% to      1.95%       0.11% to     7.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           38,624        1.09 to        3.86      131,368              -       0.50% to      1.95%       4.99% to    10.70%
------------------------------------------------------------------------------------------------------------------------------------
    2004           46,105        1.34 to        3.49      143,130              -       0.50% to      1.95%      12.12% to    17.74%
------------------------------------------------------------------------------------------------------------------------------------
    2003           50,151        1.15 to        2.96      133,745              -       0.50% to      1.95%       9.31% to    45.47%
------------------------------------------------------------------------------------------------------------------------------------
    2002           53,871        1.66 to        2.08      102,127              -       0.50% to      1.95%     (20.44%)to     2.48%












* Amount is less than 0.005%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the
Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment
Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be
active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.


(4) From inception February 14, 2002 to December 31, (2002.)      (14) From inception February 14, 2006 to December 31, (2006.)
(5) From inception November 13, 2002 to December 31, (2002.)      (15) From inception February 17, 2006 to December 31, (2006.)
(6) From inception June 3, 2003 to December 31, (2003.)           (16) From inception March 10, 2006 to December 31, (2006.)
(7) From inception June 4, 2003 to December 31, (2003.)           (17) From inception April 28, 2006 to December 31, (2006.)
(8) From inception June 5, 2003 to December 31, (2003.)           (18) From inception May 3, 2006 to December 31, (2006.)
(9) From inception June 22, 2004 to December 31, (2004.)          (19) From inception May 4, 2006 to December 31, (2006.)
(10) From inception April 22, 2005 to December 31, (2005.)        (20) From inception May 8, 2006 to December 31, (2006.)
(11) From inception April 28, 2005 to December 31, (2005.)        (21) From inception May 9, 2006 to December 31, (2006.)
(12) From inception April 29, 2005 to December 31, (2005.)        (22) From inception May 10, 2006 to December 31, (2006.)
(13) From inception February 9, 2006 to December 31, (2006.)      (23) From inception May 18, 2006 to December 31, (2006.)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $6,048,261 and $4,085,428 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $25,040,784 and $2,492,747 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value`s net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)`s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS[Logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590


             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
March 23, 2007

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION

56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                                                     [VERSION C]

                            PHOENIX SPECTRUM EDGE(R)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027





                                   May 1, 2007

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company...........................................     2

Underwriter..............................................................     2


Services.................................................................     2


Performance History......................................................     2


Calculation of Yield and Return..........................................    19

Calculation of Annuity Payments .........................................    20

Experts .................................................................    21


Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                       FEE PAID
----------------------------------------------------------------------------
                  2004                              $2.2Million
----------------------------------------------------------------------------
                  2005                              $1.9 Million
----------------------------------------------------------------------------

                  2006                              $1.5 Million
----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS
    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                       FEE PAID
----------------------------------------------------------------------------
                  2004                                $ 98,275
----------------------------------------------------------------------------
                  2005                                $ 86,000
----------------------------------------------------------------------------
                  2006                                $101,000

----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                   DEATH BENEFIT OPTION 1 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              3/30/2001     -1.28%        2.10%                       1.34%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                       4/21/2006                                               2.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                    12/1/2004      3.61%                                    6.63%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        6/5/2000     11.54%        3.87%                      -3.83%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                       10/29/2001      7.84%        4.15%                       5.43%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                7/15/1999     -3.42%        2.47%                       3.96%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares             7/15/1999      3.17%        7.56%                       3.49%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000      3.95%       10.12%                       4.31%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000     -2.27%        2.69%                      -2.76%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    6/5/2000     -0.85%       -0.25%                      -5.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                 4/28/2006                                               4.90%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                           4/25/2005      8.38%                                   10.75%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                            4/20/2005      1.71%                                    3.85%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                         4/20/2005      9.57%                                   11.55%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005      4.58%                                   11.66%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    5/1/2000     10.67%        8.52%                       8.95%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006                                              -9.58%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         4/28/2006                                              -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006                                              -4.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           4/28/2006                                               0.17%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006                                              -6.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                   12/7/1994     -4.33%       -0.45%        0.39%          3.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                 3/2/1998      9.48%        4.29%                       4.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                    3/2/1998     -3.43%       -1.64%                       3.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                     12/7/1994     -3.15%        0.20%        2.23%          2.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                        12/7/1994     -0.74%        6.22%        5.12%          6.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003     -1.86%                                    2.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                             12/7/1994      5.04%        3.76%        6.80%          7.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           12/7/1994     19.56%       13.73%        8.01%          8.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           8/12/2002     11.73%                                   17.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995     29.15%       25.22%       15.19%         17.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth   2/3/2006                                               5.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth              2/3/2006                                               2.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate            2/3/2006                                              -1.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth     2/3/2006                                               1.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998      7.23%       12.27%                       8.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      9.05%       13.47%                      14.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3/2/1998     13.16%        5.10%                       7.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997      6.54%        2.86%                       3.97%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006                                             -10.71%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 4/28/2006                                              -4.69%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                4/28/2006                                              -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund           6/2/2003      0.50%                                   -3.05%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   6/2/2003     11.55%                                   14.65%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        6/2/2003      3.75%                                   12.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     5/1/1997     20.27%       23.78%                       3.52%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                5/1/1997     13.70%        9.59%                       6.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 5/1/2000     14.06%        8.92%                       7.14%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                      4/28/2006                                               1.05%

------------------------------------------------------------------------------------------------------------------------------------

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                             DEATH BENEFIT OPTION 1 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      2/1/1999     28.09%       17.00%                      14.16%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   5/1/1995     29.24%       21.04%       13.83%         17.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                    2/1/1999     11.97%       12.07%                      13.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    5/1/1995      0.27%        9.39%       10.48%         13.86%
------------------------------------------------------------------------------------------------------------------------------------

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                   DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              3/30/2001     -1.44%        1.95%                       1.18%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                       4/21/2006                                               2.35%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                    12/1/2004      3.44%                                    6.46%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        6/5/2000     11.36%        3.71%                      -3.98%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                       10/29/2001      7.67%        3.99%                       5.27%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                7/15/1999     -3.58%        2.31%                       3.80%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares             7/15/1999      3.01%        7.39%                       3.33%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000      3.78%        9.95%                       4.15%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000     -2.43%        2.53%                      -2.91%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    6/5/2000     -1.01%       -0.40%                      -5.49%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                 4/28/2006                                               4.78%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                           4/25/2005      8.21%                                   10.58%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                            4/20/2005      1.55%                                    3.68%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                         4/20/2005      9.40%                                   11.37%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005      4.42%                                   11.48%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    5/1/2000     10.49%        8.35%                       8.78%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006                                              -9.67%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         4/28/2006                                              -0.68%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006                                              -4.67%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           4/28/2006                                               0.06%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006                                              -6.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                   12/7/1994     -4.48%       -0.60%        0.24%          3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                 3/2/1998      9.31%        4.13%                       4.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                    3/2/1998     -3.58%       -1.79%                       3.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                     12/7/1994     -3.30%        0.05%        2.08%          2.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                        12/7/1994     -0.90%        6.06%        4.97%          6.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003     -2.02%                                    1.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                             12/7/1994      4.87%        3.60%        6.64%          7.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           12/7/1994     19.37%       13.56%        7.84%          8.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           8/12/2002     11.55%                                   17.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995     28.94%       25.03%       15.02%         16.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth   2/3/2006                                               5.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth              2/3/2006                                               2.44%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate            2/3/2006                                              -1.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth     2/3/2006                                               1.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998      7.06%       12.09%                       7.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      8.88%       13.30%                      14.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3/2/1998     12.98%        4.94%                       7.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997      6.37%        2.70%                       3.81%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006                                             -10.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 4/28/2006                                              -4.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                4/28/2006                                              -2.98%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund           6/2/2003      0.34%                                   -3.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   6/2/2003     11.37%                                   14.47%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        6/2/2003      3.58%                                   12.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     5/1/1997     20.08%       23.59%                       3.37%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                5/1/1997     13.52%        9.42%                       6.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 5/1/2000     13.87%        8.75%                       6.98%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                      4/28/2006                                               0.94%

------------------------------------------------------------------------------------------------------------------------------------

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                             DEATH BENEFIT OPTION 2 CONTRACTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      2/1/1999     27.89%       16.82%                      13.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   5/1/1995     29.04%       20.85%       13.66%         17.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                    2/1/1999     11.79%       11.90%                      13.65%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    5/1/1995      0.11%        9.22%       10.31%         13.69%
------------------------------------------------------------------------------------------------------------------------------------

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                  DEATH BENEFIT OPTION 3 CONTRACTS**
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              3/30/2001     -1.60%        1.79%                       1.03%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                       4/21/2006                                               2.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                    12/1/2004      3.27%                                    6.30%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        6/5/2000     11.18%        3.55%                      -4.13%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                       10/29/2001      7.49%        3.83%                       5.11%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                7/15/1999     -3.73%        2.15%                       3.65%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares             7/15/1999      2.84%        7.22%                       3.17%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000      3.62%        9.78%                       3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000     -2.58%        2.37%                      -3.06%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    6/5/2000     -1.17%       -0.56%                      -5.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                 4/28/2006                                               4.67%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                           4/25/2005      8.03%                                   10.40%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                            4/20/2005      1.39%                                    3.52%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                         4/20/2005      9.22%                                   11.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005      4.25%                                   11.30%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    5/1/2000     10.31%        8.18%                       8.62%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006                                              -9.76%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         4/28/2006                                              -0.79%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006                                              -4.77%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           4/28/2006                                              -0.05%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006                                              -6.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                   12/7/1994     -4.64%       -0.75%        0.09%          3.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                 3/2/1998      9.13%        3.97%                       4.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                    3/2/1998     -3.74%       -1.94%                       3.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                     12/7/1994     -3.46%       -0.11%        1.92%          2.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                        12/7/1994     -1.06%        5.89%        4.81%          6.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003     -2.18%                                    1.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                             12/7/1994      4.70%        3.43%        6.48%          7.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           12/7/1994     19.18%       13.38%        7.68%          8.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           8/12/2002     11.37%                                   17.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995     28.74%       24.84%       14.84%         16.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth   2/3/2006                                               4.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth              2/3/2006                                               2.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate            2/3/2006                                              -1.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth     2/3/2006                                               1.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998      6.89%       11.92%                       7.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      8.70%       13.12%                      14.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3/2/1998     12.80%        4.77%                       7.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997      6.20%        2.54%                       3.65%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006                                             -10.89%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 4/28/2006                                              -4.90%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                4/28/2006                                              -3.08%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund           6/2/2003      0.18%                                   -3.34%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   6/2/2003     11.19%                                   14.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        6/2/2003      3.42%                                   12.15%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     5/1/1997     19.89%       23.41%                       3.21%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                5/1/1997     13.33%        9.25%                       6.16%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 5/1/2000     13.69%        8.58%                       6.82%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                      4/28/2006                                               0.83%

------------------------------------------------------------------------------------------------------------------------------------

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                            DEATH BENEFIT OPTION 3 CONTRACTS** (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      2/1/1999     27.69%       16.64%                      13.81%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   5/1/1995     28.83%       20.67%        13.49%        16.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                    2/1/1999     11.62%       11.73%                      13.48%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    5/1/1995     -0.05%        9.05%        10.15%        13.52%
------------------------------------------------------------------------------------------------------------------------------------

  * The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
 ** This death benefit option will not be offered after May 1, 2007.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                   DEATH BENEFIT OPTION 3 CONTRACTS WITH ACCUMULATION ENHANCEMENT**
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              3/30/2001     -1.49%        1.89%                       1.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                       4/21/2006                                               2.31%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                    12/1/2004      3.38%                                    6.41%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        6/5/2000     11.30%        3.66%                      -4.03%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                       10/29/2001      7.61%        3.94%                       5.22%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                7/15/1999     -3.63%        2.26%                       3.75%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares             7/15/1999      2.95%        7.33%                       3.28%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             6/5/2000      3.73%        9.90%                       4.10%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      6/5/2000     -2.48%        2.48%                      -2.96%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    6/5/2000     -1.07%       -0.45%                      -5.54%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                    1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                 4/28/2006                                               4.75%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                           4/25/2005      8.15%                                   10.52%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                            4/20/2005      1.50%                                    3.63%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                         4/20/2005      9.34%                                   11.31%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                             4/20/2005      4.36%                                   11.42%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    5/1/2000     10.43%        8.29%                       8.73%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         4/28/2006                                              -9.70%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         4/28/2006                                              -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        4/28/2006                                              -4.70%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           4/28/2006                                               0.02%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                       4/28/2006                                              -6.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                   12/7/1994     -4.54%       -0.65%        0.19%          3.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                 3/2/1998      9.25%        4.07%                       4.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                    3/2/1998     -3.64%       -1.84%                       3.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                     12/7/1994     -3.36%       -0.01%        2.02%          2.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                        12/7/1994     -0.96%        6.00%        4.91%          6.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                      6/2/2003     -2.07%                                    1.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                             12/7/1994      4.81%        3.54%        6.59%          7.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           12/7/1994     19.31%       13.50%        7.79%          8.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           8/12/2002     11.49%                                   17.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995     28.88%       24.97%       14.96%         16.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth   2/3/2006                                               4.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth              2/3/2006                                               2.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate            2/3/2006                                              -1.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth     2/3/2006                                               1.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998      7.01%       12.04%                       7.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      8.82%       13.24%                      14.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3/2/1998     12.92%        4.88%                       7.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                      7/14/1997      6.31%        2.65%                       3.76%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio            4/28/2006                                             -10.83%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 4/28/2006                                              -4.83%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                4/28/2006                                              -3.01%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund           6/2/2003      0.29%                                   -3.24%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   6/2/2003     11.31%                                   14.41%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        6/2/2003      3.53%                                   12.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                     5/1/1997     20.02%       23.53%                       3.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                5/1/1997     13.46%        9.36%                       6.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 5/1/2000     13.81%        8.70%                       6.92%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                      4/28/2006                                               0.91%

------------------------------------------------------------------------------------------------------------------------------------

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                             DEATH BENEFIT OPTION 3 CONTRACTS WITH ACCUMULATION ENHANCEMENT** (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION                                               SINCE
                                  SUBACCOUNT                      DATE         1 YEAR      5 YEARS      10 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      2/1/1999     27.82%       16.76%                      13.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   5/1/1995     28.97%       20.79%       13.60%         16.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                    2/1/1999     11.73%       11.84%                      13.59%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    5/1/1995      0.06%        9.17%       10.26%         13.63%
------------------------------------------------------------------------------------------------------------------------------------

  * The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
 ** This death benefit option will not be offered after May 1, 2007.

                               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.26%   18.00%   43.03%  -11.88%  -24.13%  -25.19%   28.10%    5.45%    7.64%    5.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.34%   26.29%   32.78%  -15.49%  -23.68%  -16.51%   23.06%    7.77%    4.16%   15.43%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.07%   25.92%   12.57%    6.44%   10.02%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.37%   56.11%   76.12%  -25.66%  -16.87%  -34.64%   33.24%    7.00%   13.19%   17.96%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.31%   19.07%  -10.23%  -13.17%  -23.17%   26.75%    9.38%    3.53%   14.26%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.39%    6.48%   -1.68%    9.77%    5.85%    7.85%    1.24%    2.47%    0.91%    3.00%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.59%    1.57%    1.20%  -10.02%    0.25%    0.27%   20.87%    9.25%    1.53%    9.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.52%   22.79%   -7.73%  -13.33%  -10.42%   26.94%   14.07%   15.57%   10.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            23.14%    3.04%  -18.09%  -15.39%  -22.78%   28.24%    5.88%    7.67%    4.15%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.85%   35.79%  -12.04%  -18.63%  -30.97%   31.32%    2.13%    4.52%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        7.11%    8.99%    3.91%    3.17%    0.97%    3.16%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        18.13%   -0.35%   -1.70%   30.28%   12.61%    0.50%   16.95%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.28%    3.98%   19.73%   17.33%  -18.58%   35.72%   13.63%    2.86%   14.80%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.74%   16.71%    6.70%    0.20%    8.13%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.30%   11.65%   15.46%   14.51%   -7.74%  -18.93%   29.58%   11.42%    2.12%   15.99%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.78%    6.86%  -10.77%   23.39%   22.68%    7.04%   11.00%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               16.16%   -1.28%   12.34%   12.01%    5.86%  -12.78%   23.77%   11.39%    9.34%   17.08%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.70%   10.65%    1.77%    4.10%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.96%   14.28%    6.97%   11.78%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -27.89%   29.26%    5.45%    3.72%    6.50%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.14%  -23.22%   41.30%   17.58%   12.82%   16.08%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -16.85%   42.67%   17.87%    8.52%   13.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.77%   28.60%   28.27%  -18.69%  -35.31%  -25.64%   25.10%    3.82%    2.58%    2.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.74%   -7.63%   -9.18%  -23.37%   26.06%    9.26%    3.66%   15.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 44.06%   12.51%  -25.96%  -33.24%   27.42%    5.55%    3.04%    2.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  4.04%    3.95%    3.68%    4.88%    2.67%    0.31%   -0.42%   -0.32%    1.46%    3.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.88%   -5.20%    4.30%    5.32%    4.92%    8.79%   13.32%    5.66%    0.67%    5.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      4.18%    0.25%    4.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.43%   19.48%   10.05%   -0.51%    0.74%  -12.55%   18.56%    6.28%    0.67%   11.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.83%   26.54%   28.10%  -16.74%  -24.89%  -15.74%   30.42%   19.45%   17.27%   25.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.70%    1.00%   14.38%   18.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.73%  -22.07%    3.64%   29.37%    5.44%   10.85%   36.75%   33.21%   13.84%   35.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.27%   15.63%   21.63%   -9.56%   39.43%   19.08%    6.55%   13.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.48%   -9.54%   42.28%   21.33%    6.28%   15.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.98%   30.75%  -18.87%  -22.79%   22.51%   11.67%    4.27%   19.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           30.25%   17.53%  -12.44%  -12.88%  -24.52%   24.84%    8.63%    2.55%   12.96%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.65%   -6.28%    6.92%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.64%   21.92%  -21.17%  -24.42%  -36.43%   37.66%   13.36%    2.83%   17.97%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.47%    9.50%   12.46%   10.17%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.16%  -21.91%   51.63%  -32.79%   -9.10%   -1.24%   51.32%   23.34%   26.04%   26.69%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.42%    7.85%   21.90%   -3.44%  -16.93%  -19.46%   30.76%   17.23%    8.96%   20.11%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            11.98%    7.51%   19.52%    0.37%   -2.39%  -19.39%   30.68%   14.75%    7.67%   20.47%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.30%    6.21%   11.35%

------------------------------------------------------------------------------------------------------------------------------------

                         NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.65%  -27.43%  -16.23%   39.68%   22.97%   15.15%   34.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.54%   15.07%  124.05%  -28.65%  -22.14%  -14.78%   47.23%   28.84%   20.20%   35.66%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.26%    7.89%   -8.63%   29.29%   17.99%    9.28%   18.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               28.02%    7.50%   23.71%   -9.17%   10.16%  -17.73%   41.65%   17.03%   10.03%    6.69%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%   27.90%    5.29%    7.48%    4.98%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%   26.10%   32.58%  -15.62%  -23.80%  -16.63%   22.88%    7.61%    4.01%   15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.21%   25.74%   12.40%    6.28%    9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.19%   55.87%   75.85%  -25.78%  -16.99%  -34.74%   33.04%    6.84%   13.02%   17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.12%   18.89%  -10.36%  -13.30%  -23.29%   26.56%    9.21%    3.37%   14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.23%    6.32%   -1.83%    9.61%    5.69%    7.68%    1.09%    2.32%    0.76%    2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.42%    1.42%    1.05%  -10.15%    0.10%    0.12%   20.69%    9.08%    1.38%    9.42%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.33%   22.61%   -7.87%  -13.47%  -10.56%   26.75%   13.90%   15.39%   10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            22.96%    2.89%  -18.21%  -15.52%  -22.89%   28.04%    5.72%    7.51%    3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.65%   35.58%  -12.17%  -18.76%  -31.07%   31.12%    1.97%    4.36%    5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        6.95%    8.83%    3.76%    3.02%    0.82%    3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.95%   -0.50%   -1.84%   30.08%   12.44%    0.35%   16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.42%    3.82%   19.55%   17.15%  -18.70%   35.52%   13.46%    2.70%   14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.58%   16.54%    6.54%    0.05%    7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%   11.48%   15.29%   14.34%   -7.88%  -19.05%   29.39%   11.25%    1.96%   15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.55%    6.70%  -10.91%   23.21%   22.50%    6.88%   10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               15.98%   -1.43%   12.17%   11.85%    5.70%  -12.91%   23.58%   11.22%    9.18%   16.91%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.51%   10.48%    1.62%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.76%   14.11%    6.81%   11.61%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -27.99%   29.07%    5.29%    3.56%    6.34%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.27%  -23.33%   41.09%   17.40%   12.65%   15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -16.97%   42.45%   17.70%    8.36%   13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.59%   28.41%   28.08%  -18.81%  -35.41%  -25.75%   24.91%    3.66%    2.42%    1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.56%   -7.77%   -9.32%  -23.48%   25.87%    9.10%    3.50%   15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.84%   12.34%  -26.07%  -33.34%   27.22%    5.39%    2.88%    2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.88%    3.79%    3.52%    4.72%    2.52%    0.15%   -0.57%   -0.47%    1.30%    3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.71%   -5.34%    4.15%    5.16%    4.76%    8.62%   13.14%    5.50%    0.52%    5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      4.02%    0.10%    4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.25%   19.30%    9.88%   -0.66%    0.59%  -12.68%   18.38%    6.12%    0.52%   11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.66%   26.35%   27.91%  -16.86%  -25.00%  -15.87%   30.22%   19.27%   17.09%   25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.47%    0.84%   14.20%   17.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.55%  -22.19%    3.48%   29.18%    5.28%   10.68%   36.54%   33.01%   13.66%   35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.40%   15.46%   21.45%   -9.69%   39.21%   18.90%    6.39%   13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.31%   -9.68%   42.06%   21.14%    6.12%   15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.79%   30.55%  -18.99%  -22.91%   22.33%   11.50%    4.12%   19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           30.05%   17.36%  -12.57%  -13.01%  -24.64%   24.65%    8.46%    2.40%   12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.78%   -6.42%    6.76%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.45%   21.73%  -21.29%  -24.54%  -36.52%   37.46%   13.19%    2.67%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.28%    9.33%   12.30%   10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.26%  -22.03%   51.40%  -32.89%   -9.24%   -1.39%   51.09%   23.16%   25.85%   26.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.25%    7.69%   21.72%   -3.58%  -17.05%  -19.58%   30.56%   17.05%    8.80%   19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            11.81%    7.35%   19.34%    0.22%   -2.54%  -19.51%   30.48%   14.58%    7.51%   20.29%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.13%    6.05%   11.18%

------------------------------------------------------------------------------------------------------------------------------------

                         NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.80%  -27.54%  -16.35%   39.47%   22.78%   14.98%   34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.69%   14.89%  123.71%  -28.75%  -22.26%  -14.91%   47.01%   28.64%   20.01%   35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.10%    7.72%   -8.77%   29.09%   17.81%    9.11%   18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.83%    7.34%   23.53%   -9.31%    9.99%  -17.85%   41.43%   16.85%    9.87%    6.53%
------------------------------------------------------------------------------------------------------------------------------------

       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                              NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS*

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          11.93%   17.65%   42.61%  -12.15%  -24.36%  -25.42%   27.71%    5.13%    7.32%    4.82%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   23.97%   25.91%   32.38%  -15.74%  -23.91%  -16.76%   22.69%    7.45%    3.85%   15.08%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.34%   25.55%   12.23%    6.11%    9.69%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.02%   55.64%   75.59%  -25.89%  -17.12%  -34.84%   32.84%    6.67%   12.85%   17.60%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             26.92%   18.71%  -10.49%  -13.43%  -23.40%   26.36%    9.04%    3.22%   13.91%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.07%    6.16%   -1.98%    9.45%    5.53%    7.52%    0.93%    2.16%    0.60%    2.69%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.25%    1.27%    0.89%  -10.29%   -0.05%   -0.03%   20.51%    8.91%    1.22%    9.26%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.13%   22.42%   -8.01%  -13.60%  -10.69%   26.56%   13.73%   15.22%   10.03%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            22.78%    2.73%  -18.33%  -15.65%  -23.01%   27.85%    5.56%    7.34%    3.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.44%   35.38%  -12.30%  -18.88%  -31.18%   30.92%    1.82%    4.20%    5.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        6.79%    8.67%    3.60%    2.86%    0.67%    2.85%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.78%   -0.65%   -1.99%   29.89%   12.27%    0.20%   16.59%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.56%    3.66%   19.37%   16.97%  -18.82%   35.31%   13.29%    2.55%   14.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.42%   16.36%    6.38%   -0.10%    7.80%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     22.93%   11.32%   15.12%   14.17%   -8.02%  -19.17%   29.19%   11.08%    1.81%   15.64%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.33%    6.54%  -11.04%   23.02%   22.31%    6.71%   10.67%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               15.81%   -1.58%   12.00%   11.68%    5.55%  -13.05%   23.40%   11.06%    9.01%   16.73%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.33%   10.32%    1.47%    3.79%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.57%   13.94%    6.65%   11.45%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -28.10%   28.87%    5.13%    3.41%    6.18%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.40%  -23.45%   40.88%   17.22%   12.48%   15.73%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -17.10%   42.24%   17.52%    8.19%   13.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.41%   28.21%   27.89%  -18.93%  -35.51%  -25.86%   24.72%    3.50%    2.27%    1.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.39%   -7.91%   -9.46%  -23.60%   25.68%    8.93%    3.34%   15.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.63%   12.17%  -26.18%  -33.45%   27.03%    5.23%    2.73%    2.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.73%    3.64%    3.37%    4.57%    2.36%    0.00%   -0.73%   -0.62%    1.15%    2.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.55%   -5.48%    3.99%    5.00%    4.60%    8.46%   12.97%    5.34%    0.36%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      3.86%   -0.05%    4.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.07%   19.12%    9.72%   -0.81%    0.44%  -12.82%   18.20%    5.96%    0.37%   11.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.49%   26.16%   27.72%  -16.98%  -25.11%  -16.00%   30.02%   19.09%   16.92%   25.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.24%    0.69%   14.03%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.37%  -22.31%    3.33%   28.98%    5.12%   10.51%   36.33%   32.81%   13.49%   35.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.54%   15.29%   21.26%   -9.83%   39.00%   18.72%    6.23%   13.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.14%   -9.82%   41.85%   20.96%    5.96%   15.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.61%   30.36%  -19.12%  -23.03%   22.14%   11.33%    3.96%   19.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           29.86%   17.18%  -12.70%  -13.14%  -24.75%   24.46%    8.30%    2.24%   12.62%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.92%   -6.56%    6.60%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.26%   21.55%  -21.41%  -24.65%  -36.62%   37.25%   13.02%    2.52%   17.61%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.09%    9.16%   12.13%    9.83%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.37%  -22.15%   51.18%  -32.99%   -9.37%   -1.54%   50.87%   22.98%   25.66%   26.31%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.08%    7.53%   21.54%   -3.72%  -17.18%  -19.70%   30.36%   16.87%    8.63%   19.75%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            11.64%    7.19%   19.16%    0.07%   -2.69%  -19.63%   30.29%   14.40%    7.34%   20.11%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                  9.97%    5.89%   11.01%

------------------------------------------------------------------------------------------------------------------------------------

                        NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS* (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.94%  -27.65%  -16.48%   39.26%   22.60%   14.81%   34.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.83%   14.72%  123.38%  -28.86%  -22.38%  -15.04%   46.78%   28.45%   19.83%   35.25%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           7.94%    7.56%   -8.91%   28.90%   17.64%    8.95%   18.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.64%    7.18%   23.34%   -9.44%    9.82%  -17.98%   41.22%   16.68%    9.70%    6.37%
------------------------------------------------------------------------------------------------------------------------------------

* This death benefit option will not be offered after May 1, 2007.

       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS WITH ACCUMULATION ENHANCEMENT*

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.04%   17.76%   42.75%  -12.06%  -24.28%  -25.34%   27.84%    5.24%    7.43%    4.92%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.10%   26.04%   32.51%  -15.66%  -23.84%  -16.67%   22.82%    7.56%    3.96%   15.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                       -12.25%   25.67%   12.34%    6.22%    9.80%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.13%   55.80%   75.77%  -25.81%  -17.03%  -34.77%   32.98%    6.78%   12.96%   17.72%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             27.05%   18.83%  -10.40%  -13.34%  -23.33%   26.49%    9.16%    3.32%   14.03%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                7.18%    6.27%   -1.88%    9.56%    5.64%    7.63%    1.04%    2.26%    0.71%    2.79%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                              12.36%    1.37%    0.99%  -10.20%    0.05%    0.07%   20.63%    9.02%    1.33%    9.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 28.26%   22.54%   -7.92%  -13.51%  -10.60%   26.69%   13.84%   15.33%   10.14%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio                                            22.90%    2.84%  -18.25%  -15.56%  -22.93%   27.98%    5.67%    7.45%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        37.58%   35.52%  -12.21%  -18.80%  -31.11%   31.06%    1.92%    4.30%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                                        6.90%    8.78%    3.71%    2.97%    0.77%    2.96%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                        17.89%   -0.55%   -1.89%   30.02%   12.38%    0.30%   16.71%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                -4.47%    3.77%   19.49%   17.09%  -18.74%   35.45%   13.40%    2.65%   14.57%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                      6.53%   16.48%    6.49%    0.00%    7.91%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.05%   11.43%   15.23%   14.29%   -7.93%  -19.09%   29.32%   11.19%    1.91%   15.75%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    50.48%    6.65%  -10.95%   23.14%   22.44%    6.82%   10.78%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               15.92%   -1.48%   12.11%   11.79%    5.65%  -12.96%   23.52%   11.17%    9.12%   16.85%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.45%   10.43%    1.57%    3.89%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           29.70%   14.05%    6.76%   11.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                -28.03%   29.00%    5.24%    3.51%    6.29%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                          -13.32%  -23.37%   41.02%   17.34%   12.59%   15.85%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                               -17.01%   42.38%   17.64%    8.30%   13.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.53%   28.34%   28.01%  -18.85%  -35.44%  -25.79%   24.85%    3.61%    2.37%    1.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                              15.51%   -7.81%   -9.37%  -23.52%   25.81%    9.04%    3.45%   15.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 43.77%   12.29%  -26.10%  -33.38%   27.16%    5.33%    2.83%    2.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.83%    3.74%    3.47%    4.67%    2.47%    0.10%   -0.62%   -0.52%    1.25%    3.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.66%   -5.39%    4.10%    5.11%    4.71%    8.57%   13.09%    5.45%    0.47%    5.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                                                      3.97%    0.05%    4.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.19%   19.24%    9.83%   -0.71%    0.54%  -12.73%   18.32%    6.06%    0.47%   11.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.60%   26.29%   27.84%  -16.90%  -25.04%  -15.91%   30.15%   19.21%   17.03%   25.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             51.39%    0.79%   14.15%   17.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           20.49%  -22.23%    3.43%   29.11%    5.23%   10.63%   36.47%   32.94%   13.61%   35.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                       -11.45%   15.40%   21.39%   -9.74%   39.14%   18.84%    6.34%   13.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                          14.25%   -9.73%   41.99%   21.08%    6.07%   15.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                            22.73%   30.49%  -19.03%  -22.95%   22.27%   11.45%    4.06%   19.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           29.99%   17.30%  -12.62%  -13.05%  -24.68%   24.59%    8.41%    2.35%   12.73%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund                                                                                            -11.83%   -6.47%    6.71%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       28.39%   21.67%  -21.33%  -24.57%  -36.56%   37.39%   13.13%    2.62%   17.73%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.22%    9.28%   12.24%    9.94%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.30%  -22.07%   51.33%  -32.93%   -9.28%   -1.44%   51.02%   23.10%   25.79%   26.43%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.19%    7.64%   21.66%   -3.63%  -17.09%  -19.62%   30.50%   16.99%    8.74%   19.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            11.75%    7.30%   19.28%    0.17%   -2.59%  -19.55%   30.42%   14.52%    7.45%   20.23%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                 10.08%    6.00%   11.12%

------------------------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS WITH ACCUMULATION ENHANCEMENT** (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                    1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                            -2.84%  -27.58%  -16.39%   39.40%   22.72%   14.92%  34.24%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.74%   14.84%  123.60%  -28.79%  -22.30%  -14.95%   46.93%   28.58%   19.95%  35.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                           8.05%    7.67%   -8.82%   29.03%   17.76%    9.06%  18.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.77%    7.29%   23.47%   -9.35%    9.94%  -17.89%   41.36%   16.80%    9.81%   6.48%
------------------------------------------------------------------------------------------------------------------------------------

* This death benefit option will not be offered after May 1, 2007.

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


     The following examples of a return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:


DEATH BENEFIT OPTION 1 CONTRACTS
Value of hypothetical pre-existing account with exactly one
  Unit at the beginning of the period:..........................        1.000000
Value of the same account (excluding capital changes) at

  the end of the 7-day period:..................................        1.000663

Calculation:

  Ending account value..........................................        1.000663
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000663

Base period return:

  (net change/beginning account value)..........................        0.000663
Current yield = return x (365/7) =..............................           3.46%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.52%


DEATH BENEFIT OPTION 2: CONTRACTS
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........................        1.000000
Value of the same account (excluding capital changes) at

  the end of the 7-day period:..................................        1.000635

Calculation:

  Ending account value..........................................        1.000635
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000635

 Base period return:

  (net change/beginning account value)..........................        0.000635
Current yield = return x (365/7) =..............................           3.31%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.37%


DEATH BENEFIT OPTION 3: CONTRACTS
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........................        1.000000
Value of the same account (excluding capital changes) at

  the end of the 7-day period:..................................        1.000606

Calculation:

  Ending account value..........................................        1.000606
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000606

Base period return:

  (net change/beginning account value)..........................        0.000606
Current yield = return x (365/7) =..............................           3.16%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.21%

DEATH BENEFIT OPTION 3: CONTRACTS WITH ACCUMULATION
ENHANCEMENT(1)

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........................        1.000000
Value of the same account (excluding capital changes) at

  the end of the 7-day period:..................................        1.000625

Calculation:

  Ending account value..........................................        1.000625
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000625

Base period return:


  (net change/beginning account value)..........................        0.000625
Current yield = return x (365/7) =..............................           3.26%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.31%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;


(1) This death benefit option will not be available after May 1, 2007.

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

  R = ((ERV / II)(1/n)) - 1

  Where:

    II      =      a hypothetical initial payment of $1,000
    R       =      average annual total return for the period
    n       =      number of years in the period
    ERV     =      ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM) ("DJIA")
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain

(Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Assistant Secretary. PHL Variable Insurance Company has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

                                                                         [LOGO]
                                                                        PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT




                                                                   PHL VARIABLE
                                                            ACCUMULATION ACCOUNT

                                                               December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Assets:
    Investments at fair value                        $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
        Shares                                     {       2,311,240 }  {        567,873 }   {       606,602 }   {        396,647 }
        Cost                                       { $    50,576,218 }  { $   14,276,113 }   { $   8,151,123 }   { $   10,462,377 }

    Total Assets                                     $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
                                                  --------------------- --------------------- ------------------ -------------------


Liabilities:
    Payable to PHL Variable Insurance Company        $           106      $            -       $           -       $            -
                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
Net Assets:
    Accumulation Units                               $    60,482,015      $   15,422,096       $   8,059,615       $   16,326,430
    Contracts in payout (annuitization period)       $       118,596      $       35,404       $     141,618       $      126,458

                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
                                                  ===================== ===================== ================== ===================

             Units Outstanding                            27,148,834          14,232,315           6,924,490            9,640,001
                                                  ===================== ===================== ================== ===================


             Unit Value
               Asset Manager Option 1                $           -        $          -         $        1.21       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.31      $         1.08       $        1.18       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.16      $         1.09       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $          1.15      $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.15      $          -         $         -         $          -
               Phoenix Income Choice(R)              $          2.10      $         1.09       $        1.19       $         2.31
               Phoenix Investor's Edge(R) Option (1) $          2.28      $         1.08       $        1.18       $         2.48
               Phoenix Investor's Edge(R) Option (2) $          2.27      $         1.08       $        1.17       $         2.46
               Phoenix Investor's Edge(R) Option (3) $          2.25      $         1.08       $        1.17       $         2.44
               Phoenix Investor's Edge(R) Option (4) $          2.26      $         1.08       $        1.17       $          -
               Phoenix Premium Edge(R)               $          1.95      $         1.08       $        1.18       $         1.53
               Phoenix Spectrum Edge(R) Option (1)   $          2.35      $         1.09       $        1.19       $         2.55
               Phoenix Spectrum Edge(R) Option (2)   $          2.33      $         1.09       $        1.19       $         2.53
               Phoenix Spectrum Edge(R) Option (3)   $          2.31      $         1.09       $        1.18       $         2.51
               Phoenix Spectrum Edge(R) Option (4)   $          2.33      $         1.09       $         -         $          -
               Retirement Planner's Edge             $          2.08      $         1.09       $        1.18       $         1.51
               The Big Edge Choice(R)                $          2.10      $         1.09       $        1.18       $         1.55
               The Phoenix Edge(R)--VA Option (1)    $          2.05      $         1.09       $        1.20       $         1.61
               The Phoenix Edge(R)--VA Option (2)    $          2.00      $         1.09       $        1.19       $         1.56
               The Phoenix Edge(R)--VA Option (3)    $          2.09      $         1.09       $        1.18       $         1.55


                       See Notes to Financial Statements
                                     SA - 1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------

Assets:
    Investments at fair value                        $    79,149,669      $  209,018,577       $  23,709,237       $  100,303,484
        Shares                                     {       5,287,219 }  {     18,431,975 }   {     3,020,284 }   {      3,196,414 }
        Cost                                       { $    64,086,647 }  { $  209,598,586 }   { $  23,230,592 }   { $   78,381,378 }

                                                    -----------------    ----------------     ---------------     ----------------
    Total Assets                                     $    79,149,669      $  209,018,577        $ 23,709,237       $  100,303,484

Liabilities:
    Payable to PHL Variable Insurance Company        $           224      $          501       $         -         $            2
                                                    -----------------    ----------------     ---------------     ----------------

             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
Net Assets:
    Accumulation Units                               $    77,189,424      $  208,262,399       $  23,643,129       $  100,006,220
    Contracts in payout (annuitization period)       $     1,960,021      $      755,677       $      66,108       $      297,262

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            32,361,856          91,224,103           8,837,677           35,545,625
                                                    =================    ================     ===============     ================


             Unit Value

               Asset Manager Option 1                $           -        $         2.26       $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.14       $          -
               Freedom Edge(R)                       $          1.42      $         1.06       $        1.28       $         1.61
               Phoenix Dimensions(SM) Option (1)     $          1.19      $         1.03       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (2)     $          1.19      $         1.02       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.18      $         1.02       $         -         $          -
               Phoenix Income Choice(R)              $          2.66      $         2.38       $        2.89       $         3.17
               Phoenix Income Choice(R) with GPAF    $          1.25      $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.49      $         2.24       $        2.85       $         3.30
               Phoenix Investor's Edge(R) Option (2) $          2.47      $         2.22       $        2.83       $         3.28
               Phoenix Investor's Edge(R) Option (3) $          2.45      $         2.21       $        2.81       $         3.25
               Phoenix Investor's Edge(R) Option (4) $          2.46      $         2.22       $        2.82       $         3.27
               Phoenix Premium Edge(R)               $          2.61      $         2.52       $        2.61       $         2.59
               Phoenix Spectrum Edge(R) Option (1)   $          2.56      $         2.31       $        2.93       $         3.40
               Phoenix Spectrum Edge(R) Option (2)   $          2.54      $         2.29       $        2.91       $         3.37
               Phoenix Spectrum Edge(R) Option (3)   $          2.52      $         2.27       $        2.89       $         3.34
               Phoenix Spectrum Edge(R) Option (4)   $          2.53      $         2.28       $        2.90       $         3.36
               Retirement Planner's Edge             $          2.64      $         2.62       $        2.63       $         2.66
               The Big Edge Choice(R)                $          2.64      $         2.63       $        2.57       $         2.63
               The Phoenix Edge(R)--VA Option (1)    $          2.71      $         2.77       $        2.75       $         2.74
               The Phoenix Edge(R)--VA Option (2)    $          2.66      $         2.66       $        2.69       $         2.65
               The Phoenix Edge(R)--VA Option (3)    $          2.65      $         2.67       $        2.70       $         2.63

                       See Notes to Financial Statements
                                     SA - 2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Assets:
      Investments at fair value                      $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644
          Shares                                   {       2,351,367 }  {      1,011,590 }   {       517,448 }   {        254,342 }
          Cost                                     { $    38,528,558 }  { $   29,196,643 }   { $   8,595,426 }   { $    3,985,944 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644

Liabilities:
      Payable to PHL Variable Insurance Company      $           105      $            1       $         -         $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989         $ 8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    42,569,213      $   36,053,299       $   8,982,901       $    4,397,412
      Contracts in payout (annuitization period)     $        84,504      $       80,690       $         -         $        5,232

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989       $   8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            19,629,269          20,602,654           8,119,458            3,521,321
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.93       $         -         $         -
               Asset Manager Option 2                $           -        $         2.90       $         -         $         -
               Freedom Edge(R)                       $          1.30      $         1.24       $        1.11       $         1.25
               Phoenix Dimensions(SM) Option (1)     $          1.13      $         1.12       $        1.11       $         -
               Phoenix Dimensions(SM) Option (2)     $          1.12      $          -         $        1.11       $         -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $         -
               Phoenix Dimensions(SM) Option (4)     $          1.12      $          -         $        1.11       $         -
               Phoenix Income Choice(R)              $          2.21      $         1.87       $         -         $         1.25
               Phoenix Investor's Edge(R) Option (1) $          2.32      $         2.01       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (2) $          2.31      $         2.00       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (3) $          2.29      $         1.98       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (4) $          2.30      $         1.99       $         -         $         1.24
               Phoenix Premium Edge(R)               $          1.62      $         1.34       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (1)   $          2.39      $         2.07       $        1.11       $         1.26
               Phoenix Spectrum Edge(R) Option (2)   $          2.37      $         2.05       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (3)   $          2.35      $         2.04       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (4)   $          2.37      $         2.05       $         -         $         1.25
               Retirement Planner's Edge             $          1.90      $         1.37       $        1.11       $         1.25
               The Big Edge Choice(R)                $          1.66      $         1.40       $        1.04       $         1.25
               The Phoenix Edge(R)--VA Option (1)    $          1.74      $         1.43       $        1.11       $         1.26
               The Phoenix Edge(R)--VA Option (2)    $          1.67      $         1.42       $        1.11       $         1.25
               The Phoenix Edge(R)--VA Option (3)    $          1.66      $         1.37       $        1.11       $         1.25

                       See Notes to Financial Statements
                                     SA - 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Assets:
      Investments at fair value                      $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395
          Shares                                   {       1,357,398 }  {      4,409,082 }   {       886,694 }   {      2,618,096 }
          Cost                                     { $    15,827,378 }  { $  117,393,619 }   { $  17,689,924 }   { $   41,674,301 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          158       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    15,955,391      $  129,032,267       $  19,246,094       $   53,477,933
      Contracts in payout (annuitization period)           $ 116,186      $      330,014       $      66,114       $      114,461

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            14,611,332         106,570,528          16,131,629           19,108,590
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.10      $         1.21       $        1.19       $         1.57
               Phoenix Dimensions(SM) Option (1)     $          1.10      $         1.22       $        1.18       $         1.26
               Phoenix Dimensions(SM) Option (2)     $          1.10      $         1.21       $         -         $         1.25
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.21       $         -         $         1.25
               Phoenix Income Choice(R)              $          1.10      $         1.21       $        1.20       $         2.98
               Phoenix Investor's Edge(R) Option (1) $          1.10      $         1.21       $        1.19       $         3.08
               Phoenix Investor's Edge(R) Option (2) $          1.09      $         1.20       $        1.19       $         3.06
               Phoenix Investor's Edge(R) Option (3) $          1.09      $         1.20       $        1.18       $         3.04
               Phoenix Investor's Edge(R) Option (4) $          1.09      $         1.20       $        1.19       $         3.05
               Phoenix Premium Edge(R)               $          1.10      $         1.21       $        1.19       $         3.28
               Phoenix Spectrum Edge(R) Option (1)   $          1.11      $         1.22       $        1.20       $         3.17
               Phoenix Spectrum Edge(R) Option (2)   $          1.10      $         1.21       $        1.20       $         3.15
               Phoenix Spectrum Edge(R) Option (3)   $          1.10      $         1.21       $        1.20       $         3.12
               Phoenix Spectrum Edge(R) Option (4)   $          1.10      $         1.21       $        1.20       $          -
               Retirement Planner's Edge             $          1.10      $         1.21       $        1.20       $         3.62
               The Big Edge Choice(R)                $          1.10      $         1.21       $        1.20       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.11      $         1.22       $        1.21       $         3.71
               The Phoenix Edge(R)--VA Option (2)    $          1.10      $         1.21       $        1.20       $         3.58
               The Phoenix Edge(R)--VA Option (3)    $          1.10      $         1.21       $        1.20       $         3.65

                       See Notes to Financial Statements
                                     SA - 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Assets:
      Investments at fair value                      $       36,749       $      533,807       $     375,034        $    1,162,497
          Shares                                   {          2,530 }   {         27,138 }   {         9,127 }    {         31,856 }
          Cost                                     { $       36,130 }   { $      491,307 }   { $     357,359 }    { $    1,094,379 }

                                                    ----------------     ----------------     ---------------      ----------------
      Total Assets                                   $       36,749       $      533,807       $     375,034        $    1,162,497

Liabilities:
      Payable to PHL Variable Insurance Company      $          -         $          -         $         -          $          -
                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
Net Assets:
      Accumulation Units                             $       36,749       $      533,807       $     375,034        $    1,162,497
      Contracts in payout (annuitization period)     $          -         $          -         $         -          $          -

                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
                                                    ================     ================     ===============      ================
             Units Outstanding                               38,136              505,949             368,657             1,094,448
                                                    ================     ================     ===============      ================

             Unit Value
               Asset Manager Option 1                $          -         $          -         $         -          $          -
               Asset Manager Option 2                $          -         $          -         $         -          $          -
               Freedom Edge(R)                       $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (1)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (2)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (3)     $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (4)     $          -         $          -         $         -          $         1.06
               Phoenix Income Choice(R)              $          -         $          -         $         -          $          -
               Phoenix Investor's Edge(R) Option (1) $          -         $         1.05       $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (2) $         0.96       $          -         $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (3) $          -         $          -         $         -          $         1.06
               Phoenix Investor's Edge(R) Option (4) $          -         $          -         $         -          $          -
               Phoenix Premium Edge(R)               $         0.96       $         1.05       $        1.01        $         1.06
               Phoenix Spectrum Edge(R) Option (1)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (2)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (3)   $          -         $          -         $         -          $          -
               Phoenix Spectrum Edge(R) Option (4)   $          -         $          -         $         -          $          -
               Retirement Planner's Edge             $         0.96       $         1.06       $        1.02        $         1.06
               The Big Edge Choice(R)                $          -         $         1.04       $        1.03        $         1.06
               The Phoenix Edge(R)--VA Option (1)    $         0.97       $         1.06       $        1.02        $         1.07
               The Phoenix Edge(R)--VA Option (2)    $          -         $         1.06       $        1.02        $         1.06
               The Phoenix Edge(R)--VA Option (3)    $          -         $          -         $        1.02        $         1.06

                       See Notes to Financial Statements
                                     SA - 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE    PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES           GROWTH SERIES        INCOME SERIES      GROWTH SERIES
                                                    -----------------   -----------------   ------------------  ------------------
Assets:
      Investments at fair value                      $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023
          Shares                                   {          22,288 }  {      6,424,135 }   {     7,470,262 }   {      2,679,617 }
          Cost                                     { $       405,888 }  { $  122,518,524 }   { $  86,862,963 }   { $   39,256,932 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $          87       $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       423,016      $   97,534,497       $ 107,909,605       $   36,019,506
      Contracts in payout (annuitization period)     $           -        $      203,531       $     491,343       $       56,517

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               422,527          74,964,373          49,151,941           22,322,537
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.26       $          -
               Freedom Edge(R)                       $           -        $         1.15       $        1.45       $         1.18
               Phoenix Dimensions(SM) Option (1)     $           -        $         1.07       $        1.20       $         1.08
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $        1.19       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.00      $          -         $        1.19       $         1.07
               Phoenix Income Choice(R)              $           -        $         1.75       $        2.39       $         1.59
               Phoenix Investor's Edge(R) Option (1) $          1.00      $         1.99       $        2.51       $         1.89
               Phoenix Investor's Edge(R) Option (2) $          0.99      $         1.97       $        2.49       $         1.88
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.95       $        2.47       $         1.86
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.97       $        2.48       $         1.87
               Phoenix Premium Edge(R)               $          1.00      $         1.02       $        2.07       $         1.22
               Phoenix Spectrum Edge(R) Option (1)   $          1.00      $         2.04       $        2.58       $         1.95
               Phoenix Spectrum Edge(R) Option (2)   $          1.00      $         2.03       $        2.56       $         1.93
               Phoenix Spectrum Edge(R) Option (3)   $           -        $         2.01       $        2.54       $         1.92
               Phoenix Spectrum Edge(R) Option (4)   $           -        $         2.02       $        2.55       $         1.93
               Retirement Planner's Edge             $          1.00      $         1.31       $        2.26       $         2.21
               The Big Edge Choice(R)                $          1.04      $         1.23       $        1.43       $         1.35
               The Phoenix Edge(R)--VA Option (1)    $          1.00      $         1.31       $        2.34       $         2.23
               The Phoenix Edge(R)--VA Option (2)    $          1.00      $         1.27       $        2.25       $         2.15
               The Phoenix Edge(R)--VA Option (3)    $          1.00      $         1.26       $        2.33       $         1.74

                       See Notes to Financial Statements
                                      SA - 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   ----------------   ------------------- --------------------
Assets:
      Investments at fair value                      $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876
          Shares                                   {       6,931,688 }  {     12,053,807 }   {     3,260,128 }   {      5,720,858 }
          Cost                                     { $    69,316,904 }  { $  113,027,213 }   { $  32,660,223 }   { $   80,785,685 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876

Liabilities:
      Payable to PHL Variable Insurance Company      $           239      $           89       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   69,316,665       $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    68,809,786      $  110,974,000       $  32,623,949       $   75,613,519
      Contracts in payout (annuitization period)     $       506,879      $      490,265       $      13,012       $      463,356

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    69,316,665      $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            37,587,157          43,905,039          29,620,877           32,979,714
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.77       $         -         $          -
               Asset Manager Option 2                $          2.11      $         2.74       $         -         $         2.88
               Freedom Edge(R)                       $          1.02      $         1.17       $        1.11       $         1.27
               Phoenix Dimensions(SM) Option (1)     $          1.04      $         1.07       $        1.05       $          -
               Phoenix Dimensions(SM) Option (2)     $          1.04      $         1.06       $        1.05       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.03      $         1.06       $         -         $          -
               Phoenix Income Choice(R)              $          2.09      $         2.81       $        1.11       $         2.47
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.03      $         2.69       $        1.10       $         2.43
               Phoenix Investor's Edge(R) Option (2) $          2.01      $         2.67       $        1.09       $         2.42
               Phoenix Investor's Edge(R) Option (3) $          2.00      $         2.65       $        1.08       $         2.40
               Phoenix Investor's Edge(R) Option (4) $          2.01      $         2.66       $        1.09       $         2.41
               Phoenix Premium Edge(R)               $          2.13      $         2.91       $        1.10       $         2.39
               Phoenix Spectrum Edge(R) Option (1)   $          2.09      $         2.77       $        1.12       $         2.50
               Phoenix Spectrum Edge(R) Option (2)   $          2.07      $         2.74       $        1.11       $         2.48
               Phoenix Spectrum Edge(R) Option (3)   $          2.06      $         2.72       $        1.11       $         2.47
               Phoenix Spectrum Edge(R) Option (4)   $          2.07      $         2.74       $        1.11       $         2.48
               Retirement Planner's Edge             $          2.23      $         3.05       $        1.11       $         2.55
               The Big Edge Choice(R)                $          1.29      $         1.89       $        1.09       $         2.12
               The Phoenix Edge(R)--VA Option (1)    $          2.32      $         3.20       $        1.13       $         2.75
               The Phoenix Edge(R)--VA Option (2)    $          2.25      $         3.11       $        1.11       $         2.63
               The Phoenix Edge(R)--VA Option (3)    $          2.23      $         2.94       $        1.11       $         2.59

                       See Notes to Financial Statements
                                      SA - 7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                   PHOENIX-S&P
                                                                                               PHOENIX-DUFF &      DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Assets:
      Investments at fair value                      $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370
          Shares                                   {      13,790,955 }  {      1,920,158 }   {     3,098,173 }   {        807,026 }
          Cost                                     { $   217,773,315 }  { $   30,731,140 }   { $  69,184,618 }   { $    8,404,362 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $            -       $          59       $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $   244,929,923      $   35,706,137       $ 109,987,515       $    8,997,370
      Contracts in payout (annuitization period)     $       546,330      $      105,039       $     332,940       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            74,181,073           8,834,141          17,100,837            8,086,296
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $          4.56      $          -         $        5.87       $          -
               Asset Manager Option 2                $           -        $         4.22       $         -         $          -
               Freedom Edge(R)                       $          2.05      $         1.54       $        2.37       $         1.11
               Phoenix Dimensions(SM) Option (1)     $          1.50      $         1.37       $        1.49       $         1.11
               Phoenix Dimensions(SM) Option (2)     $          1.50      $         1.36       $        1.48       $         1.11
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.49      $         1.36       $        1.48       $         1.11
               Phoenix Income Choice(R)              $          3.52      $         4.13       $        6.38       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          3.86      $         4.06       $        6.20       $         1.11
               Phoenix Investor's Edge(R) Option (2) $          3.83      $         4.03       $        6.15       $         1.11
               Phoenix Investor's Edge(R) Option (3) $          3.80      $         4.00       $        6.10       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.82      $         4.02       $        6.13       $          -
               Phoenix Premium Edge(R)               $          2.40      $         4.07       $        7.28       $         1.11
               Phoenix Spectrum Edge(R) Option (1)   $          3.97      $         4.16       $        6.37       $         1.11
               Phoenix Spectrum Edge(R) Option (2)   $          3.94      $         4.13       $        6.32       $         1.11
               Phoenix Spectrum Edge(R) Option (3)   $          3.91      $         4.10       $        6.28       $         1.11
               Phoenix Spectrum Edge(R) Option (4)   $          3.93      $         4.12       $        6.31       $          -
               Retirement Planner's Edge             $          2.78      $         4.10       $        9.00       $         1.11
               The Big Edge Choice(R)                $          2.51      $         4.11       $        5.56       $          -
               The Phoenix Edge(R)--VA Option (1)    $          2.91      $         4.19       $        9.25       $         1.12
               The Phoenix Edge(R)--VA Option (2)    $          2.77      $         4.13       $        8.94       $         1.11
               The Phoenix Edge(R)--VA Option (3)    $          2.61      $         4.11       $        8.48       $          -

                       See Notes to Financial Statements
                                      SA - 8

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Assets:
      Investments at fair value                      $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516
          Shares                                   {         792,905 }  {        295,338 }   {       642,257 }   {      5,038,157 }
          Cost                                     { $     8,145,649 }  { $    2,981,106 }   { $   6,574,526 }   { $   60,769,744 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516

Liabilities:
      Payable to PHL Variable Insurance Company      $            61      $          -         $         -         $           51
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     6,800,557      $    3,075,468       $   6,885,859       $   70,962,562
      Contracts in payout (annuitization period)     $     1,815,872      $          -         $         -         $      195,903

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
               Units Outstanding                           7,937,007           2,948,888           6,417,418           19,887,940
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         4.07
               Asset Manager Option 2                $           -        $          -         $         -         $         4.03
               Freedom Edge(R)                       $           -        $         1.04       $        1.07       $         1.71
               Phoenix Dimensions(SM) Option (1)     $          1.09      $          -         $        1.08       $         1.21
               Phoenix Dimensions(SM) Option (2)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Income Choice(R)              $          1.09      $          -         $         -         $         4.04
               Phoenix Investor's Edge(R) Option (1) $          1.08      $         1.04       $        1.07       $         3.76
               Phoenix Investor's Edge(R) Option (2) $          1.08      $         1.04       $        1.07       $         3.73
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.04       $        1.07       $         3.70
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.04       $        1.07       $         3.72
               Phoenix Premium Edge(R)               $          1.08      $         1.04       $        1.07       $         4.88
               Phoenix Spectrum Edge(R) Option (1)   $          1.09      $         1.05       $        1.08       $         3.87
               Phoenix Spectrum Edge(R) Option (2)   $          1.09      $         1.05       $        1.08       $         3.84
               Phoenix Spectrum Edge(R) Option (3)   $          1.09      $          -         $        1.07       $         3.81
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $         -         $         3.83
               Retirement Planner's Edge             $           -        $         1.04       $        1.07       $         4.99
               The Big Edge Choice(R)                $          1.04      $         1.03       $        1.04       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.09      $         1.05       $        1.08       $         5.24
               The Phoenix Edge(R)--VA Option (2)    $          1.09      $         1.05       $        1.08       $         5.53
               The Phoenix Edge(R)--VA Option (3)    $           -        $         1.04       $         -         $         4.79

                       See Notes to Financial Statements
                                      SA - 9

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Assets:
      Investments at fair value                      $    45,913,247      $   51,685,008       $  64,412,217       $      461,306
          Shares                                   {       2,695,176 }  {      3,768,650 }   {     5,046,649 }   {         40,825 }
          Cost                                     { $    39,541,592 }  { $   48,280,091 }   { $  54,571,141 }   { $      493,654 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    45,913,247      $   51,685,008       $  64,412,217       $      461,306

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          1         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    45,858,055      $   51,501,417       $  31,832,341       $      461,306
      Contracts in payout (annuitization period)     $        55,192           $ 183,590       $  32,579,876       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                           $ 45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            11,111,956          19,854,818          32,874,701              481,362
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         3.24       $         -         $          -
               Asset Manager Option 2                $           -        $         3.20       $         -         $          -
               Freedom Edge(R)                       $          1.80      $         1.48       $        1.37       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.24      $         1.25       $        1.18       $         0.95
               Phoenix Dimensions(SM) Option (2)     $          1.23      $         1.25       $         -         $         0.95
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.23      $          -         $        1.17       $          -
               Phoenix Income Choice(R)              $          4.02      $         2.36       $        2.23       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $        2.10       $          -
               Phoenix Investor's Edge(R) Option (1) $          3.97      $         2.64       $        2.34       $         0.95
               Phoenix Investor's Edge(R) Option (2) $          3.94      $         2.62       $        2.32       $         0.95
               Phoenix Investor's Edge(R) Option (3) $          3.91      $         2.60       $        2.31       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.93      $         2.61       $        2.32       $          -
               Phoenix Premium Edge(R)               $          4.14      $         2.45       $        1.81       $         0.95
               Phoenix Spectrum Edge(R) Option (1)   $          4.08      $         2.72       $        2.41       $         0.95
               Phoenix Spectrum Edge(R) Option (2)   $          4.05      $         2.69       $        2.39       $         0.95
               Phoenix Spectrum Edge(R) Option (3)   $          4.02      $         2.67       $        2.37       $         0.95
               Phoenix Spectrum Edge(R) Option (4)   $          4.04      $         2.69       $        2.38       $          -
               Retirement Planner's Edge             $          4.31      $         2.90       $        1.92       $         0.95
               The Big Edge Choice(R)                $          4.64      $         1.84       $        1.41       $         1.00
               The Phoenix Edge(R)--VA Option (1)    $          4.80      $         3.49       $        1.97       $         0.95
               The Phoenix Edge(R)--VA Option (2)    $          4.36      $         3.31       $        1.90       $         0.95
               The Phoenix Edge(R)--VA Option (3)    $          4.60      $         2.95       $        1.87       $         0.95

                       See Notes to Financial Statements
                                      SA - 10

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Assets:
      Investments at fair value                      $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
          Shares                                   {          44,406 }  {        546,004 }   {       213,312 }   {        302,851 }
          Cost                                     { $       551,886 }  { $    5,540,908 }   { $   5,278,255 }   { $    2,025,040 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       529,764      $    5,525,558       $   4,596,909       $    3,055,775

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       529,764      $    5,525,558       $   4,589,678       $    3,055,775
      Contracts in payout (annuitization period)     $           -        $          -         $       7,231       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               522,344           5,355,119           5,006,612            1,852,918
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $           -        $          -         $        0.82       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.02      $         1.03       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.03       $         -         $          -
               Phoenix Income Choice(R)              $           -        $          -         $        0.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.01      $         1.03       $        0.91       $         1.64
               Phoenix Investor's Edge(R) Option (2) $          1.01      $         1.03       $        0.91       $         1.63
               Phoenix Investor's Edge(R) Option (3) $           -        $          -         $        0.90       $         1.62
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.03       $        0.91       $         1.63
               Phoenix Premium Edge(R)               $          1.01      $         1.03       $        0.92       $         1.64
               Phoenix Spectrum Edge(R) Option (1)   $          1.02      $         1.03       $        0.93       $         1.67
               Phoenix Spectrum Edge(R) Option (2)   $          1.02      $         1.03       $        0.93       $         1.66
               Phoenix Spectrum Edge(R) Option (3)   $          1.01      $         1.03       $        0.92       $         1.65
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $        0.93       $         1.66
               Retirement Planner's Edge             $          1.01      $         1.03       $        0.92       $         1.65
               The Big Edge Choice(R)                $          1.00      $         1.01       $         -         $          -
               The Phoenix Edge(R)--VA Option (1)    $           -        $         1.04       $        0.94       $         1.68
               The Phoenix Edge(R)--VA Option (2)    $          1.02      $         1.03       $        0.93       $         1.66
               The Phoenix Edge(R)--VA Option (3)    $          1.01      $          -         $        0.92       $          -

                       See Notes to Financial Statements
                                      SA - 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Assets:
      Investments at fair value                      $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101
          Shares                                   {         407,567 }  {        415,065 }   {     2,237,855 }   {        232,463 }
          Cost                                     { $     4,439,573 }  { $    4,026,862 }   { $  32,413,628 }   { $    5,166,880 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         1         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     5,489,937      $    5,720,499       $  41,720,950       $    5,056,101
      Contracts in payout (annuitization period)     $           -        $        3,231       $     171,700       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                             3,541,453           3,217,177          15,754,397            2,407,755
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $        3.85       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.48      $         1.07       $        1.76       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.22      $          -         $        1.33       $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.06       $        1.32       $          -
               Phoenix Income Choice(R)              $           -        $         5.43       $        2.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.53      $         1.07       $        3.20       $          -
               Phoenix Investor's Edge(R) Option (2) $          1.53      $         1.06       $        3.18       $          -
               Phoenix Investor's Edge(R) Option (3) $          1.52      $          -         $        3.16       $          -
               Phoenix Investor's Edge(R) Option (4) $          1.52      $          -         $        3.17       $          -
               Phoenix Premium Edge(R)               $          1.54      $         4.30       $        2.49       $         2.89
               Phoenix Spectrum Edge(R) Option (1)   $          1.57      $         1.07       $        3.30       $          -
               Phoenix Spectrum Edge(R) Option (2)   $          1.56      $         1.07       $        3.27       $          -
               Phoenix Spectrum Edge(R) Option (3)   $          1.55      $          -         $        3.25       $          -
               Phoenix Spectrum Edge(R) Option (4)   $          1.55      $          -         $        3.26       $          -
               Retirement Planner's Edge             $          1.55      $         3.69       $        2.84       $         3.26
               The Big Edge Choice(R)                $          1.55      $         1.38       $        1.80       $         2.02
               The Phoenix Edge(R)--VA Option (1)    $          1.58      $         4.44       $        2.90       $         3.41
               The Phoenix Edge(R)--VA Option (2)    $          1.56      $         4.33       $        2.90       $         3.35
               The Phoenix Edge(R)--VA Option (3)    $          1.55      $         3.72       $        2.68       $         2.95

                       See Notes to Financial Statements
                                      SA - 12

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Assets:
      Investments at fair value                      $    48,506,389      $      196,690       $  22,576,110       $  137,774,156
          Shares                                   {       3,044,974 }  {         13,208 }   {       848,088 }   {      3,298,399 }
          Cost                                     { $    36,486,117 }  { $      189,512 }   { $  14,347,516 }   { $   71,524,743 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    48,506,389      $      196,690       $  22,576,110       $  137,774,156

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          -         $         -         $           55
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    48,392,992      $      196,690       $  22,570,370       $  137,586,079
      Contracts in payout (annuitization period)     $       113,396      $          -         $       5,740       $      188,022

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            18,181,245             184,065           6,205,185           29,983,389
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         5.97
               Asset Manager Option 2                $          3.70      $          -         $         -         $          -
               Freedom Edge(R)                       $          1.69      $          -         $        2.32       $         2.56
               Phoenix Dimensions(SM) Option (1)     $          1.31      $          -         $        1.56       $         1.59
               Phoenix Dimensions(SM) Option (2)     $          1.30      $          -         $        1.55       $         1.58
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.30      $          -         $        1.55       $         1.57
               Phoenix Income Choice(R)              $          3.07      $          -         $         -         $         4.45
               Phoenix Investor's Edge(R) Option (1) $          3.11      $          -         $        4.49       $         5.22
               Phoenix Investor's Edge(R) Option (2) $          3.08      $         1.07       $        4.45       $         5.18
               Phoenix Investor's Edge(R) Option (3) $          3.06      $          -         $        4.42       $         5.14
               Phoenix Investor's Edge(R) Option (4) $          3.07      $          -         $        4.44       $         5.17
               Phoenix Premium Edge(R)               $          2.98      $         1.07       $        2.80       $         2.95
               Phoenix Spectrum Edge(R) Option (1)   $          3.19      $         1.07       $        4.62       $         5.37
               Phoenix Spectrum Edge(R) Option (2)   $          3.17      $          -         $        4.58       $         5.33
               Phoenix Spectrum Edge(R) Option (3)   $          3.15      $          -         $        4.55       $         5.29
               Phoenix Spectrum Edge(R) Option (4)   $          3.16      $          -         $        4.57       $         5.31
               Retirement Planner's Edge             $          3.54      $         1.07       $        4.74       $         4.54
               The Big Edge Choice(R)                $          2.10      $         1.03       $        2.89       $         5.07
               The Phoenix Edge(R)--VA Option (1)    $          3.75      $         1.07       $        4.89       $         4.71
               The Phoenix Edge(R)--VA Option (2)    $          3.76      $         1.07       $        4.67       $         4.49
               The Phoenix Edge(R)--VA Option (3)    $          3.29      $          -         $        4.64       $         4.44

                       See Notes to Financial Statements
                                      SA - 13

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Assets:
      Investments at fair value                      $    27,833,162      $  110,680,545
          Shares                                   {       1,064,363 }  {      3,044,020 }
          Cost                                     { $    18,498,456 }  { $   57,630,878 }

                                                    -----------------    ----------------
      Total Assets                                   $    27,833,162      $  110,680,545

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -
                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
Net Assets:
      Accumulation Units                             $    27,808,574      $  110,388,193
      Contracts in payout (annuitization period)     $        24,588      $      292,352

                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
                                                    =================    ================
             Units Outstanding                             7,310,447          30,669,588
                                                    =================    ================

             Unit Value
               Asset Manager Option 1                $           -        $         4.15
               Asset Manager Option 2                $           -        $          -
               Freedom Edge(R)                       $          1.60      $         1.55
               Phoenix Dimensions(SM) Option (1)     $          1.34      $         1.16
               Phoenix Dimensions(SM) Option (2)     $          1.33      $         1.16
               Phoenix Dimensions(SM) Option (3)     $           -        $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $          -
               Phoenix Income Choice(R)              $          3.87      $         3.21
               Phoenix Investor's Edge(R) Option (1) $          3.69      $         3.31
               Phoenix Investor's Edge(R) Option (2) $          3.66      $         3.29
               Phoenix Investor's Edge(R) Option (3) $          3.63      $         3.26
               Phoenix Investor's Edge(R) Option (4) $          3.65      $         3.28
               Phoenix Premium Edge(R)               $          3.87      $         3.70
               Phoenix Spectrum Edge(R) Option (1)   $          3.80      $         3.41
               Phoenix Spectrum Edge(R) Option (2)   $          3.77      $         3.38
               Phoenix Spectrum Edge(R) Option (3)   $          3.74      $         3.36
               Phoenix Spectrum Edge(R) Option (4)   $          3.76      $         3.37
               Retirement Planner's Edge             $          4.86      $         3.64
               The Big Edge Choice(R)                $          2.82      $         3.65
               The Phoenix Edge(R)--VA Option (1)    $          4.90      $         3.75
               The Phoenix Edge(R)--VA Option (2)    $          4.69      $         3.63
               The Phoenix Edge(R)--VA Option (3)    $          4.57      $         3.63

                       See Notes to Financial Statements
                                      SA - 14

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Income:
      Dividends                                      $        33,996      $       83,435       $      78,260       $          -
Expenses:
      Mortality and expense fees                             600,431             121,616             109,398              205,264
      Administrative fees                                     63,367              12,703              10,890               20,418
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (629,802)            (50,884)            (42,028)            (225,682)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            386,676              17,982              86,117              601,712
      Realized gain distributions                                  -                   -             833,858                   -
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                   386,676              17,982             919,975              601,712
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,955,842           1,181,387             (62,659)           2,229,359
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,712,716      $    1,148,485       $     815,288       $    2,605,389
                                                    =================    ================     ===============     ================


                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------
Income:
      Dividends                                      $       760,734      $    7,211,181       $   1,968,503       $    1,063,236
Expenses:
      Mortality and expense fees                             800,246           2,194,492             285,093            1,142,479
      Administrative fees                                     78,713             231,019              28,272              117,268
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (118,225)          4,785,670           1,655,138             (196,511)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,681,265               9,002             (28,277)             171,657
      Realized gain distributions                                  -                   -                   -            7,991,777
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                 1,681,265               9,002             (28,277)           8,163,434
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        7,177,035             752,579             418,503              990,372
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     8,740,075      $    5,547,251       $   2,045,364       $    8,957,295
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 15

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Income:
      Dividends                                      $       108,533      $      111,070       $      14,990       $          -
Expenses:
      Mortality and expense fees                             330,365             450,306              27,477               63,207
      Administrative fees                                     35,017              47,051               2,468                6,143
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (256,849)           (386,287)            (14,955)             (69,350)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              9,861           1,066,158               7,962              157,766
      Realized gain distributions                                  -                   -               2,005              362,422
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                     9,861           1,066,158               9,967              520,188
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,415,192           1,262,500             387,475              186,715
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,168,204      $    1,942,371       $     382,487       $      637,553
                                                    =================    ================     ===============     ================


                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Income:
      Dividends                                      $       924,112      $    1,525,518       $      93,621       $      507,006
Expenses:
      Mortality and expense fees                             199,162           1,319,424             250,745              516,878
      Administrative fees                                     19,121             139,083              25,100               50,570
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                 705,829              67,011            (182,224)             (60,442)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,813             315,039             188,898              289,789
      Realized gain distributions                                  -           4,087,918           1,458,736            1,291,212
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                    35,813           4,402,957           1,647,634            1,581,001
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                          413,504          11,979,394             476,173            4,995,401
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     1,155,146      $   16,449,362       $   1,941,583       $    6,515,960
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 16

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Income:
      Dividends                                      $           -         $        2,496        $         -        $         -
Expenses:
      Mortality and expense fees                                 208                2,119                1,299              3,128
      Administrative fees                                         23                  227                  134                311
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                    (231)                 150               (1,433)            (3,439)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 (1)                  62                   19              2,612
      Realized gain distributions                                915                  -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       914                   62                   19              2,612
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              618               42,500               17,675             68,119
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $         1,301       $       42,712        $      16,261      $      67,292
                                                    =================     ================      ===============    ===============


                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE     PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES            GROWTH SERIES       INCOME SERIES       GROWTH SERIES
                                                    -----------------    -----------------   ------------------  ------------------
Income:
      Dividends                                      $           -         $      192,747        $   1,086,976      $         -
Expenses:
      Mortality and expense fees                               1,114              953,726            1,115,843            272,211
      Administrative fees                                        110               99,026              117,325             28,279
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                  (1,224)            (860,005)            (146,192)          (300,490)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                331           (8,188,476)           1,102,645         (1,123,135)
      Realized gain distributions                                -                    -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       331           (8,188,476)           1,102,645         (1,123,135)
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                           17,128            9,782,072           13,125,219          1,433,192
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $        16,235       $      733,591        $  14,081,672      $       9,567
                                                    =================     ================      ===============    ===============

                       See Notes to Financial Statements
                                      SA - 17

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   -----------------  ------------------- --------------------
Income:
      Dividends                                      $     2,995,526      $    5,901,213       $   1,494,408       $   2,025,802
Expenses:
      Mortality and expense fees                             861,292           1,351,542             445,732             980,367
      Administrative fees                                     85,306             137,003              41,220             100,432
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               2,048,928           4,412,668           1,007,456             945,003
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -              (480,006)             17,439              (3,400)
      Realized gain distributions                                -                   -                   -             9,321,450
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                       -              (480,006)             17,439           9,318,050
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              -             1,884,468             341,930          (1,731,785)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     2,048,928      $    5,817,130       $   1,366,825       $   8,531,268
                                                    =================    ================     ===============     ===============


                                                                                                                     PHOENIX-S&P
                                                                                               PHOENIX-DUFF &       DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Income:
      Dividends                                      $     2,655,437      $        3,855       $   1,247,034       $      89,679
Expenses:
      Mortality and expense fees                           1,198,900             241,460           1,148,467              48,257
      Administrative fees                                    126,228              24,933             115,683               4,921
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               1,330,309            (262,538)            (17,116)             36,501
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            433,494             131,607           2,843,424                (225)
      Realized gain distributions                                  -                   -           7,681,063                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   433,494             131,607          10,524,487                (225)
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       24,280,993           3,391,312          17,409,048             593,009
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $    26,044,796      $    3,260,381       $  27,916,419       $     629,285
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 18

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Income:
      Dividends                                      $       102,487      $       45,403       $      87,250       $     283,976
Expenses:
      Mortality and expense fees                              56,356              16,102              34,764             833,889
      Administrative fees                                      3,667               1,548               3,119              84,798
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                  42,464              27,753              49,367            (634,711)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (14,711)               (631)             (2,400)          1,885,765
      Realized gain distributions                                -                   -                12,013           8,615,774
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   (14,711)               (631)              9,613          10,501,539
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          470,841              94,363             311,333          (1,423,170)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       498,594      $      121,485       $     370,313       $   8,443,658
                                                    =================    ================     ===============     ===============


                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Income:

      Dividends                                      $        95,225      $      843,072       $     663,712       $      11,949
Expenses:
      Mortality and expense fees                             498,415             621,080             937,787               1,503
      Administrative fees                                     51,487              63,887              21,619                 146
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (454,677)            158,105            (295,694)             10,300
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            904,250           1,701,619           1,089,063               2,939
      Realized gain distributions                          6,524,214           8,270,246                 -                 1,634
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 7,428,464           9,971,865           1,089,063               4,573
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       (1,175,324)         (1,018,034)          4,987,054             (32,348)
Net increase (decrease) in net assets from
    operations                                       $     5,798,463      $    9,111,936       $   5,780,423       $     (17,475)
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 19

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Income:
      Dividends                                      $        10,028      $       64,148       $     190,237       $      35,773
Expenses:
      Mortality and expense fees                               2,547              16,186              85,267              53,435
      Administrative fees                                        276               1,729               7,588               4,776
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                   7,205              46,233              97,382             (22,438)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              3,678              (1,545)           (334,612)            540,478
      Realized gain distributions                             13,839              29,298                 -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                    17,517              27,753            (334,612)            540,478
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          (22,122)            (15,350)            714,017               6,112
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $         2,600      $       58,636       $     476,787       $     524,152
                                                    =================    ================     ===============     ===============


                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Income:
      Dividends                                      $           -        $       45,652       $     465,479       $     350,825
Expenses:
      Mortality and expense fees                              93,391              48,363             450,459              61,079
      Administrative fees                                      9,177               5,159              46,649               6,187
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (102,568)             (7,870)            (31,629)            283,559
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            284,801              52,345             128,014              19,542
      Realized gain distributions                            293,192                 -                   -               313,623
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   577,993              52,345             128,014             333,165
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          107,051             893,125           6,628,741             272,136
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       582,476      $      937,600       $   6,725,126       $     888,860
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 20

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Income:
      Dividends                                      $       526,613      $          263       $      58,918       $     710,190
Expenses:
      Mortality and expense fees                             511,261                 673             244,659           1,493,852
      Administrative fees                                     50,849                  65              24,819             155,999
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                 (35,497)               (475)           (210,560)           (939,661)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,404,837               1,401             685,569           7,941,803
      Realized gain distributions                          1,467,108                 501                   -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 2,871,945               1,902             685,569           7,941,803
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                        4,840,955               7,178           5,270,169          30,756,144
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     7,677,403      $        8,605       $   5,745,178       $  37,758,286
                                                    =================    ================     ===============     ===============


                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Income:
      Dividends                                             $ 89,846           $ 294,389
Expenses:
      Mortality and expense fees                             297,400           1,440,068
      Administrative fees                                     30,920             149,919
                                                    -----------------    ----------------
Net investment income (loss)                                (238,474)         (1,295,598)
                                                    -----------------    ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            345,219          12,351,227
      Realized gain distributions                            745,978           4,152,618
                                                    -----------------    ----------------
      Realized gain (loss)                                 1,091,197          16,503,845
                                                    -----------------    ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        3,234,944          (7,644,829)
                                                    -----------------   -----------------
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
    operations                                       $     4,087,667      $    7,563,418
                                                    =================    ================

                       See Notes to Financial Statements
                                      SA - 21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                    AIM V.I. CAPITAL APPRECIATION FUND
                                                                  - CLASS I                  AIM V.I. CORE EQUITY FUND - CLASS I
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                (2006)             (2005)
                                                          ----                ----                ------             ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (629,802)    $      (448,195)    $       (50,884)    $           -
          Realized gains (losses)                            386,676              35,893              17,982                 -
          Unrealized appreciation (depreciation)
               during the year                             2,955,842           3,526,299           1,181,387                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,712,716           3,113,997           1,148,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,385,141          10,387,848             112,357                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    3,722,496           4,828,922          15,453,866                 -
          Transfers for contract
               benefits and terminations                  (4,489,247)         (2,361,115)         (1,196,822)                -
          Contract maintenance charges                      (212,026)            (53,858)            (59,634)                -
          Net change to contracts in payout period            (1,189)                821                (752)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          13,405,175          12,802,618          14,309,015                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         16,117,891          15,916,615          15,457,500                 -

Net assets at beginning of period                         44,482,720          28,566,105                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    60,600,611     $    44,482,720     $    15,457,500     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                                 CLASS I                             PORTFOLIO - CLASS O
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (42,028)    $       (75,322)    $      (225,682)    $      (214,133)
          Realized gains (losses)                            919,975             310,269             601,712             852,854
          Unrealized appreciation (depreciation)
               during the year                               (62,659)            314,887           2,229,359           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        815,288             549,834           2,605,389           1,795,762
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               214,785             408,157             594,825             437,393
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,123,761)          1,406,204          (1,884,679)         (2,218,549)
          Transfers for contract
               benefits and terminations                    (908,567)         (1,120,228)         (2,033,668)         (2,015,676)
          Contract maintenance charges                       (19,118)            (18,222)            (48,261)            (52,275)
          Net change to contracts in payout period               199               4,500                 148                 279
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,836,462)            680,411          (3,371,635)         (3,848,828)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,021,174)          1,230,245            (766,246)         (2,053,066)

Net assets at beginning of period                          9,222,407           7,992,162          17,219,134          19,272,200
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,201,233     $     9,222,407     $    16,452,888     $    17,219,134
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                       DWS EQUITY 500 INDEX FUND VIP -        FEDERATED FUND FOR U.S. GOVERNMENT
                                                                   CLASS A                              SECURITIES II
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (118,225)    $        (1,457)    $     4,785,670     $     3,435,604
          Realized gains (losses)                          1,681,265             425,234               9,002             124,977
          Unrealized appreciation (depreciation)
               during the year                             7,177,035           1,241,198             752,579          (2,548,492)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,740,075           1,664,975           5,547,251           1,012,089
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            23,595,867          11,982,208          41,721,638          36,146,832
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,738,998)          4,150,714          16,746,590          12,573,073
          Transfers for contract
               benefits and terminations                  (7,391,490)         (5,107,589)        (19,298,876)        (13,536,512)
          Contract maintenance charges                      (221,721)            (65,755)           (762,653)           (265,174)
          Net change to contracts in payout period            (5,657)              1,486              (5,171)              1,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,238,001          10,961,064          38,401,528          34,919,279
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         22,978,076          12,626,039          43,948,779          35,931,368

Net assets at beginning of period                         56,171,369          43,545,330         165,069,297         129,137,929
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    79,149,445     $    56,171,369     $   209,018,076     $   165,069,297
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II -    FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                              PRIMARY SHARES                           SERVICE CLASS
                                                    --------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,655,138     $     1,851,956     $      (196,511)    $      (779,591)
          Realized gains (losses)                            (28,277)            603,640           8,163,434             242,438
          Unrealized appreciation (depreciation)
               during the year                               418,503          (2,175,326)            990,372          10,694,460
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,045,364             280,270           8,957,295          10,157,307
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               603,492           1,153,701           4,230,344           3,373,692
          Transfers between Investment Options
               (including GIA/MVA), net                    1,777,518          (4,986,068)         13,044,333          27,397,289
          Transfers for contract
               benefits and terminations                  (3,831,865)         (4,360,306)        (10,702,935)         (7,358,834)
          Contract maintenance charges                       (67,183)            (84,683)           (191,059)           (159,110)
          Net change to contracts in payout period               108                  61              (9,799)             (2,211)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,517,930)         (8,277,295)          6,370,884          23,250,826
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            527,434          (7,997,025)         15,328,179          33,408,133

Net assets at beginning of period                         23,181,803          31,178,828          84,975,303          51,567,170
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    23,709,237     $    23,181,803     $   100,303,482     $    84,975,303
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FIDELITY VIP GROWTH OPPORTUNITIES         FIDELITY VIP GROWTH PORTFOLIO -
                                                          PORTFOLIO - SERVICE CLASS                     SERVICE CLASS
                                                    --------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (256,849)    $       (68,075)    $      (386,287)    $      (380,987)
          Realized gains (losses)                              9,861              54,873           1,066,158             536,242
          Unrealized appreciation (depreciation)
               during the year                             2,415,192             895,127           1,262,500           1,592,724
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,168,204             881,925           1,942,371           1,747,979
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            18,220,029           8,393,170             649,165           3,902,385
          Transfers between Investment Options
               (including GIA/MVA), net                    7,866,320           2,452,075          (1,759,015)           (981,248)
          Transfers for contract
               benefits and terminations                  (1,752,890)           (898,999)         (5,040,945)         (3,574,861)
          Contract maintenance charges                       (92,080)            (19,204)           (175,715)            (77,251)
          Net change to contracts in payout period            (1,002)              3,932                 (25)              2,989
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          24,240,377           9,930,974          (6,326,535)           (727,986)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         26,408,581          10,812,899          (4,384,164)          1,019,993

Net assets at beginning of period                         16,245,136           5,432,237          40,518,153          39,498,160
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    42,653,717     $    16,245,136     $    36,133,989     $    40,518,153
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FRANKLIN INCOME SECURITIES FUND -     LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                                                   CLASS 2                              SERVICE SHARES
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (14,955)    $           -       $       (69,350)    $       (57,810)
          Realized gains (losses)                              9,967                 -               520,188             489,681
          Unrealized appreciation (depreciation)
               during the year                               387,475                 -               186,715             229,985
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        382,487                 -               637,553             661,856
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,885,093                 -               246,865             115,814
          Transfers between Investment Options
               (including GIA/MVA), net                    4,005,850                 -            (1,298,207)          5,250,166
          Transfers for contract
               benefits and terminations                    (287,528)                -              (736,712)           (450,997)
          Contract maintenance charges                        (3,001)                -               (17,573)             (6,543)
          Net change to contracts in payout period                 -                 -                  (161)                583
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,600,414                 -            (1,805,788)          4,909,023
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,982,901                 -            (1,168,235)          5,570,879

Net assets at beginning of period                                  -                 -             5,570,879                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,982,901     $           -       $     4,402,644     $     5,570,879
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         LORD ABBETT BOND-DEBENTURE             LORD ABBETT GROWTH AND INCOME
                                                            PORTFOLIO - CLASS VC                     PORTFOLIO - CLASS VC
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       705,829     $       596,872     $        67,011     $       145,984
          Realized gains (losses)                             35,813             196,657           4,402,957           5,647,016
          Unrealized appreciation (depreciation)
               during the year                               413,504            (169,305)         11,979,394             (10,575)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,155,146             624,224          16,449,362           5,782,425
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               328,082             448,949          22,860,896          12,659,977
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,843          15,538,826           5,557,669          82,325,347
          Transfers for contract
               benefits and terminations                  (2,221,705)         (1,206,982)        (11,357,011)         (4,368,446)
          Contract maintenance charges                       (50,893)            (19,159)           (468,395)            (78,134)
          Net change to contracts in payout period             8,030                (784)             (1,063)               (346)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (468,643)         14,760,850          16,592,096          90,538,398
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            686,503          15,385,074          33,041,458          96,320,823

Net assets at beginning of period                         15,385,074                   -          96,320,823                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,071,577     $    15,385,074     $   129,362,281     $    96,320,823
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    LORD ABBETT MID-CAP VALUE PORTFOLIO -      MUTUAL SHARES SECURITIES FUND -
                                                                   CLASS VC                                CLASS 2
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (182,224)    $       (98,596)    $       (60,442)    $      (171,631)
          Realized gains (losses)                          1,647,634           1,360,840           1,581,001             390,345
          Unrealized appreciation (depreciation)
               during the year                               476,173           1,146,112           4,995,401           2,516,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,941,583           2,408,356           6,515,960           2,735,626
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               549,702             774,780           5,965,594           1,568,359
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,604,041)         19,758,243          11,118,934           8,077,735
          Transfers for contract
               benefits and terminations                  (3,134,651)         (1,302,466)         (5,170,809)         (3,212,506)
          Contract maintenance charges                       (61,287)            (23,299)            (90,546)            (55,131)
          Net change to contracts in payout period               579               4,709               1,216                 593
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,249,698)         19,211,967          11,824,389           6,379,050
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,308,115)         21,620,323          18,340,349           9,114,676

Net assets at beginning of period                         21,620,323                   -          35,252,045          26,137,369
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,312,208     $    21,620,323     $    53,592,394     $    35,252,045
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                        NEUBERGER BERMAN AMT FASCIANO           NEUBERGER BERMAN AMT GUARDIAN
                                                             PORTFOLIO - S CLASS                     PORTFOLIO - S CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $          (231)    $           -       $           150     $           -
          Realized gains (losses)                                914                 -                    62                 -
          Unrealized appreciation (depreciation)
               during the year                                   618                 -                42,500                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          1,301                 -                42,712                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,015                 -                49,677                 -
          Transfers between Investment Options
               (including GIA/MVA), net                       33,436                 -               442,007                 -
          Transfers for contract
               benefits and terminations                           -                 -                  (238)                -
          Contract maintenance charges                            (3)                -                  (351)                -
          Net change to contracts in payout period                 -                 -                     -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              35,448                 -               491,095                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets             36,749                 -               533,807                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $        36,749     $           -       $       533,807     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER CAPITAL APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                                          FUND/VA - SERVICE SHARES                FUND/VA - SERVICE SHARES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,433)    $           -       $        (3,439)    $           -
          Realized gains (losses)                                 19                 -                 2,612                 -
          Unrealized appreciation (depreciation)
               during the year                                17,675                 -                68,119                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,261                 -                67,292                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                11,521                 -               148,854                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      348,164                 -               967,293                 -
          Transfers for contract
               benefits and terminations                        (818)                -               (20,647)                -
          Contract maintenance charges                           (94)                -                  (295)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             358,773                 -             1,095,205                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            375,034                 -             1,162,497                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       375,034     $           -       $     1,162,497     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER MAIN STREET SMALL CAP
                                                          FUND/VA - SERVICE SHARES              PHOENIX CAPITAL GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,224)    $           -       $      (860,005)    $    (1,210,766)
          Realized gains (losses)                                331                 -            (8,188,476)        (12,488,369)
          Unrealized appreciation (depreciation)
               during the year                                17,128                 -             9,782,072          14,944,314
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,235                 -               733,591           1,245,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                41,593                 -             1,568,683           2,224,743
          Transfers between Investment Options
               (including GIA/MVA), net                      366,411                 -            23,847,309         (12,633,701)
          Transfers for contract
               benefits and terminations                      (1,143)                -           (15,169,099)        (16,162,804)
          Contract maintenance charges                           (80)                -              (205,147)           (229,516)
          Net change to contracts in payout period               -                   -                  (588)                296
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             406,781                 -            10,041,158         (26,800,982)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            423,016                 -            10,774,749         (25,555,803)

Net assets at beginning of period                                -                   -            86,963,279         112,519,082
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       423,016     $           -       $    97,738,028     $    86,963,279
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES          PHOENIX MID-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (146,192)    $      (215,545)    $      (300,490)    $      (299,839)
          Realized gains (losses)                          1,102,645             531,094          (1,123,135)         (2,267,064)
          Unrealized appreciation (depreciation)
               during the year                            13,125,219           2,664,755           1,433,192           2,986,577
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     14,081,672           2,980,304               9,567             419,674
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,769,302          12,125,183             576,569             563,582
          Transfers between Investment Options
               (including GIA/MVA), net                    5,492,548          (1,682,317)         19,221,615          (7,072,638)
          Transfers for contract
               benefits and terminations                 (12,619,716)        (10,885,252)         (3,802,821)         (2,745,313)
          Contract maintenance charges                      (379,770)           (185,098)            (79,894)            (55,120)
          Net change to contracts in payout period              (886)              3,404                 160                 363
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,261,478            (624,080)         15,915,629          (9,309,126)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         18,343,150           2,356,224          15,925,196          (8,889,452)

Net assets at beginning of period                         90,057,798          87,701,574          20,150,827          29,040,279
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   108,400,948     $    90,057,798     $    36,076,023     $    20,150,827
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         PHOENIX MONEY MARKET SERIES       PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                    -------------------------------------  ----------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     2,048,928     $       706,114     $     4,412,668     $     3,849,984
          Realized gains (losses)                                -                   -              (480,006)           (913,772)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -             1,884,468          (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,048,928             706,114           5,817,130             415,121
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,106,036          18,781,746           7,188,721           7,771,585
          Transfers between Investment Options
               (including GIA/MVA), net                   25,485,301           5,278,922           4,951,052           6,188,311
          Transfers for contract
               benefits and terminations                 (28,270,279)        (30,250,339)        (15,952,559)        (17,248,344)
          Contract maintenance charges                      (286,434)           (284,773)           (274,718)           (211,692)
          Net change to contracts in payout period             3,333              19,152              (6,572)             (7,025)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          11,037,957          (6,455,292)         (4,094,076)         (3,507,165)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         13,086,885          (5,749,178)          1,723,054          (3,092,044)

Net assets at beginning of period                         56,229,780          61,978,958         109,741,211         112,833,255
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    69,316,665     $    56,229,780     $   111,464,265     $   109,741,211
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX MULTI-SECTOR SHORT TERM BOND
                                                                   SERIES                    PHOENIX STRATEGIC ALLOCATION SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,007,456     $       762,009     $       945,003     $       977,004
          Realized gains (losses)                             17,439             (40,788)          9,318,050           2,039,604
          Unrealized appreciation (depreciation)
               during the year                               341,930            (769,153)         (1,731,785)         (2,852,463)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,366,825             (47,932)          8,531,268             164,145
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               953,585           2,238,220           1,806,411           2,633,712
          Transfers between Investment Options
               (including GIA/MVA), net                      286,767           5,734,503         (10,305,341)         (9,194,592)
          Transfers for contract
               benefits and terminations                  (4,351,100)         (3,823,937)        (15,552,819)        (18,449,590)
          Contract maintenance charges                       (66,953)            (40,337)           (155,375)           (190,563)
          Net change to contracts in payout period             7,438                 513              16,594               1,468
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,170,263)          4,108,962         (24,190,530)        (25,199,565)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,803,438)          4,061,030         (15,659,262)        (25,035,420)

Net assets at beginning of period                         34,440,399          30,379,369          91,736,137         116,771,557
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,636,961     $    34,440,399     $    76,076,875     $    91,736,137
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-ABERDEEN INTERNATIONAL SERIES   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,330,309     $     1,706,671     $      (262,538)    $      (189,932)
          Realized gains (losses)                            433,494            (976,640)            131,607           1,474,781
          Unrealized appreciation (depreciation)
               during the year                            24,280,993           7,975,983           3,391,312             734,853
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     26,044,796           8,706,014           3,260,381           2,019,702
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            15,927,161           4,256,858             604,353           1,904,567
          Transfers between Investment Options
               (including GIA/MVA), net                  151,460,404           5,275,979          18,610,054            (354,213)
          Transfers for contract
               benefits and terminations                 (11,211,331)         (8,179,607)         (2,128,377)         (1,193,564)
          Contract maintenance charges                      (290,176)           (133,889)            (73,650)            (23,238)
          Net change to contracts in payout period               560                 (88)               (288)                214
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         155,886,618           1,219,253          17,012,092             333,766
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets        181,931,414           9,925,267          20,272,473           2,353,468

Net assets at beginning of period                         63,544,839          53,619,572          15,538,703          13,185,235
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   245,476,253     $    63,544,839     $    35,811,176     $    15,538,703
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 36

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE     PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                              SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (17,116)    $       250,482     $        36,501     $           -
          Realized gains (losses)                         10,524,487           5,764,332                (225)                -
          Unrealized appreciation (depreciation)
               during the year                            17,409,048           3,024,312             593,009                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     27,916,419           9,039,126             629,285                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,850,329           9,281,417           6,138,940                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    6,412,947            (683,220)          2,421,774                 -
          Transfers for contract
               benefits and terminations                 (11,762,761)         (8,144,457)           (192,029)                -
          Contract maintenance charges                      (253,473)           (140,996)               (600)                -
          Net change to contracts in payout period             1,626               3,398                   -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,248,668             316,142           8,368,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         34,165,087           9,355,268           8,997,370                 -

Net assets at beginning of period                         76,155,368          66,800,100                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   110,320,455     $    76,155,368     $     8,997,370     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 37

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION    PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: GROWTH                         SERIES: MODERATE
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        42,464     $           -              $ 27,753     $           -
          Realized gains (losses)                            (14,711)                -                  (631)                -
          Unrealized appreciation (depreciation)
               during the year                               470,841                 -                94,363                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        498,594                 -               121,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             9,770,664                 -             1,205,790                 -
          Transfers between Investment Options
               (including GIA/MVA), net                     (941,566)                -             1,884,170                 -
          Transfers for contract
               benefits and terminations                    (662,688)                -              (131,895)                -
          Contract maintenance charges                        (1,108)                -                (4,082)                -
          Net change to contracts in payout period           (47,467)                -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,117,835                 -             2,953,983                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,616,429                 -             3,075,468                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,616,429     $           -       $     3,075,468     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 38

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                           SERIES: MODERATE GROWTH                         SERIES
                                                    -------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        49,367     $           -       $      (634,711)    $      (752,272)
          Realized gains (losses)                              9,613                 -            10,501,539           5,794,262
          Unrealized appreciation (depreciation)
               during the year                               311,333                 -            (1,423,170)         (1,415,313)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        370,313                 -             8,443,658           3,626,677
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,589,897                 -            11,030,116           6,063,899
          Transfers between Investment Options
               (including GIA/MVA), net                    3,100,821                 -            (4,337,879)          2,200,199
          Transfers for contract
               benefits and terminations                    (171,680)                -            (9,073,424)         (7,498,256)
          Contract maintenance charges                        (3,492)                -              (191,975)           (148,432)
          Net change to contracts in payout period                 -                 -                  (582)              2,794
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,515,546                 -            (2,573,744)            620,204
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,885,859                 -             5,869,914           4,246,881

Net assets at beginning of period                                  -                 -            65,288,551          61,041,670
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                              $ 6,885,859     $           -       $    71,158,465     $    65,288,551
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 39

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (454,677)    $      (501,908)    $       158,105     $      (151,400)
          Realized gains (losses)                          7,428,464           2,759,782           9,971,865             890,708
          Unrealized appreciation (depreciation)
               during the year                            (1,175,324)           (379,060)         (1,018,034)          1,303,745
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,798,463           1,878,814           9,111,936           2,043,053
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             8,383,872           4,139,097             896,679           1,165,743
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,363,134)           (475,464)         (3,765,158)         (8,889,358)
          Transfers for contract
               benefits and terminations                  (5,257,504)         (4,390,898)         (8,096,984)        (10,968,482)
          Contract maintenance charges                      (115,633)            (96,275)           (148,245)           (142,700)
          Net change to contracts in payout period               357                 336                 725               3,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,647,958            (823,204)        (11,112,983)        (18,831,326)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,446,421           1,055,610          (2,001,047)        (16,788,273)

Net assets at beginning of period                         38,466,826          37,411,216          53,686,054          70,474,327
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    45,913,247     $    38,466,826     $    51,685,007     $    53,686,054
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 40

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500 INDEX    PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                    SERIES                         PORTFOLIO - ADVISOR CLASS
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (295,694)    $      (383,241)    $        10,300     $           -
          Realized gains (losses)                          1,089,063              45,283               4,573                 -
          Unrealized appreciation (depreciation)
               during the year                             4,987,054           1,059,280             (32,348)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,780,423             721,322             (17,475)                -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               606,838             934,332              90,320                 -
          Transfers between Investment Options
               (including GIA/MVA), net                   17,765,426          (1,551,325)            395,604                 -
          Transfers for contract
               benefits and terminations                  (8,763,743)         (9,084,198)             (7,023)                -
          Contract maintenance charges                       (46,191)            (51,210)               (120)                -
          Net change to contracts in payout period            28,844             (57,488)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           9,591,174          (9,809,889)            478,781                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         15,371,597          (9,088,567)            461,306                 -

Net assets at beginning of period                         49,040,620          58,129,187                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    64,412,217     $    49,040,620     $       461,306     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PIMCO VIT REAL RETURN PORTFOLIO -      PIMCO VIT TOTAL RETURN PORTFOLIO -
                                                               ADVISOR CLASS                            ADVISOR CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $         7,205     $           -       $        46,233     $           -
          Realized gains (losses)                             17,517                 -                27,753                 -
          Unrealized appreciation (depreciation)
               during the year                               (22,122)                -               (15,350)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          2,600                 -                58,636                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                34,057                 -               132,039                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      498,864                 -             5,418,763                 -
          Transfers for contract
               benefits and terminations                      (5,589)                -               (76,730)                -
          Contract maintenance charges                          (168)                -                (7,150)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             527,164                 -             5,466,922                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            529,764                 -             5,525,558                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       529,764     $           -       $     5,525,558     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                               LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        97,382     $      (132,231)    $       (22,438)    $       (57,827)
          Realized gains (losses)                           (334,612)           (373,402)            540,478             147,754
          Unrealized appreciation (depreciation)
               during the year                               714,017            (219,893)              6,112              (5,544)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        476,787            (725,526)            524,152              84,383
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                69,173             351,606              29,686              70,448
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,548,208)           (697,142)         (2,301,485)            219,409
          Transfers for contract
               benefits and terminations                  (1,624,918)           (602,771)           (400,787)           (411,607)
          Contract maintenance charges                       (15,609)            (17,131)            (19,149)            (17,057)
          Net change to contracts in payout period            12,040                 119                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,107,522)           (965,319)         (2,691,735)           (138,807)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,630,735)         (1,690,845)         (2,167,583)            (54,424)

Net assets at beginning of period                          7,227,644           8,918,489           5,223,358           5,277,782
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,596,909     $     7,227,644     $     3,055,775     $     5,223,358
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 43

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST SECTOR ROTATION    TEMPLETON DEVELOPING MARKETS SECURITIES
                                                                    FUND                                FUND - CLASS 2
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (102,568)    $       (57,925)    $        (7,870)    $          (399)
          Realized gains (losses)                            577,993              73,711              52,345              76,253
          Unrealized appreciation (depreciation)
               during the year                               107,051             521,392             893,125             709,469
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,476             537,178             937,600             785,323
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               358,279              74,956             110,741              21,013
          Transfers between Investment Options
               (including GIA/MVA), net                   (2,875,340)          5,072,670           1,818,646            (138,812)
          Transfers for contract
               benefits and terminations                    (901,909)           (355,352)           (773,166)           (583,769)
          Contract maintenance charges                       (23,954)            (13,189)             (4,627)             (5,839)
          Net change to contracts in payout period               -                   -                    66                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,442,924)          4,779,085           1,151,660            (707,407)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,860,448)          5,316,263           2,089,260              77,916

Net assets at beginning of period                          8,350,385           3,034,122           3,634,470           3,556,554
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,489,937     $     8,350,385     $     5,723,730     $     3,634,470
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     TEMPLETON FOREIGN SECURITIES FUND -    TEMPLETON GLOBAL ASSET ALLOCATION FUND -
                                                                   CLASS 2                                  CLASS 2
                                                    -------------------------------------   ----------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:

          Net investment income (loss)               $       (31,629)    $       (50,255)    $       283,559     $       121,381
          Realized gains (losses)                            128,014            (475,665)            333,165             (78,564)
          Unrealized appreciation (depreciation)
               during the year                             6,628,741           3,442,410             272,136              42,362
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      6,725,126           2,916,490             888,860              85,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               878,759           3,280,489              55,695              30,568
          Transfers between Investment Options
               (including GIA/MVA), net                    3,894,591           1,955,902            (168,332)           (249,480)
          Transfers for contract
               benefits and terminations                  (5,229,694)         (4,328,570)           (698,111)           (908,432)
          Contract maintenance charges                      (126,832)            (70,053)             (4,034)             (6,286)
          Net change to contracts in payout period               298                (500)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (582,878)            837,268            (814,782)         (1,133,630)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,142,248           3,753,758              74,078          (1,048,451)

Net assets at beginning of period                         35,750,402          31,996,644           4,982,023           6,030,474
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    41,892,650     $    35,750,402     $     5,056,101     $     4,982,023
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES FUND -       VAN KAMPEN UIF EQUITY AND INCOME
                                                                  CLASS 2                            PORTFOLIO - CLASS II
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (35,497)    $       (96,004)    $          (475)    $           -
          Realized gains (losses)                          2,871,945             389,579               1,902                 -
          Unrealized appreciation (depreciation)
               during the year                             4,840,955           2,569,368               7,178                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,677,403           2,862,943               8,605                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,470,118           1,170,199              15,960                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,828           1,916,343             216,858                 -
          Transfers for contract
               benefits and terminations                  (6,645,322)         (4,970,285)            (42,631)                -
          Contract maintenance charges                       (68,768)            (70,098)             (2,102)                -
          Net change to contracts in payout period               714              (3,351)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             224,570          (1,957,192)            188,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,901,973             905,751             196,690                 -

Net assets at beginning of period                         40,604,415          39,698,664                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    48,506,388     $    40,604,415     $       196,690     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         WANGER INTERNATIONAL SELECT            WANGER INTERNATIONAL SMALL CAP
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (210,560)    $        86,706     $      (939,661)    $      (300,973)
          Realized gains (losses)                            685,569             262,426           7,941,803           4,646,176
          Unrealized appreciation (depreciation)
               during the year                             5,270,169           1,492,577          30,756,144          14,880,785
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,745,178           1,841,709          37,758,286          19,225,988
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,308,147           1,004,694           9,535,503           7,447,083
          Transfers between Investment Options
               (including GIA/MVA), net                    3,140,510           1,133,138          (3,096,874)         (3,398,266)
          Transfers for contract
               benefits and terminations                  (2,354,698)         (1,391,506)        (17,796,177)        (14,599,468)
          Contract maintenance charges                       (45,594)            (28,264)           (302,934)           (178,376)
          Net change to contracts in payout period               208                 (22)               (104)               (754)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,048,573             718,040         (11,660,586)        (10,729,781)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,793,751           2,559,749          26,097,700           8,496,207

Net assets at beginning of period                         14,782,359          12,222,610         111,676,401         103,180,194
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    22,576,110     $    14,782,359     $   137,774,101     $   111,676,401
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (238,474)    $      (256,613)    $    (1,295,598)    $    (1,789,745)
          Realized gains (losses)                          1,091,197           1,600,476          16,503,845          12,185,689
          Unrealized appreciation (depreciation)
               during the year                             3,234,944             329,816          (7,644,829)          1,755,127
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,087,667           1,673,679           7,563,418          12,151,071
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               935,707           1,624,286           2,837,021           3,342,877
          Transfers between Investment Options
               (including GIA/MVA), net                    4,798,571             159,509          (9,676,549)         (5,498,508)
          Transfers for contract
               benefits and terminations                  (2,841,564)         (2,350,266)        (21,153,543)        (21,484,091)
          Contract maintenance charges                       (55,421)            (52,724)           (252,913)           (273,579)
          Net change to contracts in payout period            (1,460)              1,602              (4,740)                191
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,835,833            (617,593)        (28,250,724)        (23,913,110)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,923,500           1,056,086         (20,687,306)        (11,762,039)

Net assets at beginning of period                         20,909,662          19,853,576         131,367,851         143,129,890
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    27,833,162     $    20,909,662     $   110,680,545     $   131,367,851
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

             -------------------------------------------------------------------
              AIM V.I. Capital Appreciation Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Core Equity Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Mid Cap Core Equity Fund - Class I
             -------------------------------------------------------------------
              Alger American Leveraged AllCap Portfolio - Class O
             -------------------------------------------------------------------
              DWS Equity 500 Index Fund VIP - Class A
             -------------------------------------------------------------------
              Federated Fund for U.S. Government Securities II
             -------------------------------------------------------------------
              Federated High Income Bond Fund II - Primary Shares
             -------------------------------------------------------------------
              Fidelity VIP Contrafund(R) Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Opportunities Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Portfolio - Service Class
             -------------------------------------------------------------------
              Franklin Income Securities Fund  - Class 2
             -------------------------------------------------------------------
              Lazard Retirement Small Cap Portfolio - Service Shares
             -------------------------------------------------------------------
              Lord Abbett Bond-Debenture Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Growth and Income Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Mid-Cap Value Portfolio - Class VC
             -------------------------------------------------------------------
              Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
             -------------------------------------------------------------------
              Neuberger Berman AMT Fasciano Portfolio - Class S
             -------------------------------------------------------------------
              Neuberger Berman AMT Guardian Portfolio - Class S
             -------------------------------------------------------------------
              Oppenheimer Capital Appreciation Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Global Securities Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Main Street Small Cap Fund/VA - Service Shares
             -------------------------------------------------------------------
              Phoenix Capital Growth Series
             -------------------------------------------------------------------
              Phoenix Growth and Income Series
             -------------------------------------------------------------------
              Phoenix Mid-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix Money Market Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Fixed Income Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Short Term Bond Series
             -------------------------------------------------------------------
              Phoenix Strategic Allocation Series
             -------------------------------------------------------------------
              Phoenix-Aberdeen International Series
             -------------------------------------------------------------------
              Phoenix-Alger Small-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix-Duff & Phelps Real Estate Securities Series
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Mid-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Small-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Comstock Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Equity 500 Index Series
             -------------------------------------------------------------------
              PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Real Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Total Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              Rydex Variable Trust Inverse Government Long Bond Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Nova Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Sector Rotation Fund
             -------------------------------------------------------------------

             -------------------------------------------------------------------
              Templeton Developing Markets Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Foreign Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Global Asset Allocation Fund - Class 2
             -------------------------------------------------------------------
              Templeton Growth Securities Fund - Class 2
             -------------------------------------------------------------------
              Van Kampen UIF Equity and Income Portfolio - Class II
             -------------------------------------------------------------------
              Wanger International Select
             -------------------------------------------------------------------
              Wanger International Small Cap
             -------------------------------------------------------------------
              Wanger Select
             -------------------------------------------------------------------
              Wanger U.S. Smaller Companies
             -------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                      PURCHASES                        SALES
-----------------                                                      ---------                        -----
   AIM V.I. Capital Appreciation Fund - Class I                    $     21,767,846                $    8,994,072
   AIM V.I. Core Equity Fund - Class I                                   23,149,144                     8,891,015
   AIM V.I. Mid Cap Core Equity Fund - Class I                            1,741,559                     2,786,536
   Alger American Leveraged AllCap Portfolio - Class O                    2,660,603                     6,258,579
   DWS Equity 500 Index Fund VIP - Class A                               35,452,768                    21,335,074
   Federated Fund for U.S. Government Securities II                      72,149,564                    28,968,264
   Federated High Income Bond Fund II - Primary Shares                    8,735,388                     8,599,061
   Fidelity VIP Contrafund(R) Portfolio - Service Class                  35,477,226                    21,314,224
   Fidelity VIP Growth Opportunities Portfolio - Service Class           27,121,338                     3,138,386
   Fidelity VIP Growth Portfolio - Service Class                          3,093,975                     9,808,268
   Franklin Income Securities Fund - Class 2                              9,179,312                       591,848
   Lazard Retirement Small Cap Portfolio - Service Shares                 1,195,660                     2,708,598
   Lord Abbett Bond-Debenture Portfolio - Class VC                        4,332,878                     4,096,295
   Lord Abbett Growth and Income Portfolio - Class VC                    39,844,873                    19,101,308
   Lord Abbett Mid-Cap Value Portfolio - Class VC                         4,651,406                     7,625,413
   Mutual Shares Securities Fund - Class 2                               22,483,909                     9,430,113
   Neuberger Berman AMT Fasciano Portfolio - S Class                         36,365                           234
   Neuberger Berman AMT Guardian Portfolio - S Class                        495,272                         4,028
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                359,682                         2,344
   Oppenheimer Global Securities Fund/VA - Service Shares                 1,258,965                       167,199
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               418,834                        13,278
   Phoenix Capital Growth Series                                         35,835,706                    26,657,734
   Phoenix Growth and Income Series                                      25,517,434                    21,405,389
   Phoenix Mid-Cap Growth Series                                         28,873,344                    13,258,926
   Phoenix Money Market Series                                           77,653,996                    64,563,527
   Phoenix Multi-Sector Fixed Income Series                              24,555,241                    24,240,741
   Phoenix Multi-Sector Short Term Bond Series                           10,126,384                    12,290,581
   Phoenix Strategic Allocation Series                                   13,901,858                    27,829,296
   Phoenix-Aberdeen International Series                                195,729,069                    38,514,413
   Phoenix-Alger Small-Cap Growth Series                                 22,776,109                     6,027,121
   Phoenix-Duff & Phelps Real Estate Securities Series                   40,600,102                    26,690,330
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth         8,743,806                       339,219
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                   12,717,132                     4,556,773
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                  3,243,207                       261,470
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth           7,142,751                       565,824
   Phoenix-Sanford Bernstein Mid-Cap Value Series                        27,904,911                    22,500,005
   Phoenix-Sanford Bernstein Small-Cap Value Series                      20,852,377                    13,136,300
   Phoenix-Van Kampen Comstock Series                                    13,025,838                    15,712,448
   Phoenix-Van Kampen Equity 500 Index Series                            21,868,710                    12,575,870
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         688,459                       197,744
   PIMCO VIT Real Return Portfolio - Advisor Class                          743,636                       195,428
   PIMCO VIT Total Return Portfolio - Advisor Class                       5,754,363                       211,909
   Rydex Variable Trust Inverse Government Long Bond Fund                   516,638                     3,527,083
   Rydex Variable Trust Nova Fund                                           280,717                     2,995,110
   Rydex Variable Trust Sector Rotation Fund                              3,873,604                     7,126,238
   Templeton Developing Markets Securities Fund - Class 2                 2,763,687                     1,620,027
   Templeton Foreign Securities Fund - Class 2                            9,150,640                     9,766,458
   Templeton Global Asset Allocation Fund - Class 2                         726,938                       944,724
   Templeton Growth Securities Fund - Class 2                            16,225,922                    14,571,280
   Van Kampen UIF Equity and Income Portfolio - Class II                    233,581                        45,470

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

INVESTMENT OPTION                                                        PURCHASES                     SALES
-----------------                                                        ---------                     -----
   Wanger International Select                                     $     13,091,833                $   11,254,354
   Wanger International Small Cap                                        24,488,920                    37,093,223
   Wanger Select                                                         10,216,666                     6,874,105
   Wanger U.S. Smaller Companies                                         10,817,496                    36,215,983
                                                                  ------------------              ----------------
                                                                   $  1,006,247,642                $  627,599,240
                                                                  ------------------              ----------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I              10,216,826  (3,975,324)    6,241,502   8,557,478  (2,159,678)   6,397,800
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                       22,944,072  (8,711,757)   14,232,315         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                  743,949  (2,367,324)   (1,623,375)  2,998,879  (2,314,518)     684,361
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        1,644,292  (4,127,831)   (2,483,539)  3,901,882  (6,467,908)  (2,566,026)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                   15,702,512  (9,290,712)    6,411,800  11,436,962  (6,076,135)   5,360,827
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          30,526,155 (11,525,171)   19,000,984  28,065,184 (11,701,108)  16,364,076
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        2,665,351  (3,216,008)     (550,657)  6,056,444  (9,464,959)  (3,408,515)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class      10,008,641  (7,584,586)    2,424,055  14,907,112  (4,716,334)  10,190,778
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
   Service Class                                          13,071,437  (1,507,450)   11,563,987   5,844,162  (1,042,322)   4,801,840
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class              1,855,240  (5,842,712)   (3,987,472)  4,955,395  (6,406,763)  (1,451,368)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                  8,646,559    (527,101)    8,119,458         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares       701,464  (2,283,467)   (1,582,003)  6,567,186  (1,463,862)   5,103,324
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC            3,233,542  (3,700,893)     (467,351) 17,581,659  (2,502,976)  15,078,683
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC        30,405,900 (15,709,111)   14,696,789  98,809,794  (6,936,055)  91,873,739
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             2,792,606  (6,658,192)   (3,865,586) 23,331,509  (3,334,294)  19,997,215
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    8,635,495  (3,420,718)    5,214,777   5,388,224  (2,864,532)   2,523,692
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class             38,140          (4)       38,136         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class            507,613      (1,664)      505,949         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
   Shares                                                    369,618        (961)      368,657         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares     1,252,276    (157,828)    1,094,448         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
   Shares                                                    434,687     (12,160)      422,527         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             25,435,382 (20,764,923)    4,670,459   4,131,727 (27,083,027) (22,951,300)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                          11,613,992 (11,362,354)      251,638  13,834,717 (17,157,327)  (3,322,610)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             17,721,122  (7,809,079)    9,912,043   4,120,461  (9,993,719)  (5,873,258)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               43,852,787 (37,380,774)    6,472,013  63,943,124 (69,380,927)  (5,437,803)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   7,451,787  (9,650,888)   (2,199,101)  9,502,781 (12,224,320)  (2,721,539)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                8,074,225 (11,024,461)   (2,950,236) 13,967,499 (10,074,021)   3,893,478
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        1,165,809 (12,420,925)  (11,255,116)  2,473,310 (15,042,138) (12,568,828)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     59,752,541 (14,190,073)   45,562,468  10,907,358 (11,600,691)    (693,333)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      5,938,807  (1,582,986)    4,355,821   1,387,935  (1,253,491)     134,444
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5,903,531  (4,599,446)    1,304,085   4,919,228  (4,615,947)     303,281
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Grow                                         8,361,821    (275,525)    8,086,296         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth       12,404,054  (4,467,047)    7,937,007         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate      3,195,084    (246,196)    2,948,888         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                  6,948,636    (531,218)    6,417,418         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             5,797,117  (6,386,043)     (588,926)  5,333,498  (5,469,631)    (136,133)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           3,907,177  (3,201,941)      705,236   3,662,670  (3,886,962)    (224,292)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         1,790,724  (6,512,695)   (4,721,971)  1,470,387 (11,254,121)  (9,783,734)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                11,107,998  (6,781,070)    4,326,928   1,436,392  (7,942,014)  (6,505,622)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Advisor Class                                             673,529    (192,167)      481,362         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class              709,345    (187,001)      522,344         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class           5,543,834    (188,715)    5,355,119         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund       356,763  (3,760,602)   (3,403,839)  3,813,353  (5,082,368)  (1,269,015)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               167,502  (2,041,228)   (1,873,726)  1,584,304  (1,717,481)    (133,177)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  2,398,787  (4,788,737)   (2,389,950)  4,712,351  (1,194,836)   3,517,515
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1,724,838  (1,096,013)      628,825      19,892    (645,840)    (625,948)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                3,598,219  (4,139,805)     (541,586)  7,870,399  (8,068,585)    (198,186)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2              31,953    (464,389)     (432,436)     20,829    (685,096)    (664,267)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                 5,970,007  (5,577,230)      392,777   3,668,440  (4,908,291)  (1,239,851)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II        225,801     (41,736)      184,065         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                4,518,339  (3,653,645)      864,694   3,134,108  (3,087,722)      46,386
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             6,527,611  (9,321,154)   (2,793,543)  9,540,447 (12,719,953)  (3,179,506)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2,712,076  (2,051,770)      660,306   2,057,261  (2,290,185)    (232,924)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              1,938,534  (9,892,663)   (7,954,129)  3,336,175 (10,817,836)  (7,481,661)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2006           27,149        1.15  to       2.35       60,601           0.07%       0.90% to     1.95%      3.31%  to     5.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,907        1.10  to       2.24       44,483           0.08%       0.90% to     1.95%      4.23%  to     7.86%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,510        1.17  to       2.08       28,566               -       0.75% to     1.95%      2.28%  to     5.67%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,357        1.11  to       2.54       15,472               -       0.75% to     1.95%      1.32%  to    32.69%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,219        1.30  to       1.54        3,066               -       0.90% to     1.95%    (25.57%) to    (5.25%)

AIM V.I. Core Equity Fund - Class I
    2006(17)       14,232        1.08  to       1.09       15,458           0.81%       0.90% to     1.95%      7.73%  to     8.50%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

AIM V.I. Mid Cap Core Equity Fund - Class I
    2006            6,924        1.17  to        1.21       8,201           0.88%       0.50% to     1.95%      9.08%  to    10.69%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,548        1.07  to        1.09       9,222           0.52%       0.50% to     1.95%      5.53%  to     7.08%
------------------------------------------------------------------------------------------------------------------------------------
    2004(5)         7,864        1.02  to        1.02       7,992           2.09%       0.50% to     1.95%      1.83%  to     1.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Alger American Leveraged AllCap Portfolio - Class O

    2006            9,640        1.51  to       2.55       16,453               -       0.90% to     1.95%     12.55%  to    18.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,124        1.29  to       2.16       17,219               -       0.90% to     1.95%      0.18%  to    13.42%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,690        1.14  to       1.91       19,272               -       0.90% to     1.95%      6.08%  to     7.21%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,422        1.07  to       1.79       15,813               -       0.90% to     1.95%      1.18%  to    33.51%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,967        0.80  to       1.34        7,664           0.01%       0.90% to     1.95%    (34.97%) to  (13.66%)

DWS Equity 500 Index Fund VIP - Class A

    2006           32,362        1.18  to       2.71       79,149           1.17%       0.90% to     2.25%     (2.51%) to    14.49%
------------------------------------------------------------------------------------------------------------------------------------
    2005           25,950        1.04  to       2.37       56,171           1.42%       0.90% to     2.25%      0.27%  to     5.20%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,589        1.08  to       2.28       43,545           1.02%       0.50% to     2.25%     (0.16%) to     9.60%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,216        1.11  to       2.49       26,642           0.65%       0.50% to     1.95%      7.47%  to    27.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002            4,057        1.55  to       1.64        6,550           2.74%       0.90% to     1.95%    (23.56%) to    (8.91%)

Federated Fund for U.S. Government Securities II

    2006           91,224        1.02  to       2.77      209,018           3.86%       0.50% to     1.95%      0.14%  to     3.62%
------------------------------------------------------------------------------------------------------------------------------------
    2005           72,223        0.99  to       2.69      165,069           3.68%       0.50% to     1.95%     (0.93%) to     1.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           55,859        1.03  to       2.66      129,138           4.18%       0.50% to     1.95%      1.59%  to     3.09%
------------------------------------------------------------------------------------------------------------------------------------
    2003           43,612        1.01  to       2.59      100,951           3.71%       0.50% to     1.95%      0.37%  to     2.13%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,786        2.05  to       2.55       99,229           3.15%       0.50% to     1.95%      0.78%  to     8.07%

Federated High Income Bond Fund II - Primary Shares

    2006            8,838        1.12  to       3.14       23,709           8.64%       0.75% to     1.95%      0.13%  to     9.98%
------------------------------------------------------------------------------------------------------------------------------------
    2005            9,388        1.03  to       2.86       23,182           8.58%       0.75% to     1.95%      0.66%  to     1.89%
------------------------------------------------------------------------------------------------------------------------------------
    2004           12,797        1.16  to       2.81       31,179           7.96%       0.50% to     1.95%      8.31%  to     9.63%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,502        1.07  to       2.57       32,086           7.52%       0.50% to     1.95%      7.95%  to    21.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,335        1.77  to       2.00       13,375           7.28%       0.90% to     1.95%     (2.36%) to     4.09%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006           35,546        1.24  to       3.40      100,303           1.13%       0.90%  to    1.95%      0.31%  to    10.59%
------------------------------------------------------------------------------------------------------------------------------------
    2005           33,122        1.13  to       3.08       84,975           0.17%       0.90%  to    1.95%      8.64%  to    15.80%
------------------------------------------------------------------------------------------------------------------------------------
    2004           22,931        1.28  to       2.66       51,567           0.21%       0.75%  to    1.95%     10.09%  to    14.30%
------------------------------------------------------------------------------------------------------------------------------------
    2003           15,576        1.13  to       2.50       30,712           0.28%       0.75%  to    1.95%      6.71%  to    33.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002            9,291        1.43  to       1.96       13,736           0.56%       0.75%  to    1.95%    (13.79%) to    (0.45%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2006           19,629        1.12  to       2.39       42,654           0.39%       0.90%  to    1.95%     (0.42%) to     4.36%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,065        1.08  to       2.30       16,245           0.52%       0.90%  to    1.95%      4.93%  to     8.77%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,263        1.17  to       2.13        5,432           0.44%       0.90%  to    1.95%      4.97%  to     6.10%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,993        1.11  to       2.01        4,538           0.59%       0.90%  to    1.95%      9.01%  to    28.49%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,411        1.09  to       1.57        2,737           0.75%       0.90%  to    1.95%    (23.17%) to    (2.92%)

Fidelity VIP Growth Portfolio - Service Class

    2006           20,603        1.12  to       2.93       36,134           0.29%       0.50%  to    1.95%      3.75%  to     6.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,590        1.07  to       2.76       40,518           0.38%       0.50%  to    1.95%      2.56%  to     5.34%
------------------------------------------------------------------------------------------------------------------------------------
    2004           26,041        1.14  to       2.62       39,498           0.15%       0.50%  to    1.95%     (2.21%) to     2.75%
------------------------------------------------------------------------------------------------------------------------------------
    2003           21,490        1.12  to       2.55       29,795           0.15%       0.50%  to    1.95%     10.55%  to    32.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           13,580        0.93  to       1.93       13,197           0.11%       0.50%  to    1.95%    (31.94%) to     8.69%

Franklin Income Securities Fund - Class 2

    2006(22)        8,119        1.04  to       1.11        8,983           0.68%       0.90% to     1.95%      3.11%  to    12.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lazard Retirement Small Cap Portfolio - Service Shares

    2006            3,521        1.24  to       1.26        4,403               -       0.90% to     1.95%     13.81%  to    15.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005(11)        5,103        1.09  to       1.10        5,571               -       0.90% to     1.95%      1.74%  to    12.13%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2006           14,611        1.09  to       1.11       16,072           6.00%       0.90% to     1.95%      0.62%  to     8.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005(12)       15,079        1.02  to       1.02       15,385           7.32%       0.90% to     1.95%     (0.01%) to     4.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2006          106,571        1.20  to       1.22      129,362           1.36%       0.90% to     1.95%      4.41%  to    16.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(140)      91,874        1.04  to       1.05       96,321           1.57%       0.90% to     1.95%      2.04%  to     8.58%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2006           16,132        1.18  to       1.21       19,312           0.46%       0.90% to     1.95%     (0.35%) to    11.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(10)       19,997        1.07  to       1.09       21,620           0.67%       0.90% to     1.95%     (0.79%) to    13.48%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Mutual Shares Securities Fund - Class 2

    2006           19,109        1.25 to        3.71       53,592          1.24%        0.90% to     1.95%      0.44%  to    17.32%
------------------------------------------------------------------------------------------------------------------------------------
    2005           13,894        1.08 to        3.16       35,252          0.84%        0.90% to     1.95%      5.11%  to     9.56%
------------------------------------------------------------------------------------------------------------------------------------
    2004           11,370        1.24 to        2.89       26,137          0.80%        0.75% to     1.95%      2.50%  to    11.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003            9,655        1.12 to        2.59       19,488          1.03%        0.75% to     1.95%      8.60%  to    25.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,046        1.11 to        2.09       10,992          0.94%        0.90% to     1.95%    (15.15%) to    (8.05%)

Neuberger Berman AMT Fasciano Portfolio - S Class

    2006(22)           38        0.96  to       0.97           37              -        0.90% to     1.80%     (4.34%) to     3.54%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Neuberger Berman AMT Guardian Portfolio - S Class

    2006(22)          506        1.04  to       1.06          534          1.29%        0.90% to     1.65%      4.35%  to    15.67%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

    2006(23)          369        1.01  to       1.03          375              -        0.90% to     1.80%      1.62%  to    12.46%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Global Securities Fund/VA - Service Shares

    2006(18)        1,094        1.06  to       1.07        1,162              -        0.90% to     1.95%      4.31%  to    14.51%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Main Street Small Cap Fund/VA - Service Shares

    2006(21)          423        0.99  to       1.04          423              -        0.90% to     1.80%     (2.92%) to    12.11%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -


                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                 At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix Capital Growth Series

    2006           74,964        1.02 to        2.04       97,738          0.24%       0.90% to      1.95%       1.21% to     8.04%
------------------------------------------------------------------------------------------------------------------------------------
    2005           70,294        1.01 to        2.00       86,963          0.06%       0.90% to      1.95%       1.70% to     2.78%
------------------------------------------------------------------------------------------------------------------------------------
    2004           93,245        0.99 to        1.95      112,519          0.81%       0.90% to      1.95%       2.92% to     4.03%
------------------------------------------------------------------------------------------------------------------------------------
    2003          112,105        0.95 to        1.88      129,578          0.10%       0.90% to      1.95%       3.31% to    25.35%
------------------------------------------------------------------------------------------------------------------------------------
    2002          127,831        0.77 to        1.50      117,024              -       0.90% to      1.95%     (26.02%)to     6.51%

Phoenix Growth and Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           49,152        1.19 to        3.26      108,401          1.15%       0.75% to      1.95%       2.98% to    16.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           48,900        1.03 to        2.80       90,058          1.08%       0.75% to      1.95%      (0.36%)to     4.55%
------------------------------------------------------------------------------------------------------------------------------------
    2004           52,223        1.20 to        2.69       87,702          1.31%       0.75% to      1.95%       8.32% to     9.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           42,548        1.10 to        2.45       61,415          1.17%       0.75% to      1.95%       2.21% to    26.32%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,508        0.88 to        1.56       43,496          0.76%       0.90% to      1.95%     (23.75%)to    10.65%

Phoenix Mid-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           22,323        1.07 to        2.23       36,076              -       0.90% to      1.95%      (1.37%)to     3.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,410        1.05 to        2.16       20,151              -       0.90% to      1.95%      (0.87%)to     3.24%
------------------------------------------------------------------------------------------------------------------------------------
    2004           18,284        1.12 to        2.10       29,040              -       0.90% to      1.95%       4.64% to     5.76%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,554        1.07 to        1.99       28,900              -       0.90% to      1.95%       2.47% to    27.67%
------------------------------------------------------------------------------------------------------------------------------------
    2002(4)        19,237        0.87 to        1.57       22,341              -       0.90% to      1.95%     (33.58%)to    (2.98%)

Phoenix Money Market Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           37,587        1.02 to        2.32       69,317          4.35%       0.75% to      2.25%      0.00%* to     3.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005           31,115        1.00 to        2.24       56,230          2.53%       0.75% to      1.95%      0.00%* to     1.81%
------------------------------------------------------------------------------------------------------------------------------------
    2004           36,553        0.99 to        2.20       61,979          0.77%       0.75% to      2.25%      (1.47%)to     0.04%
------------------------------------------------------------------------------------------------------------------------------------
    2003           41,970        1.00 to        2.20       77,573          0.68%       0.75% to      2.25%      (1.58%)to    (0.07%)
------------------------------------------------------------------------------------------------------------------------------------
    2002           48,747        1.25 to        2.21       85,897          1.41%       0.75% to      2.25%      (0.86%)to     0.51%

Phoenix Multi-Sector Fixed Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           43,905        1.06 to        3.20      111,464          5.34%       0.50% to      1.95%      (0.42%)to     6.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           46,104        1.01 to        3.02      109,741          4.82%       0.50% to      1.95%      (0.40%)to     1.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004           48,826        1.11 to        2.99      112,833          6.18%       0.50% to      1.95%       3.49% to     6.17%
------------------------------------------------------------------------------------------------------------------------------------
    2003           39,784        1.06 to        2.83       82,061          6.72%       0.75% to      1.95%       0.25% to    13.72%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)        39,381        1.50 to        2.49       68,574          7.14%       0.75% to      1.95%       2.05% to     9.01%

Phoenix Multi-Sector Short Term Bond Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           29,621        1.05 to        1.13       32,637          4.51%       0.90% to      1.95%       3.66% to     4.77%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,571        1.01 to        1.07       34,440          3.73%       0.90% to      1.95%      (0.87%)to     0.45%
------------------------------------------------------------------------------------------------------------------------------------
    2004           28,678        1.04 to        1.07       30,379          4.41%       0.75% to      1.95%       2.04% to     4.39%
------------------------------------------------------------------------------------------------------------------------------------
    2003(7)        17,461        1.02 to        1.03       17,859          5.05%       0.75% to      1.95%       0.12% to     5.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix Strategic Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,980        1.27 to        2.88       76,077          2.50%       0.75% to      1.95%      10.50% to    11.85%
------------------------------------------------------------------------------------------------------------------------------------
    2005           44,235        1.14 to        2.58       91,736          2.28%       0.75% to      1.95%      (1.80%)to     1.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004           56,804        1.14 to        2.55      116,772          2.58%       0.75% to      1.95%       5.36% to     6.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           64,416        1.08 to        2.39      123,911          2.66%       0.75% to      1.95%       4.65% to    18.79%
------------------------------------------------------------------------------------------------------------------------------------
    2002           68,375        1.52 to        1.93      110,311          2.78%       0.90% to      1.95%     (12.99%)to     3.07%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment          Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
    2006           74,181        1.49 to        4.56      245,476          2.59%       0.50% to      1.95%       0.55% to    26.74%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,619        1.19 to        3.59       63,545          4.47%       0.50% to      1.95%       6.72% to    17.98%
------------------------------------------------------------------------------------------------------------------------------------
    2004           29,312        1.40 to        3.05       53,620          2.92%       0.50% to      1.95%      15.17% to    20.18%
------------------------------------------------------------------------------------------------------------------------------------
    2003           25,479        1.18 to        2.53       38,468          1.92%       0.50% to      1.95%      10.60% to    41.66%
------------------------------------------------------------------------------------------------------------------------------------
    2002           23,100        1.06 to        1.73       26,490          1.04%       0.90% to      1.95%     (19.73%)to    12.13%

Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006            8,834        1.36 to        4.22       35,811          0.02%       0.75% to      1.95%      10.22% to    18.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005            4,478        1.16 to        3.56       15,539              -       0.75% to      1.95%      (2.25%)to    16.43%
------------------------------------------------------------------------------------------------------------------------------------
    2004            4,344        1.15 to        3.10       13,185              -       0.75% to      1.95%      (9.64%)to     1.36%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,544        1.15 to        3.06        7,643              -       0.75% to      1.95%      (3.45%)to    53.14%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)           151        2.00 to        2.01          304              -       0.90% to      1.80%      (9.32%)to    (0.36%)

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           17,101        1.48 to        9.25      110,320          1.34%       0.50% to      1.95%       9.68% to    36.38%
------------------------------------------------------------------------------------------------------------------------------------
    2005           15,797        1.10 to        6.81       76,155          1.74%       0.50% to      1.95%       0.03% to    14.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           15,493        1.55 to        5.97       66,800          2.50%       0.50% to      1.95%      27.28% to    34.02%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,497        1.17 to        4.47       47,159          3.40%       0.50% to      1.95%      14.00% to    39.52%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,061        2.00 to        3.26       33,487          3.99%       0.50% to      1.95%      (3.09%)to    11.07%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    2006(14)        8,086        1.11 to        1.12        8,997          2.36%       0.90% to      1.80%       1.29% to    14.96%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

    2006(16)        7,937        1.04 to        1.09        8,616          1.94%       0.90% to      1.80%       0.83% to    10.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    2006(15)        2,949        1.03 to        1.05        3,075          4.46%       0.90% to      1.95%       0.05% to     6.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    2006(13)        6,417        1.04 to        1.08        6,886          3.72%       0.90% to      1.95%       2.55% to    10.27%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                     Total
                Units            Fair Value            Assets           Income          Ratio (2)                  Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2006           19,888        1.20 to        5.53       71,158          0.42%       0.50% to      1.95%       6.75% to    14.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,477        1.06 to        4.87       65,289          0.11%       0.50% to      1.95%      (1.55%)to     7.19%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,613        1.42 to        4.58       61,042          0.18%       0.50% to      1.95%      18.06% to    19.80%
------------------------------------------------------------------------------------------------------------------------------------
    2003           18,073        1.20 to        3.85       42,763          0.21%       0.50% to      1.95%      16.68% to    40.27%
------------------------------------------------------------------------------------------------------------------------------------
    2002           17,309        0.98 to        2.77       28,275          0.97%       0.50% to      1.95%     (19.45%)to     6.91%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2006           11,112        1.23 to        4.80       45,913          0.23%       0.90% to      1.95%       9.44% to    15.70%
------------------------------------------------------------------------------------------------------------------------------------
    2005           10,407        1.07 to        4.15       38,467              -       0.90% to      1.95%       0.56% to     6.50%
------------------------------------------------------------------------------------------------------------------------------------
    2004           10,631        1.48 to        3.90       37,411              -       0.75% to      1.95%      10.85% to    21.57%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,866        1.23 to        3.21       26,107              -       0.90% to      1.95%      20.19% to    42.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,376        1.91 to        2.25       17,766          0.60%       0.90% to      1.95%     (20.21%)to     4.51%

Phoenix-Van Kampen Comstock Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           19,855        1.25 to        3.49       51,685          1.64%       0.50% to      1.95%      10.13% to    20.30%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,577        1.24 to        2.91       53,686          1.10%       0.50% to      1.95%      (1.86%)to     4.90%
------------------------------------------------------------------------------------------------------------------------------------
    2004           34,361        1.20 to        2.79       70,474          0.97%       0.50% to      1.95%      10.71% to    11.90%
------------------------------------------------------------------------------------------------------------------------------------
    2003           26,606        1.08 to        2.49       48,713          0.94%       0.90% to      1.95%       4.39% to    22.76%
------------------------------------------------------------------------------------------------------------------------------------
    2002           22,753        1.09 to        2.03       34,335          0.93%       0.90% to      1.95%     (23.18%)to     8.62%

Phoenix-Van Kampen Equity 500 Index Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,875        1.17 to        2.41       64,412          1.34%       0.90% to      2.25%       3.06% to    13.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,548        1.22 to        2.13       49,041          1.22%       0.90% to      2.25%      (4.47%)to     2.76%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,053        1.20 to        2.08       58,129          1.47%       0.90% to      2.25%       3.40% to     8.85%
------------------------------------------------------------------------------------------------------------------------------------
    2003           34,336        1.11 to        1.91       51,046          1.17%       0.90% to      2.25%      10.77% to    25.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002           28,730        0.91 to        1.53       31,487          0.94%       0.90% to      2.25%     (25.40%)to    (0.72%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

    2006(18)          481        0.95 to        1.00          461         15.20%       0.90% to      1.80%      (7.64%)to    (3.51%)
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Real Return Portfolio - Advisor Class

    2006(21)          522        1.00 to        1.02          530          4.51%       1.10% to      1.80%      (1.72%)to     2.65%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Total Return Portfolio - Advisor Class

    2006(19)        5,355        1.01 to        1.04        5,526          4.56%       0.90% to      1.85%      (1.22%)to     4.15%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Rydex Variable Trust Inverse Government Long Bond Fund

    2006            5,007        0.82 to        0.94        4,597          3.12%       0.90% to      1.95%       6.01% to     7.14%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,410        0.77 to        0.88        7,228              -       0.90% to      1.95%      (7.08%)to    (6.09%)
------------------------------------------------------------------------------------------------------------------------------------
    2004            9,679        0.83 to        0.93        8,918              -       0.90% to      1.95%     (12.41%)to    (7.00%)
------------------------------------------------------------------------------------------------------------------------------------
    2003(8)         5,403        0.94 to        1.05        5,669              -       0.90% to      1.95%      (5.81%)to     9.53%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Nova Fund

    2006            1,853        1.62 to        1.68        3,056          0.93%       0.90% to      1.95%       0.95% to    18.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005            3,727        1.35 to        1.43        5,223          0.37%       0.90% to      1.95%       1.95% to     6.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,860        1.32 to        1.38        5,278          0.05%       0.90% to      1.95%      10.83% to    13.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,921        1.17 to        1.22        3,545              -       0.90% to      1.85%       2.37% to    20.71%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Sector Rotation Fund

    2006            3,541        1.22 to        1.58        5,490              -       0.90% to      1.95%      (0.47%)to    10.39%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,931        1.35 to        1.43        8,350              -       0.90% to      1.95%      11.50% to    12.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004            2,414        1.20 to        1.27        3,034              -       0.90% to      1.95%       5.09% to    12.91%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,363        1.10 to        1.16        2,724              -       0.90% to      1.80%       0.46% to    16.17%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Templeton Developing Markets Securities Fund - Class 2

    2006            3,217        1.06 to        5.43        5,724          1.07%       0.90% to      1.80%       0.88% to    26.94%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,588        1.09 to        3.50        3,634          1.30%       0.90% to      1.60%      25.40% to    26.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,214        0.87 to        2.77        3,557          1.81%       0.90% to      1.60%       5.78% to    23.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,064        0.70 to        2.77        3,591          1.17%       0.90% to      1.60%      50.55% to    51.62%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,087        0.47 to        1.83        2,935          1.41%       0.90% to      1.60%      (1.74%)to    (1.05%)

Templeton Foreign Securities Fund - Class 2

    2006           15,754        1.32 to        3.85       41,893          1.24%       0.50% to      1.95%       3.00% to    20.84%
------------------------------------------------------------------------------------------------------------------------------------
    2005           16,296        1.11 to        3.19       35,750          1.19%       0.50% to      1.95%       4.77% to     9.62%
------------------------------------------------------------------------------------------------------------------------------------
    2004           16,494        1.36 to        2.91       31,997          1.06%       0.50% to      1.95%      11.51% to    17.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,981        1.16 to        2.46       23,427          1.68%       0.50% to      1.95%       8.87% to    32.63%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,553        0.91 to        1.87       16,461          1.72%       0.50% to      1.95%     (22.10%)to    (0.22%)

Templeton Global Asset Allocation Fund - Class 2

    2006            2,408        2.02 to        3.41        5,056          7.06%       0.90% to      1.60%      19.18% to    20.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,840        1.69 to        2.84        4,982          3.68%       0.90% to      1.60%       1.90% to     2.63%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,504        1.65 to        2.77        6,030          2.82%       0.90% to      1.60%      13.87% to    14.68%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,340        1.45 to        2.42        6,504          2.58%       0.90% to      1.60%      29.84% to    30.77%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,013        1.11 to        1.85        5,861          1.78%       0.90% to      1.60%      (5.92%)to    (5.25%)

Templeton Growth Securities Fund - Class 2

    2006           18,181        1.30 to        3.76       48,506          1.28%       0.75% to      1.95%      10.08% to    20.90%
------------------------------------------------------------------------------------------------------------------------------------
    2005           17,788        1.41 to        3.12       40,604          1.15%       0.75% to      1.95%       2.80% to     8.05%
------------------------------------------------------------------------------------------------------------------------------------
    2004           19,028        1.32 to        2.90       39,699          1.22%       0.75% to      1.95%      13.76% to    15.16%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,585        1.15 to        2.53       35,681          1.50%       0.75% to      1.95%       8.13% to    33.82%
------------------------------------------------------------------------------------------------------------------------------------
    2002           20,477        1.09 to        1.94       25,439          2.30%       0.90% to      1.95%     (21.64%)to    (0.71%)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                     Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Van Kampen UIF Equity and Income Portfolio - Class II

  2006(20)            184        1.03 to        1.07          197          0.25%       0.90% to      1.80%       0.63% to    11.06%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Wanger International Select

    2006            6,205        1.55 to        4.89       22,576          0.30%       0.90% to      1.95%       7.84% to    34.78%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,340        1.16 to        3.63       14,782          1.97%       0.90% to      1.95%       8.99% to    16.12%
------------------------------------------------------------------------------------------------------------------------------------
    2004            5,295        1.83 to        3.15       12,223          0.33%       0.90% to      1.95%       2.86% to    24.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,475        1.49 to        2.55       10,408          0.29%       0.75% to      1.95%      12.89% to    39.97%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,877        1.07 to        1.95        5,404              -       0.75% to      1.80%     (16.65%)to     0.25%

Wanger International Small Cap

    2006           29,983        1.57 to        5.97      137,774          0.57%       0.50% to      1.95%      15.04% to    36.48%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,777        1.17 to        4.38      111,676          1.04%       0.50% to      1.95%       4.90% to    20.92%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,956        1.59 to        3.62      103,180          0.70%       0.50% to      1.95%      19.04% to    29.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003           37,064        1.24 to        2.79       83,580          0.30%       0.50% to      1.95%      11.28% to    48.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           32,650        0.97 to        1.89       51,249              -       0.50% to      1.95%     (21.57%)to    11.84%

Wanger Select

    2006            7,310        1.33 to        4.90       27,833          0.36%       0.90% to      1.95%      12.14% to    18.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005            6,650        1.13 to        4.13       20,910              -       0.90% to      1.95%       8.34% to    10.01%
------------------------------------------------------------------------------------------------------------------------------------
    2004            6,883        1.25 to        3.78       19,854              -       0.75% to      1.95%       7.50% to    18.23%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,538        1.06 to        3.21       13,348              -       0.90% to      1.95%       2.89% to    29.55%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,854        1.44 to        2.49        7,096              -       0.75% to      1.95%      (9.10%)to     3.47%


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                    Total
                Units            Fair Value             Assets         Income            Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Wanger U.S. Smaller Companies

    2006           30,670        1.16 to        4.15      110,681          0.24%       0.50% to      1.95%       0.11% to     7.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           38,624        1.09 to        3.86      131,368              -       0.50% to      1.95%       4.99% to    10.70%
------------------------------------------------------------------------------------------------------------------------------------
    2004           46,105        1.34 to        3.49      143,130              -       0.50% to      1.95%      12.12% to    17.74%
------------------------------------------------------------------------------------------------------------------------------------
    2003           50,151        1.15 to        2.96      133,745              -       0.50% to      1.95%       9.31% to    45.47%
------------------------------------------------------------------------------------------------------------------------------------
    2002           53,871        1.66 to        2.08      102,127              -       0.50% to      1.95%     (20.44%)to     2.48%












* Amount is less than 0.005%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the
Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment
Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be
active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.


(4) From inception February 14, 2002 to December 31, (2002.)      (14) From inception February 14, 2006 to December 31, (2006.)
(5) From inception November 13, 2002 to December 31, (2002.)      (15) From inception February 17, 2006 to December 31, (2006.)
(6) From inception June 3, 2003 to December 31, (2003.)           (16) From inception March 10, 2006 to December 31, (2006.)
(7) From inception June 4, 2003 to December 31, (2003.)           (17) From inception April 28, 2006 to December 31, (2006.)
(8) From inception June 5, 2003 to December 31, (2003.)           (18) From inception May 3, 2006 to December 31, (2006.)
(9) From inception June 22, 2004 to December 31, (2004.)          (19) From inception May 4, 2006 to December 31, (2006.)
(10) From inception April 22, 2005 to December 31, (2005.)        (20) From inception May 8, 2006 to December 31, (2006.)
(11) From inception April 28, 2005 to December 31, (2005.)        (21) From inception May 9, 2006 to December 31, (2006.)
(12) From inception April 29, 2005 to December 31, (2005.)        (22) From inception May 10, 2006 to December 31, (2006.)
(13) From inception February 9, 2006 to December 31, (2006.)      (23) From inception May 18, 2006 to December 31, (2006.)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $6,048,261 and $4,085,428 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $25,040,784 and $2,492,747 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value`s net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)`s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS[Logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590


             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
March 23, 2007

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION

56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                                                     [VERSION D]


                            PHOENIX SPECTRUM EDGE(R)+


             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2007

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PHL Variable Insurance Company..........................................     2

Underwriter.............................................................     2

Services................................................................     2

Performance History.....................................................     2


Calculation of Yield and Return.........................................     8

Calculation of Annuity Payments ........................................     9

Experts ................................................................    10


Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT
    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.66% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 million
-----------------------------------------------------------------------------
                  2005                               $1.9 million
-----------------------------------------------------------------------------

                  2006                               $1.5 million

-----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

------------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                         FEE PAID
------------------------------------------------------------------------------
                 2004                                   $98, 275
------------------------------------------------------------------------------
                 2005                                   $86,000
------------------------------------------------------------------------------
                 2006                                   $101,000
------------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.



                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                 DEATH BENEFIT OPTION 1 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION                                                    SINCE
                      SUBACCOUNT                                DATE           1 YEAR        5 YEARS       10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation Fund                          30-Mar-01        -1.38%         2.00%                       1.24%

------------------------------------------------------------------------------------------------------------------------------------

 DWS Equity 500 Index VIP                                    29-Oct-01         7.73%         4.05%                       5.33%

------------------------------------------------------------------------------------------------------------------------------------

 Federated Fund For U.S. Government Securities II            15-Jul-99        -3.52%         2.37%                       3.86%

------------------------------------------------------------------------------------------------------------------------------------

 Federated High Income Bond Fund II                          15-Jul-99         3.07%         7.45%                       3.38%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Contrafund Portfolio                           05-Jun-00         3.85%        10.02%                       4.21%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Opportunities Portfolio                 05-Jun-00        -2.37%         2.59%                      -2.86%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Portfolio                               05-Jun-00        -0.96%        -0.34%                      -5.44%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Investment Grade Bond Portfolio                29-Jan-07                                                  -3.18%

------------------------------------------------------------------------------------------------------------------------------------

 Franklin Income Securities Fund Class 2                     06-Jan-99        10.42%        10.56%                       8.28%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Bond-Debenture Portfolio                        20-Apr-05         1.61%                                     3.75%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Growth and Income Portfolio                     20-Apr-05         9.46%                                    11.44%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Mid-Cap Value Portfolio                         20-Apr-05         4.48%                                    11.55%

------------------------------------------------------------------------------------------------------------------------------------

 Mutual Shares Securities Fund Class 2                       01-May-00        10.56%         8.41%                       8.84%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Fasciano Portfolio Class S             12-Jul-02        -2.42%                                     7.68%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Guardian Portfolio Class S             02-Aug-02         5.26%                                    12.50%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Capital Appreciation Fund                       18-Sep-01        -0.02%         0.91%                       3.81%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Global Securities Fund                          13-Jul-00         9.55%        10.22%                       4.27%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Main Street Small Cap Fund                      16-Jul-01         6.88%        10.90%                      10.75%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Capital Growth Edge Series                          07-Dec-94        -4.43%        -0.54%           0.30%       3.30%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Growth & Income Edge Series                         02-Mar-98         9.37%         4.19%                       4.25%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Mid-Cap Growth Edge Series                          02-Mar-98        -3.53%        -1.74%                       3.52%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Money Market Edge Series                            07-Dec-94        -3.25%         0.10%           2.13%       2.45%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Fixed Income Edge Series               07-Dec-94        -0.84%         6.12%           5.02%       6.76%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Short Term Bond Edge Series            02-Jun-03        -1.96%                                     2.00%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Strategic Allocation Edge Series                    07-Dec-94         4.93%         3.65%           6.70%       7.62%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Aberdeen International Edge Series                  07-Dec-94        19.44%        13.62%           7.90%       8.44%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Alger Small-Cap Growth Edge Series                  12-Aug-02        11.62%                                    17.59%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Duff & Phelps Real Estate Securities Edge
 Series                                                      01-May-95        29.02%        25.10%          15.08%      17.02%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                            03-Feb-06                                                   5.10%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
Growth                                                       03-Feb-06                                                   2.49%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
 Moderate                                                    03-Feb-06                                                  -1.74%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
 Moderate Growth                                             03-Feb-06                                                   1.31%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein Mid-Cap Value Edge
 Series                                                      02-Mar-98         7.13%        12.16%                       7.90%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein Small Cap Value Edge
 Series                                                      20-Nov-00         8.94%        13.36%                      14.58%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Comstock Edge Series                     02-Mar-98        13.04%         5.00%                       7.26%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Equity 500 Index Edge Series             14-Jul-97         6.43%         2.76%                       3.87%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO CommodityRealReturnTM Strategy Portfolio              28-Feb-06                                                  -5.80%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Real Return Portfolio                                 28-Feb-06                                                  -7.19%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Total Return Portfolio                                28-Feb-06                                                  -4.23%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Developing Markets Securities Fund Class 2        01-May-97        20.15%        23.66%                       3.42%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Foreign Securities Fund Class 2                   01-May-97        13.58%         9.48%                       6.38%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Growth Securities Fund Class 2                    01-May-00        13.94%         8.81%                       7.04%

------------------------------------------------------------------------------------------------------------------------------------

 Van Kampen UIF Equity and Income Portfolio                  30-Apr-03         4.82%                                    11.10%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Select                                 01-Feb-99        27.97%        16.88%                      14.05%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Small Cap                              01-May-95        29.11%        20.92%          13.72%      17.09%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger Select                                               01-Feb-99        11.86%        11.96%                      13.71%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger U.S. Smaller Companies                               01-May-95         0.17%         9.29%          10.37%      13.75%

------------------------------------------------------------------------------------------------------------------------------------



                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                 DEATH BENEFIT OPTION 2 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION                                                    SINCE
                      SUBACCOUNT                               DATE           1 YEAR        5 YEARS       10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation Fund                          30-Mar-01        -1.54%          1.85%                      1.09%

------------------------------------------------------------------------------------------------------------------------------------

 DWS Equity 500 Index VIP                                    29-Oct-01         7.56%          3.89%                      5.17%

------------------------------------------------------------------------------------------------------------------------------------

 Federated Fund For U.S. Government Securities II            15-Jul-99        -3.67%          2.21%                      3.70%

------------------------------------------------------------------------------------------------------------------------------------

 Federated High Income Bond Fund II                          15-Jul-99         2.91%          7.29%                      3.23%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Contrafund Portfolio                           05-Jun-00         3.68%          9.85%                      4.05%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Opportunities Portfolio                 05-Jun-00        -2.52%          2.43%                     -3.00%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Portfolio                               05-Jun-00        -1.11%         -0.50%                     -5.58%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Investment Grade Bond Portfolio                29-Jan-07                                                  -3.17%

------------------------------------------------------------------------------------------------------------------------------------

 Franklin Income Securities Fund Class 2                     06-Jan-99        10.24%         10.39%                      8.12%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Bond-Debenture Portfolio                        20-Apr-05         1.45%                                     3.58%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Growth and Income Portfolio                     20-Apr-05         9.29%                                    11.26%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Mid-Cap Value Portfolio                         20-Apr-05         4.31%                                    11.37%

------------------------------------------------------------------------------------------------------------------------------------

 Mutual Shares Securities Fund Class 2                       01-May-00        10.38%          8.24%                      8.68%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Fasciano Portfolio Class S             12-Jul-02        -2.57%                                     7.51%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Guardian Portfolio Class S             02-Aug-02         5.09%                                    12.32%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Capital Appreciation Fund                       18-Sep-01        -0.18%          0.76%                      3.65%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Global Securities Fund                          13-Jul-00         9.38%         10.05%                      4.12%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Main Street Small Cap Fund                      16-Jul-01         6.71%         10.73%                     10.58%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Capital Growth Edge Series                          07-Dec-94        -4.58%         -0.69%          0.14%       3.14%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Growth & Income Edge Series                         02-Mar-98         9.20%          4.03%                      4.10%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Mid-Cap Growth Edge Series                          02-Mar-98        -3.68%         -1.88%                      3.37%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Money Market Edge Series                            07-Dec-94        -3.40%         -0.05%          1.98%       2.30%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Fixed Income Edge Series               07-Dec-94        -1.00%          5.95%          4.86%       6.60%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Short Term Bond Edge Series            02-Jun-03        -2.12%                                     1.84%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Strategic Allocation Edge Series                    07-Dec-94         4.76%          3.50%          6.54%       7.46%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Aberdeen International Edge Series                  07-Dec-94        19.26%         13.45%          7.74%       8.28%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Alger Small-Cap Growth Edge Series                  12-Aug-02        11.44%                                    17.41%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Duff & Phelps Real Estate Securities Edge
 Series                                                      01-May-95        28.82%         24.91%         14.90%      16.85%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                            03-Feb-06                                                   4.95%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series: Growth         03-Feb-06                                                   2.34%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
 Moderate                                                    03-Feb-06                                                  -1.89%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                              03-Feb-06                                                   1.16%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein Mid-Cap Value Edge Series         02-Mar-98         6.96%         11.99%                      7.74%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein Small Cap Value Edge
 Series                                                      20-Nov-00         8.77%         13.19%                     14.41%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Comstock Edge Series                     02-Mar-98        12.87%          4.84%                      7.09%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Equity 500 Index Edge Series             14-Jul-97         6.27%          2.60%                      3.71%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO CommodityRealReturn(TM) Strategy Portfolio            28-Feb-06                                                  -5.93%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Real Return Portfolio                                 28-Feb-06                                                  -7.31%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Total Return Portfolio                                28-Feb-06                                                  -4.36%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Developing Markets Securities Fund Class 2        01-May-97        19.96%         23.47%                      3.26%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Foreign Securities Fund Class 2                   01-May-97        13.40%          9.31%                      6.22%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Growth Securities Fund Class 2                    01-May-00        13.76%          8.65%                      6.88%

------------------------------------------------------------------------------------------------------------------------------------

 Van Kampen UIF Equity and Income Portfolio                  30-Apr-03         4.65%                                    10.93%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Select                                 01-Feb-99        27.76%         16.70%                     13.87%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Small Cap                              01-May-95        28.91%         20.74%         13.55%      16.92%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger Select                                               01-Feb-99        11.68%         11.79%                     13.54%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger U.S. Smaller Companies                               01-May-95         0.01%          9.12%         10.21%      13.58%

------------------------------------------------------------------------------------------------------------------------------------


                             NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 1997     1998     1999     2000      2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation
 Fund                                     12.15%   17.88%   42.89%   -11.97%  -24.20%  -25.26%   27.98%    5.35%    7.54%    5.04%

------------------------------------------------------------------------------------------------------------------------------------

 DWS Equity 500 Index VIP                          27.18%   18.95%   -10.31%  -13.26%  -23.25%   26.63%    9.27%    3.43%   14.15%

------------------------------------------------------------------------------------------------------------------------------------

 Federated Fund For U.S.
 Government Securities II                  7.28%    6.38%   -1.78%     9.67%    5.74%    7.74%    1.14%    2.37%    0.81%    2.90%

------------------------------------------------------------------------------------------------------------------------------------

 Federated High Income
 Bond Fund II                             12.47%    1.47%    1.10%   -10.11%    0.15%    0.18%   20.76%    9.14%    1.43%    9.49%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Contrafund
 Portfolio                                         28.39%   22.67%    -7.83%  -13.42%  -10.51%   26.82%   13.96%   15.46%   10.26%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth
 Opportunities Portfolio                           23.02%    2.94%   -18.17%  -15.48%  -22.85%   28.11%    5.78%    7.57%    4.05%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Portfolio                     37.72%   35.65%   -12.13%  -18.72%  -31.03%   31.20%    2.03%    4.42%    5.46%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Investment
 Grade Bond Portfolio                                                           7.00%    8.89%    3.81%    3.07%    0.87%    3.06%

------------------------------------------------------------------------------------------------------------------------------------

 Franklin Income Securities
 Fund
 Class 2                                                              18.01%   -0.45%   -1.79%   30.15%   12.49%    0.40%   16.83%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Bond-Debenture
 Portfolio                                                                               6.64%   16.60%    6.60%    0.10%    8.03%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Growth and
 Income Portfolio                         23.17%   11.54%   15.35%    14.40%   -7.84%  -19.01%   29.45%   11.31%    2.02%   15.88%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Mid-Cap Value
 Portfolio                                                            50.63%    6.76%  -10.86%   23.27%   22.56%    6.93%   10.90%

------------------------------------------------------------------------------------------------------------------------------------

 Mutual Shares Securities Fund
 Class 2                                  16.04%   -1.38%   12.22%    11.90%    5.75%  -12.87%   23.66%   11.29%    9.24%   16.97%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Fasciano
 Portfolio Class S                                                                               23.57%   10.54%    1.67%    4.00%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Guardian
 Portfolio Class S                                                                               29.82%   14.17%    6.86%   11.68%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Capital
 Appreciation Fund                                                                     -27.96%   29.13%    5.34%    3.62%    6.40%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Global Securities
 Fund                                                                         -13.23%  -23.29%   41.16%   17.46%   12.70%   15.97%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Main Street
 Small Cap Fund                                                                        -16.93%   42.53%   17.75%    8.41%   13.29%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Capital Growth Edge
 Series                                   19.65%   28.47%   28.14%   -18.77%  -35.38%  -25.71%   24.98%    3.72%    2.48%    1.99%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Growth & Income Edge
 Series                                                     15.62%    -7.72%   -9.27%  -23.44%   25.95%    9.15%    3.56%   15.79%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Mid-Cap Growth Edge
 Series                                                     43.91%    12.40%  -26.03%  -33.31%   27.30%    5.45%    2.94%    2.89%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Money Market Edge
 Series                                    3.93%    3.85%    3.58%     4.78%    2.57%    0.21%   -0.52%   -0.41%    1.36%    3.17%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Fixed
 Income Edge Series                        9.77%   -5.30%    4.20%     5.21%    4.81%    8.68%   13.21%    5.56%    0.57%    5.57%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Short
 Term Bond Edge Series                                                                                     4.07%    0.16%    4.46%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Strategic Allocation
 Edge Series                              19.31%   19.36%    9.94%    -0.61%    0.64%  -12.64%   18.44%    6.17%    0.58%   11.35%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Aberdeen
 International Edge Series                10.72%   26.42%   27.97%   -16.82%  -24.96%  -15.83%   30.29%   19.34%   17.16%   25.86%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Alger Small-Cap
 Growth Edge Series                                                                              51.56%    0.90%   14.27%   18.03%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Duff & Phelps Real
 Estate Securities Edge
 Series                                   20.61%  -22.15%    3.53%    29.24%    5.34%   10.74%   36.62%   33.08%   13.73%   35.44%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Aggressive
 Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series:
 Moderate

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series:
 Moderate Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein
 Mid-Cap Value Edge Series                                 -11.36%    15.52%   21.51%   -9.64%   39.29%   18.97%    6.45%   13.54%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein
 Small Cap Value Edge Series                                                   14.37%   -9.63%   42.15%   21.21%    6.18%   15.36%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Comstock
 Edge Series                                                22.86%    30.62%  -18.95%  -22.87%   22.40%   11.56%    4.17%   19.46%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Equity 500
 Index Edge Series                                 30.12%   17.42%   -12.53%  -12.97%  -24.60%   24.73%    8.52%    2.46%   12.85%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO CommodityRealReturn(TM)
 Strategy Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Real Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Developing Markets
 Securities Fund                         -30.23%  -21.99%   51.48%   -32.86%   -9.19%   -1.34%   51.17%   23.22%   25.91%   26.57%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Foreign Securities
 Fund Class 2                             12.31%    7.74%   21.78%    -3.53%  -17.01%  -19.54%   30.64%   17.11%    8.86%   20.00%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Growth Securities
 Fund Class 2                             11.87%    7.41%   19.40%     0.27%   -2.49%  -19.47%   30.56%   14.64%    7.57%   20.36%

------------------------------------------------------------------------------------------------------------------------------------

 Van Kampen UIF Equity and
 Income Portfolio                                                                                         10.19%    6.10%   11.24%

------------------------------------------------------------------------------------------------------------------------------------


               NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 1997     1998     1999     2000      2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Select                                          -2.75%  -27.51%  -16.31%   39.55%   22.85%   15.04%   34.38%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Small Cap           -2.64%   14.95%  123.82%   -28.72%   -22.22  -14.86%   47.09%   28.71%   20.08%   35.53%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger Select                                                         8.15%    7.78%   -8.72%   29.17%   17.88%    9.18%   18.28%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger U.S. Smaller Companies            27.89%    7.40%   23.59%    -9.26%   10.05%  -17.81%   41.51%   16.92%    9.93%    6.59%

------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 1997     1998     1999     2000      2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation Fund       11.98%   17.70%   42.68%   -12.10%  -24.32%  -25.38%   27.78%    5.19%    7.38%    4.88%

------------------------------------------------------------------------------------------------------------------------------------

 DWS Equity 500 Index VIP                          26.99%   18.77%   -10.45%  -13.39%  -23.36%   26.44%    9.11%    3.28%   13.98%

------------------------------------------------------------------------------------------------------------------------------------

 Federated Fund For U.S. Government
 Securities II                             7.12%    6.21%   -1.93%     9.50%    5.58%    7.58%    0.99%    2.22%    0.66%    2.75%

------------------------------------------------------------------------------------------------------------------------------------

 Federated High Income Bond Fund II       12.30%    1.32%    0.94%   -10.24%    0.00%    0.03%   20.58%    8.97%    1.28%    9.32%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Contrafund Portfolio                 28.20%   22.48%   -7.96%   -13.55%  -10.64%   26.63%   13.79%   15.28%   10.10%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Opportunities
 Portfolio                                         22.84%    2.79%   -18.29%  -15.60%  -22.97%   27.92%    5.62%    7.41%    3.89%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Growth Portfolio                     37.51%   35.45%  -12.26%   -18.84%  -31.14%   31.00%    1.87%    4.26%    5.30%

------------------------------------------------------------------------------------------------------------------------------------

 Fidelity VIP Investment Grade
 Bond Portfolio                                                                 6.84%    8.72%    3.65%    2.92%    0.72%    2.91%

------------------------------------------------------------------------------------------------------------------------------------

 Franklin Income Securities
 Fund Class 2                                                         17.83%   -0.60%   -1.94%   29.95%   12.32%    0.25%   16.66%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Bond-Debenture
 Portfolio                                                                               6.48%   16.42%    6.44%   -0.05%    7.87%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Growth and Income
 Portfolio                                22.99%   11.37%   15.17%    14.23%   -7.98%  -19.13%   29.26%   11.14%    1.87%   15.71%

------------------------------------------------------------------------------------------------------------------------------------

 Lord Abbett Mid-Cap Value
 Portfolio                                                            50.40%    6.60%  -10.99%   23.08%   22.37%    6.77%   10.73%

------------------------------------------------------------------------------------------------------------------------------------

 Mutual Shares Securities Fund
 Class 2                                  15.87%   -1.53%   12.06%    11.74%    5.60%  -13.00%   23.47%   11.12%    9.08%   16.80%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Fasciano
 Portfolio Class S                                                                               23.39%   10.37%    1.52%    3.84%

------------------------------------------------------------------------------------------------------------------------------------

 Neuberger Berman AMT Guardian
 Portfolio Class S                                                                               29.63%   14.00%    6.70%   11.51%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Capital
 Appreciation Fund                                                                     -28.07%   28.94%    5.18%    3.46%    6.24%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Global Securities
 Fund                                                                         -13.36%  -23.41%   40.95%   17.28%   12.53%   15.79%

------------------------------------------------------------------------------------------------------------------------------------

 Oppenheimer Main Street Small
 Cap Fund                                                                              -17.06%   42.31%   17.58%    8.25%   13.12%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Capital Growth Edge
 Series                                   19.47%   28.28%   27.95%   -18.89%  -35.47%  -25.82%   24.79%    3.56%    2.33%    1.84%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Growth & Income Edge
 Series                                                     15.45%    -7.86%   -9.41%  -23.56%   25.76%    8.99%    3.40%   15.62%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Mid-Cap Growth Edge
 Series                                                     43.70%    12.23%  -26.14%  -33.41%   27.11%    5.29%    2.79%    2.74%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Money Market Edge
 Series                                    3.78%    3.69%    3.42%     4.62%    2.41%    0.06%   -0.67%   -0.56%    1.21%    3.02%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Fixed
 Income Edge Series                        9.60%   -5.44%    4.04%     5.06%    4.65%    8.52%   13.04%    5.40%    0.42%    5.41%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Multi-Sector Short
 Term Bond Edge Series                                                                                     3.92%    0.01%    4.30%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix Strategic Allocation
 Edge Series                              19.13%   19.18%    9.77%    -0.76%    0.49%  -12.77%   18.27%    6.01%    0.43%   11.18%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Aberdeen International
 Edge Series                              10.55%   26.23%   27.78%   -16.94%  -25.08%  -15.95%   30.10%   19.16%   16.98%   25.67%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Alger Small-Cap Growth
 Edge Series                                                                                     51.33%    0.75%   14.10%   17.86%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Duff & Phelps Real
 Estate Securities Edge Series            20.43%  -22.27%    3.38%    29.05%    5.18%   10.58%   36.42%   32.88%   13.56%   35.23%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Aggressive
 Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Moderate

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-S&P Dynamic Asset
 Allocation Series: Moderate
 Growth

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein
 Mid-Cap Value Edge Series                                 -11.49%    15.34%   21.33%   -9.78%   39.09%   18.79%    6.29%   13.37%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Sanford Bernstein
 Small Cap Value Edge Series                                                   14.20%   -9.77%   41.93%   21.03%    6.02%   15.19%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Comstock
 Edge Series                                                22.67%    30.42%  -19.07%  -22.98%   22.22%   11.40%    4.02%   19.28%

------------------------------------------------------------------------------------------------------------------------------------

 Phoenix-Van Kampen Equity 500
 Index Edge Series                                 29.92%   17.24%   -12.66%  -13.10%  -24.71%   24.54%    8.36%    2.30%   12.68%

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO CommodityRealReturn(TM)
 Strategy Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Real Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 PIMCO Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Developing Markets
 Securities Fund Class 2                 -30.33%  -22.11%   51.25%   -32.96%   -9.33%   -1.49%   50.94%   23.04%   25.72%   26.38%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Foreign Securities
 Fund Class 2                             12.14%    7.58%   21.60%    -3.68%  -17.14%  -19.66%   30.44%   16.94%    8.70%   19.82%

------------------------------------------------------------------------------------------------------------------------------------

 Templeton Growth Securities
 Fund Class 2                              11.70%    7.25%   19.22%    0.12%   -2.64%  -19.59%   30.37%   14.47%    7.41%   20.18%

------------------------------------------------------------------------------------------------------------------------------------

 Van Kampen UIF Equity and
 Income Portfolio                                                                                         10.02%    5.94%   11.07%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Select                                          -2.89%  -27.61%  -16.43%   39.35%   22.67%   14.87%   34.18%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger International Small Cap           -2.78%   14.78%  123.49%   -28.82%  -22.34%  -14.99%   46.87%   28.52%   19.90%   35.33%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger Select                                                         7.99%    7.61%   -8.86%   28.98%   17.70%    9.01%   18.10%

------------------------------------------------------------------------------------------------------------------------------------

 Wanger U.S. Smaller Companies            27.70%    7.24%   23.41%    -9.40%    9.88%  -17.93%  41.30%    16.74%    9.77%    6.43%

------------------------------------------------------------------------------------------------------------------------------------

          Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


     The following examples of a return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2007:


  DEATH BENEFIT OPTION 1 CONTRACTS
  Value of hypothetical pre-existing account with exactly one
    Unit at the beginning of the period:.................               1.000000
  Value of the same account (excluding capital changes) at

    the end of the 7-day period:..............................          1.000645
  Calculation:
    Ending account value......................................          1.000645
    Less beginning account value..............................          1.000000
    Net change in account value...............................          0.000645
  Base period return:
    (net change/beginning account value)......................          0.000645
  Current yield = return x (365/7) =..........................             3.36%
  Effective yield = [(1 + return)(365/7)] -1 =................             3.42%

DEATH BENEFIT OPTION 2: CONTRACTS
 Value of hypothetical pre-existing account with exactly
    one unit at the beginning of the period:..................          1.000000
 Value of the same account (excluding capital changes) at
    the end of the 7-day period:..............................          1.000617
 Calculation:
    Ending account value......................................          1.000617
    Less beginning account value..............................          1.000000
    Net change in account value...............................          0.000617
 Base period return:
    (net change/beginning account value)......................          0.000617
 Current yield = return x (365/7) =...........................             3.22%
 Effective yield = [(1 + return)(365/7)] -1 =.................             3.27%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =      a hypothetical initial payment of $1,000
    R        =      average annual total return for the period
    n        =      number of years in the period
    ERV      =      ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM)("DJIA")
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP,100 Pearl Street, Hartford, CT 06103, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Assistant Secretary, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

                                                                         [LOGO]
                                                                        PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT




                                                                   PHL VARIABLE
                                                            ACCUMULATION ACCOUNT

                                                               December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Assets:
    Investments at fair value                        $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
        Shares                                     {       2,311,240 }  {        567,873 }   {       606,602 }   {        396,647 }
        Cost                                       { $    50,576,218 }  { $   14,276,113 }   { $   8,151,123 }   { $   10,462,377 }

    Total Assets                                     $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
                                                  --------------------- --------------------- ------------------ -------------------


Liabilities:
    Payable to PHL Variable Insurance Company        $           106      $            -       $           -       $            -
                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
Net Assets:
    Accumulation Units                               $    60,482,015      $   15,422,096       $   8,059,615       $   16,326,430
    Contracts in payout (annuitization period)       $       118,596      $       35,404       $     141,618       $      126,458

                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
                                                  ===================== ===================== ================== ===================

             Units Outstanding                            27,148,834          14,232,315           6,924,490            9,640,001
                                                  ===================== ===================== ================== ===================


             Unit Value
               Asset Manager Option 1                $           -        $          -         $        1.21       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.31      $         1.08       $        1.18       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.16      $         1.09       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $          1.15      $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.15      $          -         $         -         $          -
               Phoenix Income Choice(R)              $          2.10      $         1.09       $        1.19       $         2.31
               Phoenix Investor's Edge(R) Option (1) $          2.28      $         1.08       $        1.18       $         2.48
               Phoenix Investor's Edge(R) Option (2) $          2.27      $         1.08       $        1.17       $         2.46
               Phoenix Investor's Edge(R) Option (3) $          2.25      $         1.08       $        1.17       $         2.44
               Phoenix Investor's Edge(R) Option (4) $          2.26      $         1.08       $        1.17       $          -
               Phoenix Premium Edge(R)               $          1.95      $         1.08       $        1.18       $         1.53
               Phoenix Spectrum Edge(R) Option (1)   $          2.35      $         1.09       $        1.19       $         2.55
               Phoenix Spectrum Edge(R) Option (2)   $          2.33      $         1.09       $        1.19       $         2.53
               Phoenix Spectrum Edge(R) Option (3)   $          2.31      $         1.09       $        1.18       $         2.51
               Phoenix Spectrum Edge(R) Option (4)   $          2.33      $         1.09       $         -         $          -
               Retirement Planner's Edge             $          2.08      $         1.09       $        1.18       $         1.51
               The Big Edge Choice(R)                $          2.10      $         1.09       $        1.18       $         1.55
               The Phoenix Edge(R)--VA Option (1)    $          2.05      $         1.09       $        1.20       $         1.61
               The Phoenix Edge(R)--VA Option (2)    $          2.00      $         1.09       $        1.19       $         1.56
               The Phoenix Edge(R)--VA Option (3)    $          2.09      $         1.09       $        1.18       $         1.55


                       See Notes to Financial Statements
                                     SA - 1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------

Assets:
    Investments at fair value                        $    79,149,669      $  209,018,577       $  23,709,237       $  100,303,484
        Shares                                     {       5,287,219 }  {     18,431,975 }   {     3,020,284 }   {      3,196,414 }
        Cost                                       { $    64,086,647 }  { $  209,598,586 }   { $  23,230,592 }   { $   78,381,378 }

                                                    -----------------    ----------------     ---------------     ----------------
    Total Assets                                     $    79,149,669      $  209,018,577        $ 23,709,237       $  100,303,484

Liabilities:
    Payable to PHL Variable Insurance Company        $           224      $          501       $         -         $            2
                                                    -----------------    ----------------     ---------------     ----------------

             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
Net Assets:
    Accumulation Units                               $    77,189,424      $  208,262,399       $  23,643,129       $  100,006,220
    Contracts in payout (annuitization period)       $     1,960,021      $      755,677       $      66,108       $      297,262

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            32,361,856          91,224,103           8,837,677           35,545,625
                                                    =================    ================     ===============     ================


             Unit Value

               Asset Manager Option 1                $           -        $         2.26       $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.14       $          -
               Freedom Edge(R)                       $          1.42      $         1.06       $        1.28       $         1.61
               Phoenix Dimensions(SM) Option (1)     $          1.19      $         1.03       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (2)     $          1.19      $         1.02       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.18      $         1.02       $         -         $          -
               Phoenix Income Choice(R)              $          2.66      $         2.38       $        2.89       $         3.17
               Phoenix Income Choice(R) with GPAF    $          1.25      $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.49      $         2.24       $        2.85       $         3.30
               Phoenix Investor's Edge(R) Option (2) $          2.47      $         2.22       $        2.83       $         3.28
               Phoenix Investor's Edge(R) Option (3) $          2.45      $         2.21       $        2.81       $         3.25
               Phoenix Investor's Edge(R) Option (4) $          2.46      $         2.22       $        2.82       $         3.27
               Phoenix Premium Edge(R)               $          2.61      $         2.52       $        2.61       $         2.59
               Phoenix Spectrum Edge(R) Option (1)   $          2.56      $         2.31       $        2.93       $         3.40
               Phoenix Spectrum Edge(R) Option (2)   $          2.54      $         2.29       $        2.91       $         3.37
               Phoenix Spectrum Edge(R) Option (3)   $          2.52      $         2.27       $        2.89       $         3.34
               Phoenix Spectrum Edge(R) Option (4)   $          2.53      $         2.28       $        2.90       $         3.36
               Retirement Planner's Edge             $          2.64      $         2.62       $        2.63       $         2.66
               The Big Edge Choice(R)                $          2.64      $         2.63       $        2.57       $         2.63
               The Phoenix Edge(R)--VA Option (1)    $          2.71      $         2.77       $        2.75       $         2.74
               The Phoenix Edge(R)--VA Option (2)    $          2.66      $         2.66       $        2.69       $         2.65
               The Phoenix Edge(R)--VA Option (3)    $          2.65      $         2.67       $        2.70       $         2.63

                       See Notes to Financial Statements
                                     SA - 2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Assets:
      Investments at fair value                      $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644
          Shares                                   {       2,351,367 }  {      1,011,590 }   {       517,448 }   {        254,342 }
          Cost                                     { $    38,528,558 }  { $   29,196,643 }   { $   8,595,426 }   { $    3,985,944 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644

Liabilities:
      Payable to PHL Variable Insurance Company      $           105      $            1       $         -         $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989         $ 8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    42,569,213      $   36,053,299       $   8,982,901       $    4,397,412
      Contracts in payout (annuitization period)     $        84,504      $       80,690       $         -         $        5,232

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989       $   8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            19,629,269          20,602,654           8,119,458            3,521,321
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.93       $         -         $         -
               Asset Manager Option 2                $           -        $         2.90       $         -         $         -
               Freedom Edge(R)                       $          1.30      $         1.24       $        1.11       $         1.25
               Phoenix Dimensions(SM) Option (1)     $          1.13      $         1.12       $        1.11       $         -
               Phoenix Dimensions(SM) Option (2)     $          1.12      $          -         $        1.11       $         -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $         -
               Phoenix Dimensions(SM) Option (4)     $          1.12      $          -         $        1.11       $         -
               Phoenix Income Choice(R)              $          2.21      $         1.87       $         -         $         1.25
               Phoenix Investor's Edge(R) Option (1) $          2.32      $         2.01       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (2) $          2.31      $         2.00       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (3) $          2.29      $         1.98       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (4) $          2.30      $         1.99       $         -         $         1.24
               Phoenix Premium Edge(R)               $          1.62      $         1.34       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (1)   $          2.39      $         2.07       $        1.11       $         1.26
               Phoenix Spectrum Edge(R) Option (2)   $          2.37      $         2.05       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (3)   $          2.35      $         2.04       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (4)   $          2.37      $         2.05       $         -         $         1.25
               Retirement Planner's Edge             $          1.90      $         1.37       $        1.11       $         1.25
               The Big Edge Choice(R)                $          1.66      $         1.40       $        1.04       $         1.25
               The Phoenix Edge(R)--VA Option (1)    $          1.74      $         1.43       $        1.11       $         1.26
               The Phoenix Edge(R)--VA Option (2)    $          1.67      $         1.42       $        1.11       $         1.25
               The Phoenix Edge(R)--VA Option (3)    $          1.66      $         1.37       $        1.11       $         1.25

                       See Notes to Financial Statements
                                     SA - 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Assets:
      Investments at fair value                      $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395
          Shares                                   {       1,357,398 }  {      4,409,082 }   {       886,694 }   {      2,618,096 }
          Cost                                     { $    15,827,378 }  { $  117,393,619 }   { $  17,689,924 }   { $   41,674,301 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          158       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    15,955,391      $  129,032,267       $  19,246,094       $   53,477,933
      Contracts in payout (annuitization period)           $ 116,186      $      330,014       $      66,114       $      114,461

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            14,611,332         106,570,528          16,131,629           19,108,590
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.10      $         1.21       $        1.19       $         1.57
               Phoenix Dimensions(SM) Option (1)     $          1.10      $         1.22       $        1.18       $         1.26
               Phoenix Dimensions(SM) Option (2)     $          1.10      $         1.21       $         -         $         1.25
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.21       $         -         $         1.25
               Phoenix Income Choice(R)              $          1.10      $         1.21       $        1.20       $         2.98
               Phoenix Investor's Edge(R) Option (1) $          1.10      $         1.21       $        1.19       $         3.08
               Phoenix Investor's Edge(R) Option (2) $          1.09      $         1.20       $        1.19       $         3.06
               Phoenix Investor's Edge(R) Option (3) $          1.09      $         1.20       $        1.18       $         3.04
               Phoenix Investor's Edge(R) Option (4) $          1.09      $         1.20       $        1.19       $         3.05
               Phoenix Premium Edge(R)               $          1.10      $         1.21       $        1.19       $         3.28
               Phoenix Spectrum Edge(R) Option (1)   $          1.11      $         1.22       $        1.20       $         3.17
               Phoenix Spectrum Edge(R) Option (2)   $          1.10      $         1.21       $        1.20       $         3.15
               Phoenix Spectrum Edge(R) Option (3)   $          1.10      $         1.21       $        1.20       $         3.12
               Phoenix Spectrum Edge(R) Option (4)   $          1.10      $         1.21       $        1.20       $          -
               Retirement Planner's Edge             $          1.10      $         1.21       $        1.20       $         3.62
               The Big Edge Choice(R)                $          1.10      $         1.21       $        1.20       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.11      $         1.22       $        1.21       $         3.71
               The Phoenix Edge(R)--VA Option (2)    $          1.10      $         1.21       $        1.20       $         3.58
               The Phoenix Edge(R)--VA Option (3)    $          1.10      $         1.21       $        1.20       $         3.65

                       See Notes to Financial Statements
                                     SA - 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Assets:
      Investments at fair value                      $       36,749       $      533,807       $     375,034        $    1,162,497
          Shares                                   {          2,530 }   {         27,138 }   {         9,127 }    {         31,856 }
          Cost                                     { $       36,130 }   { $      491,307 }   { $     357,359 }    { $    1,094,379 }

                                                    ----------------     ----------------     ---------------      ----------------
      Total Assets                                   $       36,749       $      533,807       $     375,034        $    1,162,497

Liabilities:
      Payable to PHL Variable Insurance Company      $          -         $          -         $         -          $          -
                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
Net Assets:
      Accumulation Units                             $       36,749       $      533,807       $     375,034        $    1,162,497
      Contracts in payout (annuitization period)     $          -         $          -         $         -          $          -

                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
                                                    ================     ================     ===============      ================
             Units Outstanding                               38,136              505,949             368,657             1,094,448
                                                    ================     ================     ===============      ================

             Unit Value
               Asset Manager Option 1                $          -         $          -         $         -          $          -
               Asset Manager Option 2                $          -         $          -         $         -          $          -
               Freedom Edge(R)                       $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (1)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (2)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (3)     $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (4)     $          -         $          -         $         -          $         1.06
               Phoenix Income Choice(R)              $          -         $          -         $         -          $          -
               Phoenix Investor's Edge(R) Option (1) $          -         $         1.05       $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (2) $         0.96       $          -         $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (3) $          -         $          -         $         -          $         1.06
               Phoenix Investor's Edge(R) Option (4) $          -         $          -         $         -          $          -
               Phoenix Premium Edge(R)               $         0.96       $         1.05       $        1.01        $         1.06
               Phoenix Spectrum Edge(R) Option (1)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (2)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (3)   $          -         $          -         $         -          $          -
               Phoenix Spectrum Edge(R) Option (4)   $          -         $          -         $         -          $          -
               Retirement Planner's Edge             $         0.96       $         1.06       $        1.02        $         1.06
               The Big Edge Choice(R)                $          -         $         1.04       $        1.03        $         1.06
               The Phoenix Edge(R)--VA Option (1)    $         0.97       $         1.06       $        1.02        $         1.07
               The Phoenix Edge(R)--VA Option (2)    $          -         $         1.06       $        1.02        $         1.06
               The Phoenix Edge(R)--VA Option (3)    $          -         $          -         $        1.02        $         1.06

                       See Notes to Financial Statements
                                     SA - 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE    PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES           GROWTH SERIES        INCOME SERIES      GROWTH SERIES
                                                    -----------------   -----------------   ------------------  ------------------
Assets:
      Investments at fair value                      $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023
          Shares                                   {          22,288 }  {      6,424,135 }   {     7,470,262 }   {      2,679,617 }
          Cost                                     { $       405,888 }  { $  122,518,524 }   { $  86,862,963 }   { $   39,256,932 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $          87       $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       423,016      $   97,534,497       $ 107,909,605       $   36,019,506
      Contracts in payout (annuitization period)     $           -        $      203,531       $     491,343       $       56,517

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               422,527          74,964,373          49,151,941           22,322,537
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.26       $          -
               Freedom Edge(R)                       $           -        $         1.15       $        1.45       $         1.18
               Phoenix Dimensions(SM) Option (1)     $           -        $         1.07       $        1.20       $         1.08
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $        1.19       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.00      $          -         $        1.19       $         1.07
               Phoenix Income Choice(R)              $           -        $         1.75       $        2.39       $         1.59
               Phoenix Investor's Edge(R) Option (1) $          1.00      $         1.99       $        2.51       $         1.89
               Phoenix Investor's Edge(R) Option (2) $          0.99      $         1.97       $        2.49       $         1.88
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.95       $        2.47       $         1.86
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.97       $        2.48       $         1.87
               Phoenix Premium Edge(R)               $          1.00      $         1.02       $        2.07       $         1.22
               Phoenix Spectrum Edge(R) Option (1)   $          1.00      $         2.04       $        2.58       $         1.95
               Phoenix Spectrum Edge(R) Option (2)   $          1.00      $         2.03       $        2.56       $         1.93
               Phoenix Spectrum Edge(R) Option (3)   $           -        $         2.01       $        2.54       $         1.92
               Phoenix Spectrum Edge(R) Option (4)   $           -        $         2.02       $        2.55       $         1.93
               Retirement Planner's Edge             $          1.00      $         1.31       $        2.26       $         2.21
               The Big Edge Choice(R)                $          1.04      $         1.23       $        1.43       $         1.35
               The Phoenix Edge(R)--VA Option (1)    $          1.00      $         1.31       $        2.34       $         2.23
               The Phoenix Edge(R)--VA Option (2)    $          1.00      $         1.27       $        2.25       $         2.15
               The Phoenix Edge(R)--VA Option (3)    $          1.00      $         1.26       $        2.33       $         1.74

                       See Notes to Financial Statements
                                      SA - 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   ----------------   ------------------- --------------------
Assets:
      Investments at fair value                      $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876
          Shares                                   {       6,931,688 }  {     12,053,807 }   {     3,260,128 }   {      5,720,858 }
          Cost                                     { $    69,316,904 }  { $  113,027,213 }   { $  32,660,223 }   { $   80,785,685 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876

Liabilities:
      Payable to PHL Variable Insurance Company      $           239      $           89       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   69,316,665       $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    68,809,786      $  110,974,000       $  32,623,949       $   75,613,519
      Contracts in payout (annuitization period)     $       506,879      $      490,265       $      13,012       $      463,356

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    69,316,665      $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            37,587,157          43,905,039          29,620,877           32,979,714
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.77       $         -         $          -
               Asset Manager Option 2                $          2.11      $         2.74       $         -         $         2.88
               Freedom Edge(R)                       $          1.02      $         1.17       $        1.11       $         1.27
               Phoenix Dimensions(SM) Option (1)     $          1.04      $         1.07       $        1.05       $          -
               Phoenix Dimensions(SM) Option (2)     $          1.04      $         1.06       $        1.05       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.03      $         1.06       $         -         $          -
               Phoenix Income Choice(R)              $          2.09      $         2.81       $        1.11       $         2.47
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.03      $         2.69       $        1.10       $         2.43
               Phoenix Investor's Edge(R) Option (2) $          2.01      $         2.67       $        1.09       $         2.42
               Phoenix Investor's Edge(R) Option (3) $          2.00      $         2.65       $        1.08       $         2.40
               Phoenix Investor's Edge(R) Option (4) $          2.01      $         2.66       $        1.09       $         2.41
               Phoenix Premium Edge(R)               $          2.13      $         2.91       $        1.10       $         2.39
               Phoenix Spectrum Edge(R) Option (1)   $          2.09      $         2.77       $        1.12       $         2.50
               Phoenix Spectrum Edge(R) Option (2)   $          2.07      $         2.74       $        1.11       $         2.48
               Phoenix Spectrum Edge(R) Option (3)   $          2.06      $         2.72       $        1.11       $         2.47
               Phoenix Spectrum Edge(R) Option (4)   $          2.07      $         2.74       $        1.11       $         2.48
               Retirement Planner's Edge             $          2.23      $         3.05       $        1.11       $         2.55
               The Big Edge Choice(R)                $          1.29      $         1.89       $        1.09       $         2.12
               The Phoenix Edge(R)--VA Option (1)    $          2.32      $         3.20       $        1.13       $         2.75
               The Phoenix Edge(R)--VA Option (2)    $          2.25      $         3.11       $        1.11       $         2.63
               The Phoenix Edge(R)--VA Option (3)    $          2.23      $         2.94       $        1.11       $         2.59

                       See Notes to Financial Statements
                                      SA - 7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                   PHOENIX-S&P
                                                                                               PHOENIX-DUFF &      DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Assets:
      Investments at fair value                      $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370
          Shares                                   {      13,790,955 }  {      1,920,158 }   {     3,098,173 }   {        807,026 }
          Cost                                     { $   217,773,315 }  { $   30,731,140 }   { $  69,184,618 }   { $    8,404,362 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $            -       $          59       $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $   244,929,923      $   35,706,137       $ 109,987,515       $    8,997,370
      Contracts in payout (annuitization period)     $       546,330      $      105,039       $     332,940       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            74,181,073           8,834,141          17,100,837            8,086,296
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $          4.56      $          -         $        5.87       $          -
               Asset Manager Option 2                $           -        $         4.22       $         -         $          -
               Freedom Edge(R)                       $          2.05      $         1.54       $        2.37       $         1.11
               Phoenix Dimensions(SM) Option (1)     $          1.50      $         1.37       $        1.49       $         1.11
               Phoenix Dimensions(SM) Option (2)     $          1.50      $         1.36       $        1.48       $         1.11
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.49      $         1.36       $        1.48       $         1.11
               Phoenix Income Choice(R)              $          3.52      $         4.13       $        6.38       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          3.86      $         4.06       $        6.20       $         1.11
               Phoenix Investor's Edge(R) Option (2) $          3.83      $         4.03       $        6.15       $         1.11
               Phoenix Investor's Edge(R) Option (3) $          3.80      $         4.00       $        6.10       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.82      $         4.02       $        6.13       $          -
               Phoenix Premium Edge(R)               $          2.40      $         4.07       $        7.28       $         1.11
               Phoenix Spectrum Edge(R) Option (1)   $          3.97      $         4.16       $        6.37       $         1.11
               Phoenix Spectrum Edge(R) Option (2)   $          3.94      $         4.13       $        6.32       $         1.11
               Phoenix Spectrum Edge(R) Option (3)   $          3.91      $         4.10       $        6.28       $         1.11
               Phoenix Spectrum Edge(R) Option (4)   $          3.93      $         4.12       $        6.31       $          -
               Retirement Planner's Edge             $          2.78      $         4.10       $        9.00       $         1.11
               The Big Edge Choice(R)                $          2.51      $         4.11       $        5.56       $          -
               The Phoenix Edge(R)--VA Option (1)    $          2.91      $         4.19       $        9.25       $         1.12
               The Phoenix Edge(R)--VA Option (2)    $          2.77      $         4.13       $        8.94       $         1.11
               The Phoenix Edge(R)--VA Option (3)    $          2.61      $         4.11       $        8.48       $          -

                       See Notes to Financial Statements
                                      SA - 8

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Assets:
      Investments at fair value                      $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516
          Shares                                   {         792,905 }  {        295,338 }   {       642,257 }   {      5,038,157 }
          Cost                                     { $     8,145,649 }  { $    2,981,106 }   { $   6,574,526 }   { $   60,769,744 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516

Liabilities:
      Payable to PHL Variable Insurance Company      $            61      $          -         $         -         $           51
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     6,800,557      $    3,075,468       $   6,885,859       $   70,962,562
      Contracts in payout (annuitization period)     $     1,815,872      $          -         $         -         $      195,903

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
               Units Outstanding                           7,937,007           2,948,888           6,417,418           19,887,940
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         4.07
               Asset Manager Option 2                $           -        $          -         $         -         $         4.03
               Freedom Edge(R)                       $           -        $         1.04       $        1.07       $         1.71
               Phoenix Dimensions(SM) Option (1)     $          1.09      $          -         $        1.08       $         1.21
               Phoenix Dimensions(SM) Option (2)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Income Choice(R)              $          1.09      $          -         $         -         $         4.04
               Phoenix Investor's Edge(R) Option (1) $          1.08      $         1.04       $        1.07       $         3.76
               Phoenix Investor's Edge(R) Option (2) $          1.08      $         1.04       $        1.07       $         3.73
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.04       $        1.07       $         3.70
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.04       $        1.07       $         3.72
               Phoenix Premium Edge(R)               $          1.08      $         1.04       $        1.07       $         4.88
               Phoenix Spectrum Edge(R) Option (1)   $          1.09      $         1.05       $        1.08       $         3.87
               Phoenix Spectrum Edge(R) Option (2)   $          1.09      $         1.05       $        1.08       $         3.84
               Phoenix Spectrum Edge(R) Option (3)   $          1.09      $          -         $        1.07       $         3.81
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $         -         $         3.83
               Retirement Planner's Edge             $           -        $         1.04       $        1.07       $         4.99
               The Big Edge Choice(R)                $          1.04      $         1.03       $        1.04       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.09      $         1.05       $        1.08       $         5.24
               The Phoenix Edge(R)--VA Option (2)    $          1.09      $         1.05       $        1.08       $         5.53
               The Phoenix Edge(R)--VA Option (3)    $           -        $         1.04       $         -         $         4.79

                       See Notes to Financial Statements
                                      SA - 9

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Assets:
      Investments at fair value                      $    45,913,247      $   51,685,008       $  64,412,217       $      461,306
          Shares                                   {       2,695,176 }  {      3,768,650 }   {     5,046,649 }   {         40,825 }
          Cost                                     { $    39,541,592 }  { $   48,280,091 }   { $  54,571,141 }   { $      493,654 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    45,913,247      $   51,685,008       $  64,412,217       $      461,306

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          1         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    45,858,055      $   51,501,417       $  31,832,341       $      461,306
      Contracts in payout (annuitization period)     $        55,192           $ 183,590       $  32,579,876       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                           $ 45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            11,111,956          19,854,818          32,874,701              481,362
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         3.24       $         -         $          -
               Asset Manager Option 2                $           -        $         3.20       $         -         $          -
               Freedom Edge(R)                       $          1.80      $         1.48       $        1.37       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.24      $         1.25       $        1.18       $         0.95
               Phoenix Dimensions(SM) Option (2)     $          1.23      $         1.25       $         -         $         0.95
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.23      $          -         $        1.17       $          -
               Phoenix Income Choice(R)              $          4.02      $         2.36       $        2.23       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $        2.10       $          -
               Phoenix Investor's Edge(R) Option (1) $          3.97      $         2.64       $        2.34       $         0.95
               Phoenix Investor's Edge(R) Option (2) $          3.94      $         2.62       $        2.32       $         0.95
               Phoenix Investor's Edge(R) Option (3) $          3.91      $         2.60       $        2.31       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.93      $         2.61       $        2.32       $          -
               Phoenix Premium Edge(R)               $          4.14      $         2.45       $        1.81       $         0.95
               Phoenix Spectrum Edge(R) Option (1)   $          4.08      $         2.72       $        2.41       $         0.95
               Phoenix Spectrum Edge(R) Option (2)   $          4.05      $         2.69       $        2.39       $         0.95
               Phoenix Spectrum Edge(R) Option (3)   $          4.02      $         2.67       $        2.37       $         0.95
               Phoenix Spectrum Edge(R) Option (4)   $          4.04      $         2.69       $        2.38       $          -
               Retirement Planner's Edge             $          4.31      $         2.90       $        1.92       $         0.95
               The Big Edge Choice(R)                $          4.64      $         1.84       $        1.41       $         1.00
               The Phoenix Edge(R)--VA Option (1)    $          4.80      $         3.49       $        1.97       $         0.95
               The Phoenix Edge(R)--VA Option (2)    $          4.36      $         3.31       $        1.90       $         0.95
               The Phoenix Edge(R)--VA Option (3)    $          4.60      $         2.95       $        1.87       $         0.95

                       See Notes to Financial Statements
                                      SA - 10

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Assets:
      Investments at fair value                      $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
          Shares                                   {          44,406 }  {        546,004 }   {       213,312 }   {        302,851 }
          Cost                                     { $       551,886 }  { $    5,540,908 }   { $   5,278,255 }   { $    2,025,040 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       529,764      $    5,525,558       $   4,596,909       $    3,055,775

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       529,764      $    5,525,558       $   4,589,678       $    3,055,775
      Contracts in payout (annuitization period)     $           -        $          -         $       7,231       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               522,344           5,355,119           5,006,612            1,852,918
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $           -        $          -         $        0.82       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.02      $         1.03       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.03       $         -         $          -
               Phoenix Income Choice(R)              $           -        $          -         $        0.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.01      $         1.03       $        0.91       $         1.64
               Phoenix Investor's Edge(R) Option (2) $          1.01      $         1.03       $        0.91       $         1.63
               Phoenix Investor's Edge(R) Option (3) $           -        $          -         $        0.90       $         1.62
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.03       $        0.91       $         1.63
               Phoenix Premium Edge(R)               $          1.01      $         1.03       $        0.92       $         1.64
               Phoenix Spectrum Edge(R) Option (1)   $          1.02      $         1.03       $        0.93       $         1.67
               Phoenix Spectrum Edge(R) Option (2)   $          1.02      $         1.03       $        0.93       $         1.66
               Phoenix Spectrum Edge(R) Option (3)   $          1.01      $         1.03       $        0.92       $         1.65
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $        0.93       $         1.66
               Retirement Planner's Edge             $          1.01      $         1.03       $        0.92       $         1.65
               The Big Edge Choice(R)                $          1.00      $         1.01       $         -         $          -
               The Phoenix Edge(R)--VA Option (1)    $           -        $         1.04       $        0.94       $         1.68
               The Phoenix Edge(R)--VA Option (2)    $          1.02      $         1.03       $        0.93       $         1.66
               The Phoenix Edge(R)--VA Option (3)    $          1.01      $          -         $        0.92       $          -

                       See Notes to Financial Statements
                                      SA - 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Assets:
      Investments at fair value                      $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101
          Shares                                   {         407,567 }  {        415,065 }   {     2,237,855 }   {        232,463 }
          Cost                                     { $     4,439,573 }  { $    4,026,862 }   { $  32,413,628 }   { $    5,166,880 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         1         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     5,489,937      $    5,720,499       $  41,720,950       $    5,056,101
      Contracts in payout (annuitization period)     $           -        $        3,231       $     171,700       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                             3,541,453           3,217,177          15,754,397            2,407,755
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $        3.85       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.48      $         1.07       $        1.76       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.22      $          -         $        1.33       $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.06       $        1.32       $          -
               Phoenix Income Choice(R)              $           -        $         5.43       $        2.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.53      $         1.07       $        3.20       $          -
               Phoenix Investor's Edge(R) Option (2) $          1.53      $         1.06       $        3.18       $          -
               Phoenix Investor's Edge(R) Option (3) $          1.52      $          -         $        3.16       $          -
               Phoenix Investor's Edge(R) Option (4) $          1.52      $          -         $        3.17       $          -
               Phoenix Premium Edge(R)               $          1.54      $         4.30       $        2.49       $         2.89
               Phoenix Spectrum Edge(R) Option (1)   $          1.57      $         1.07       $        3.30       $          -
               Phoenix Spectrum Edge(R) Option (2)   $          1.56      $         1.07       $        3.27       $          -
               Phoenix Spectrum Edge(R) Option (3)   $          1.55      $          -         $        3.25       $          -
               Phoenix Spectrum Edge(R) Option (4)   $          1.55      $          -         $        3.26       $          -
               Retirement Planner's Edge             $          1.55      $         3.69       $        2.84       $         3.26
               The Big Edge Choice(R)                $          1.55      $         1.38       $        1.80       $         2.02
               The Phoenix Edge(R)--VA Option (1)    $          1.58      $         4.44       $        2.90       $         3.41
               The Phoenix Edge(R)--VA Option (2)    $          1.56      $         4.33       $        2.90       $         3.35
               The Phoenix Edge(R)--VA Option (3)    $          1.55      $         3.72       $        2.68       $         2.95

                       See Notes to Financial Statements
                                      SA - 12

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Assets:
      Investments at fair value                      $    48,506,389      $      196,690       $  22,576,110       $  137,774,156
          Shares                                   {       3,044,974 }  {         13,208 }   {       848,088 }   {      3,298,399 }
          Cost                                     { $    36,486,117 }  { $      189,512 }   { $  14,347,516 }   { $   71,524,743 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    48,506,389      $      196,690       $  22,576,110       $  137,774,156

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          -         $         -         $           55
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    48,392,992      $      196,690       $  22,570,370       $  137,586,079
      Contracts in payout (annuitization period)     $       113,396      $          -         $       5,740       $      188,022

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            18,181,245             184,065           6,205,185           29,983,389
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         5.97
               Asset Manager Option 2                $          3.70      $          -         $         -         $          -
               Freedom Edge(R)                       $          1.69      $          -         $        2.32       $         2.56
               Phoenix Dimensions(SM) Option (1)     $          1.31      $          -         $        1.56       $         1.59
               Phoenix Dimensions(SM) Option (2)     $          1.30      $          -         $        1.55       $         1.58
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.30      $          -         $        1.55       $         1.57
               Phoenix Income Choice(R)              $          3.07      $          -         $         -         $         4.45
               Phoenix Investor's Edge(R) Option (1) $          3.11      $          -         $        4.49       $         5.22
               Phoenix Investor's Edge(R) Option (2) $          3.08      $         1.07       $        4.45       $         5.18
               Phoenix Investor's Edge(R) Option (3) $          3.06      $          -         $        4.42       $         5.14
               Phoenix Investor's Edge(R) Option (4) $          3.07      $          -         $        4.44       $         5.17
               Phoenix Premium Edge(R)               $          2.98      $         1.07       $        2.80       $         2.95
               Phoenix Spectrum Edge(R) Option (1)   $          3.19      $         1.07       $        4.62       $         5.37
               Phoenix Spectrum Edge(R) Option (2)   $          3.17      $          -         $        4.58       $         5.33
               Phoenix Spectrum Edge(R) Option (3)   $          3.15      $          -         $        4.55       $         5.29
               Phoenix Spectrum Edge(R) Option (4)   $          3.16      $          -         $        4.57       $         5.31
               Retirement Planner's Edge             $          3.54      $         1.07       $        4.74       $         4.54
               The Big Edge Choice(R)                $          2.10      $         1.03       $        2.89       $         5.07
               The Phoenix Edge(R)--VA Option (1)    $          3.75      $         1.07       $        4.89       $         4.71
               The Phoenix Edge(R)--VA Option (2)    $          3.76      $         1.07       $        4.67       $         4.49
               The Phoenix Edge(R)--VA Option (3)    $          3.29      $          -         $        4.64       $         4.44

                       See Notes to Financial Statements
                                      SA - 13

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Assets:
      Investments at fair value                      $    27,833,162      $  110,680,545
          Shares                                   {       1,064,363 }  {      3,044,020 }
          Cost                                     { $    18,498,456 }  { $   57,630,878 }

                                                    -----------------    ----------------
      Total Assets                                   $    27,833,162      $  110,680,545

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -
                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
Net Assets:
      Accumulation Units                             $    27,808,574      $  110,388,193
      Contracts in payout (annuitization period)     $        24,588      $      292,352

                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
                                                    =================    ================
             Units Outstanding                             7,310,447          30,669,588
                                                    =================    ================

             Unit Value
               Asset Manager Option 1                $           -        $         4.15
               Asset Manager Option 2                $           -        $          -
               Freedom Edge(R)                       $          1.60      $         1.55
               Phoenix Dimensions(SM) Option (1)     $          1.34      $         1.16
               Phoenix Dimensions(SM) Option (2)     $          1.33      $         1.16
               Phoenix Dimensions(SM) Option (3)     $           -        $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $          -
               Phoenix Income Choice(R)              $          3.87      $         3.21
               Phoenix Investor's Edge(R) Option (1) $          3.69      $         3.31
               Phoenix Investor's Edge(R) Option (2) $          3.66      $         3.29
               Phoenix Investor's Edge(R) Option (3) $          3.63      $         3.26
               Phoenix Investor's Edge(R) Option (4) $          3.65      $         3.28
               Phoenix Premium Edge(R)               $          3.87      $         3.70
               Phoenix Spectrum Edge(R) Option (1)   $          3.80      $         3.41
               Phoenix Spectrum Edge(R) Option (2)   $          3.77      $         3.38
               Phoenix Spectrum Edge(R) Option (3)   $          3.74      $         3.36
               Phoenix Spectrum Edge(R) Option (4)   $          3.76      $         3.37
               Retirement Planner's Edge             $          4.86      $         3.64
               The Big Edge Choice(R)                $          2.82      $         3.65
               The Phoenix Edge(R)--VA Option (1)    $          4.90      $         3.75
               The Phoenix Edge(R)--VA Option (2)    $          4.69      $         3.63
               The Phoenix Edge(R)--VA Option (3)    $          4.57      $         3.63

                       See Notes to Financial Statements
                                      SA - 14

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Income:
      Dividends                                      $        33,996      $       83,435       $      78,260       $          -
Expenses:
      Mortality and expense fees                             600,431             121,616             109,398              205,264
      Administrative fees                                     63,367              12,703              10,890               20,418
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (629,802)            (50,884)            (42,028)            (225,682)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            386,676              17,982              86,117              601,712
      Realized gain distributions                                  -                   -             833,858                   -
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                   386,676              17,982             919,975              601,712
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,955,842           1,181,387             (62,659)           2,229,359
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,712,716      $    1,148,485       $     815,288       $    2,605,389
                                                    =================    ================     ===============     ================


                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------
Income:
      Dividends                                      $       760,734      $    7,211,181       $   1,968,503       $    1,063,236
Expenses:
      Mortality and expense fees                             800,246           2,194,492             285,093            1,142,479
      Administrative fees                                     78,713             231,019              28,272              117,268
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (118,225)          4,785,670           1,655,138             (196,511)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,681,265               9,002             (28,277)             171,657
      Realized gain distributions                                  -                   -                   -            7,991,777
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                 1,681,265               9,002             (28,277)           8,163,434
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        7,177,035             752,579             418,503              990,372
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     8,740,075      $    5,547,251       $   2,045,364       $    8,957,295
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 15

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Income:
      Dividends                                      $       108,533      $      111,070       $      14,990       $          -
Expenses:
      Mortality and expense fees                             330,365             450,306              27,477               63,207
      Administrative fees                                     35,017              47,051               2,468                6,143
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (256,849)           (386,287)            (14,955)             (69,350)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              9,861           1,066,158               7,962              157,766
      Realized gain distributions                                  -                   -               2,005              362,422
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                     9,861           1,066,158               9,967              520,188
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,415,192           1,262,500             387,475              186,715
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,168,204      $    1,942,371       $     382,487       $      637,553
                                                    =================    ================     ===============     ================


                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Income:
      Dividends                                      $       924,112      $    1,525,518       $      93,621       $      507,006
Expenses:
      Mortality and expense fees                             199,162           1,319,424             250,745              516,878
      Administrative fees                                     19,121             139,083              25,100               50,570
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                 705,829              67,011            (182,224)             (60,442)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,813             315,039             188,898              289,789
      Realized gain distributions                                  -           4,087,918           1,458,736            1,291,212
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                    35,813           4,402,957           1,647,634            1,581,001
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                          413,504          11,979,394             476,173            4,995,401
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     1,155,146      $   16,449,362       $   1,941,583       $    6,515,960
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 16

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Income:
      Dividends                                      $           -         $        2,496        $         -        $         -
Expenses:
      Mortality and expense fees                                 208                2,119                1,299              3,128
      Administrative fees                                         23                  227                  134                311
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                    (231)                 150               (1,433)            (3,439)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 (1)                  62                   19              2,612
      Realized gain distributions                                915                  -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       914                   62                   19              2,612
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              618               42,500               17,675             68,119
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $         1,301       $       42,712        $      16,261      $      67,292
                                                    =================     ================      ===============    ===============


                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE     PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES            GROWTH SERIES       INCOME SERIES       GROWTH SERIES
                                                    -----------------    -----------------   ------------------  ------------------
Income:
      Dividends                                      $           -         $      192,747        $   1,086,976      $         -
Expenses:
      Mortality and expense fees                               1,114              953,726            1,115,843            272,211
      Administrative fees                                        110               99,026              117,325             28,279
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                  (1,224)            (860,005)            (146,192)          (300,490)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                331           (8,188,476)           1,102,645         (1,123,135)
      Realized gain distributions                                -                    -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       331           (8,188,476)           1,102,645         (1,123,135)
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                           17,128            9,782,072           13,125,219          1,433,192
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $        16,235       $      733,591        $  14,081,672      $       9,567
                                                    =================     ================      ===============    ===============

                       See Notes to Financial Statements
                                      SA - 17

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   -----------------  ------------------- --------------------
Income:
      Dividends                                      $     2,995,526      $    5,901,213       $   1,494,408       $   2,025,802
Expenses:
      Mortality and expense fees                             861,292           1,351,542             445,732             980,367
      Administrative fees                                     85,306             137,003              41,220             100,432
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               2,048,928           4,412,668           1,007,456             945,003
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -              (480,006)             17,439              (3,400)
      Realized gain distributions                                -                   -                   -             9,321,450
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                       -              (480,006)             17,439           9,318,050
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              -             1,884,468             341,930          (1,731,785)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     2,048,928      $    5,817,130       $   1,366,825       $   8,531,268
                                                    =================    ================     ===============     ===============


                                                                                                                     PHOENIX-S&P
                                                                                               PHOENIX-DUFF &       DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Income:
      Dividends                                      $     2,655,437      $        3,855       $   1,247,034       $      89,679
Expenses:
      Mortality and expense fees                           1,198,900             241,460           1,148,467              48,257
      Administrative fees                                    126,228              24,933             115,683               4,921
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               1,330,309            (262,538)            (17,116)             36,501
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            433,494             131,607           2,843,424                (225)
      Realized gain distributions                                  -                   -           7,681,063                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   433,494             131,607          10,524,487                (225)
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       24,280,993           3,391,312          17,409,048             593,009
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $    26,044,796      $    3,260,381       $  27,916,419       $     629,285
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 18

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Income:
      Dividends                                      $       102,487      $       45,403       $      87,250       $     283,976
Expenses:
      Mortality and expense fees                              56,356              16,102              34,764             833,889
      Administrative fees                                      3,667               1,548               3,119              84,798
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                  42,464              27,753              49,367            (634,711)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (14,711)               (631)             (2,400)          1,885,765
      Realized gain distributions                                -                   -                12,013           8,615,774
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   (14,711)               (631)              9,613          10,501,539
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          470,841              94,363             311,333          (1,423,170)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       498,594      $      121,485       $     370,313       $   8,443,658
                                                    =================    ================     ===============     ===============


                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Income:

      Dividends                                      $        95,225      $      843,072       $     663,712       $      11,949
Expenses:
      Mortality and expense fees                             498,415             621,080             937,787               1,503
      Administrative fees                                     51,487              63,887              21,619                 146
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (454,677)            158,105            (295,694)             10,300
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            904,250           1,701,619           1,089,063               2,939
      Realized gain distributions                          6,524,214           8,270,246                 -                 1,634
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 7,428,464           9,971,865           1,089,063               4,573
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       (1,175,324)         (1,018,034)          4,987,054             (32,348)
Net increase (decrease) in net assets from
    operations                                       $     5,798,463      $    9,111,936       $   5,780,423       $     (17,475)
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 19

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Income:
      Dividends                                      $        10,028      $       64,148       $     190,237       $      35,773
Expenses:
      Mortality and expense fees                               2,547              16,186              85,267              53,435
      Administrative fees                                        276               1,729               7,588               4,776
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                   7,205              46,233              97,382             (22,438)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              3,678              (1,545)           (334,612)            540,478
      Realized gain distributions                             13,839              29,298                 -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                    17,517              27,753            (334,612)            540,478
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          (22,122)            (15,350)            714,017               6,112
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $         2,600      $       58,636       $     476,787       $     524,152
                                                    =================    ================     ===============     ===============


                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Income:
      Dividends                                      $           -        $       45,652       $     465,479       $     350,825
Expenses:
      Mortality and expense fees                              93,391              48,363             450,459              61,079
      Administrative fees                                      9,177               5,159              46,649               6,187
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (102,568)             (7,870)            (31,629)            283,559
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            284,801              52,345             128,014              19,542
      Realized gain distributions                            293,192                 -                   -               313,623
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   577,993              52,345             128,014             333,165
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          107,051             893,125           6,628,741             272,136
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       582,476      $      937,600       $   6,725,126       $     888,860
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 20

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Income:
      Dividends                                      $       526,613      $          263       $      58,918       $     710,190
Expenses:
      Mortality and expense fees                             511,261                 673             244,659           1,493,852
      Administrative fees                                     50,849                  65              24,819             155,999
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                 (35,497)               (475)           (210,560)           (939,661)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,404,837               1,401             685,569           7,941,803
      Realized gain distributions                          1,467,108                 501                   -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 2,871,945               1,902             685,569           7,941,803
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                        4,840,955               7,178           5,270,169          30,756,144
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     7,677,403      $        8,605       $   5,745,178       $  37,758,286
                                                    =================    ================     ===============     ===============


                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Income:
      Dividends                                             $ 89,846           $ 294,389
Expenses:
      Mortality and expense fees                             297,400           1,440,068
      Administrative fees                                     30,920             149,919
                                                    -----------------    ----------------
Net investment income (loss)                                (238,474)         (1,295,598)
                                                    -----------------    ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            345,219          12,351,227
      Realized gain distributions                            745,978           4,152,618
                                                    -----------------    ----------------
      Realized gain (loss)                                 1,091,197          16,503,845
                                                    -----------------    ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        3,234,944          (7,644,829)
                                                    -----------------   -----------------
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
    operations                                       $     4,087,667      $    7,563,418
                                                    =================    ================

                       See Notes to Financial Statements
                                      SA - 21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                    AIM V.I. CAPITAL APPRECIATION FUND
                                                                  - CLASS I                  AIM V.I. CORE EQUITY FUND - CLASS I
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                (2006)             (2005)
                                                          ----                ----                ------             ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (629,802)    $      (448,195)    $       (50,884)    $           -
          Realized gains (losses)                            386,676              35,893              17,982                 -
          Unrealized appreciation (depreciation)
               during the year                             2,955,842           3,526,299           1,181,387                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,712,716           3,113,997           1,148,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,385,141          10,387,848             112,357                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    3,722,496           4,828,922          15,453,866                 -
          Transfers for contract
               benefits and terminations                  (4,489,247)         (2,361,115)         (1,196,822)                -
          Contract maintenance charges                      (212,026)            (53,858)            (59,634)                -
          Net change to contracts in payout period            (1,189)                821                (752)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          13,405,175          12,802,618          14,309,015                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         16,117,891          15,916,615          15,457,500                 -

Net assets at beginning of period                         44,482,720          28,566,105                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    60,600,611     $    44,482,720     $    15,457,500     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                                 CLASS I                             PORTFOLIO - CLASS O
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (42,028)    $       (75,322)    $      (225,682)    $      (214,133)
          Realized gains (losses)                            919,975             310,269             601,712             852,854
          Unrealized appreciation (depreciation)
               during the year                               (62,659)            314,887           2,229,359           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        815,288             549,834           2,605,389           1,795,762
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               214,785             408,157             594,825             437,393
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,123,761)          1,406,204          (1,884,679)         (2,218,549)
          Transfers for contract
               benefits and terminations                    (908,567)         (1,120,228)         (2,033,668)         (2,015,676)
          Contract maintenance charges                       (19,118)            (18,222)            (48,261)            (52,275)
          Net change to contracts in payout period               199               4,500                 148                 279
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,836,462)            680,411          (3,371,635)         (3,848,828)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,021,174)          1,230,245            (766,246)         (2,053,066)

Net assets at beginning of period                          9,222,407           7,992,162          17,219,134          19,272,200
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,201,233     $     9,222,407     $    16,452,888     $    17,219,134
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                       DWS EQUITY 500 INDEX FUND VIP -        FEDERATED FUND FOR U.S. GOVERNMENT
                                                                   CLASS A                              SECURITIES II
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (118,225)    $        (1,457)    $     4,785,670     $     3,435,604
          Realized gains (losses)                          1,681,265             425,234               9,002             124,977
          Unrealized appreciation (depreciation)
               during the year                             7,177,035           1,241,198             752,579          (2,548,492)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,740,075           1,664,975           5,547,251           1,012,089
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            23,595,867          11,982,208          41,721,638          36,146,832
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,738,998)          4,150,714          16,746,590          12,573,073
          Transfers for contract
               benefits and terminations                  (7,391,490)         (5,107,589)        (19,298,876)        (13,536,512)
          Contract maintenance charges                      (221,721)            (65,755)           (762,653)           (265,174)
          Net change to contracts in payout period            (5,657)              1,486              (5,171)              1,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,238,001          10,961,064          38,401,528          34,919,279
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         22,978,076          12,626,039          43,948,779          35,931,368

Net assets at beginning of period                         56,171,369          43,545,330         165,069,297         129,137,929
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    79,149,445     $    56,171,369     $   209,018,076     $   165,069,297
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II -    FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                              PRIMARY SHARES                           SERVICE CLASS
                                                    --------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,655,138     $     1,851,956     $      (196,511)    $      (779,591)
          Realized gains (losses)                            (28,277)            603,640           8,163,434             242,438
          Unrealized appreciation (depreciation)
               during the year                               418,503          (2,175,326)            990,372          10,694,460
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,045,364             280,270           8,957,295          10,157,307
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               603,492           1,153,701           4,230,344           3,373,692
          Transfers between Investment Options
               (including GIA/MVA), net                    1,777,518          (4,986,068)         13,044,333          27,397,289
          Transfers for contract
               benefits and terminations                  (3,831,865)         (4,360,306)        (10,702,935)         (7,358,834)
          Contract maintenance charges                       (67,183)            (84,683)           (191,059)           (159,110)
          Net change to contracts in payout period               108                  61              (9,799)             (2,211)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,517,930)         (8,277,295)          6,370,884          23,250,826
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            527,434          (7,997,025)         15,328,179          33,408,133

Net assets at beginning of period                         23,181,803          31,178,828          84,975,303          51,567,170
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    23,709,237     $    23,181,803     $   100,303,482     $    84,975,303
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FIDELITY VIP GROWTH OPPORTUNITIES         FIDELITY VIP GROWTH PORTFOLIO -
                                                          PORTFOLIO - SERVICE CLASS                     SERVICE CLASS
                                                    --------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (256,849)    $       (68,075)    $      (386,287)    $      (380,987)
          Realized gains (losses)                              9,861              54,873           1,066,158             536,242
          Unrealized appreciation (depreciation)
               during the year                             2,415,192             895,127           1,262,500           1,592,724
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,168,204             881,925           1,942,371           1,747,979
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            18,220,029           8,393,170             649,165           3,902,385
          Transfers between Investment Options
               (including GIA/MVA), net                    7,866,320           2,452,075          (1,759,015)           (981,248)
          Transfers for contract
               benefits and terminations                  (1,752,890)           (898,999)         (5,040,945)         (3,574,861)
          Contract maintenance charges                       (92,080)            (19,204)           (175,715)            (77,251)
          Net change to contracts in payout period            (1,002)              3,932                 (25)              2,989
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          24,240,377           9,930,974          (6,326,535)           (727,986)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         26,408,581          10,812,899          (4,384,164)          1,019,993

Net assets at beginning of period                         16,245,136           5,432,237          40,518,153          39,498,160
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    42,653,717     $    16,245,136     $    36,133,989     $    40,518,153
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FRANKLIN INCOME SECURITIES FUND -     LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                                                   CLASS 2                              SERVICE SHARES
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (14,955)    $           -       $       (69,350)    $       (57,810)
          Realized gains (losses)                              9,967                 -               520,188             489,681
          Unrealized appreciation (depreciation)
               during the year                               387,475                 -               186,715             229,985
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        382,487                 -               637,553             661,856
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,885,093                 -               246,865             115,814
          Transfers between Investment Options
               (including GIA/MVA), net                    4,005,850                 -            (1,298,207)          5,250,166
          Transfers for contract
               benefits and terminations                    (287,528)                -              (736,712)           (450,997)
          Contract maintenance charges                        (3,001)                -               (17,573)             (6,543)
          Net change to contracts in payout period                 -                 -                  (161)                583
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,600,414                 -            (1,805,788)          4,909,023
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,982,901                 -            (1,168,235)          5,570,879

Net assets at beginning of period                                  -                 -             5,570,879                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,982,901     $           -       $     4,402,644     $     5,570,879
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         LORD ABBETT BOND-DEBENTURE             LORD ABBETT GROWTH AND INCOME
                                                            PORTFOLIO - CLASS VC                     PORTFOLIO - CLASS VC
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       705,829     $       596,872     $        67,011     $       145,984
          Realized gains (losses)                             35,813             196,657           4,402,957           5,647,016
          Unrealized appreciation (depreciation)
               during the year                               413,504            (169,305)         11,979,394             (10,575)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,155,146             624,224          16,449,362           5,782,425
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               328,082             448,949          22,860,896          12,659,977
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,843          15,538,826           5,557,669          82,325,347
          Transfers for contract
               benefits and terminations                  (2,221,705)         (1,206,982)        (11,357,011)         (4,368,446)
          Contract maintenance charges                       (50,893)            (19,159)           (468,395)            (78,134)
          Net change to contracts in payout period             8,030                (784)             (1,063)               (346)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (468,643)         14,760,850          16,592,096          90,538,398
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            686,503          15,385,074          33,041,458          96,320,823

Net assets at beginning of period                         15,385,074                   -          96,320,823                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,071,577     $    15,385,074     $   129,362,281     $    96,320,823
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    LORD ABBETT MID-CAP VALUE PORTFOLIO -      MUTUAL SHARES SECURITIES FUND -
                                                                   CLASS VC                                CLASS 2
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (182,224)    $       (98,596)    $       (60,442)    $      (171,631)
          Realized gains (losses)                          1,647,634           1,360,840           1,581,001             390,345
          Unrealized appreciation (depreciation)
               during the year                               476,173           1,146,112           4,995,401           2,516,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,941,583           2,408,356           6,515,960           2,735,626
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               549,702             774,780           5,965,594           1,568,359
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,604,041)         19,758,243          11,118,934           8,077,735
          Transfers for contract
               benefits and terminations                  (3,134,651)         (1,302,466)         (5,170,809)         (3,212,506)
          Contract maintenance charges                       (61,287)            (23,299)            (90,546)            (55,131)
          Net change to contracts in payout period               579               4,709               1,216                 593
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,249,698)         19,211,967          11,824,389           6,379,050
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,308,115)         21,620,323          18,340,349           9,114,676

Net assets at beginning of period                         21,620,323                   -          35,252,045          26,137,369
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,312,208     $    21,620,323     $    53,592,394     $    35,252,045
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                        NEUBERGER BERMAN AMT FASCIANO           NEUBERGER BERMAN AMT GUARDIAN
                                                             PORTFOLIO - S CLASS                     PORTFOLIO - S CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $          (231)    $           -       $           150     $           -
          Realized gains (losses)                                914                 -                    62                 -
          Unrealized appreciation (depreciation)
               during the year                                   618                 -                42,500                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          1,301                 -                42,712                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,015                 -                49,677                 -
          Transfers between Investment Options
               (including GIA/MVA), net                       33,436                 -               442,007                 -
          Transfers for contract
               benefits and terminations                           -                 -                  (238)                -
          Contract maintenance charges                            (3)                -                  (351)                -
          Net change to contracts in payout period                 -                 -                     -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              35,448                 -               491,095                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets             36,749                 -               533,807                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $        36,749     $           -       $       533,807     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER CAPITAL APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                                          FUND/VA - SERVICE SHARES                FUND/VA - SERVICE SHARES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,433)    $           -       $        (3,439)    $           -
          Realized gains (losses)                                 19                 -                 2,612                 -
          Unrealized appreciation (depreciation)
               during the year                                17,675                 -                68,119                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,261                 -                67,292                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                11,521                 -               148,854                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      348,164                 -               967,293                 -
          Transfers for contract
               benefits and terminations                        (818)                -               (20,647)                -
          Contract maintenance charges                           (94)                -                  (295)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             358,773                 -             1,095,205                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            375,034                 -             1,162,497                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       375,034     $           -       $     1,162,497     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER MAIN STREET SMALL CAP
                                                          FUND/VA - SERVICE SHARES              PHOENIX CAPITAL GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,224)    $           -       $      (860,005)    $    (1,210,766)
          Realized gains (losses)                                331                 -            (8,188,476)        (12,488,369)
          Unrealized appreciation (depreciation)
               during the year                                17,128                 -             9,782,072          14,944,314
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,235                 -               733,591           1,245,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                41,593                 -             1,568,683           2,224,743
          Transfers between Investment Options
               (including GIA/MVA), net                      366,411                 -            23,847,309         (12,633,701)
          Transfers for contract
               benefits and terminations                      (1,143)                -           (15,169,099)        (16,162,804)
          Contract maintenance charges                           (80)                -              (205,147)           (229,516)
          Net change to contracts in payout period               -                   -                  (588)                296
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             406,781                 -            10,041,158         (26,800,982)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            423,016                 -            10,774,749         (25,555,803)

Net assets at beginning of period                                -                   -            86,963,279         112,519,082
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       423,016     $           -       $    97,738,028     $    86,963,279
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES          PHOENIX MID-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (146,192)    $      (215,545)    $      (300,490)    $      (299,839)
          Realized gains (losses)                          1,102,645             531,094          (1,123,135)         (2,267,064)
          Unrealized appreciation (depreciation)
               during the year                            13,125,219           2,664,755           1,433,192           2,986,577
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     14,081,672           2,980,304               9,567             419,674
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,769,302          12,125,183             576,569             563,582
          Transfers between Investment Options
               (including GIA/MVA), net                    5,492,548          (1,682,317)         19,221,615          (7,072,638)
          Transfers for contract
               benefits and terminations                 (12,619,716)        (10,885,252)         (3,802,821)         (2,745,313)
          Contract maintenance charges                      (379,770)           (185,098)            (79,894)            (55,120)
          Net change to contracts in payout period              (886)              3,404                 160                 363
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,261,478            (624,080)         15,915,629          (9,309,126)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         18,343,150           2,356,224          15,925,196          (8,889,452)

Net assets at beginning of period                         90,057,798          87,701,574          20,150,827          29,040,279
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   108,400,948     $    90,057,798     $    36,076,023     $    20,150,827
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         PHOENIX MONEY MARKET SERIES       PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                    -------------------------------------  ----------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     2,048,928     $       706,114     $     4,412,668     $     3,849,984
          Realized gains (losses)                                -                   -              (480,006)           (913,772)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -             1,884,468          (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,048,928             706,114           5,817,130             415,121
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,106,036          18,781,746           7,188,721           7,771,585
          Transfers between Investment Options
               (including GIA/MVA), net                   25,485,301           5,278,922           4,951,052           6,188,311
          Transfers for contract
               benefits and terminations                 (28,270,279)        (30,250,339)        (15,952,559)        (17,248,344)
          Contract maintenance charges                      (286,434)           (284,773)           (274,718)           (211,692)
          Net change to contracts in payout period             3,333              19,152              (6,572)             (7,025)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          11,037,957          (6,455,292)         (4,094,076)         (3,507,165)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         13,086,885          (5,749,178)          1,723,054          (3,092,044)

Net assets at beginning of period                         56,229,780          61,978,958         109,741,211         112,833,255
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    69,316,665     $    56,229,780     $   111,464,265     $   109,741,211
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX MULTI-SECTOR SHORT TERM BOND
                                                                   SERIES                    PHOENIX STRATEGIC ALLOCATION SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,007,456     $       762,009     $       945,003     $       977,004
          Realized gains (losses)                             17,439             (40,788)          9,318,050           2,039,604
          Unrealized appreciation (depreciation)
               during the year                               341,930            (769,153)         (1,731,785)         (2,852,463)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,366,825             (47,932)          8,531,268             164,145
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               953,585           2,238,220           1,806,411           2,633,712
          Transfers between Investment Options
               (including GIA/MVA), net                      286,767           5,734,503         (10,305,341)         (9,194,592)
          Transfers for contract
               benefits and terminations                  (4,351,100)         (3,823,937)        (15,552,819)        (18,449,590)
          Contract maintenance charges                       (66,953)            (40,337)           (155,375)           (190,563)
          Net change to contracts in payout period             7,438                 513              16,594               1,468
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,170,263)          4,108,962         (24,190,530)        (25,199,565)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,803,438)          4,061,030         (15,659,262)        (25,035,420)

Net assets at beginning of period                         34,440,399          30,379,369          91,736,137         116,771,557
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,636,961     $    34,440,399     $    76,076,875     $    91,736,137
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-ABERDEEN INTERNATIONAL SERIES   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,330,309     $     1,706,671     $      (262,538)    $      (189,932)
          Realized gains (losses)                            433,494            (976,640)            131,607           1,474,781
          Unrealized appreciation (depreciation)
               during the year                            24,280,993           7,975,983           3,391,312             734,853
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     26,044,796           8,706,014           3,260,381           2,019,702
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            15,927,161           4,256,858             604,353           1,904,567
          Transfers between Investment Options
               (including GIA/MVA), net                  151,460,404           5,275,979          18,610,054            (354,213)
          Transfers for contract
               benefits and terminations                 (11,211,331)         (8,179,607)         (2,128,377)         (1,193,564)
          Contract maintenance charges                      (290,176)           (133,889)            (73,650)            (23,238)
          Net change to contracts in payout period               560                 (88)               (288)                214
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         155,886,618           1,219,253          17,012,092             333,766
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets        181,931,414           9,925,267          20,272,473           2,353,468

Net assets at beginning of period                         63,544,839          53,619,572          15,538,703          13,185,235
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   245,476,253     $    63,544,839     $    35,811,176     $    15,538,703
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 36

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE     PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                              SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (17,116)    $       250,482     $        36,501     $           -
          Realized gains (losses)                         10,524,487           5,764,332                (225)                -
          Unrealized appreciation (depreciation)
               during the year                            17,409,048           3,024,312             593,009                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     27,916,419           9,039,126             629,285                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,850,329           9,281,417           6,138,940                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    6,412,947            (683,220)          2,421,774                 -
          Transfers for contract
               benefits and terminations                 (11,762,761)         (8,144,457)           (192,029)                -
          Contract maintenance charges                      (253,473)           (140,996)               (600)                -
          Net change to contracts in payout period             1,626               3,398                   -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,248,668             316,142           8,368,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         34,165,087           9,355,268           8,997,370                 -

Net assets at beginning of period                         76,155,368          66,800,100                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   110,320,455     $    76,155,368     $     8,997,370     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 37

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION    PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: GROWTH                         SERIES: MODERATE
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        42,464     $           -              $ 27,753     $           -
          Realized gains (losses)                            (14,711)                -                  (631)                -
          Unrealized appreciation (depreciation)
               during the year                               470,841                 -                94,363                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        498,594                 -               121,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             9,770,664                 -             1,205,790                 -
          Transfers between Investment Options
               (including GIA/MVA), net                     (941,566)                -             1,884,170                 -
          Transfers for contract
               benefits and terminations                    (662,688)                -              (131,895)                -
          Contract maintenance charges                        (1,108)                -                (4,082)                -
          Net change to contracts in payout period           (47,467)                -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,117,835                 -             2,953,983                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,616,429                 -             3,075,468                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,616,429     $           -       $     3,075,468     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 38

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                           SERIES: MODERATE GROWTH                         SERIES
                                                    -------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        49,367     $           -       $      (634,711)    $      (752,272)
          Realized gains (losses)                              9,613                 -            10,501,539           5,794,262
          Unrealized appreciation (depreciation)
               during the year                               311,333                 -            (1,423,170)         (1,415,313)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        370,313                 -             8,443,658           3,626,677
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,589,897                 -            11,030,116           6,063,899
          Transfers between Investment Options
               (including GIA/MVA), net                    3,100,821                 -            (4,337,879)          2,200,199
          Transfers for contract
               benefits and terminations                    (171,680)                -            (9,073,424)         (7,498,256)
          Contract maintenance charges                        (3,492)                -              (191,975)           (148,432)
          Net change to contracts in payout period                 -                 -                  (582)              2,794
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,515,546                 -            (2,573,744)            620,204
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,885,859                 -             5,869,914           4,246,881

Net assets at beginning of period                                  -                 -            65,288,551          61,041,670
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                              $ 6,885,859     $           -       $    71,158,465     $    65,288,551
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 39

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (454,677)    $      (501,908)    $       158,105     $      (151,400)
          Realized gains (losses)                          7,428,464           2,759,782           9,971,865             890,708
          Unrealized appreciation (depreciation)
               during the year                            (1,175,324)           (379,060)         (1,018,034)          1,303,745
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,798,463           1,878,814           9,111,936           2,043,053
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             8,383,872           4,139,097             896,679           1,165,743
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,363,134)           (475,464)         (3,765,158)         (8,889,358)
          Transfers for contract
               benefits and terminations                  (5,257,504)         (4,390,898)         (8,096,984)        (10,968,482)
          Contract maintenance charges                      (115,633)            (96,275)           (148,245)           (142,700)
          Net change to contracts in payout period               357                 336                 725               3,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,647,958            (823,204)        (11,112,983)        (18,831,326)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,446,421           1,055,610          (2,001,047)        (16,788,273)

Net assets at beginning of period                         38,466,826          37,411,216          53,686,054          70,474,327
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    45,913,247     $    38,466,826     $    51,685,007     $    53,686,054
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 40

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500 INDEX    PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                    SERIES                         PORTFOLIO - ADVISOR CLASS
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (295,694)    $      (383,241)    $        10,300     $           -
          Realized gains (losses)                          1,089,063              45,283               4,573                 -
          Unrealized appreciation (depreciation)
               during the year                             4,987,054           1,059,280             (32,348)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,780,423             721,322             (17,475)                -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               606,838             934,332              90,320                 -
          Transfers between Investment Options
               (including GIA/MVA), net                   17,765,426          (1,551,325)            395,604                 -
          Transfers for contract
               benefits and terminations                  (8,763,743)         (9,084,198)             (7,023)                -
          Contract maintenance charges                       (46,191)            (51,210)               (120)                -
          Net change to contracts in payout period            28,844             (57,488)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           9,591,174          (9,809,889)            478,781                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         15,371,597          (9,088,567)            461,306                 -

Net assets at beginning of period                         49,040,620          58,129,187                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    64,412,217     $    49,040,620     $       461,306     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PIMCO VIT REAL RETURN PORTFOLIO -      PIMCO VIT TOTAL RETURN PORTFOLIO -
                                                               ADVISOR CLASS                            ADVISOR CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $         7,205     $           -       $        46,233     $           -
          Realized gains (losses)                             17,517                 -                27,753                 -
          Unrealized appreciation (depreciation)
               during the year                               (22,122)                -               (15,350)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          2,600                 -                58,636                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                34,057                 -               132,039                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      498,864                 -             5,418,763                 -
          Transfers for contract
               benefits and terminations                      (5,589)                -               (76,730)                -
          Contract maintenance charges                          (168)                -                (7,150)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             527,164                 -             5,466,922                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            529,764                 -             5,525,558                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       529,764     $           -       $     5,525,558     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                               LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        97,382     $      (132,231)    $       (22,438)    $       (57,827)
          Realized gains (losses)                           (334,612)           (373,402)            540,478             147,754
          Unrealized appreciation (depreciation)
               during the year                               714,017            (219,893)              6,112              (5,544)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        476,787            (725,526)            524,152              84,383
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                69,173             351,606              29,686              70,448
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,548,208)           (697,142)         (2,301,485)            219,409
          Transfers for contract
               benefits and terminations                  (1,624,918)           (602,771)           (400,787)           (411,607)
          Contract maintenance charges                       (15,609)            (17,131)            (19,149)            (17,057)
          Net change to contracts in payout period            12,040                 119                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,107,522)           (965,319)         (2,691,735)           (138,807)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,630,735)         (1,690,845)         (2,167,583)            (54,424)

Net assets at beginning of period                          7,227,644           8,918,489           5,223,358           5,277,782
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,596,909     $     7,227,644     $     3,055,775     $     5,223,358
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 43

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST SECTOR ROTATION    TEMPLETON DEVELOPING MARKETS SECURITIES
                                                                    FUND                                FUND - CLASS 2
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (102,568)    $       (57,925)    $        (7,870)    $          (399)
          Realized gains (losses)                            577,993              73,711              52,345              76,253
          Unrealized appreciation (depreciation)
               during the year                               107,051             521,392             893,125             709,469
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,476             537,178             937,600             785,323
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               358,279              74,956             110,741              21,013
          Transfers between Investment Options
               (including GIA/MVA), net                   (2,875,340)          5,072,670           1,818,646            (138,812)
          Transfers for contract
               benefits and terminations                    (901,909)           (355,352)           (773,166)           (583,769)
          Contract maintenance charges                       (23,954)            (13,189)             (4,627)             (5,839)
          Net change to contracts in payout period               -                   -                    66                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,442,924)          4,779,085           1,151,660            (707,407)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,860,448)          5,316,263           2,089,260              77,916

Net assets at beginning of period                          8,350,385           3,034,122           3,634,470           3,556,554
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,489,937     $     8,350,385     $     5,723,730     $     3,634,470
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     TEMPLETON FOREIGN SECURITIES FUND -    TEMPLETON GLOBAL ASSET ALLOCATION FUND -
                                                                   CLASS 2                                  CLASS 2
                                                    -------------------------------------   ----------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:

          Net investment income (loss)               $       (31,629)    $       (50,255)    $       283,559     $       121,381
          Realized gains (losses)                            128,014            (475,665)            333,165             (78,564)
          Unrealized appreciation (depreciation)
               during the year                             6,628,741           3,442,410             272,136              42,362
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      6,725,126           2,916,490             888,860              85,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               878,759           3,280,489              55,695              30,568
          Transfers between Investment Options
               (including GIA/MVA), net                    3,894,591           1,955,902            (168,332)           (249,480)
          Transfers for contract
               benefits and terminations                  (5,229,694)         (4,328,570)           (698,111)           (908,432)
          Contract maintenance charges                      (126,832)            (70,053)             (4,034)             (6,286)
          Net change to contracts in payout period               298                (500)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (582,878)            837,268            (814,782)         (1,133,630)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,142,248           3,753,758              74,078          (1,048,451)

Net assets at beginning of period                         35,750,402          31,996,644           4,982,023           6,030,474
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    41,892,650     $    35,750,402     $     5,056,101     $     4,982,023
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES FUND -       VAN KAMPEN UIF EQUITY AND INCOME
                                                                  CLASS 2                            PORTFOLIO - CLASS II
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (35,497)    $       (96,004)    $          (475)    $           -
          Realized gains (losses)                          2,871,945             389,579               1,902                 -
          Unrealized appreciation (depreciation)
               during the year                             4,840,955           2,569,368               7,178                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,677,403           2,862,943               8,605                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,470,118           1,170,199              15,960                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,828           1,916,343             216,858                 -
          Transfers for contract
               benefits and terminations                  (6,645,322)         (4,970,285)            (42,631)                -
          Contract maintenance charges                       (68,768)            (70,098)             (2,102)                -
          Net change to contracts in payout period               714              (3,351)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             224,570          (1,957,192)            188,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,901,973             905,751             196,690                 -

Net assets at beginning of period                         40,604,415          39,698,664                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    48,506,388     $    40,604,415     $       196,690     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         WANGER INTERNATIONAL SELECT            WANGER INTERNATIONAL SMALL CAP
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (210,560)    $        86,706     $      (939,661)    $      (300,973)
          Realized gains (losses)                            685,569             262,426           7,941,803           4,646,176
          Unrealized appreciation (depreciation)
               during the year                             5,270,169           1,492,577          30,756,144          14,880,785
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,745,178           1,841,709          37,758,286          19,225,988
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,308,147           1,004,694           9,535,503           7,447,083
          Transfers between Investment Options
               (including GIA/MVA), net                    3,140,510           1,133,138          (3,096,874)         (3,398,266)
          Transfers for contract
               benefits and terminations                  (2,354,698)         (1,391,506)        (17,796,177)        (14,599,468)
          Contract maintenance charges                       (45,594)            (28,264)           (302,934)           (178,376)
          Net change to contracts in payout period               208                 (22)               (104)               (754)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,048,573             718,040         (11,660,586)        (10,729,781)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,793,751           2,559,749          26,097,700           8,496,207

Net assets at beginning of period                         14,782,359          12,222,610         111,676,401         103,180,194
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    22,576,110     $    14,782,359     $   137,774,101     $   111,676,401
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (238,474)    $      (256,613)    $    (1,295,598)    $    (1,789,745)
          Realized gains (losses)                          1,091,197           1,600,476          16,503,845          12,185,689
          Unrealized appreciation (depreciation)
               during the year                             3,234,944             329,816          (7,644,829)          1,755,127
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,087,667           1,673,679           7,563,418          12,151,071
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               935,707           1,624,286           2,837,021           3,342,877
          Transfers between Investment Options
               (including GIA/MVA), net                    4,798,571             159,509          (9,676,549)         (5,498,508)
          Transfers for contract
               benefits and terminations                  (2,841,564)         (2,350,266)        (21,153,543)        (21,484,091)
          Contract maintenance charges                       (55,421)            (52,724)           (252,913)           (273,579)
          Net change to contracts in payout period            (1,460)              1,602              (4,740)                191
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,835,833            (617,593)        (28,250,724)        (23,913,110)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,923,500           1,056,086         (20,687,306)        (11,762,039)

Net assets at beginning of period                         20,909,662          19,853,576         131,367,851         143,129,890
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    27,833,162     $    20,909,662     $   110,680,545     $   131,367,851
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

             -------------------------------------------------------------------
              AIM V.I. Capital Appreciation Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Core Equity Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Mid Cap Core Equity Fund - Class I
             -------------------------------------------------------------------
              Alger American Leveraged AllCap Portfolio - Class O
             -------------------------------------------------------------------
              DWS Equity 500 Index Fund VIP - Class A
             -------------------------------------------------------------------
              Federated Fund for U.S. Government Securities II
             -------------------------------------------------------------------
              Federated High Income Bond Fund II - Primary Shares
             -------------------------------------------------------------------
              Fidelity VIP Contrafund(R) Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Opportunities Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Portfolio - Service Class
             -------------------------------------------------------------------
              Franklin Income Securities Fund  - Class 2
             -------------------------------------------------------------------
              Lazard Retirement Small Cap Portfolio - Service Shares
             -------------------------------------------------------------------
              Lord Abbett Bond-Debenture Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Growth and Income Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Mid-Cap Value Portfolio - Class VC
             -------------------------------------------------------------------
              Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
             -------------------------------------------------------------------
              Neuberger Berman AMT Fasciano Portfolio - Class S
             -------------------------------------------------------------------
              Neuberger Berman AMT Guardian Portfolio - Class S
             -------------------------------------------------------------------
              Oppenheimer Capital Appreciation Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Global Securities Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Main Street Small Cap Fund/VA - Service Shares
             -------------------------------------------------------------------
              Phoenix Capital Growth Series
             -------------------------------------------------------------------
              Phoenix Growth and Income Series
             -------------------------------------------------------------------
              Phoenix Mid-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix Money Market Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Fixed Income Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Short Term Bond Series
             -------------------------------------------------------------------
              Phoenix Strategic Allocation Series
             -------------------------------------------------------------------
              Phoenix-Aberdeen International Series
             -------------------------------------------------------------------
              Phoenix-Alger Small-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix-Duff & Phelps Real Estate Securities Series
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Mid-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Small-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Comstock Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Equity 500 Index Series
             -------------------------------------------------------------------
              PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Real Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Total Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              Rydex Variable Trust Inverse Government Long Bond Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Nova Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Sector Rotation Fund
             -------------------------------------------------------------------

             -------------------------------------------------------------------
              Templeton Developing Markets Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Foreign Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Global Asset Allocation Fund - Class 2
             -------------------------------------------------------------------
              Templeton Growth Securities Fund - Class 2
             -------------------------------------------------------------------
              Van Kampen UIF Equity and Income Portfolio - Class II
             -------------------------------------------------------------------
              Wanger International Select
             -------------------------------------------------------------------
              Wanger International Small Cap
             -------------------------------------------------------------------
              Wanger Select
             -------------------------------------------------------------------
              Wanger U.S. Smaller Companies
             -------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                      PURCHASES                        SALES
-----------------                                                      ---------                        -----
   AIM V.I. Capital Appreciation Fund - Class I                    $     21,767,846                $    8,994,072
   AIM V.I. Core Equity Fund - Class I                                   23,149,144                     8,891,015
   AIM V.I. Mid Cap Core Equity Fund - Class I                            1,741,559                     2,786,536
   Alger American Leveraged AllCap Portfolio - Class O                    2,660,603                     6,258,579
   DWS Equity 500 Index Fund VIP - Class A                               35,452,768                    21,335,074
   Federated Fund for U.S. Government Securities II                      72,149,564                    28,968,264
   Federated High Income Bond Fund II - Primary Shares                    8,735,388                     8,599,061
   Fidelity VIP Contrafund(R) Portfolio - Service Class                  35,477,226                    21,314,224
   Fidelity VIP Growth Opportunities Portfolio - Service Class           27,121,338                     3,138,386
   Fidelity VIP Growth Portfolio - Service Class                          3,093,975                     9,808,268
   Franklin Income Securities Fund - Class 2                              9,179,312                       591,848
   Lazard Retirement Small Cap Portfolio - Service Shares                 1,195,660                     2,708,598
   Lord Abbett Bond-Debenture Portfolio - Class VC                        4,332,878                     4,096,295
   Lord Abbett Growth and Income Portfolio - Class VC                    39,844,873                    19,101,308
   Lord Abbett Mid-Cap Value Portfolio - Class VC                         4,651,406                     7,625,413
   Mutual Shares Securities Fund - Class 2                               22,483,909                     9,430,113
   Neuberger Berman AMT Fasciano Portfolio - S Class                         36,365                           234
   Neuberger Berman AMT Guardian Portfolio - S Class                        495,272                         4,028
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                359,682                         2,344
   Oppenheimer Global Securities Fund/VA - Service Shares                 1,258,965                       167,199
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               418,834                        13,278
   Phoenix Capital Growth Series                                         35,835,706                    26,657,734
   Phoenix Growth and Income Series                                      25,517,434                    21,405,389
   Phoenix Mid-Cap Growth Series                                         28,873,344                    13,258,926
   Phoenix Money Market Series                                           77,653,996                    64,563,527
   Phoenix Multi-Sector Fixed Income Series                              24,555,241                    24,240,741
   Phoenix Multi-Sector Short Term Bond Series                           10,126,384                    12,290,581
   Phoenix Strategic Allocation Series                                   13,901,858                    27,829,296
   Phoenix-Aberdeen International Series                                195,729,069                    38,514,413
   Phoenix-Alger Small-Cap Growth Series                                 22,776,109                     6,027,121
   Phoenix-Duff & Phelps Real Estate Securities Series                   40,600,102                    26,690,330
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth         8,743,806                       339,219
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                   12,717,132                     4,556,773
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                  3,243,207                       261,470
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth           7,142,751                       565,824
   Phoenix-Sanford Bernstein Mid-Cap Value Series                        27,904,911                    22,500,005
   Phoenix-Sanford Bernstein Small-Cap Value Series                      20,852,377                    13,136,300
   Phoenix-Van Kampen Comstock Series                                    13,025,838                    15,712,448
   Phoenix-Van Kampen Equity 500 Index Series                            21,868,710                    12,575,870
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         688,459                       197,744
   PIMCO VIT Real Return Portfolio - Advisor Class                          743,636                       195,428
   PIMCO VIT Total Return Portfolio - Advisor Class                       5,754,363                       211,909
   Rydex Variable Trust Inverse Government Long Bond Fund                   516,638                     3,527,083
   Rydex Variable Trust Nova Fund                                           280,717                     2,995,110
   Rydex Variable Trust Sector Rotation Fund                              3,873,604                     7,126,238
   Templeton Developing Markets Securities Fund - Class 2                 2,763,687                     1,620,027
   Templeton Foreign Securities Fund - Class 2                            9,150,640                     9,766,458
   Templeton Global Asset Allocation Fund - Class 2                         726,938                       944,724
   Templeton Growth Securities Fund - Class 2                            16,225,922                    14,571,280
   Van Kampen UIF Equity and Income Portfolio - Class II                    233,581                        45,470

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

INVESTMENT OPTION                                                        PURCHASES                     SALES
-----------------                                                        ---------                     -----
   Wanger International Select                                     $     13,091,833                $   11,254,354
   Wanger International Small Cap                                        24,488,920                    37,093,223
   Wanger Select                                                         10,216,666                     6,874,105
   Wanger U.S. Smaller Companies                                         10,817,496                    36,215,983
                                                                  ------------------              ----------------
                                                                   $  1,006,247,642                $  627,599,240
                                                                  ------------------              ----------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I              10,216,826  (3,975,324)    6,241,502   8,557,478  (2,159,678)   6,397,800
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                       22,944,072  (8,711,757)   14,232,315         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                  743,949  (2,367,324)   (1,623,375)  2,998,879  (2,314,518)     684,361
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        1,644,292  (4,127,831)   (2,483,539)  3,901,882  (6,467,908)  (2,566,026)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                   15,702,512  (9,290,712)    6,411,800  11,436,962  (6,076,135)   5,360,827
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          30,526,155 (11,525,171)   19,000,984  28,065,184 (11,701,108)  16,364,076
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        2,665,351  (3,216,008)     (550,657)  6,056,444  (9,464,959)  (3,408,515)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class      10,008,641  (7,584,586)    2,424,055  14,907,112  (4,716,334)  10,190,778
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
   Service Class                                          13,071,437  (1,507,450)   11,563,987   5,844,162  (1,042,322)   4,801,840
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class              1,855,240  (5,842,712)   (3,987,472)  4,955,395  (6,406,763)  (1,451,368)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                  8,646,559    (527,101)    8,119,458         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares       701,464  (2,283,467)   (1,582,003)  6,567,186  (1,463,862)   5,103,324
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC            3,233,542  (3,700,893)     (467,351) 17,581,659  (2,502,976)  15,078,683
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC        30,405,900 (15,709,111)   14,696,789  98,809,794  (6,936,055)  91,873,739
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             2,792,606  (6,658,192)   (3,865,586) 23,331,509  (3,334,294)  19,997,215
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    8,635,495  (3,420,718)    5,214,777   5,388,224  (2,864,532)   2,523,692
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class             38,140          (4)       38,136         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class            507,613      (1,664)      505,949         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
   Shares                                                    369,618        (961)      368,657         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares     1,252,276    (157,828)    1,094,448         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
   Shares                                                    434,687     (12,160)      422,527         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             25,435,382 (20,764,923)    4,670,459   4,131,727 (27,083,027) (22,951,300)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                          11,613,992 (11,362,354)      251,638  13,834,717 (17,157,327)  (3,322,610)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             17,721,122  (7,809,079)    9,912,043   4,120,461  (9,993,719)  (5,873,258)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               43,852,787 (37,380,774)    6,472,013  63,943,124 (69,380,927)  (5,437,803)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   7,451,787  (9,650,888)   (2,199,101)  9,502,781 (12,224,320)  (2,721,539)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                8,074,225 (11,024,461)   (2,950,236) 13,967,499 (10,074,021)   3,893,478
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        1,165,809 (12,420,925)  (11,255,116)  2,473,310 (15,042,138) (12,568,828)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     59,752,541 (14,190,073)   45,562,468  10,907,358 (11,600,691)    (693,333)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      5,938,807  (1,582,986)    4,355,821   1,387,935  (1,253,491)     134,444
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5,903,531  (4,599,446)    1,304,085   4,919,228  (4,615,947)     303,281
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Grow                                         8,361,821    (275,525)    8,086,296         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth       12,404,054  (4,467,047)    7,937,007         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate      3,195,084    (246,196)    2,948,888         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                  6,948,636    (531,218)    6,417,418         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             5,797,117  (6,386,043)     (588,926)  5,333,498  (5,469,631)    (136,133)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           3,907,177  (3,201,941)      705,236   3,662,670  (3,886,962)    (224,292)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         1,790,724  (6,512,695)   (4,721,971)  1,470,387 (11,254,121)  (9,783,734)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                11,107,998  (6,781,070)    4,326,928   1,436,392  (7,942,014)  (6,505,622)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Advisor Class                                             673,529    (192,167)      481,362         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class              709,345    (187,001)      522,344         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class           5,543,834    (188,715)    5,355,119         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund       356,763  (3,760,602)   (3,403,839)  3,813,353  (5,082,368)  (1,269,015)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               167,502  (2,041,228)   (1,873,726)  1,584,304  (1,717,481)    (133,177)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  2,398,787  (4,788,737)   (2,389,950)  4,712,351  (1,194,836)   3,517,515
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1,724,838  (1,096,013)      628,825      19,892    (645,840)    (625,948)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                3,598,219  (4,139,805)     (541,586)  7,870,399  (8,068,585)    (198,186)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2              31,953    (464,389)     (432,436)     20,829    (685,096)    (664,267)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                 5,970,007  (5,577,230)      392,777   3,668,440  (4,908,291)  (1,239,851)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II        225,801     (41,736)      184,065         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                4,518,339  (3,653,645)      864,694   3,134,108  (3,087,722)      46,386
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             6,527,611  (9,321,154)   (2,793,543)  9,540,447 (12,719,953)  (3,179,506)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2,712,076  (2,051,770)      660,306   2,057,261  (2,290,185)    (232,924)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              1,938,534  (9,892,663)   (7,954,129)  3,336,175 (10,817,836)  (7,481,661)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2006           27,149        1.15  to       2.35       60,601           0.07%       0.90% to     1.95%      3.31%  to     5.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,907        1.10  to       2.24       44,483           0.08%       0.90% to     1.95%      4.23%  to     7.86%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,510        1.17  to       2.08       28,566               -       0.75% to     1.95%      2.28%  to     5.67%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,357        1.11  to       2.54       15,472               -       0.75% to     1.95%      1.32%  to    32.69%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,219        1.30  to       1.54        3,066               -       0.90% to     1.95%    (25.57%) to    (5.25%)

AIM V.I. Core Equity Fund - Class I
    2006(17)       14,232        1.08  to       1.09       15,458           0.81%       0.90% to     1.95%      7.73%  to     8.50%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

AIM V.I. Mid Cap Core Equity Fund - Class I
    2006            6,924        1.17  to        1.21       8,201           0.88%       0.50% to     1.95%      9.08%  to    10.69%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,548        1.07  to        1.09       9,222           0.52%       0.50% to     1.95%      5.53%  to     7.08%
------------------------------------------------------------------------------------------------------------------------------------
    2004(5)         7,864        1.02  to        1.02       7,992           2.09%       0.50% to     1.95%      1.83%  to     1.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Alger American Leveraged AllCap Portfolio - Class O

    2006            9,640        1.51  to       2.55       16,453               -       0.90% to     1.95%     12.55%  to    18.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,124        1.29  to       2.16       17,219               -       0.90% to     1.95%      0.18%  to    13.42%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,690        1.14  to       1.91       19,272               -       0.90% to     1.95%      6.08%  to     7.21%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,422        1.07  to       1.79       15,813               -       0.90% to     1.95%      1.18%  to    33.51%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,967        0.80  to       1.34        7,664           0.01%       0.90% to     1.95%    (34.97%) to  (13.66%)

DWS Equity 500 Index Fund VIP - Class A

    2006           32,362        1.18  to       2.71       79,149           1.17%       0.90% to     2.25%     (2.51%) to    14.49%
------------------------------------------------------------------------------------------------------------------------------------
    2005           25,950        1.04  to       2.37       56,171           1.42%       0.90% to     2.25%      0.27%  to     5.20%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,589        1.08  to       2.28       43,545           1.02%       0.50% to     2.25%     (0.16%) to     9.60%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,216        1.11  to       2.49       26,642           0.65%       0.50% to     1.95%      7.47%  to    27.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002            4,057        1.55  to       1.64        6,550           2.74%       0.90% to     1.95%    (23.56%) to    (8.91%)

Federated Fund for U.S. Government Securities II

    2006           91,224        1.02  to       2.77      209,018           3.86%       0.50% to     1.95%      0.14%  to     3.62%
------------------------------------------------------------------------------------------------------------------------------------
    2005           72,223        0.99  to       2.69      165,069           3.68%       0.50% to     1.95%     (0.93%) to     1.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           55,859        1.03  to       2.66      129,138           4.18%       0.50% to     1.95%      1.59%  to     3.09%
------------------------------------------------------------------------------------------------------------------------------------
    2003           43,612        1.01  to       2.59      100,951           3.71%       0.50% to     1.95%      0.37%  to     2.13%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,786        2.05  to       2.55       99,229           3.15%       0.50% to     1.95%      0.78%  to     8.07%

Federated High Income Bond Fund II - Primary Shares

    2006            8,838        1.12  to       3.14       23,709           8.64%       0.75% to     1.95%      0.13%  to     9.98%
------------------------------------------------------------------------------------------------------------------------------------
    2005            9,388        1.03  to       2.86       23,182           8.58%       0.75% to     1.95%      0.66%  to     1.89%
------------------------------------------------------------------------------------------------------------------------------------
    2004           12,797        1.16  to       2.81       31,179           7.96%       0.50% to     1.95%      8.31%  to     9.63%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,502        1.07  to       2.57       32,086           7.52%       0.50% to     1.95%      7.95%  to    21.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,335        1.77  to       2.00       13,375           7.28%       0.90% to     1.95%     (2.36%) to     4.09%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006           35,546        1.24  to       3.40      100,303           1.13%       0.90%  to    1.95%      0.31%  to    10.59%
------------------------------------------------------------------------------------------------------------------------------------
    2005           33,122        1.13  to       3.08       84,975           0.17%       0.90%  to    1.95%      8.64%  to    15.80%
------------------------------------------------------------------------------------------------------------------------------------
    2004           22,931        1.28  to       2.66       51,567           0.21%       0.75%  to    1.95%     10.09%  to    14.30%
------------------------------------------------------------------------------------------------------------------------------------
    2003           15,576        1.13  to       2.50       30,712           0.28%       0.75%  to    1.95%      6.71%  to    33.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002            9,291        1.43  to       1.96       13,736           0.56%       0.75%  to    1.95%    (13.79%) to    (0.45%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2006           19,629        1.12  to       2.39       42,654           0.39%       0.90%  to    1.95%     (0.42%) to     4.36%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,065        1.08  to       2.30       16,245           0.52%       0.90%  to    1.95%      4.93%  to     8.77%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,263        1.17  to       2.13        5,432           0.44%       0.90%  to    1.95%      4.97%  to     6.10%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,993        1.11  to       2.01        4,538           0.59%       0.90%  to    1.95%      9.01%  to    28.49%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,411        1.09  to       1.57        2,737           0.75%       0.90%  to    1.95%    (23.17%) to    (2.92%)

Fidelity VIP Growth Portfolio - Service Class

    2006           20,603        1.12  to       2.93       36,134           0.29%       0.50%  to    1.95%      3.75%  to     6.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,590        1.07  to       2.76       40,518           0.38%       0.50%  to    1.95%      2.56%  to     5.34%
------------------------------------------------------------------------------------------------------------------------------------
    2004           26,041        1.14  to       2.62       39,498           0.15%       0.50%  to    1.95%     (2.21%) to     2.75%
------------------------------------------------------------------------------------------------------------------------------------
    2003           21,490        1.12  to       2.55       29,795           0.15%       0.50%  to    1.95%     10.55%  to    32.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           13,580        0.93  to       1.93       13,197           0.11%       0.50%  to    1.95%    (31.94%) to     8.69%

Franklin Income Securities Fund - Class 2

    2006(22)        8,119        1.04  to       1.11        8,983           0.68%       0.90% to     1.95%      3.11%  to    12.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lazard Retirement Small Cap Portfolio - Service Shares

    2006            3,521        1.24  to       1.26        4,403               -       0.90% to     1.95%     13.81%  to    15.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005(11)        5,103        1.09  to       1.10        5,571               -       0.90% to     1.95%      1.74%  to    12.13%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2006           14,611        1.09  to       1.11       16,072           6.00%       0.90% to     1.95%      0.62%  to     8.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005(12)       15,079        1.02  to       1.02       15,385           7.32%       0.90% to     1.95%     (0.01%) to     4.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2006          106,571        1.20  to       1.22      129,362           1.36%       0.90% to     1.95%      4.41%  to    16.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(140)      91,874        1.04  to       1.05       96,321           1.57%       0.90% to     1.95%      2.04%  to     8.58%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2006           16,132        1.18  to       1.21       19,312           0.46%       0.90% to     1.95%     (0.35%) to    11.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(10)       19,997        1.07  to       1.09       21,620           0.67%       0.90% to     1.95%     (0.79%) to    13.48%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Mutual Shares Securities Fund - Class 2

    2006           19,109        1.25 to        3.71       53,592          1.24%        0.90% to     1.95%      0.44%  to    17.32%
------------------------------------------------------------------------------------------------------------------------------------
    2005           13,894        1.08 to        3.16       35,252          0.84%        0.90% to     1.95%      5.11%  to     9.56%
------------------------------------------------------------------------------------------------------------------------------------
    2004           11,370        1.24 to        2.89       26,137          0.80%        0.75% to     1.95%      2.50%  to    11.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003            9,655        1.12 to        2.59       19,488          1.03%        0.75% to     1.95%      8.60%  to    25.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,046        1.11 to        2.09       10,992          0.94%        0.90% to     1.95%    (15.15%) to    (8.05%)

Neuberger Berman AMT Fasciano Portfolio - S Class

    2006(22)           38        0.96  to       0.97           37              -        0.90% to     1.80%     (4.34%) to     3.54%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Neuberger Berman AMT Guardian Portfolio - S Class

    2006(22)          506        1.04  to       1.06          534          1.29%        0.90% to     1.65%      4.35%  to    15.67%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

    2006(23)          369        1.01  to       1.03          375              -        0.90% to     1.80%      1.62%  to    12.46%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Global Securities Fund/VA - Service Shares

    2006(18)        1,094        1.06  to       1.07        1,162              -        0.90% to     1.95%      4.31%  to    14.51%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Main Street Small Cap Fund/VA - Service Shares

    2006(21)          423        0.99  to       1.04          423              -        0.90% to     1.80%     (2.92%) to    12.11%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -


                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                 At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix Capital Growth Series

    2006           74,964        1.02 to        2.04       97,738          0.24%       0.90% to      1.95%       1.21% to     8.04%
------------------------------------------------------------------------------------------------------------------------------------
    2005           70,294        1.01 to        2.00       86,963          0.06%       0.90% to      1.95%       1.70% to     2.78%
------------------------------------------------------------------------------------------------------------------------------------
    2004           93,245        0.99 to        1.95      112,519          0.81%       0.90% to      1.95%       2.92% to     4.03%
------------------------------------------------------------------------------------------------------------------------------------
    2003          112,105        0.95 to        1.88      129,578          0.10%       0.90% to      1.95%       3.31% to    25.35%
------------------------------------------------------------------------------------------------------------------------------------
    2002          127,831        0.77 to        1.50      117,024              -       0.90% to      1.95%     (26.02%)to     6.51%

Phoenix Growth and Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           49,152        1.19 to        3.26      108,401          1.15%       0.75% to      1.95%       2.98% to    16.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           48,900        1.03 to        2.80       90,058          1.08%       0.75% to      1.95%      (0.36%)to     4.55%
------------------------------------------------------------------------------------------------------------------------------------
    2004           52,223        1.20 to        2.69       87,702          1.31%       0.75% to      1.95%       8.32% to     9.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           42,548        1.10 to        2.45       61,415          1.17%       0.75% to      1.95%       2.21% to    26.32%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,508        0.88 to        1.56       43,496          0.76%       0.90% to      1.95%     (23.75%)to    10.65%

Phoenix Mid-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           22,323        1.07 to        2.23       36,076              -       0.90% to      1.95%      (1.37%)to     3.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,410        1.05 to        2.16       20,151              -       0.90% to      1.95%      (0.87%)to     3.24%
------------------------------------------------------------------------------------------------------------------------------------
    2004           18,284        1.12 to        2.10       29,040              -       0.90% to      1.95%       4.64% to     5.76%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,554        1.07 to        1.99       28,900              -       0.90% to      1.95%       2.47% to    27.67%
------------------------------------------------------------------------------------------------------------------------------------
    2002(4)        19,237        0.87 to        1.57       22,341              -       0.90% to      1.95%     (33.58%)to    (2.98%)

Phoenix Money Market Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           37,587        1.02 to        2.32       69,317          4.35%       0.75% to      2.25%      0.00%* to     3.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005           31,115        1.00 to        2.24       56,230          2.53%       0.75% to      1.95%      0.00%* to     1.81%
------------------------------------------------------------------------------------------------------------------------------------
    2004           36,553        0.99 to        2.20       61,979          0.77%       0.75% to      2.25%      (1.47%)to     0.04%
------------------------------------------------------------------------------------------------------------------------------------
    2003           41,970        1.00 to        2.20       77,573          0.68%       0.75% to      2.25%      (1.58%)to    (0.07%)
------------------------------------------------------------------------------------------------------------------------------------
    2002           48,747        1.25 to        2.21       85,897          1.41%       0.75% to      2.25%      (0.86%)to     0.51%

Phoenix Multi-Sector Fixed Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           43,905        1.06 to        3.20      111,464          5.34%       0.50% to      1.95%      (0.42%)to     6.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           46,104        1.01 to        3.02      109,741          4.82%       0.50% to      1.95%      (0.40%)to     1.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004           48,826        1.11 to        2.99      112,833          6.18%       0.50% to      1.95%       3.49% to     6.17%
------------------------------------------------------------------------------------------------------------------------------------
    2003           39,784        1.06 to        2.83       82,061          6.72%       0.75% to      1.95%       0.25% to    13.72%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)        39,381        1.50 to        2.49       68,574          7.14%       0.75% to      1.95%       2.05% to     9.01%

Phoenix Multi-Sector Short Term Bond Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           29,621        1.05 to        1.13       32,637          4.51%       0.90% to      1.95%       3.66% to     4.77%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,571        1.01 to        1.07       34,440          3.73%       0.90% to      1.95%      (0.87%)to     0.45%
------------------------------------------------------------------------------------------------------------------------------------
    2004           28,678        1.04 to        1.07       30,379          4.41%       0.75% to      1.95%       2.04% to     4.39%
------------------------------------------------------------------------------------------------------------------------------------
    2003(7)        17,461        1.02 to        1.03       17,859          5.05%       0.75% to      1.95%       0.12% to     5.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix Strategic Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,980        1.27 to        2.88       76,077          2.50%       0.75% to      1.95%      10.50% to    11.85%
------------------------------------------------------------------------------------------------------------------------------------
    2005           44,235        1.14 to        2.58       91,736          2.28%       0.75% to      1.95%      (1.80%)to     1.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004           56,804        1.14 to        2.55      116,772          2.58%       0.75% to      1.95%       5.36% to     6.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           64,416        1.08 to        2.39      123,911          2.66%       0.75% to      1.95%       4.65% to    18.79%
------------------------------------------------------------------------------------------------------------------------------------
    2002           68,375        1.52 to        1.93      110,311          2.78%       0.90% to      1.95%     (12.99%)to     3.07%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment          Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
    2006           74,181        1.49 to        4.56      245,476          2.59%       0.50% to      1.95%       0.55% to    26.74%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,619        1.19 to        3.59       63,545          4.47%       0.50% to      1.95%       6.72% to    17.98%
------------------------------------------------------------------------------------------------------------------------------------
    2004           29,312        1.40 to        3.05       53,620          2.92%       0.50% to      1.95%      15.17% to    20.18%
------------------------------------------------------------------------------------------------------------------------------------
    2003           25,479        1.18 to        2.53       38,468          1.92%       0.50% to      1.95%      10.60% to    41.66%
------------------------------------------------------------------------------------------------------------------------------------
    2002           23,100        1.06 to        1.73       26,490          1.04%       0.90% to      1.95%     (19.73%)to    12.13%

Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006            8,834        1.36 to        4.22       35,811          0.02%       0.75% to      1.95%      10.22% to    18.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005            4,478        1.16 to        3.56       15,539              -       0.75% to      1.95%      (2.25%)to    16.43%
------------------------------------------------------------------------------------------------------------------------------------
    2004            4,344        1.15 to        3.10       13,185              -       0.75% to      1.95%      (9.64%)to     1.36%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,544        1.15 to        3.06        7,643              -       0.75% to      1.95%      (3.45%)to    53.14%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)           151        2.00 to        2.01          304              -       0.90% to      1.80%      (9.32%)to    (0.36%)

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           17,101        1.48 to        9.25      110,320          1.34%       0.50% to      1.95%       9.68% to    36.38%
------------------------------------------------------------------------------------------------------------------------------------
    2005           15,797        1.10 to        6.81       76,155          1.74%       0.50% to      1.95%       0.03% to    14.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           15,493        1.55 to        5.97       66,800          2.50%       0.50% to      1.95%      27.28% to    34.02%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,497        1.17 to        4.47       47,159          3.40%       0.50% to      1.95%      14.00% to    39.52%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,061        2.00 to        3.26       33,487          3.99%       0.50% to      1.95%      (3.09%)to    11.07%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    2006(14)        8,086        1.11 to        1.12        8,997          2.36%       0.90% to      1.80%       1.29% to    14.96%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

    2006(16)        7,937        1.04 to        1.09        8,616          1.94%       0.90% to      1.80%       0.83% to    10.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    2006(15)        2,949        1.03 to        1.05        3,075          4.46%       0.90% to      1.95%       0.05% to     6.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    2006(13)        6,417        1.04 to        1.08        6,886          3.72%       0.90% to      1.95%       2.55% to    10.27%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                     Total
                Units            Fair Value            Assets           Income          Ratio (2)                  Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2006           19,888        1.20 to        5.53       71,158          0.42%       0.50% to      1.95%       6.75% to    14.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,477        1.06 to        4.87       65,289          0.11%       0.50% to      1.95%      (1.55%)to     7.19%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,613        1.42 to        4.58       61,042          0.18%       0.50% to      1.95%      18.06% to    19.80%
------------------------------------------------------------------------------------------------------------------------------------
    2003           18,073        1.20 to        3.85       42,763          0.21%       0.50% to      1.95%      16.68% to    40.27%
------------------------------------------------------------------------------------------------------------------------------------
    2002           17,309        0.98 to        2.77       28,275          0.97%       0.50% to      1.95%     (19.45%)to     6.91%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2006           11,112        1.23 to        4.80       45,913          0.23%       0.90% to      1.95%       9.44% to    15.70%
------------------------------------------------------------------------------------------------------------------------------------
    2005           10,407        1.07 to        4.15       38,467              -       0.90% to      1.95%       0.56% to     6.50%
------------------------------------------------------------------------------------------------------------------------------------
    2004           10,631        1.48 to        3.90       37,411              -       0.75% to      1.95%      10.85% to    21.57%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,866        1.23 to        3.21       26,107              -       0.90% to      1.95%      20.19% to    42.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,376        1.91 to        2.25       17,766          0.60%       0.90% to      1.95%     (20.21%)to     4.51%

Phoenix-Van Kampen Comstock Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           19,855        1.25 to        3.49       51,685          1.64%       0.50% to      1.95%      10.13% to    20.30%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,577        1.24 to        2.91       53,686          1.10%       0.50% to      1.95%      (1.86%)to     4.90%
------------------------------------------------------------------------------------------------------------------------------------
    2004           34,361        1.20 to        2.79       70,474          0.97%       0.50% to      1.95%      10.71% to    11.90%
------------------------------------------------------------------------------------------------------------------------------------
    2003           26,606        1.08 to        2.49       48,713          0.94%       0.90% to      1.95%       4.39% to    22.76%
------------------------------------------------------------------------------------------------------------------------------------
    2002           22,753        1.09 to        2.03       34,335          0.93%       0.90% to      1.95%     (23.18%)to     8.62%

Phoenix-Van Kampen Equity 500 Index Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,875        1.17 to        2.41       64,412          1.34%       0.90% to      2.25%       3.06% to    13.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,548        1.22 to        2.13       49,041          1.22%       0.90% to      2.25%      (4.47%)to     2.76%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,053        1.20 to        2.08       58,129          1.47%       0.90% to      2.25%       3.40% to     8.85%
------------------------------------------------------------------------------------------------------------------------------------
    2003           34,336        1.11 to        1.91       51,046          1.17%       0.90% to      2.25%      10.77% to    25.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002           28,730        0.91 to        1.53       31,487          0.94%       0.90% to      2.25%     (25.40%)to    (0.72%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

    2006(18)          481        0.95 to        1.00          461         15.20%       0.90% to      1.80%      (7.64%)to    (3.51%)
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Real Return Portfolio - Advisor Class

    2006(21)          522        1.00 to        1.02          530          4.51%       1.10% to      1.80%      (1.72%)to     2.65%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Total Return Portfolio - Advisor Class

    2006(19)        5,355        1.01 to        1.04        5,526          4.56%       0.90% to      1.85%      (1.22%)to     4.15%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Rydex Variable Trust Inverse Government Long Bond Fund

    2006            5,007        0.82 to        0.94        4,597          3.12%       0.90% to      1.95%       6.01% to     7.14%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,410        0.77 to        0.88        7,228              -       0.90% to      1.95%      (7.08%)to    (6.09%)
------------------------------------------------------------------------------------------------------------------------------------
    2004            9,679        0.83 to        0.93        8,918              -       0.90% to      1.95%     (12.41%)to    (7.00%)
------------------------------------------------------------------------------------------------------------------------------------
    2003(8)         5,403        0.94 to        1.05        5,669              -       0.90% to      1.95%      (5.81%)to     9.53%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Nova Fund

    2006            1,853        1.62 to        1.68        3,056          0.93%       0.90% to      1.95%       0.95% to    18.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005            3,727        1.35 to        1.43        5,223          0.37%       0.90% to      1.95%       1.95% to     6.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,860        1.32 to        1.38        5,278          0.05%       0.90% to      1.95%      10.83% to    13.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,921        1.17 to        1.22        3,545              -       0.90% to      1.85%       2.37% to    20.71%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Sector Rotation Fund

    2006            3,541        1.22 to        1.58        5,490              -       0.90% to      1.95%      (0.47%)to    10.39%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,931        1.35 to        1.43        8,350              -       0.90% to      1.95%      11.50% to    12.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004            2,414        1.20 to        1.27        3,034              -       0.90% to      1.95%       5.09% to    12.91%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,363        1.10 to        1.16        2,724              -       0.90% to      1.80%       0.46% to    16.17%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Templeton Developing Markets Securities Fund - Class 2

    2006            3,217        1.06 to        5.43        5,724          1.07%       0.90% to      1.80%       0.88% to    26.94%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,588        1.09 to        3.50        3,634          1.30%       0.90% to      1.60%      25.40% to    26.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,214        0.87 to        2.77        3,557          1.81%       0.90% to      1.60%       5.78% to    23.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,064        0.70 to        2.77        3,591          1.17%       0.90% to      1.60%      50.55% to    51.62%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,087        0.47 to        1.83        2,935          1.41%       0.90% to      1.60%      (1.74%)to    (1.05%)

Templeton Foreign Securities Fund - Class 2

    2006           15,754        1.32 to        3.85       41,893          1.24%       0.50% to      1.95%       3.00% to    20.84%
------------------------------------------------------------------------------------------------------------------------------------
    2005           16,296        1.11 to        3.19       35,750          1.19%       0.50% to      1.95%       4.77% to     9.62%
------------------------------------------------------------------------------------------------------------------------------------
    2004           16,494        1.36 to        2.91       31,997          1.06%       0.50% to      1.95%      11.51% to    17.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,981        1.16 to        2.46       23,427          1.68%       0.50% to      1.95%       8.87% to    32.63%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,553        0.91 to        1.87       16,461          1.72%       0.50% to      1.95%     (22.10%)to    (0.22%)

Templeton Global Asset Allocation Fund - Class 2

    2006            2,408        2.02 to        3.41        5,056          7.06%       0.90% to      1.60%      19.18% to    20.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,840        1.69 to        2.84        4,982          3.68%       0.90% to      1.60%       1.90% to     2.63%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,504        1.65 to        2.77        6,030          2.82%       0.90% to      1.60%      13.87% to    14.68%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,340        1.45 to        2.42        6,504          2.58%       0.90% to      1.60%      29.84% to    30.77%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,013        1.11 to        1.85        5,861          1.78%       0.90% to      1.60%      (5.92%)to    (5.25%)

Templeton Growth Securities Fund - Class 2

    2006           18,181        1.30 to        3.76       48,506          1.28%       0.75% to      1.95%      10.08% to    20.90%
------------------------------------------------------------------------------------------------------------------------------------
    2005           17,788        1.41 to        3.12       40,604          1.15%       0.75% to      1.95%       2.80% to     8.05%
------------------------------------------------------------------------------------------------------------------------------------
    2004           19,028        1.32 to        2.90       39,699          1.22%       0.75% to      1.95%      13.76% to    15.16%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,585        1.15 to        2.53       35,681          1.50%       0.75% to      1.95%       8.13% to    33.82%
------------------------------------------------------------------------------------------------------------------------------------
    2002           20,477        1.09 to        1.94       25,439          2.30%       0.90% to      1.95%     (21.64%)to    (0.71%)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                     Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Van Kampen UIF Equity and Income Portfolio - Class II

  2006(20)            184        1.03 to        1.07          197          0.25%       0.90% to      1.80%       0.63% to    11.06%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Wanger International Select

    2006            6,205        1.55 to        4.89       22,576          0.30%       0.90% to      1.95%       7.84% to    34.78%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,340        1.16 to        3.63       14,782          1.97%       0.90% to      1.95%       8.99% to    16.12%
------------------------------------------------------------------------------------------------------------------------------------
    2004            5,295        1.83 to        3.15       12,223          0.33%       0.90% to      1.95%       2.86% to    24.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,475        1.49 to        2.55       10,408          0.29%       0.75% to      1.95%      12.89% to    39.97%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,877        1.07 to        1.95        5,404              -       0.75% to      1.80%     (16.65%)to     0.25%

Wanger International Small Cap

    2006           29,983        1.57 to        5.97      137,774          0.57%       0.50% to      1.95%      15.04% to    36.48%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,777        1.17 to        4.38      111,676          1.04%       0.50% to      1.95%       4.90% to    20.92%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,956        1.59 to        3.62      103,180          0.70%       0.50% to      1.95%      19.04% to    29.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003           37,064        1.24 to        2.79       83,580          0.30%       0.50% to      1.95%      11.28% to    48.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           32,650        0.97 to        1.89       51,249              -       0.50% to      1.95%     (21.57%)to    11.84%

Wanger Select

    2006            7,310        1.33 to        4.90       27,833          0.36%       0.90% to      1.95%      12.14% to    18.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005            6,650        1.13 to        4.13       20,910              -       0.90% to      1.95%       8.34% to    10.01%
------------------------------------------------------------------------------------------------------------------------------------
    2004            6,883        1.25 to        3.78       19,854              -       0.75% to      1.95%       7.50% to    18.23%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,538        1.06 to        3.21       13,348              -       0.90% to      1.95%       2.89% to    29.55%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,854        1.44 to        2.49        7,096              -       0.75% to      1.95%      (9.10%)to     3.47%


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                    Total
                Units            Fair Value             Assets         Income            Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Wanger U.S. Smaller Companies

    2006           30,670        1.16 to        4.15      110,681          0.24%       0.50% to      1.95%       0.11% to     7.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           38,624        1.09 to        3.86      131,368              -       0.50% to      1.95%       4.99% to    10.70%
------------------------------------------------------------------------------------------------------------------------------------
    2004           46,105        1.34 to        3.49      143,130              -       0.50% to      1.95%      12.12% to    17.74%
------------------------------------------------------------------------------------------------------------------------------------
    2003           50,151        1.15 to        2.96      133,745              -       0.50% to      1.95%       9.31% to    45.47%
------------------------------------------------------------------------------------------------------------------------------------
    2002           53,871        1.66 to        2.08      102,127              -       0.50% to      1.95%     (20.44%)to     2.48%












* Amount is less than 0.005%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the
Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment
Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be
active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.


(4) From inception February 14, 2002 to December 31, (2002.)      (14) From inception February 14, 2006 to December 31, (2006.)
(5) From inception November 13, 2002 to December 31, (2002.)      (15) From inception February 17, 2006 to December 31, (2006.)
(6) From inception June 3, 2003 to December 31, (2003.)           (16) From inception March 10, 2006 to December 31, (2006.)
(7) From inception June 4, 2003 to December 31, (2003.)           (17) From inception April 28, 2006 to December 31, (2006.)
(8) From inception June 5, 2003 to December 31, (2003.)           (18) From inception May 3, 2006 to December 31, (2006.)
(9) From inception June 22, 2004 to December 31, (2004.)          (19) From inception May 4, 2006 to December 31, (2006.)
(10) From inception April 22, 2005 to December 31, (2005.)        (20) From inception May 8, 2006 to December 31, (2006.)
(11) From inception April 28, 2005 to December 31, (2005.)        (21) From inception May 9, 2006 to December 31, (2006.)
(12) From inception April 29, 2005 to December 31, (2005.)        (22) From inception May 10, 2006 to December 31, (2006.)
(13) From inception February 9, 2006 to December 31, (2006.)      (23) From inception May 18, 2006 to December 31, (2006.)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $6,048,261 and $4,085,428 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $25,040,784 and $2,492,747 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value`s net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)`s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS[Logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590


             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
March 23, 2007

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION

56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a) Financial Statements


             (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

             (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2006 and 2005; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.


         (b) Exhibits

             (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

             (2)   Not Applicable.


             (3)   Distribution of Contracts


                   (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.


                   (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registration Statement Form N-4(File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

             (4)   (a)  Form of Variable Annuity Contract D601 (Big Edge Choice)
                        is filed herewith.


                   (b) Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via EDGAR on July 15, 1999.


                   (c) Form of Contract D611 (Spectrum Edge), is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376) filed via EDGAR on September 13, 2001.

                   (d) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to Registrant's Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

                   (e) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant's Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.


                   (f) Enhanced Option 1 Rider, Form DR46, filed via EDGAR on Registration Statement Form N-4(File No. 033-87376), Post-Effective Amendment No. 25 on July 26, 2005.


                   (g) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

             (5)   (a)  Form of Application (Big Edge Choice) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File No. 033-87376) Registration Statement dated July 20, 1995, filed via EDGAR on February 27, 1996.


                   (b) Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to Registrant's Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via EDGAR on July 15, 1999.


                   (c) Form of Application (Form No. OL3174) (Spectrum Edge) with Post-Effective Amendment No. 13 (File No. 033-87376), filed via EDGAR, on September 13, 2001.

             (6)   (a)  Amended and Restated Certificate of Incorporation of PHL
                        Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.


                   (b) Amended and Restated Bylaws of PHL Variable Insurance Company, effective May 16, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.


             (7)   Not Applicable.

             (8)   Participation Agreements.


                   (1)  (a)  Participation Agreement dated February 23, 1995
                             between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Form S-6 (File No. 333-65823), filed via EDGAR, on October 16, 1998.

                        (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Form S-6 (File No. 333-65823), filed via EDGAR, on October 16, 1998.

                   (2)  (a)  Participation Agreement as of May 1, 2000 among
                             Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                        (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.


                        (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778,) filed via EDGAR on April 26, 2006.


                        (d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                   (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                   (4)  (a)  Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                        (b) Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                        (c) Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                   (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                   (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                   (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                   (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                   (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.


                   (10) Participation Agreement dated April 25, 2005 among PHL
                        Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006


                   (11) Fund Participation Agreement dated April 14, 2005 among
                        PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to the Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                   (12) Participation Agreement dated May 1, 2006 among PHL
                        Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                   (13) Participation Agreement dated May 1, 2006 among PHL
                        Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                   (14) Participation Agreement dated May 1, 2006 among PHL
                        Variable Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                   (15) Amended and Restated Participation Agreement dated
                        January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.

                   (16) Information Sharing Agreements pursuant to Rule 22c-2 are filed herewith.

             (9) Written Opinion and Consent of Kathleen A. McGah, Esq. is filed herewith.

             (10)  (a)  Consent of PricewaterhouseCoopers LLP, is filed herewith.

                   (b) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 (File No. 333-78761), filed via EDGAR on April 23, 2007.


             (11)  Not Applicable.

             (12)  Not Applicable


ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

NAME                         POSITION
----                         --------

Michael E. Haylon*           Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*       Director and President
James D. Wehr**              Director, Executive Vice President  and Chief Investment Officer
John H. Beers*               Vice President and Secretary
John R. Flores*              Vice President and Chief Compliance Officer
Daniel J. Moskey*            Vice President and Treasurer
Tracy L. Rich*               Executive Vice President and Assistant Secretary
Christopher M. Wilkos**      Senior Vice President and Corporate Portfolio Manager
Katherine P. Cody*           Senior Vice President and Chief Accounting Officer

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant




ITEM 27. NUMBER OF CONTRACT OWNERS.


    As of February 28, 2007 there were 19,657 qualified and 11,317 nonqualified contracts.


ITEM 28. INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER.

1.       Phoenix Equity Planning Corporation ("PEPCO")

         (a) PEPCO serves as the principal underwriter for the following entities:


              Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


         (b)  Directors and Executive Officers of PEPCO.

              NAME                           POSITION


              George R. Aylward, Jr. **      Director, Executive Vice President
              John H. Beers*                 Vice President and Secretary
              John R. Flores*                Vice President and Anti-Money Laundering Officer
              Michael E. Haylon*             Director
              Stephen D. Gresham**           Director, Senior Vice President
              David C. Martin*               Vice President and Chief Compliance Officer
              Glenn H. Pease**               Vice President, Finance and Treasurer
              David R. Pellerin*             Vice President and Chief Financial Officer
              Philip K. Polkinghorn*         Executive Vice President
              Francis G. Waltman**           Director, President


             * The business address of this individual is One American Row, Hartford, CT 06103-2899.
             ** The business address of this individual is 56 Prospect Street,
                Hartford, CT 06103-2836.

        (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

----------------------------------------------------------------------------------------------------------------------------
          (1)                         (2)                       (3)
   Name of Principal      Net Underwriting Discounts      Compensation on              (4)                     (5)
      Underwriter               and Commissions             Redemption        Brokerage Commissions       Compensation
------------------------- ---------------------------- ---------------------- ----------------------- ----------------------
PEPCO                     $0                           $0                     $0                      $0
----------------------------------------------------------------------------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

ITEM 31. MANAGEMENT SERVICES.


    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


                    YEAR               FEE PAID

                    2006               $101,000

                    2005               $ 86,000

                    2004               $ 98,275

ITEM 32.  UNDERTAKINGS.

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

         (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 29 to this Registration Statement No. 033-87376 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and State of Connecticut on this 1st day of May 2007.

                                      PHL VARIABLE ACCUMULATION ACCOUNT
                                      PHL VARIABLE INSURANCE COMPANY


                                      By:
                                           -------------------------------------
                                           * Philip K. Polkinghorn
                                           Director and President


                                      By:   /s/ John H. Beers
                                           -------------------------------------
                                           *John H. Beers

               *As Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 29 to Registration Statement No. 033-87376 on May 1, 2007.




       SIGNATURE                         TITLE
       ---------                         -----


                                         Director and President
-----------------------------
*Philip K. Polkinghorn

                                         Senior Vice President and Chief
-----------------------------            Accounting Officer
*Katherine P. Cody


                                         Director, Executive Vice President and
-----------------------------            Chief Financial Officer
*Michael E. Haylon


                                         Director, Executive Vice President and
-----------------------------            Chief Investment Officer
*James D. Wehr

/s/ John H. Beers                        Attorney-in-Fact pursuant to power of
-----------------------------            attorney
*John H. Beers


                                       S-1